Securities Act File No. 333-214035

As filed with the Securities and Exchange Commission on November 7, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200

Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 233-4339

Tané T. Tyler, Esq.,

1801 California Street, Suite 5200

Denver, CO 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

COMBINED INFORMATION STATEMENT

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA VOYA LIMITED MATURITY BOND VP

TRANSAMERICA VOYA MID CAP OPPORTUNITIES VP

AND

PROSPECTUS

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA JPMORGAN CORE BOND VP

TRANSAMERICA JANUS MID-CAP GROWTH VP

The address and telephone number of each Target Portfolio and each Destination Portfolio is:

1801 California Street, Suite 5200

Denver, CO 80202

(Toll free) 1–888–233–4339

Transamerica Series Trust

1801 California Street, Suite 5200

Denver, CO 80202

November 8, 2016

Dear Policyowner:

At its joint quarterly meeting on September 15-16, 2016, the Board of your Transamerica portfolio approved the reorganization of your portfolio into another Transamerica portfolio. The reorganization is expected to occur on or about December 16, 2016. Upon completion of the reorganization, you will become a holder of the destination Transamerica portfolio, and you will receive shares of the destination portfolio equal in value to your shares of your current Transamerica portfolio.

The reorganization does not require holder approval, and you are not being asked to vote. We do, however, ask that you review the enclosed combined Information Statement/Prospectus, which contains information about the destination portfolio, including its investment objective, strategies, risks, performance, fees and expenses.

The Board has unanimously approved your portfolio’s reorganization and believes the reorganization is in the best interests of your portfolio and its shareholders.

If you have any questions, please call 1-888-233-4339 between 8 a.m. and 5 p.m., Eastern Time, Monday through Friday. Thank you for your investment in the Transamerica funds.

Sincerely,

/s/ Marijn P. Smit

Marijn P. Smit
Trustee, President and Chief Executive Officer

COMBINED INFORMATION STATEMENT

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA VOYA LIMITED MATURITY BOND VP

TRANSAMERICA VOYA MID CAP OPPORTUNITIES VP

(each, a “Target Portfolio” and together, the “Target Portfolios”)

AND

PROSPECTUS

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA JPMORGAN CORE BOND VP

TRANSAMERICA JANUS MID-CAP GROWTH VP

(each, a “Destination Portfolio” and together, the “Destination Portfolios”)

The address and telephone number of the each Target Portfolio and each Destination Portfolio is:

1801 California Street, Suite 5200

Denver, CO 80202

(Toll free) 1-888-233-4339

Shares of the Destination Portfolios have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

An investment in any Target Portfolio or Destination Portfolio (each sometimes referred to herein as a “Portfolio”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Information Statement/Prospectus sets forth information about the Destination Portfolios that an investor ought to know before investing. Please read this Information Statement/Prospectus carefully before investing and keep it for future reference.

INTRODUCTION

This combined information statement and prospectus, dated November 8, 2016 (the “Information Statement/Prospectus”), is being furnished in connection with the reorganizations (each, a “Reorganization,” and together the “Reorganizations”) of certain series of Transamerica Series Trust, a Delaware statutory trust (each, a “Target Portfolio,” and together the “Target Portfolios”), into certain other series of Transamerica Series Trust (each, a “Destination Portfolio,” and together the “Destination Portfolios”). The Information Statement/Prospectus is being mailed to Target Portfolio holders on or about November 15, 2016.

Each Target Portfolio and Destination Portfolio is a series of Transamerica Series Trust (“TST”), an open-end management investment company organized as a Delaware statutory trust.

The Board of Trustees of TST (the “Board” or the “Trustees”) has determined that the Reorganizations are in the best interests of each Target Portfolio and Destination Portfolio. A copy of the form of Agreement and Plan of Reorganization (the “Plan”) for each Reorganization is attached to this Information Statement/Prospectus as Exhibit A.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The following table indicates (a) the Target Portfolio and corresponding Destination Portfolio involved in each Reorganization, (b) the corresponding Destination Portfolio shares that each Target Portfolio holder will receive, and (c) on what page of this Information Statement/Prospectus the discussion regarding each Reorganization begins. The Reorganizations are numbered for convenience. The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

Reorganization	Target Portfolio & Shares	Destination Portfolio & Shares	Page
1	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP	3
	Initial Class Service Class	Initial Class Service Class

2	Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid-Cap Growth VP	15
	Initial Class Service Class	Initial Class Service Class

Please read this Information Statement/Prospectus, including Exhibit A, carefully. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your Target Portfolio’s Reorganization.

The date of this Information Statement/Prospectus is November 8, 2016

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For more complete information about each Portfolio, please read the Portfolio’s prospectus and statement of additional information, as they may be amended and/or supplemented. Each Portfolio’s prospectus and statement of additional information, and other additional information about each Portfolio, has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See “Where to Get More Information” below.

Where to Get More Information

Each Portfolio’s current prospectus and statement of additional information, including any applicable supplements thereto.	On file with the SEC (http://www.sec.gov) and available at no charge by calling the Portfolios’ toll-free number: 1-888-233-4339 or visiting the Portfolios’ website at http://www. transamericaseriestrust.com/content/prospectus.aspx.

Each Portfolio’s most recent annual and semi–annual reports to holders.	On file with the SEC (http://www.sec.gov) and available at no charge by calling the Portfolios’ toll-free number: 1-888-233-4339 or by visiting the Portfolios’ website at http://www. transamericaseriestrust.com/content/prospectus.aspx.

A statement of additional information for this Information Statement/Prospectus, dated November 8, 2016 (the “SAI”). The SAI contains additional information about the Target Portfolios and the Destination Portfolios.	On file with the SEC (http://www.sec.gov) and available at no charge by calling the Portfolios’ toll-free number: 1-888-233-4339 or by visiting the Portfolios’ website at http://www. transamericaseriestrust.com/content/prospectus.aspx. The SAI is incorporated by reference into this Information Statement/Prospectus.

To ask questions about this Information Statement/Prospectus.	Call the following toll-free telephone number: 1-888-233-4339.

The Target Portfolios’ prospectus, dated May 1, 2016, as supplemented, and statement of additional information, as amended and restated on July 1, 2016 and as further supplemented (Files No. 033-00507 and 811-04419), are incorporated by reference into this Information Statement/Prospectus.

Shares of the Portfolios are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a “Policyowner,” collectively, “Policyowners”) of variable annuity contracts and variable life policies (collectively, the “Policies”). As such, Transamerica Life Insurance Company (“TLIC”), Transamerica Financial Life Insurance Company (“TFLIC”), Transamerica Advisors Life Insurance Company (“TALIC”) and Transamerica Premier Life Insurance Company (“TPLIC”) (collectively, the “Insurance Companies”) and certain asset allocation portfolios are the only shareholders of the investment portfolios offered by TST. TLIC, TFLIC, TALIC and TPLIC each offer the Portfolios in their respective products.

Policyowners are not shareholders of the Portfolios. For ease of reference, throughout the Information Statement/Prospectus, shareholders and Policyowners may collectively be referred to as “shareholders” of the Portfolios.

TST has agreed to provide information to Policyowners invested in each Target Portfolio in connection with a Reorganization into the applicable Destination Portfolio. You have received this Information Statement/Prospectus because you have a Policy of one of these Insurance Companies and that Policy is invested in a Target Portfolio.

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SUMMARY

This Summary section is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and the Agreement and Plan of Reorganization relating to each Reorganization, which is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus, including Exhibit A, and the Portfolios’ prospectus carefully for more complete information.

How Will the Reorganizations Work?

•	Each Target Portfolio will transfer all of its property and assets to the corresponding Destination Portfolio. In exchange, the corresponding Destination Portfolio will assume all of the liabilities of the Target Portfolio and issue shares, as described below.

•	Each Destination Portfolio will issue a number of its Initial Class and Service Class shares, as applicable, to the corresponding Target Portfolio on the closing date of the applicable Reorganization (the “Closing Date”) having an aggregate net asset value equal to the aggregate net asset value of such Target Portfolio’s Initial Class and Service Class shares, respectively.

•	Shares of the corresponding class of each Destination Portfolio will then be distributed on the Closing Date to the corresponding Target Portfolio’s shareholders in complete liquidation of the Target Portfolio in proportion to the relative net asset value of their holdings of the applicable class of shares of the Target Portfolio. Therefore, on the Closing Date, upon completion of the applicable Reorganization, each Target Portfolio shareholder will hold shares of the corresponding class of the corresponding Destination Portfolio with the same aggregate net asset value as its holdings of the applicable class of shares of the Target Portfolio immediately prior to the Reorganization. The net asset value attributable to a class of shares of a Target Portfolio will be determined using the Target Portfolio’s valuation policies and procedures and the net asset value attributable to a class of shares of a Destination Portfolio will be determined using the Destination Portfolio’s valuation policies and procedures. The portfolio assets of each Target Portfolio and corresponding Destination Portfolio are valued using the same valuation policies and procedures.

•	Each Target Portfolio will be terminated after the Closing Date.

•	The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

•	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations. Following a Reorganization, shareholders of the applicable Target Portfolio will be subject to the fees and expenses of the corresponding Destination Portfolio.

•	Following the Reorganizations, (i) Transamerica Asset Management, Inc. (“TAM”) will continue to act as investment manager to each Destination Portfolio; (ii) J.P. Morgan Investment Management, Inc. will continue to act as sub-adviser to the Destination Portfolio in Reorganization 1; and (iii) Janus Capital Management LLC will continue to act as sub-adviser to the Destination Portfolio in Reorganization 2.

•	The exchange of Target Portfolio shares for Destination Portfolio shares in a Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. Each Reorganization generally will not result in the recognition of gain or loss for federal income tax purposes by the applicable Target Portfolio or Destination Portfolio.

Why did the Trustees Approve the Reorganizations?

In approving the Reorganization of your Target Portfolio, the Board, including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Portfolios, TAM or Transamerica Capital, Inc. (“TCI”), the Portfolios’ distributor (the “Independent Trustees”), after careful consideration, has determined that the Reorganization is in the best interests of your Target Portfolio and will not dilute the interests of the existing shareholders of the Target Portfolio. The Board has made this determination based on various factors, which include those that are discussed in this Information Statement/Prospectus in the section entitled “Reasons for the Proposed Reorganization.”

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The Board also serves as the Board of each corresponding Destination Portfolio. The Board, including all of the Independent Trustees, has approved the Reorganization with respect to each Destination Portfolio. The Board has determined that the Reorganization is in the best interests of such Destination Portfolio and that the interests of the Destination Portfolio’s shareholders would not be diluted as a result of the Reorganization.

Who Bears the Expenses Associated with the Reorganizations?

It is anticipated that the total cost of preparing, printing and mailing this Information Statement/Prospectus will be approximately $80,000 ($40,000 for each Reorganization). It is proposed that this cost will be borne by TAM.

What are the Federal Income Tax Consequences of the Reorganizations?

As a condition to the closing of each Reorganization, the applicable Target Portfolio and Destination Portfolio must receive an opinion of Morgan, Lewis & Bockius LLP to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor the applicable Destination Portfolio nor, in general, your Target Portfolio will recognize gain or loss as a direct result of the Reorganization of your Target Portfolio, and that the aggregate tax basis of the Destination Portfolio shares that you receive in the Reorganization will equal the aggregate tax basis of the Target Portfolio shares that you surrender in the Reorganization. However, in order to maintain its qualification for tax treatment as a regulated investment company and avoid portfolio-level taxes, each Target Portfolio will declare and pay a distribution of its realized net capital gains, if any, its undistributed investment company taxable income (computed without regard to the dividends-paid deduction), if any, and its net tax–exempt income, if any, for the taxable year ending on the Closing Date to its shareholders shortly before the applicable Reorganization. The corresponding Destination Portfolio may make a comparable distribution to its shareholders shortly before the Reorganization. In addition, following the Reorganization, the corresponding Destination Portfolio will declare and pay to its shareholders, for the taxable year in which the Reorganization occurs, a distribution of any remaining income and gains from such taxable year. All such distributions generally will be taxable to the shareholders, but as long as the Policies funded by the Target Portfolios or by the corresponding Destination Portfolios qualify to be treated as annuity contracts or life insurance policies under the Code, such distributions will not be currently taxable to the Policyowners and the Reorganization should not otherwise result in any tax liability to the Policyowners. For more information, see “Tax Status of the Reorganizations” in this Information Statement/Prospectus.

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REORGANIZATION 1

TRANSAMERICA VOYA LIMITED MATURITY BOND VP

(the “Target Portfolio”)

TRANSAMERICA JPMORGAN CORE BOND VP

(the “Destination Portfolio”)

Summary

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization. For a discussion of the terms of the Agreement and Plan of Reorganization, please see the section entitled “Terms of the Agreement and Plan of Reorganization” in the back of this Information Statement/Prospectus, after the discussion of the Reorganizations.

In the Reorganization, the Destination Portfolio will issue a number of its Initial Class and Service Class shares, as applicable, to the Target Portfolio having an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio’s Initial Class and Service Class shares, respectively.

The consummation of the Reorganization is not contingent on the consummation of the other Reorganization.

Both the Target Portfolio and the Destination Portfolio are managed by Transamerica Asset Management, Inc. (“TAM”). The Target Portfolio is sub-advised by Voya Investment Management Co. LLC (“Voya”) and the Destination Portfolio is sub-advised by J.P. Morgan Investment Management Inc. (“JPMorgan”). The Target Portfolio and Destination Portfolio have substantially similar investment objectives, and similar principal investment strategies and policies, and related risks. The tables below provide a comparison of certain features of the Portfolios. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Portfolio and the Target Portfolio.

Comparison of Transamerica Voya Limited Maturity Bond VP

and Transamerica JPMorgan Core Bond VP

	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP

Investment Objective	Seeks high current income consistent with low risk to principal and liquidity. As a secondary objective, the portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Seeks total return, consisting of current income and capital appreciation.

Principal investment strategies

Under normal market conditions, the portfolio’s sub-adviser, Voya Investment Management Co. LLC (the “sub-adviser”) invests at least 80% of the portfolio’s net assets (plus the amount of borrowing, if any, for investment purposes) in a portfolio of bonds that are limited maturity debt securities. These limited maturity debt securities have remaining maturities of seven years or less. The average dollar-weighted maturity of the portfolio generally will not exceed 5 years. For the portfolio’s holdings in asset-backed, mortgage-backed and similar securities, weighted average life will be used in the calculation. Under normal market conditions, the portfolio maintains significant exposure to government securities.

The portfolio invests in non-government debt securities, issued by companies of all sizes, only if rated investment-grade by a nationally recognized statistical rating organization (e.g. , Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Services (“S&P”) or BBB- or better by Fitch Ratings (“Fitch”)) or, if not rated by Moody’s, S&P or Fitch, if the sub-adviser determines at the time of purchase that they are of comparable

The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, including (without limitation):

•       U.S. government securities, including Treasury obligations and government sponsored enterprises such as Fannie Mae, Ginnie Mae, Freddie Mac and securities issued by other government agencies and instrumentalities

•       Medium- to high-quality corporate bonds

•       Mortgage-backed securities, including U.S. agency and non-agency pass through and collateralized mortgage obligations (“CMOs”)

•       Asset-backed securities

•       Commercial mortgage-backed securities (“CMBS”)

Generally, such bonds will have intermediate to long maturities.

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	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP

quality. Money market securities must be rated in the two highest rating categories by Moody’s (P-1 or P-2), S&P (A-1+, A-1 or A-2) or Fitch (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the sub-adviser.

The portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments, and supranational organizations; mortgage bonds; municipal bonds, notes, and commercial paper; and debt securities of foreign issuers. The portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The portfolio may use options and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns and as a substitute for conventional securities. A portion of the portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The portfolio may borrow up to 10% of its net assets. This amount may be increased to 25% for temporary purposes.

The sub-adviser utilizes the following decision making process to achieve the portfolio’s objectives:

Active Duration Management. The average duration of the portfolio is actively managed relative to the benchmark’s average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

Yield Curve Analysis. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

Sector Selection. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities, and money market securities. The sub-adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

Security Selection. The sub-adviser emphasizes individual securities with positive credit fundamentals, liquidity, and relative value within their respective sectors.

The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

To a lesser extent, the portfolio may invest in:

•       U.S. dollar-denominated foreign bonds

•       Short-term securities, including agency discount notes, commercial paper and money market funds

The portfolio may invest in bonds and other debt securities that are rated in the lowest investment grade category. The portfolio’s average weighted maturity will ordinarily range between four and 12 years. The sub-adviser analyzes four major factors in managing and constructing the portfolio’s portfolio: duration, market sector, maturity concentrations and individual securities. The sub-adviser looks for market sectors and individual securities that it believes will perform well over time. The sub-adviser is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. The portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The portfolio may use derivatives as a substitute for various investments, to alter the investment characteristics of the portfolio, for risk management and/or to increase income or gain to the portfolio.

Investment manager	TAM

Sub–adviser	Voya	JPMorgan

Portfolio managers	Christine Hurtsellers, CFA – Portfolio Manager since 2013 Matthew Toms, CFA – Portfolio Manager since 2013	Barbara Miller – Portfolio Manager since 2015 Peter Simons, CFA – Portfolio Manager since 2015 Richard Figuly, CFA – Portfolio Manager since 2016

The Portfolios’ statement of additional information provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership of securities in the Portfolios.

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	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP
Net assets (as of August 31, 2016)	$86,083,046	$761,879,945

Classes of Shares, Fees and Expenses

	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP

Initial Class sales charges and fees	Initial Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Initial Class shares can have up to a maximum Rule 12b-1 fee equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of the Portfolio), but TST does not intend to pay any distribution fees for Initial Class shares through May 1, 2017. TST reserves the right to pay such fees after that date.

Service Class sales charges and fees	Service Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Service Class shares have a maximum Rule 12b–1 fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Portfolio), which is used to pay distribution and service fees for the sale and distribution of the Portfolio’s shares and to pay for non–distribution activities and services provided to shareholders. These services include compensation to financial intermediaries that sell Portfolio shares and/or service shareholder accounts.

Management fees	TAM receives compensation, calculated daily and paid monthly, from the Target Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.53% of the first $250 million; 0.505% over $250 million up to $1 billion; and 0.49% in excess of $1 billion.	TAM receives compensation, calculated daily and paid monthly, from the Destination Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.48% of the first $750 million; 0.43% over $750 million up to $1 billion; and 0.405% in excess of $1 billion.

Fee waiver and expense limitations	TAM has contractually undertaken through May 1, 2018 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 0.88%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.	TAM has contractually undertaken through May 1, 2018 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 0.70%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.

For a comparison of the gross and net expenses of the Portfolios, please see the class fee tables in “The Portfolios’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Portfolios

Because the Portfolios have substantially similar investment objectives and similar principal investment strategies and policies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Portfolio or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Portfolios is you could lose money. You should carefully assess the risks associated with an investment in the Portfolios.

Each Portfolio is subject to the following principal risks (in alphabetical order) of investing in the Portfolio:

•	Counterparty – The portfolio will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

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•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Portfolio— More on Principal Risks: Derivatives” in the prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the portfolio. If the proposed rule takes effect, it could limit the ability of the portfolio to invest in derivatives.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the portfolio.

•	Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the portfolio, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the portfolio. The portfolio also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

•

Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets

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than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the portfolio to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

•	Management – The portfolio is subject to the risk that the Investment Manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The portfolio may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The portfolio’s investment strategies designed by the investment manager may not work as intended. In addition, the portfolio’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the portfolio. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets, generally increase market volatility and reduce the value and liquidity of securities in which the portfolio invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected.

•

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of

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mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

The Target Portfolio is subject to the following related principal risks:

•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

•	Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Dollar roll transactions involve the risk that the market value of the securities the portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the portfolio sells securities becomes insolvent, the portfolio’s right to purchase or repurchase securities may be restricted.

•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

•	Investment Companies – To the extent that the portfolio invests in other investment companies, such as closed-end or exchange-traded funds, it is subject to the risks of these investment companies and bears its pro rata share of the investment companies’ expenses.

•

Municipal Securities – Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially

8

resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the portfolio invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the portfolio will be more susceptible to associated risks and developments. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

•	Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•	Rule 144A and Privately Placed Securities – The portfolio’s investments may include privately placed securities such as Rule 144A securities, which are subject to resale restrictions. Rule 144A permits certain qualified institutional buyers, such as the portfolio, to trade in privately placed securities that have not been registered for sale to the public. Rule 144A and other privately placed securities may be deemed illiquid, and the portfolio might be unable to dispose of such securities promptly or at reasonable prices.

•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•	Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

The Portfolios’ Past Performance

The bar charts and the tables below provide some indication of the risks of investing in the Portfolios by showing you how the performance of each Portfolio’s Initial Class shares has varied from year to year since inception, and how the average annual total returns of each Portfolio’s Initial Class shares for different periods compare to the returns of a broad measure of market performance. Absent any applicable limitation of or cap on a Portfolio’s expenses, performance would have been lower. Each Portfolio’s Service Class shares will have different performance because they have different expenses than the Portfolio’s Initial Class shares. In the “Since Inception” column of the table, share class returns are for since inception of the applicable share class. Index returns are since the inception of the oldest share class. The performance calculations do not reflect charges or deductions that are, or may be, imposed under your variable life insurance policy or variable annuity contract; if they did, the performance would have been lower. A Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Following the Reorganization, the Destination Portfolio will be the surviving fund for accounting and performance purposes.

Updated performance information is available at no charge by calling the Portfolios’ toll-free number at 1-888-233-4339 or by visiting the Portfolios’ website at www.transamericaseriestrust.com/content/Performance.aspx.

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Transamerica Voya Limited Maturity Bond VP

Annual Total Returns (calendar years ended December 31) – Initial Class

	Quarter Ended	Return
Best Quarter:	3/31/2015	0.60%
Worst Quarter:	12/31/2015	-0.30%
Year-to-date return	9/30/2016	1.64%

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	Since Inception	Inception Date
Initial Class	0.41%	0.40%	5/01/2013
Service Class	0.29%	0.17%	5/01/2013
Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	0.65%	0.64%

Transamerica JPMorgan Core Bond VP

Annual Total Returns (calendar years ended December 31) – Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2008	4.64%
Worst Quarter:	6/30/2013	-2.03%
Year-to-date return	9/30/2016	5.50%

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Initial Class	0.61%	3.26%	5.03%	10/02/1986
Service Class	0.33%	3.00%	4.76%	5/01/2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

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The Portfolios’ Fees and Expenses

Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio, but it does not reflect any charges that are, or may be, imposed under the policies or the annuity contracts. If such charges were reflected, fees would be higher. The fees and expenses for the Target Portfolio and Destination Portfolio in the tables appearing below are based on the fees and expenses for the fiscal year ended December 31, 2015. The table also shows the pro forma expenses of the combined Destination Portfolio after giving effect to the Reorganization based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP	Combined Portfolios (Pro Forma)
	Initial Class	Initial Class	Initial Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.53%	0.48%	0.48%
Distribution and Service (12b–1) Fees(1)	0.00%	0.00%	0.00%
Other Expenses	0.11%	0.07%	0.06%

Total Annual Fund Operating Expenses	0.64%	0.55%	0.54%

(1)	The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2017. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.

	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP	Combined Portfolios (Pro Forma)
	Service Class	Service Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.53%	0.48%	0.48%
Distribution and Service (12b–1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.11%	0.07%	0.06%

Total Annual Fund Operating Expenses	0.89%	0.80%	0.79%

Example

The hypothetical example below helps you compare the cost of investing in each Portfolio. The example assumes that:

•	you invest $10,000 in each Portfolio;

•	you reinvest all dividends and distributions without a sales charge;

•	you hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Portfolio’s future performance); and

•	each Portfolio’s operating expenses remain the same.

The example also assumes no fees for variable life insurance policies or variable annuity contracts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the Reorganization of the Portfolio. The example is for comparison purposes only and is not a representation of any Portfolio’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

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Number of Years You Own your Shares	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP	Combined Portfolios (Pro Forma)
Initial Class
Year 1	$65	$56	$55
Year 3	$237	$209	$206
Year 5	$424	$375	$369
Year 10	$964	$856	$844
Service Class
Year 1	$91	$82	$81
Year 3	$284	$255	$252
Year 5	$493	$444	$439
Year 10	$1,096	$990	$978

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Portfolio’s performance. During the Target Portfolio’s most recent fiscal year ended December 31, 2015 the portfolio turnover rate was 264% of the average value of the Target Portfolio’s portfolio. During the Destination Portfolio’s most recent fiscal year ended December 31, 2015, the portfolio turnover rate was 19% of the average value of the Destination Portfolio’s portfolio.

Reasons for the Proposed Reorganization

At a meeting held on September 15-16, 2016, the Board of the Target Portfolio, including its Independent Trustees, unanimously voted to approve the proposed Reorganization of the Target Portfolio. In approving the Reorganization, the Board and the Independent Trustees determined that the proposed Reorganization would be in the best interests of the Target Portfolio and would not dilute the interests of the existing shareholders of the Target Portfolio. The same Board oversees the Destination Portfolio, and both the full Board and the Independent Trustees also have unanimously determined that the Reorganization would be in the best interests of the Destination Portfolio and would not dilute the interests of the existing shareholders of the Destination Portfolio. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Portfolio. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Portfolios’ shareholders and a variety of related factors and considerations that they believed, in light of the legal advice furnished to them by fund counsel and independent legal counsel and their own business judgment, to be relevant, including those set forth below. The Board based its determinations on such considerations, although the Board did not identify any consideration or particular information that was controlling of its determinations and each Trustee may have attributed different weights to the various factors considered.

General Considerations

•	The Trustees considered that the Target Portfolio would not be of sufficient size to be viable after the expected re-allocation of assets away from the Target Portfolio by certain asset allocation funds, and therefore the Target Portfolio could not effectively implement its investment strategies and would have to be liquidated or otherwise addressed.

•	The Trustees noted that TAM believes that the larger combined asset base resulting from the Reorganization will provide greater potential for operating efficiencies and economies of scale, including lower management fees and total expenses for shareholders of the Target Portfolio and, for the Destination Portfolio, there would be the opportunity to better diversify its holdings, effect larger portfolio transactions and spread fixed costs over a larger asset base.

•	The Trustees considered that the investment objectives of the Target Portfolio and Destination Portfolio are substantially similar and the constituent portfolios’ strategies are similar (although there are differences).

•	The Trustees noted TAM’s desire to offer a more consolidated investment lineup of TST portfolios within the Transamerica variable annuity products and belief that elimination of redundancies in the TST product line will strengthen TAM’s ability to pursue investment and marketing opportunities that may benefit the Destination Portfolio.

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Fees and Expenses

•	The Trustees assessed the information that was provided in advance of the meeting of the Board regarding fees and expenses for the Portfolios involved in the Reorganization, as well as projected expense ratios of the Destination Portfolio following the Reorganization.

•	The Trustees considered that, based on the anticipated asset levels following the Reorganization, the Destination Portfolio’s effective management fee is expected to be lower than that paid by the Target Portfolio.

•	The Trustees also considered that the net expense ratio of each class of shares of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of shares of the Target Portfolio.

•	The Trustees considered that the expenses associated with the preparation, printing and mailing of any shareholder communications, including the Information Statement/Prospectus, and any regulatory filings in connection with the Reorganization would be borne by TAM.

Tax

•	The Trustees considered the expected tax-free nature of the Reorganization for federal income tax purposes.

Investment Performance

•	The Trustees considered the relative investment performance of the Portfolios through June 30, 2016, and whether performance and investment flexibility have the potential to be enhanced if the assets of each Portfolio are combined.

•	The Trustees considered that the performance of the Destination Portfolio was better than that of the Target Portfolio for the 1- and 3-year periods ended June 30, 2016, as well as for the period since the Target Portfolio’s inception. Risk-adjusted returns are superior for the Destination Portfolio in the 1-year period, but are otherwise slightly below that of the Target Portfolio, primarily due to slightly higher volatility of the Destination Portfolio, the primary source of which is the longer duration profile of the portfolio.

Investment Program

•	The Trustees considered the investment objective, strategies and policies of the Destination Portfolio and their compatibility with those of the Target Portfolio. In this regard, the Trustees noted that the assets of the Portfolios are managed in accordance with substantially similar investment objectives and similar investment strategies.

•	The Trustees considered that TAM is the manager to the Target Portfolio and the Destination Portfolio and that Voya is the sub-adviser to the Target Portfolio and JPMorgan is the sub-adviser to the Destination Portfolio.

Other Considerations

•	The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization.

•	The Trustees took into consideration the fact that the Target Portfolio and Destination Portfolio have the same valuation policies and procedures and use the same pricing vendors.

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CAPITALIZATION

The following table sets forth the capitalization of the Target Portfolio and the Destination Portfolio as of June 30, 2016 and the pro forma combined capitalization of the combined Destination Portfolio as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of both Portfolios between June 30, 2016 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Portfolios during that period resulting from income and distributions, and changes in the accrued liabilities of the Portfolios during the same period.

	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP	Pro Forma Adjustments(A)	Combined
Net Assets by Class
Initial Class	$85,305,899	$501,292,829	$(26,691)	$586,572,037
Service Class	$753,694	$249,970,219	$(13,309)	$250,710,604

Total	$86,059,593	$751,263,048	$(40,000)	$837,282,641

Shares Outstanding
Initial Class	8,412,414	37,179,193	(2,084,083)	43,507,524
Service Class	74,696	17,437,859	(22,100)	17,490,455

Net asset value per share
Initial Class	$10.14	$13.48	$(10.14)	$13.48
Service Class	$10.09	$14.33	$(10.09)	$14.33

(A)	Pro Forma Adjustments are due to the cost of the Reorganization.

It is impossible to predict with any certainty how many shares of the Destination Portfolio will actually be received and distributed by the Target Portfolio on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Portfolio shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Portfolio and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Portfolios, how to buy, sell or exchange Portfolio shares, how each Portfolio values its securities, financial highlights information for each Portfolio and ownership of shares of the Portfolios, please see the sections immediately following the discussion of Reorganization 2.

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REORGANIZATION 2

TRANSAMERICA VOYA MID CAP OPPORTUNITIES VP

(the “Target Portfolio”)

TRANSAMERICA JANUS MID-CAP GROWTH VP

(the “Destination Portfolio”)

Summary

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization. For a discussion of the terms of the Agreement and Plan of Reorganization, please see the section entitled “Terms of the Agreement and Plan of Reorganization” in the back of this Information Statement/Prospectus, after the discussion of the Reorganizations.

In the Reorganization, the Destination Portfolio will issue a number of its Initial Class and Service Class shares, as applicable, to the Target Portfolio having an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio’s Initial Class and Service Class shares, respectively.

The consummation of the Reorganization is not contingent on the consummation of the other Reorganization.

Both the Target Portfolio and the Destination Portfolio are managed by Transamerica Asset Management, Inc. (“TAM”). The Target Portfolio is sub-advised by Voya Investment Management Co. LLC (“Voya”) and the Destination Portfolio is sub-advised by Janus Capital Management LLC (“Janus”). The Target Portfolio and the Destination Portfolio have the same investment objective and similar principal investment strategies and policies, and related risks. The tables below provide a comparison of certain features of the Portfolios. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Portfolio and the Target Portfolio.

Comparison of Transamerica Voya Mid Cap Opportunities VP

and Transamerica Janus Mid-Cap Growth VP

	Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid-Cap Growth VP

Investment Objective	Seeks long-term capital appreciation.

Principal investment strategies

Under normal market conditions, the portfolio’s sub-adviser, Voya Investment Management Co. LLC (the “sub-adviser”) invests at least 80% of the portfolio’s net assets (plus the amount of any borrowings, if any, for investment purposes) in common stocks of mid-sized U.S. companies. The portfolio normally invests in companies that the sub-adviser believes have above average prospects for growth. The sub-adviser generally defines mid cap stocks as stocks of companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index at the time of purchase, which as of December 31, 2015 was between $451 million and $30.4 billion.

The portfolio may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the portfolio. The portfolio typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The portfolio may also invest in foreign securities.

The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The sub-adviser uses a stock selection process that combines the

The portfolio’s sub-adviser, Janus Capital Management LLC (the “sub-adviser”), under normal conditions, invests primarily in common stocks selected for their growth potential, and normally invests at least 80% of the portfolio’s net assets (plus the amount of borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2015, was between $2 billion and $30 billion. The portfolio may also invest in foreign securities, which may include investments in emerging markets, and it may invest up to 5% of its net assets in exchange traded funds.

The sub-adviser applies a “bottom-up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the portfolio’s investment policies.

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	Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid-Cap Growth VP

discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth and validate the sub-adviser’s expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the sub-adviser.

The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Investment adviser	TAM

Sub–adviser	Voya	Janus

Portfolio managers	Jeffrey Bianchi, CFA – Portfolio Manager since 2013 Michael Pytosh – Portfolio Manager since 2013	Brian Demain, CFA – Portfolio Manager since 2016 Cody Wheaton, CFA – Portfolio Manager since 2016

The Portfolios’ statement of additional information provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership of securities in the Portfolios.

Net assets (as of August 31, 2016)	$213,657,178	$573,046,333

Classes of Shares, Fees and Expenses

	Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid-Cap Growth VP

Initial Class sales charges and fees	Initial Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Initial Class shares can have up to a maximum Rule 12b-1 fee equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of the Portfolio), but TST does not intend to pay any distribution fees for Initial Class shares through May 1, 2017. TST reserves the right to pay such fees after that date.

Service Class sales charges and fees	Service Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Service Class shares have a maximum Rule 12b–1 fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Portfolio), which is used to pay distribution and service fees for the sale and distribution of the Portfolio’s shares and to pay for non–distribution activities and services provided to shareholders. These services include compensation to financial intermediaries that sell Portfolio shares and/or service shareholder accounts.

Management fees	TAM receives compensation, calculated daily and paid monthly, from the Target Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.86% of the first $100 million; 0.845% over $100 million up to $1 billion; and 0.83% in excess of $1 billion.	TAM receives compensation, calculated daily and paid monthly, from the Destination Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.805% of the first $500 million; 0.77% over $500 million up to $1 billion; and 0.75% in excess of $1 billion.

Fee waiver and expense limitations	TAM has contractually undertaken through May 1, 2018 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 1.15%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.	TAM has contractually undertaken through May 1, 2018 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 1.00%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.

For a comparison of the gross and net expenses of the Portfolios, please see the class fee tables in “The Portfolios’ Fees and Expenses” below.

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Comparison of Principal Risks of Investing in the Portfolios

Because the Portfolios have the same investment objectives and similar principal investment strategies and policies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Portfolio or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Portfolios is you could lose money. You should carefully assess the risks associated with an investment in the Portfolios.

Each Portfolio is subject to the following principal risks (in alphabetical order) of investing in the Portfolio:

•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•	Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the portfolio, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the portfolio. The portfolio also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

•	Management – The portfolio is subject to the risk that the Investment Manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The portfolio may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The portfolio’s investment strategies designed by the investment manager may not work as intended. In addition, the portfolio’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the portfolio. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security.

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In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets, generally increase market volatility and reduce the value and liquidity of securities in which the portfolio invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected.

•	Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

The Target Portfolio is subject to the following related principal risks:

•	Counterparty – The portfolio will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Portfolio—More on Principal Risks: Derivatives” in the prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the portfolio. If the proposed rule takes effect, it could limit the ability of the portfolio to invest in derivatives.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any

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underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Investment Companies – To the extent that the portfolio invests in other investment companies, such as closed-end or exchange-traded funds, it is subject to the risks of these investment companies and bears its pro rata share of the investment companies’ expenses.

•	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the portfolio to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

•	Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

The Destination Portfolio is subject to the following related principal risks:

•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•	Exchange Traded Funds (ETFs) – Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. ETF shares may trade at a premium or discount to net asset value. ETFs are subject to secondary market trading risks. In addition, a portfolio will bear a pro rata portion of the operating expenses of an ETF in which it invests.

The Portfolios’ Past Performance

The bar charts and the tables below provide some indication of the risks of investing in the Portfolios by showing you how the performance of each Portfolio’s Initial Class shares has varied from year to year since inception, and how the average annual total returns of each Portfolio’s Initial Class shares for different periods compare to the returns of a broad measure of market performance. Absent any applicable limitation of or cap on a Portfolio’s expenses, performance would have been lower. Each Portfolio’s Service

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Class shares will have different performance because they have different expenses than the Portfolio’s Initial Class shares. In the “Since Inception” column of the table, share class returns are for since inception of the applicable share class. Index returns are since the inception of the oldest share class. The performance calculations do not reflect charges or deductions that are, or may be, imposed under your variable life insurance policy or variable annuity contract; if they did, the performance would have been lower. A Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Following the Reorganization, the Destination Portfolio will be the surviving fund for accounting and performance purposes.

Updated performance information is available at no charge by calling the Portfolios’ toll-free number at 1-888-233-4339 or by visiting the Portfolios’ website at www.transamericaseriestrust.com/content/Performance.aspx.

Transamerica Voya Mid Cap Opportunities VP

Annual Total Returns (calendar years ended December 31) – Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2014	6.85%
Worst Quarter:	9/30/2015	-7.35%
Year-to-date return	9/30/2016	7.38%

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	Since Inception	Inception Date
Initial Class	0.37%	10.07%	5/01/2013
Service Class	0.07%	9.79%	5/01/2013
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-0.20%	11.57%

Transamerica Janus Mid-Cap Growth VP

Annual Total Returns (calendar years ended December 31) – Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2009	27.18%
Worst Quarter:	12/31/2008	-25.90%
Year-to-date return	9/30/2016	-2.20%

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Initial Class	-5.03%	6.11%	7.66%	3/01/1993
Service Class	-5.26%	5.84%	7.38%	5/01/2003
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-0.20%	11.54%	8.16%

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The Portfolios’ Fees and Expenses

Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio, but it does not reflect any charges that are, or may be, imposed under the policies or the annuity contracts. If such charges were reflected, fees would be higher. The fees and expenses for the Target Portfolio and Destination Portfolio in the tables appearing below are based on the fees and expenses for the fiscal year ended December 31, 2015. The table also shows the pro forma expenses of the combined Destination Portfolio after giving effect to the Reorganization based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid-Cap Growth VP	Combined Portfolios (Pro Forma)
	Initial Class	Initial Class	Initial Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%	0.79%	0.79%
Distribution and Service (12b–1) Fees(1)	0.00%	0.00%	0.00%
Other Expenses	0.05%	0.05%	0.04%

Total Annual Fund Operating Expenses	0.90%	0.84%	0.83%

(1)	The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2017. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.

	Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid-Cap Growth VP	Combined Portfolios (Pro Forma)
	Service Class	Service Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%	0.79%	0.79%
Distribution and Service (12b–1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.05%	0.05%	0.04%

Total Annual Fund Operating Expenses	1.15%	1.09%	1.08%

Example

The hypothetical example below helps you compare the cost of investing in each Portfolio. The example assumes that:

•	you invest $10,000 in each Portfolio;

•	you reinvest all dividends and distributions without a sales charge;

•	you hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Portfolio’s future performance); and

•	each Portfolio’s operating expenses remain the same.

The example also assumes no fees for variable life insurance policies or variable annuity contracts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the Reorganization of the Portfolio. The example is for comparison purposes only and is not a representation of any Portfolio’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

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Number of Years You Own your Shares	Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid- Cap Growth VP	Combined Portfolios (Pro Forma)
Initial Class
Year 1	$92	$86	$85
Year 3	$319	$300	$297
Year 5	$565	$532	$527
Year 10	$1,269	$1,199	$1,188
Service Class
Year 1	$117	$111	$110
Year 3	$365	$347	$343
Year 5	$633	$601	$595
Year 10	$1,398	$1,329	$1,317

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Portfolio’s performance. During the Target Portfolio’s most recent fiscal year ended December 31, 2015 the portfolio turnover rate was 88% of the average value of the Target Portfolio’s portfolio. During the Destination Portfolio’s most recent fiscal year ended December 31, 2015, the portfolio turnover rate was 21% of the average value of the Destination Portfolio’s portfolio.

Reasons for the Proposed Reorganization

At a meeting held on September 15-16, 2016, the Board of the Target Portfolio, including its Independent Trustees, unanimously voted to approve the proposed Reorganization of the Target Portfolio. In approving the Reorganization, the Board and the Independent Trustees determined that the proposed Reorganization would be in the best interests of the Target Portfolio and would not dilute the interests of the existing shareholders of the Target Portfolio. The same Board oversees the Destination Portfolio, and both the full Board and the Independent Trustees also have unanimously determined that the Reorganization would be in the best interests of the Destination Portfolio and would not dilute the interests of the existing shareholders of the Destination Portfolio. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Portfolio. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Portfolios’ shareholders and a variety of related factors and considerations that they believed, in light of the legal advice furnished to them by fund counsel and independent legal counsel and their own business judgment, to be relevant, including those set forth below. The Board based its determinations on such considerations, although the Board did not identify any consideration or particular information that was controlling of its determinations and each Trustee may have attributed different weights to the various factors considered.

General Considerations

•	The Trustees considered that the Target Portfolio would not be viable after the expected re-allocation of assets away from the Target Portfolio by certain asset allocation funds, and therefore the Target Portfolio could not effectively implement its investment strategies and would have to be liquidated or otherwise addressed.

•	The Trustees noted that TAM believes that the larger combined asset base resulting from the Reorganization will provide greater potential for operating efficiencies and economies of scale, including lower management fees and total expenses for shareholders of the Target Portfolio and, for the Destination Portfolio, there would be the opportunity to better diversify its holdings, effect larger portfolio transactions and spread fixed costs over a larger asset base.

•	The Trustees considered that the investment objectives of the Target Portfolio and Destination Portfolio are identical and the constituent portfolios’ strategies are similar (although there are differences).

•	The Trustees noted TAM’s desire to offer a more consolidated investment lineup of TST portfolios within the Transamerica variable annuity products and belief that elimination of redundancies in the TST product line will strengthen TAM’s ability to pursue investment and marketing opportunities that may benefit the Destination Portfolio.

Fees and Expenses

•	The Trustees assessed the information that was provided in advance of the meeting of the Board regarding fees and expenses for the Portfolios involved in the Reorganization, as well as projected expense ratios of the Destination Portfolio following the Reorganization.

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•	The Trustees considered that, based on the anticipated asset levels following the Reorganization, the Destination Portfolio’s effective management fee is expected to be lower than that paid by the Target Portfolio.

•	The Trustees also considered that the net expense ratio of each class of shares of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of shares of the Target Portfolio.

•	The Trustees considered that the expenses associated with the preparation, printing and mailing of any shareholder communications, including the Information Statement/Prospectus, and any regulatory filings in connection with the Reorganization would be borne by TAM.

Tax

•	The Trustees considered the expected tax-free nature of the Reorganization for federal income tax purposes.

Investment Performance

•	The Trustees considered the relative investment performance of the Portfolios through June 30, 2016, and whether performance and investment flexibility have the potential to be enhanced if the assets of each Portfolio are combined.

•	The Trustees considered that, although the performance of the Target Portfolio was better than that of the Destination Portfolio for the 1- and 3-year periods ended June 30, 2016, as well as for the period since the Target Portfolio’s inception, the historical performance of the Destination Portfolio reflects the performance of a previous sub-adviser.

•	The Trustees considered that the composite performance of the strategy used by the Destination Portfolio’s current sub-adviser was better than that of the Target Portfolio over the 1- and 3-year periods and since the-inception of the Target Portfolio, and that the the Target Portfolio had underperformed the benchmark over the since inception period. The Target Portfolio also has less favorable risk-adjusted returns compared to the composite performance over all time periods and more favorable risk-adjusted returns compared to the benchmark over the 1- and 3-year periods. The Target Portfolio’s risk profile, as measured by standard deviation, is higher than the composite performance and slightly lower than the benchmark across all time periods measured. The Target Portfolio has less favorable maximum drawdowns than the composite performance and more favorable drawdowns than the benchmark over all time periods measured.

Investment Program

•	The Trustees considered the investment objective, strategies and policies of the Destination Portfolio and their compatibility with those of the Target Portfolio. In this regard, the Trustees noted that the assets of the Portfolios are managed in accordance with identical investment objectives and similar investment strategies.

•	The Trustees considered that TAM is the manager to the Target Portfolio and the Destination Portfolio and that Voya is the sub–adviser to the Target Portfolio and Janus is the sub-adviser to the Destination Portfolio.

Other Considerations

•	The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization.

•	The Trustees took into consideration the fact that the Target Portfolio and Destination Portfolio have the same valuation policies and procedures and use the same pricing vendors.

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CAPITALIZATION

The following table sets forth the capitalization of the Target Portfolio and the Destination Portfolio as of June 30, 2016 and the pro forma combined capitalization of the combined Destination Portfolio as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of both Portfolios between June 30, 2016 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Portfolios during that period resulting from income and distributions, and changes in the accrued liabilities of the Portfolios during the same period.

	Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid- Cap Growth VP	Pro Forma Adjustments(A)	Combined
Net Assets by Class
Initial Class	$206,120,504	$453,533,459	$(33,068)	$659,620,895
Service Class	$342,003	$95,074,443	$(6,932)	$95,409,514

Total	$206,462,507	$548,607,902	$(40,000)	$755,030,409

Shares Outstanding
Initial Class	16,566,955	17,376,652	(8,669,618)	25,273,989
Service Class	27,630	3,767,725	(14,075)	3,781,280

Net asset value per share
Initial Class	$12.44	$26.10	$(12.44)	$26.10
Service Class	$12.38	$25.23	$(12.38)	$25.23

(A)	Pro Forma Adjustments are due to the cost of the Reorganization.

It is impossible to predict with any certainty how many shares of the Destination Portfolio will actually be received and distributed by the Target Portfolio on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Portfolio shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Portfolio and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Portfolios, how to buy, sell or exchange Portfolio shares, how each Portfolio values its securities, financial highlights information for each Portfolio and ownership of shares of the Portfolios, please see the sections immediately following this discussion of Reorganization 2.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATIONS

Tax Capital Loss Carryforwards

Federal income tax law permits a regulated investment company to carry forward its net capital losses from any taxable year that began after December 22, 2010 for an unlimited number of taxable years.

As of December 31, 2015, the Portfolios had the following unused capital loss carryforwards (which all arose in taxable years that began after December 22, 2010):

Fund	Total
Transamerica Voya Limited Maturity Bond VP	$329,059
Transamerica Voya Mid Cap Opportunities VP	$0
Transamerica JPMorgan Core Bond VP	$3,731,756
Transamerica Janus Mid-Cap Growth VP	$0

As of the Closing Date, each Portfolio may have net realized capital gains or losses and may also have net unrealized gains or losses.

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Each Reorganization may result in a number of different limitations on the applicable Destination Portfolio’s ability, following the applicable Reorganization, to use realized and unrealized losses of the applicable Target and Destination Portfolios. In the taxable year of the Destination Portfolio in which the Reorganization occurs, the Destination Portfolios will be able to use carryforwards of the applicable Target Portfolio’s capital losses (including from that Target Portfolio’s short taxable year ending on the Closing Date), subject to the additional limitations described below, to offset only a prorated portion of applicable Destination Portfolio’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

Because shareholders of each Target Portfolio are expected to own less than 50% of the applicable Destination Portfolio immediately after a Reorganization, a Reorganization may result in limitations on a Destination Portfolio’s ability, following a Reorganization, to use any capital loss carryforwards of the applicable Target Portfolio (including carryforwards generated in the tax year of that Target Portfolio ending on the date of the Reorganization) and potentially on the applicable Destination Portfolio’s ability to use unrealized capital losses inherent in the tax basis of the assets acquired in a Reorganization. Capital losses in excess of the limitation may be carried forward indefinitely, subject to any other applicable limitations. The annual limitation on the use of those carryforwards for periods following a Reorganization generally will equal the product of the net asset value of a Target Portfolio immediately prior to a Reorganization and the “long–term tax–exempt rate,” as published by the Internal Revenue Service (“IRS”) and in effect at the time of a Reorganization. This limitation may be prorated in the taxable year of the applicable Destination Portfolio in which a Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Under certain circumstances, the Reorganizations may result in limitations on the applicable Destination Portfolio’s ability, in the post–Reorganization period, to use a portion of any carryforward generated in its tax year that includes a Reorganization, and potentially on the applicable Destination Portfolio’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. The annual limitation on the use of those carryforwards for periods following the Reorganizations generally will equal the product of the net asset value of the applicable Destination Portfolio and the “long–term tax–exempt rate,” as published by the IRS.

If a Destination Portfolio or a corresponding Target Portfolio has a net unrealized gain inherent in its assets at the time of the applicable Reorganization, then, under certain circumstances, the combined Portfolio may not offset that gain, to the extent realized within five years of the applicable Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of that Destination Portfolio or that Target Portfolio, as applicable) or, in certain cases, by a net unrealized loss inherent at the time of the applicable Reorganization in the assets of the other Portfolio involved in the Reorganization.

As a result of the Reorganizations, losses and loss carryforwards will benefit the shareholders of the combined Portfolios, rather than only the shareholders of the applicable Portfolio that incurred them. Even if a particular limitation described above would not be triggered solely by a particular Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the applicable Target Portfolio or Destination Portfolio (including, potentially, another reorganization). By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, than they otherwise would have if the applicable Target Portfolio’s Reorganization did not occur.

Since the Reorganizations are not expected to close until the close of business December 16, 2016, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the completion of the Reorganizations. Further, the ability of each Portfolio to use these losses (even in the absence of a Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

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PORTFOLIO SECURITIES

If a Reorganization is effected, TAM will analyze and evaluate the portfolio securities of the Target Portfolio being transferred to the corresponding Destination Portfolio. Consistent with each Destination Portfolio’s investment objective and investment strategies and policies, any restrictions imposed by the Code and in the best interests of each Destination Portfolio’s shareholders (including former shareholders of the corresponding Target Portfolio), TAM will influence the extent and duration to which the portfolio securities of the corresponding Target Portfolio will be maintained by each Destination Portfolio. It is possible that there may be dispositions of some of the portfolio securities of the Target Portfolio following the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities by each combined Destination Portfolio may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold, the selling Portfolio’s other gains and losses, and the combined Destination Portfolio’s ability to use any available tax loss carryforwards. The disposition of portfolio securities also may result in brokerage expense to the combined Destination Portfolio.

TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganizations

•	The Reorganizations are scheduled to occur as of the close of business on December 16, 2016, but may occur on such other date as the parties may agree to in writing (the “Closing Date”).

•	On the Closing Date, each Target Portfolio will transfer all of its property and assets to the corresponding Destination Portfolio. In exchange, each Destination Portfolio will assume all of the liabilities of the corresponding Target Portfolio and issue shares, as described below.

•	Each Destination Portfolio will issue a number of its Initial Class and Service Class shares, as applicable, to the Target Portfolio having an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio Initial Class and Service Class shares, respectively.

•	Shares of the corresponding class of each Destination Portfolio will then be distributed on the Closing Date to the corresponding Target Portfolio’s shareholders in complete liquidation of the Target Portfolio in proportion to the relative net asset value of their holdings of the applicable class of shares of the Target Portfolio. Therefore, on the Closing Date, upon completion of the applicable Reorganization, each Target Portfolio shareholder will hold shares of the corresponding class of the corresponding Destination Portfolio with the same aggregate net asset value as its holdings of the applicable class of shares of the Target Portfolio immediately prior to the Reorganization. The net asset value attributable to a class of shares of a Target Portfolio will be determined using the Target Portfolio’s valuation policies and procedures and the net asset value attributable to a class of shares of a Destination Portfolio will be determined using the Destination Portfolio’s valuation policies and procedures. The portfolio assets of each Target Portfolio and corresponding Destination Portfolio are valued using the same valuation policies and procedures.

•	Each Target Portfolio will be terminated after the Closing Date.

•	The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

•	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations. Following a Reorganization, shareholders of the applicable Target Portfolio will be subject to the fees and expenses of the corresponding Destination Portfolio.

•	Following the Reorganizations, TAM will continue to act as investment manager to each Destination Portfolio. JPMorgan will continue to serve as sub–adviser to the Destination Portfolio in Reorganization 1. Janus will continue to serve as sub–adviser to the Destination Portfolio in Reorganization 2.

•	The exchange of Target Portfolio shares for Destination Portfolio shares in a Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. The Reorganizations generally will not result in the recognition of gain or loss for federal income tax purposes by any Target Portfolio or Destination Portfolio.

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Agreement and Plan of Reorganization

Each Reorganization will be undertaken pursuant to the Plan substantially in the form attached as Exhibit A to this Information Statement/Prospectus, which is incorporated herein by this reference. The description of the Plans contained herein, which includes the material provisions of the Plans, is qualified in its entirety by the attached copy.

Determination of Net Asset Value. In each Reorganization, the applicable Destination Portfolio will deliver to the corresponding Target Portfolio a number of full and fractional Destination Portfolio shares of each class with an aggregate net asset value equal to the net asset value of the Target Portfolio attributable to the corresponding class of the Target Portfolio’s shares. The net asset value per share of each class of such Destination Portfolio shall be computed using the Destination Portfolios’ valuation procedures and the net asset value per share of each class of such Target Portfolio shall be computed using the Target Portfolios’ valuation policies and procedures. The number of full and fractional Destination Portfolio shares shall be determined, with respect to each class, by dividing the value of the Target Portfolio’s net assets with respect to that class of the Target Portfolio’s shares by the net asset value of one share of the corresponding class of the Destination Portfolio’s shares (see Section 1.1 of the form of Plan attached as Exhibit A).

Conditions to Closing a Reorganization. The obligation of each Portfolio to consummate a given Reorganization is subject to the satisfaction of certain conditions, including the Portfolio’s performance of all its obligations under the Plan, the receipt of certain documents and financial statements from the subject Target Portfolio and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 6 and 7 of the form of Plan attached as Exhibit A). The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

The obligations of each Portfolio are subject to the receipt of a favorable opinion of Morgan, Lewis & Bockius LLP as to the United States federal income tax consequences of the Reorganizations (see Section 8.4 of the form of Plan attached as Exhibit A).

Termination of the Plan. The Board may terminate the Plan at any time before the Closing Date, if the Board believes that proceeding with the Plan is inadvisable with respect to the subject Target Portfolio or Destination Portfolio, respectively. Any such termination will be effective when communicated to the other party (see Section 12 of the form of Plan attached as Exhibit A).

Expenses of the Reorganizations. The expenses incurred in connection with the Reorganizations will be borne by TAM, provided that expenses will be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization (see Section 10.2 of the form of Plan attached as Exhibit A).

TAX STATUS OF EACH REORGANIZATION

Each Reorganization is conditioned upon the receipt by the Target Portfolio and the Destination Portfolio of an opinion from Morgan, Lewis & Bockius LLP, counsel to the Portfolios, substantially to the effect that, for federal income tax purposes:

•	The transfer of all of the applicable Target Portfolio’s assets to the corresponding Destination Portfolio in exchange solely for the issuance of the Destination Portfolio shares to the Target Portfolio and the assumption of the Target Portfolio’s liabilities by the Destination Portfolio, followed by the distribution of the Destination Portfolio shares to the Target Portfolio shareholders in complete liquidation of the Target Portfolio, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the applicable Target Portfolio and the corresponding Destination Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	No gain or loss will be recognized by the applicable Destination Portfolio upon receipt of the assets of the corresponding Target Portfolio solely in exchange for shares of the Destination Portfolio and the assumption by such Destination Portfolio of all of the liabilities of that Target Portfolio as part of the Reorganization;

•	The tax basis in the hands of the corresponding Destination Portfolio of the assets of the applicable Target Portfolio transferred to the Destination Portfolio in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Portfolio immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Portfolio upon the transfer;

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•	The holding period in the hands of the corresponding Destination Portfolio of each asset of the applicable Target Portfolio transferred to the Destination Portfolio in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the applicable Reorganization, will include the period during which the asset was held by the corresponding Target Portfolio (except where investment activities of the Destination Portfolio have the effect of reducing or eliminating the holding period with respect to an asset);

•	No gain or loss will be recognized by the applicable Target Portfolio upon the transfer of its assets to the corresponding Destination Portfolio in the Reorganization solely in exchange for the Destination Portfolio shares and the assumption by such Destination Portfolio of all of the liabilities of the Target Portfolio, or upon the distribution of the Destination Portfolio shares by the Target Portfolio to its shareholders in complete liquidation, except for (1) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (2) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (3) any other gain or loss that may be required to be recognized as a result of the closing of the Target Portfolio’s taxable year or upon transfer of an asset regardless of whether the transfer would otherwise be a non-recognition transaction under the Code;

•	No gain or loss will be recognized by the applicable Target Portfolio shareholders upon the exchange of their shares of the applicable Target Portfolio solely for the shares of the corresponding Destination Portfolio as part of the Reorganization;

•	The aggregate tax basis of the applicable Destination Portfolio shares received by each shareholder of the corresponding Target Portfolio in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Portfolio surrendered in exchange therefor; and

•	The holding period of the applicable Destination Portfolio shares received by a Target Portfolio shareholder in the Reorganization will include the holding period of the shares of the Target Portfolio that were surrendered in exchange therefor, provided that the shareholder held the Target Portfolio shares as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the applicable Target Portfolio and Destination Portfolio.

No tax ruling has been or will be received from the IRS in connection with each Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Immediately prior to the Reorganization, each Target Portfolio will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to the Target Portfolio shareholders all of the Target Portfolio’s investment company taxable income (computed without regard to any deduction for dividends paid) for taxable years ending on or prior to the Closing Date, all of its net tax–exempt income and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). The amount of such distribution to the shareholders of the applicable Target Portfolio is estimated as of June 30, 2016, to be as set forth in the table below. The amounts set forth in the table below are estimates of the applicable Target Portfolio’s investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income and net capital gain as if its taxable year ended on the Closing Date. Any amount actually distributed to a Target Portfolio’s shareholders immediately prior to the applicable Reorganization may be higher or lower than the amount set forth in the table below.

Portfolio	Distribution Amount (per Share)
Transamerica Voya Limited Maturity Bond VP	$0.1137
Transamerica Voya Mid Cap Opportunities VP	$0.5932

Such distribution may result in taxable income to a Target Portfolio shareholder, but as long as the Policies funded by the Portfolios qualify to be treated as annuity contracts or life insurance policies under the Code, such distribution will not be currently taxable to the Policyowners and the Reorganization should not otherwise result in any tax liability to the Policyowners.

The foregoing discussion is very general. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax–exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. This discussion does not address any state, local or foreign or non–income tax consequences of the Reorganizations. You should consult your tax adviser for the particular tax consequences to you of the applicable transaction, including the applicability of any state, local or foreign tax laws.

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FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES OF THE PORTFOLIOS

Each Portfolio has adopted certain fundamental investment policies that may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Portfolio. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Portfolio means the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Portfolio. The following table lists the fundamental policies for each Target Portfolio and each Destination Portfolio. The Target Portfolios and Destination Portfolios have the same fundamental investment policies. For a more complete discussion of each Portfolio’s other investment policies and fundamental and non-fundamental investment restrictions, please see the Portfolios’ statement of additional information.

	Target Portfolios	Destination Portfolio
Borrowing	Each portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Underwriting Securities	Each portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

Making Loans	Each portfolio may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Senior Securities	Each portfolio may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

Real Estate	Each portfolio may not purchase or sell real estate except as permitted by the 1940 Act.

Commodities	Each portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted from time to time under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Concentration of Investments	Each portfolio may not make any investment if, as a result, the portfolio’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Non-Fundamental Policies

Each Target Portfolio and each Destination Portfolio has adopted the following non-fundamental policies, which may be changed by the Board of the Trust without shareholder approval.

1.	Illiquid investments

No portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

2.	Purchasing securities on margin

No portfolio may purchase securities on margin except to obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts and other derivative instruments shall not constitute purchasing securities on margin.

3.	Underlying funds in funds-of-funds investment limitation

No portfolio may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on the provisions of Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended. This policy does not prevent a portfolio from investing in securities of registered open-end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.

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BUYING AND SELLING OF PORTFOLIO SHARES

The following describes how shareholders may buy and sell shares of the Portfolios and how each Portfolio determines its net asset value.

Purchase and Redemption of Shares

Shares of these portfolios are intended to be sold to separate accounts of insurance companies, including certain separate accounts of Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Premier Life Insurance Company. Transamerica Series Trust currently does not foresee any disadvantages to investors if a portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a portfolio serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a portfolio might be required to redeem the investment of one or more of its separate accounts from the portfolio, which might force the portfolio to sell securities at disadvantageous prices.

Shares are purchased and redeemed at their net asset value per share (“NAV”) without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

Net Asset Value

The NAV of each Portfolio (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV of each Portfolio (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the Portfolio (or class) that are then outstanding.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded.

ADDITIONAL INFORMATION ABOUT THE DESTINATION PORTFOLIOS

Investment Manager

TAM, located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for the Destination Portfolios. TAM provides continuous and regular investment management services to the portfolios. For each of the portfolios, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each portfolio’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the portfolios and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to each portfolio. More information on the investment management services rendered by TAM is included in the Portfolios’ SAI. TAM is paid investment management fees for its service as investment manager to each portfolio. These fees are calculated on the average daily net assets of the Destination Portfolio, and are paid at the rates previously shown in this Information Statement/Prospectus.

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TAM has been a registered investment adviser since 1996. As of December 31, 2015, TAM has approximately $74 billion in total assets under management.

TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

TST and TAM may rely on an Order from the SEC (Release IC-23379 dated August 5, 1998) that permits TST and TAM, subject to certain conditions, and without the approval of shareholders to:

(1)	employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)	materially change the terms of any sub-advisory agreement; and

(3)	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the Order, the portfolios have agreed to provide certain information about new sub-advisers and new sub-advisory agreements to their shareholders.

A discussion regarding the basis of the Board’s approval of the advisory arrangements with TAM is available in the Portfolios’ semi-annual report for the period ended June 30, 2016.

Sub–Adviser

Voya Investment Management Co. LLC, 230 Park Avenue, New York, NY 10169, serves as a sub–adviser for each Target Portfolio. J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, NY 10017 serves as sub-adviser for the Destination Portfolio in Reorganization 1. Janus Capital Management LLC, 151 Detroit Street, Denver, CO 80206 serves as sub-adviser for the Destination Portfolio in Reorganization 2.

A discussion regarding the basis of the Board’s approval of the sub-advisory arrangements is available in the Portfolios’ semi-annual report for the period ended June 30, 2016.

Disclosure of Portfolio Holdings

A detailed description of each Portfolios’ policies and procedures with respect to the disclosure of its portfolio holdings is available in the Portfolios’ SAI and available on the TST website at www.transamericaseriestrust.com.

Valuation of Shares

The NAV of each portfolio (or class thereof) is determined on each day the NYSE is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when the portfolios do not price their shares (therefore, the value of a portfolio’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolios). These securities will be valued pursuant to the portfolios’ Pricing and Valuation procedures for such securities.

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

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Net Asset Value

The NAV of the portfolio (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the portfolio (or class) that are then outstanding.

The Board has approved procedures to be used to value the portfolios’ securities for purposes of determining the portfolios’ NAV. The valuation of the securities of the portfolios is determined in good faith by or under the direction of the Board. While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the portfolios to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over–the–counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the portfolio uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all fair value determinations typically at its regularly scheduled meetings. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed–income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The portfolios use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the portfolio’s valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV.

Payments to Broker–Dealers and Other Financial Intermediaries

If you purchase the portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the portfolio and/or its affiliates may pay the intermediary for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Distribution Arrangements

Distribution and Service Plans. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with Transamerica Capital, Inc. (“TCI”), located at 1801 California Street, Suite 5200, Denver, CO 80202. TCI is an affiliate of the investment adviser, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the portfolio. Under the Plan, the Trust, on behalf of the portfolio, makes payments to various service providers up to 0.15% of the average daily net assets of the portfolio attributable to the Initial Class and up to 0.25% of the average daily net assets of the portfolio attributable to the Service Class. Because the Trust pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The maximum 12b-1 fee on Initial Class shares is 0.15%. As of the date of this information statement/prospectus, the Trust has not paid any distribution fees under the Plan with respect to Initial Class shares, and does not intend to do so for Initial Class shares through May 1, 2017. The portfolio reserves the right to pay such fees after that date. You will receive written notice prior to the payment of any fees under the Plan relating to Initial Class shares. The Trust may, however, pay fees relating to Service Class shares.

Other Distribution and Service Arrangements. The insurance companies that selected the portfolios as investment options for the variable annuity contracts and variable life insurance policies that they issue and distribute, Transamerica Advisors Life Insurance Company, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company, Transamerica Premier Life Insurance Company (together, the “Transamerica Insurance Companies”), are affiliated with TAM.

TCI, TAM and their affiliates may enter into arrangements with affiliated entities, including the Transamerica Insurance Companies, that provide administrative, recordkeeping and other services with respect to one or more of the portfolios. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

If a portfolio is sub-advised by an affiliate of Transamerica Insurance Companies and TAM, the Transamerica group of companies may retain more revenue than on those portfolios sub-advised by non-affiliated entities. TAM is a majority-owned subsidiary of Transamerica Premier Life Insurance Company and is affiliated with other Transamerica Insurance Companies, and TAM’s business profits (from managing the portfolios) may directly benefit Transamerica Premier Life Insurance Company and the other Transamerica Insurance Companies. Also, management personnel of the Transamerica Insurance Companies could receive additional compensation if the amount of investments in the portfolios meets certain levels, or increases over time. These affiliations, methods and arrangements may provide incentives for the Transamerica Insurance Companies to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.

TAM, the Transamerica Insurance Companies, TCI, and/or portfolio sub-advisers, directly or through TCI, out of their past profits and other available sources, typically provide cash payments or non-cash compensation to the Transamerica Insurance Companies, brokers and other financial intermediaries as a means to promote the distribution and wholesaling of variable contracts (and thus, indirectly, the portfolios’ shares). Such payments and compensation are in addition to the Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any portfolio-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the variable contracts, that invest in the portfolios at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the portfolios.

Such additional cash payments may be made to the Transamerica Insurance Companies, brokers and other financial intermediaries that provide services to the portfolios and/or contract holders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. These cash payments may take a variety of forms. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated flat fee dollar amount. These payments are made on a periodic basis, such as monthly or quarterly. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

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From time to time, TCI, its affiliates, the Transamerica Insurance Companies and/or TAM and/or portfolio sub-advisers may, to the extent permitted by applicable law, pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. They may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law.

Certain portfolios are funds of funds that invest in affiliated underlying funds, unaffiliated underlying funds, or a combination of both. TAM will receive more revenue when it selects an affiliated fund rather than an unaffiliated fund for the inclusion in a fund of funds. This conflict may result in affiliated funds that have performed or are expected to perform worse than unaffiliated funds being included in the fund of funds. The inclusion of affiliated funds will also permit TAM to make increased revenue sharing payments, including to TCI, Transamerica Insurance Companies and/or their affiliates. The affiliates of certain unaffiliated underlying funds, including those advised by the sub-adviser to the investing funds, may make revenue sharing payments to TCI and its affiliates for the provision of services to investors and distribution activities.

Investors should consult the prospectus of the separate accounts that issue the variable contracts that they have purchased to learn about specific incentives and financial interests that their insurance agent, broker or other financial intermediaries may receive when they sell variable contracts to you and to learn about revenue sharing arrangements relevant to the insurance company sponsor of the separate account.

Investors may also obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their insurance agents, brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this prospectus and the SAI. An investor should ask his/her insurance agent, broker or financial intermediary how he/she will be compensated for investments made in the portfolios. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, the Transamerica Insurance Companies, TCI and their affiliates and portfolio sub-advisers to the extent the payments result in more assets being invested in the portfolios on which fees are being charged.

Revenue sharing arrangements may encourage insurers and other financial intermediaries to render services to variable contract owners and qualified plan participants, and may also provide incentives for the insurers and other financial intermediaries to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.

Distributions and Taxes

Each portfolio intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each portfolio generally pays any distributions of net capital gains annually. Each portfolio generally pays any dividends from net investment income annually.

Taxes. Each portfolio has qualified and expects to continue to qualify each year for treatment as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the portfolios generally will not be subject to federal income tax on the taxable income that it distributes. Taxable income consists generally of net investment income and any net capital gains. It is each portfolio’s intention to distribute all such income and gains.

Shares of the portfolios are offered only to the separate accounts of Transamerica Premier Life Insurance Company and its affiliates, and to certain funds that invest in other regulated investment companies and that are owned only by separate accounts and certain other qualified investors. Separate accounts are insurance company separate accounts that fund variable insurance policies and annuity contracts. Certain separate accounts are required to meet diversification requirements under Section 817(h) of the Code and the regulations thereunder in order for insurance policies and annuity contracts funded by those separate accounts to qualify for their expected tax treatment. If a portfolio qualifies as a regulated investment company and is owned only by separate accounts and certain other qualified investors (including certain funds that invest in other regulated investment companies if those funds are owned only by separate accounts and certain other qualified investors), the separate accounts invested in the portfolio will be

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allowed to look through to the portfolio’s investments in order to satisfy the separate account diversification requirements. Each portfolio intends to comply with those diversification requirements. If a portfolio fails to meet the diversification requirements under Section 817(h) of the Code, fails to qualify as a regulated investment company or fails to limit sales of portfolio shares to the permitted investors described above, then income earned with respect to the insurance policies and annuity contracts invested in that portfolio could become currently taxable to the owners of the policies and contracts, and income for prior periods with respect to the policies and contracts could also be taxable in the year in which that failure occurs.

This tax discussion is for general information only. More information is provided in the SAI of the portfolios. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investment in any portfolio. For a discussion of the taxation of separate accounts and variable annuity and life insurance contracts, see “Federal Income Tax Considerations” included in the respective prospectuses for the policies and contracts.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into portfolios when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a portfolio may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of portfolio shares may disrupt portfolio management, hurt portfolio performance and drive portfolio expenses higher. For example, a portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in portfolio shares. If you intend to engage in such practices, we request that you do not purchase shares of the portfolio. The portfolio reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the portfolio reasonably believes to be in connection with market timing or excessive trading.

The portfolios rely on the insurance companies that offer shares of the portfolio as investment option for variable contracts to monitor market timing and disruptive trading by their customers. Each portfolio seek periodic certifications from the insurance companies that they have policies and procedures in place designed to monitor and prevent market timing and disruptive trading activity by their customers, and that they will use their best efforts to prevent market timing and disruptive trading activity that appears to be in contravention of the portfolio’s policies on market timing or disruptive trading as disclosed in this prospectus. Each portfolio also may instruct from time to time the insurance companies to scrutinize purchases, including purchases in connection with exchange transactions, that exceed a certain size. Each portfolio reserves the right, in its sole discretion and without prior notice, to reject, delay, restrict or refuse, in whole or in part, any request to purchase shares, including purchases in connection with an exchange transaction and orders that have been accepted by an intermediary, which it reasonably determines to be in connection with market timing or disruptive trading by a contract or policy owner (a “contract owner”) or by accounts of contract owners under common control (for example, related contract owners, or a financial adviser with discretionary trading authority over multiple accounts). Each portfolio applies these policies and procedures to all investors on a uniform basis and do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading.

While the portfolios discourage market timing and excessive short-term trading, the portfolios cannot always recognize or detect such trading.

The portfolios’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short–term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the portfolio and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity. Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent, short-term trading.

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Reallocations in underlying portfolios by an asset allocation portfolio in furtherance of the portfolio’s objective are not considered to be market timing or excessive trading.

Additional Information

The portfolios’ prospectus and SAI provide information concerning the portfolios that you should consider in determining whether to purchase shares of a portfolio. A portfolio may make changes to the information from time to time. Each portfolio’s investment objective may be changed by the Board without shareholder approval. Each portfolio’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in the portfolios’ prospectus or SAI.

A portfolio that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities suggested by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Neither the portfolios’ prospectus nor SAI is intended to give rise to any contract rights or other rights of any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

The portfolios enter into contractual arrangements with various parties, including the portfolios’ investment manager, who provides services to the portfolios. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of those contractual arrangements.

To the extent authorized by law, the portfolios reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.

FINANCIAL HIGHLIGHTS

The Financial Highlights are intended to help you understand a portfolio’s performance for the past five years (or since its inception if less than five years). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the portfolio for the period shown, assuming reinvestment of all dividends and distributions. Except for the financial highlights for the six months ended June 30, 2016, this information has been audited by Ernst & Young LLP, an Independent Registered Public Accounting firm, whose report, along with the portfolio’s financial statements, is included in the December 31, 2015 Annual Report, which is available to you upon request.

The financial highlights for the fiscal period ended June 30, 2016 are unaudited.

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Transamerica Voya Limited Maturity Bond VP

Initial Class

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014	December 31, 2013(A)
Net asset value, beginning of period/year	$9.99		$10.04		$10.01	$10.00

Investment operations:
Net investment income (loss)(B)	0.06		0.08		0.08	0.02
Net realized and unrealized gain (loss)	0.09		(0.04)		(0.02)	(0.01)

Total investment operations	0.15		0.04		0.06	0.01

Distributions:
Net investment income	—		(0.09)		(0.03)	—
Net realized gains	—		(0.00	)(C)	—	—

Total distributions	—		(0.09)		(0.03)	—

Net asset value, end of period/year	$10.14		$9.99		$10.04	$10.01

Total return(D)	1.50	%(E)	0.41%		0.55%	0.10	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$85,306		$87,043		$86,751	$100,446

Expenses to average net assets	0.63	%(F)	0.64%		0.63%	0.63	%(F)
Net investment income (loss) to average net assets	1.18	%(F)	0.83%		0.75%	0.34	%(F)
Portfolio turnover rate	71	%(E)	264%		388%	405	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

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Transamerica Voya Limited Maturity Bond VP

Service Class

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014	December 31, 2013(A)
Net asset value, beginning of period/year	$9.96		$10.00		$9.99	$10.00

Investment operations:
Net investment income (loss)(B)	0.05		0.06		0.05	0.01
Net realized and unrealized gain (loss)	0.08		(0.03)		(0.02)	(0.02)

Total investment operations	0.13		0.03		0.03	(0.01)

Distributions:
Net investment income	—		(0.07)		(0.02)	—
Net realized gains	—		(0.00	)(C)	—	—

Total distributions	—		(0.07)		(0.02)	—

Net asset value, end of period/year	$10.09		$9.96		$10.00	$9.99

Total return(D)	1.31	%(E)	0.29%		0.26%	(0.10	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$754		$741		$689	$593

Expenses to average net assets	0.88	%(F)	0.89%		0.88%	0.88	%(F)
Net investment income (loss) to average net assets	0.93	%(F)	0.58%		0.51%	0.18	%(F)
Portfolio turnover rate	71	%(E)	264%		388%	405	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

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Transamerica JPMorgan Core Bond VP

Initial Class

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of year	$12.83		$13.02	$12.62	$13.27	$12.98	$12.62

Investment operations:
Net investment income (loss)(A)	0.14		0.28	0.29	0.32	0.42	0.52
Net realized and unrealized gain (loss)	0.51		(0.20)	0.38	(0.57)	0.22	0.42

Total investment operations	0.65		0.08	0.67	(0.25)	0.64	0.94

Distributions:
Net investment income	—		(0.27)	(0.27)	(0.40)	(0.34)	(0.56)
Net realized gains	—		—	—	—	(0.01)	(0.02)

Total distributions	—		(0.27)	(0.27)	(0.40)	(0.35)	(0.58)

Net asset value, end of year	$13.48		$12.83	$13.02	$12.62	$13.27	$12.98

Total return(B)	5.07	%(C)	0.61%	5.33%	(1.84)%	4.98%	7.53%

Ratio and supplemental data:
Net assets end of year (000’s)	$501,293		$472,685	$488,758	$335,836	$319,385	$256,418

Expenses to average net assets	0.54	%(D)	0.55%	0.56%	0.57%	0.58%	0.57%
Net investment income (loss) to average net assets	2.22	%(D)	2.11%	2.21%	2.50%	3.19%	4.04%
Portfolio turnover rate	14	%(C)	19%	17%	23%	17%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

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Transamerica JPMorgan Core Bond VP

Service Class

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of year	$13.66		$13.86	$13.42	$14.10	$13.79	$13.39

Investment operations:
Net investment income (loss)(A)	0.14		0.26	0.27	0.31	0.41	0.51
Net realized and unrealized gain (loss)	0.53		(0.21)	0.41	(0.61)	0.24	0.45

Total investment operations	0.67		0.05	0.68	(0.30)	0.65	0.96

Distributions:
Net investment income	—		(0.25)	(0.24)	(0.38)	(0.33)	(0.54)
Net realized gains	—		—	—	—	(0.01)	(0.02)

Total distributions	—		(0.25)	(0.24)	(0.38)	(0.34)	(0.56)

Net asset value, end of year	$14.33		$13.66	$13.86	$13.42	$14.10	$13.79

Total return(B)	4.90	%(C)	0.33%	5.10%	(2.13)%	4.75%	7.24%

Ratio and supplemental data:
Net assets end of year (000’s)	$249,970		$199,855	$162,347	$106,656	$96,896	$55,709

Expenses to average net assets	0.79	%(D)	0.80%	0.81%	0.82%	0.83%	0.82%
Net investment income (loss) to average net assets	1.97	%(D)	1.87%	1.97%	2.25%	2.91%	3.69%
Portfolio turnover rate	14	%(C)	19%	17%	23%	17%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

Not annualized.

Annualized.

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Transamerica Voya Mid Cap Opportunities VP

Initial Class

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013(A)
Net asset value, beginning of period/year	$12.01		$12.63	$11.84	$10.00

Investment operations:
Net investment income (loss)(B)	0.01		(0.01)	0.04	0.01
Net realized and unrealized gain (loss)	0.42		0.05	0.99	1.83

Total investment operations	0.43		0.04	1.03	1.84

Distributions:
Net investment income	—		(0.04)	(0.01)	—
Net realized gains	—		(0.62)	(0.23)	—

Total distributions	—		(0.66)	(0.24)	—

Net asset value, end of period/year	$12.44		$12.01	$12.63	$11.84

Total return(C)	3.58	%(D)	0.37%	8.73%	18.40	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$206,121		$199,920	$204,477	$152,039

Expenses to average net assets	0.90	%(E)	0.90%	0.91%	0.91	%(E)
Net investment income (loss) to average net assets	0.17	%(E)	(0.04)%	0.36%	0.12	%(E)
Portfolio turnover rate	53	%(D)	88%	95%	56	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

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Transamerica Voya Mid Cap Opportunities VP

Service Class

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013(A)
Net asset value, beginning of period/year	$11.96		$12.59	$11.82	$10.00

Investment operations:
Net investment income (loss)(B)	(0.00	)(C)	(0.04)	0.01	(0.01)
Net realized and unrealized gain (loss)	0.42		0.04	0.99	1.83

Total investment operations	0.42		—	1.00	1.82

Distributions:
Net investment income	—		(0.01)	—	—
Net realized gains	—		(0.62)	(0.23)	—

Total distributions	—		(0.63)	(0.23)	—

Net asset value, end of period/year	$12.38		$11.96	$12.59	$11.82

Total return(D)	3.51	%(E)	0.07%	8.51%	18.20	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$342		$334	$406	$275

Expenses to average net assets	1.15	%(F)	1.15%	1.16%	1.16	%(F)
Net investment income (loss) to average net assets	(0.08	)%(F)	(0.30)%	0.05%	(0.16	)%(F)
Portfolio turnover rate	53	%(E)	88%	95%	56	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

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Transamerica Janus Mid-Cap Growth VP

Initial Class

	Initial Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of year	$28.35		$35.49	$37.94		$28.05	$27.13	$29.20

Investment operations:
Net investment income (loss)(A)	0.02		(0.25)	0.02		(0.02)	0.26	0.01
Net realized and unrealized gain (loss)	(2.27)		(1.61)	(0.00	)(B)	10.87	2.14	(1.98)

Total investment operations	(2.25)		(1.86)	0.02		10.85	2.40	(1.97)

Distributions:
Net investment income	—		—	—		(0.27)	—	(0.10)
Net realized gains	—		(5.28)	(2.47)		(0.69)	(1.48)	—

Total distributions	—		(5.28)	(2.47)		(0.96)	(1.48)	(0.10)

Net asset value, end of year	$26.10		$28.35	$35.49		$37.94	$28.05	$27.13

Total return(C)	(7.94	)%(D)	(5.03)%	0.02%		39.14%	9.08%	(6.77)%

Ratio and supplemental data:
Net assets end of year (000’s)	$453,534		$521,496	$768,562		$839,396	$643,715	$648,157

Expenses to average net assets	0.88	%(E)	0.87%	0.88%		0.88%	0.90%	0.89%
Net investment income (loss) to average net assets	0.18	%(E)	(0.76)%	0.05%		(0.05)%	0.92%	0.04%
Portfolio turnover rate	95	%(D)	21%	43%		49%	31%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

43

Transamerica Janus Mid-Cap Growth VP

Service Class

	Service Class
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of year	$27.44		$34.62	$37.16		$27.49	$26.69	$28.77

Investment operations:
Net investment income (loss)(A)	(0.01)		(0.33)	(0.07)		(0.10)	0.19	(0.05)
Net realized and unrealized gain (loss)	(2.20)		(1.57)	(0.00	)(B)	10.66	2.09	(1.96)

Total investment operations	(2.21)		(1.90)	(0.07)		10.56	2.28	(2.01)

Distributions:
Net investment income	—		—	—		(0.20)	—	(0.07)
Net realized gains	—		(5.28)	(2.47)		(0.69)	(1.48)	—

Total distributions	—		(5.28)	(2.47)		(0.89)	(1.48)	(0.07)

Net asset value, end of year	$25.23		$27.44	$34.62		$37.16	$27.49	$26.69

Total return(C)	(8.05	)%(D)	(5.26)%	(0.23)%		38.83%	8.78%	(7.01)%

Ratio and supplemental data:
Net assets end of year (000’s)	$95,074		$107,324	$115,823		$118,292	$86,353	$85,691

Expenses to average net assets	1.13	%(E)	1.12%	1.13%		1.13%	1.15%	1.14%
Net investment income (loss) to average net assets	(0.07	)%(E)	(1.02)%	(0.20)%		(0.30)%	0.66%	(0.19)%
Portfolio turnover rate	95	%(D)	21%	43%		49%	31%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

44

OWNERSHIP OF SHARES OF THE PORTFOLIOS

To the knowledge of each Target Portfolio, as of September 20, 2016, the Trustees and officers of each Target Portfolio owned in the aggregate less than 1% of the outstanding shares of the Target Portfolio. To the knowledge of each Destination Portfolio, as of September 20, 2016, the Trustees and officers of the Destination Portfolio owned in the aggregate less than 1% of the outstanding shares of the Destination Portfolio.

To the knowledge of each Target Portfolio, as of September 20, 2016, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Target Portfolio. Unless otherwise noted, the address of each owner is 4333 Edgewood Rd NE, Cedar Rapids, IA 52402.

Name & Address	Portfolio Name	Class	Shares	Percent Owned
Transamerica Asset Allocation-Conservative VP Investment Account Attn: Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Voya Limited Maturity Bond VP	Initial	5,635,516.619	66.31%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Voya Limited Maturity Bond VP	Initial	2,863,619.215	33.69%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Voya Limited Maturity Bond VP	Service	58,126.027	76.98%
Transamerica Asset Management Inc Seed Money Account Attn Corporate Accounting 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Voya Limited Maturity Bond VP	Service	12,707.188	16.83%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Voya Limited Maturity Bond VP	Service	4,673.198	6.19%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Voya Mid Cap Opportunities VP	Initial	7,634,286.237	46.47%
Transamerica Asset Allocation-Moderate Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Voya Mid Cap Opportunities VP	Initial	6,417,663.892	39.06%
Transamerica Asset Allocation-Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Voya Mid Cap Opportunities VP	Initial	1,682,942.623	10.24%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Voya Mid Cap Opportunities VP	Service	14,795.484	51.16%
Transamerica Asset Management Inc Seed Money Account Attn Corporate Accounting 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Voya Mid Cap Opportunities VP	Service	14,126.022	48.84%

*	Information regarding the parent companies of the control persons listed in the chart above is provided in Exhibit B hereto.

45

Any shareholder who holds beneficially 25% or more of a Target Portfolio may be deemed to control the Target Portfolio until the time as the shareholder holds beneficially less than 25% of the outstanding common shares of that Target Portfolio. Any shareholder controlling a Target Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Target Portfolio without the consent or approval of other shareholders.

As of September 20, 2016, the following persons held beneficially 25% or more of each Target Portfolio:

Name & Address	Portfolio Name	Shares	Percentage of Portfolio Owned
Transamerica Asset Allocation-Conservative VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Voya Limited Maturity Bond VP	5,635,516.619	65.72%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Voya Limited Maturity Bond VP	2,863,619.215	33.40%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Voya Mid Cap Opportunities VP	7,634,286.237	46.38%
Transamerica Asset Allocation-Moderate Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Voya Mid Cap Opportunities VP	6,417,663.892	38.99%

To the knowledge of each Destination Portfolio, as of September 20, 2016, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Destination Portfolio. Unless otherwise noted, the address of each owner is 4333 Edgewood Rd NE, Cedar Rapids, IA 52402.

Name & Address	Portfolio Name	Class	Shares	Percent Owned
AEGON Financial Partners - Florida Transamerica Premier Life Ins Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Initial	11,475,221.124	61.31%
TCM Division Transamerica Premier Life Ins Co WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Initial	3,973,147.239	21.23%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Initial	2,475,162.037	13.23%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Service	2,648,447.792	63.46%
TCM Division Merrill Lynch Life Insurance Co Ml Life VA Separate Acct A 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Service	1,018,234.082	24.40%
TCM Division Transamerica Premier Life Ins Co Separate Account VA U 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Service	210,034.796	5.03%

46

Name & Address	Portfolio Name	Class	Shares	Percent Owned
Blackrock Tactical Allocation VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica JPMorgan Core Bond VP	Initial	31,112,790.211	82.02%
TCM Division Transamerica Premier Life Ins Co WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Core Bond VP	Initial	3,296,257.858	8.69%
AEGON Financial Partners - Florida Transamerica Premier Life Ins Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Core Bond VP	Initial	3,221,119.235	8.49%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Core Bond VP	Service	16,142,090.947	87.08%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Core Bond VP	Service	1,913,659.077	10.32%

*	Information regarding the parent companies of the control persons listed in the chart above is provided in Exhibit B hereto.

Any shareholder who holds beneficially 25% or more of a Destination Portfolio may be deemed to control the Destination Portfolio until the time as the shareholder holds beneficially less than 25% of the outstanding common shares of that Destination Portfolio. Any shareholder controlling a Destination Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Destination Portfolio without the consent or approval of other shareholders.

As of September 20, 2016, the following persons held beneficially 25% or more of each Destination Portfolio:

Name & Address	Portfolio Name	Shares	Percentage of Portfolio Owned
AEGON Financial Partners - Florida Transamerica Premier Life Ins Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	11,475,221.124	50.47%
Blackrock Tactical Allocation VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica JPMorgan Core Bond VP	31,112,790.211	53.93%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Core Bond VP	16,142,090.947	29.82%

FINANCIAL STATEMENT EXPERTS

The financial statements and financial highlights of each Portfolio for the past five fiscal years (or since its inception if less than five years) and any semi-annual period, as applicable, are incorporated by reference into this Information Statement/Prospectus. The financial statements and financial highlights of each Target Portfolio and corresponding Destination Portfolio for their fiscal year end December 31, 2015 have been audited by Ernst & Young LLP, an Independent Registered Public Accounting firm, as set forth in their report thereon incorporated by reference into this Information Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

47

AVAILABLE INFORMATION

You can obtain more free information about each Portfolio from your investment firm or by writing to your Portfolio at 1801 California Street, Suite 5200, Denver, Colorado 80202. You may also call 1-888-233-4339.

Each Portfolio’s statement of additional information and shareholder reports are available free of charge on the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Portfolio’s investments. An annual report discusses market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Portfolios and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates. In addition, copies of these documents may be viewed on–screen or downloaded from the SEC’s Internet site at www.sec.gov.

By Order of the Board of Trustees,

/s/ Tané T. Tyler, Esq.
Tané T. Tyler, Esq.
Secretary, Transamerica Series Trust

November 8, 2016

48

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this    day of         , 2016, by and among Transamerica Series Trust, a Delaware statutory trust (the “Trust”), with its principal place of business at 1801 California Street, Suite 5200, Denver, Colorado 80202, on behalf of each of its series listed on Exhibit A attached hereto under the heading “Acquiring Portfolio/Classes” (each, an “Acquiring Portfolio”), and the Trust on behalf of each of its series listed on Exhibit A attached hereto under the heading “Acquired Portfolio/Classes” (each, an “Acquired Portfolio”) and, solely for purposes of paragraph 10.2 hereof, Transamerica Asset Management, Inc. (“TAM”). Although the only shareholders of each Acquiring Portfolio and each Acquired Portfolio are affiliated separate accounts and affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts are not shareholders of the Acquiring or Acquired Portfolios, for ease of reference shareholders and contract holders are collectively referred to in this Agreement as “shareholders.”

WHEREAS, the Trust is an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) each transaction contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, each such reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of an Acquired Portfolio to the corresponding Acquiring Portfolio listed on Exhibit A (as to each Acquired Portfolio, the “corresponding Acquiring Portfolio”) in exchange solely for (a) shares of the classes of shares of beneficial interest of that Acquiring Portfolio (the “Acquiring Portfolio Shares”) corresponding to the classes of outstanding shares of beneficial interest of the Acquired Portfolio (the “Acquired Portfolio Shares”), as described herein, and (b) the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and (2) the subsequent distribution of the Acquiring Portfolio Shares (which shall then constitute all of the assets of the Acquired Portfolio) to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio Shares and the termination of the Acquired Portfolio, as provided herein (each, a “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined, with respect to each Acquiring Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the corresponding Acquired Portfolio listed on Exhibit A (as to each Acquiring Portfolio, the “corresponding Acquired Portfolio”) for Acquiring Portfolio Shares and the assumption of all liabilities of that Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio will not be diluted as a result of this transaction; and

WHEREAS, the Board has determined, with respect to each Acquired Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the corresponding Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED PORTFOLIO TO THE CORRESPONDING ACQUIRING PORTFOLIO IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES IN SUCH ACQUIRING PORTFOLIO, ASSUMPTION OF ALL LIABILITIES OF THAT ACQUIRED PORTFOLIO AND LIQUIDATION AND TERMINATION OF THAT ACQUIRED PORTFOLIO

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust, on behalf of each Acquired Portfolio, agrees to sell, assign, convey, transfer and deliver all of its property and assets attributable to that Acquired Portfolio, as set forth in paragraph 1.2, to the corresponding Acquiring Portfolio, and the Trust, on behalf of that Acquiring Portfolio, agrees in exchange therefor: (a) to deliver to the corresponding Acquired Portfolio the number of full and fractional shares of each class of Acquiring Portfolio Shares of that Acquiring Portfolio corresponding to a class of Acquired Portfolio Shares of the corresponding Acquired Portfolio as of the time and date set forth in paragraph 3.1 determined by dividing the value of the Trust’s net assets with respect to that class of Acquired Portfolio Shares of the corresponding Acquired Portfolio (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Portfolio Shares of that Acquiring Portfolio (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the corresponding Acquired Portfolio as set forth in paragraph 1.2. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). Exhibit A attached hereto shows each Acquiring Portfolio and its class(es) of shares and the corresponding Acquired Portfolio and its corresponding class(es) of shares. For purposes of this Agreement, each class of shares of each Acquired Portfolio as set forth on Exhibit A corresponds to the class of shares of the corresponding Acquiring Portfolio as set forth on such Exhibit, the term “Acquiring Portfolio Shares” should be read to include each such class of shares of such Acquiring Portfolio, and the term “Acquired Portfolio Shares” should be read to include each such class of shares of such Acquired Portfolio.

1.2 The property and assets of the Trust attributable to each Acquired Portfolio to be sold, assigned, conveyed, transferred and delivered to and acquired by the Trust, on behalf of the corresponding Acquiring Portfolio, shall consist of all assets and property of every kind and nature of the Acquired Portfolio, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Portfolio owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Trust, on behalf of each Acquiring Portfolio, shall assume all of the liabilities and obligations of the corresponding Acquired Portfolio, including, without limitation, all indemnification obligations of such Acquired Portfolio with respect to the current and former members of the Board and officers of the Trust, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). Each Acquired Portfolio will promptly assign, convey, transfer and deliver to the Trust, on behalf of the corresponding Acquiring Portfolio, any rights, stock dividends, cash dividends or other securities received by the Acquired Portfolio after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Trust, on behalf of the corresponding Acquiring Portfolio, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Portfolio acquired by the Trust on behalf of the corresponding Acquiring Portfolio.

1.3 Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions as may be necessary or appropriate to complete the liquidation of each Acquired Portfolio. To complete the liquidation, the Trust, on behalf of each Acquired Portfolio, shall (a) distribute to the shareholders of record with respect to each class of the applicable Acquired Portfolio Shares of each Acquired Portfolio as of the Closing Date (“Acquired Portfolio Shareholders”), on a pro rata basis, the Acquiring Portfolio Shares of the corresponding class of the corresponding Acquiring Portfolio received by the Trust, on behalf of that Acquired Portfolio, pursuant to paragraph 1.1, in complete redemption of such Acquired Portfolio Shares, and (b) terminate the Acquired Portfolio in accordance with applicable state law. Such distribution and liquidation shall be accomplished, with respect to each class of Acquired Portfolio Shares, by the transfer of the corresponding class of Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the corresponding Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of each class of Acquiring Portfolio Shares to be so credited to each of the Acquired Portfolio Shareholders holding Acquired Portfolio Shares of the corresponding class shall be equal to the aggregate net asset value of the Acquired Portfolio Shares of that class owned by that Acquired Portfolio Shareholder on the Closing Date. All issued Acquired Portfolio Shares will be canceled on the books of the Acquired Portfolio. The Acquiring Portfolio shall not issue certificates representing any class of Acquiring Portfolio Shares in connection with such exchange.

1.4 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio as maintained by the Acquiring Portfolio’s transfer agent.

1.5 Any reporting responsibility of an Acquired Portfolio, including, but not limited to, the responsibility for filing regulatory reports, tax returns for periods ending on or prior to the Closing Date, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of such Acquired Portfolio. The Trust, on behalf of the applicable Acquiring Portfolio, shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2.	VALUATION

2.1 The value of the Assets and the amount of the Liabilities of each Acquired Portfolio, and the amounts thereof attributable to each class of shares of that Acquired Portfolio, shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Acquired Portfolio, and after the declaration of any dividends by the Acquired Portfolio, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the Trust’s valuation procedures. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the corresponding Acquired Portfolio.

2.2 The net asset value per share of each class of the Acquiring Portfolio Shares of each Acquiring Portfolio shall be determined as of the time for calculation of the applicable Acquiring Portfolio’s net asset value as set forth in the then-current prospectus for the Acquiring Portfolio on the Valuation Date, computed using the Trust’s valuation procedures. All computations of value and amounts shall be made by the independent registered public accounting for the Acquiring Portfolio.

3.	CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be [            ], 2016, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time, or, as to any Reorganization, such later time on that date as the applicable Acquired Portfolio’s net asset value and/or the net asset value per share of the class of shares of the corresponding Acquiring Portfolio is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of TAM, 1801 California Street, Suite 5200, Denver, Colorado 80202, or at such other time and/or place as the parties may agree.

3.2 At the Closing of each Reorganization, the Trust shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the applicable Acquired Portfolio that the Custodian maintains as custodian for the Acquired Portfolio to the accounts of the corresponding Acquiring Portfolio that the Custodian maintains as custodian for the Acquiring Portfolio. The Trust, on behalf of the Acquired Portfolio, shall, within one business day after the Closing for each Reorganization, deliver to the Trust, on behalf of the Acquiring Portfolio, a certificate of an authorized officer stating that (i) the Assets of the corresponding Acquired Portfolio have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of that Acquired Portfolio, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Trust shall direct Transamerica Fund Services, Inc., in its capacity as transfer agent for each Acquired Portfolio (“Transfer Agent”), to deliver to the Trust, within one business day after the Closing of each Reorganization, a certificate of an authorized officer stating that its records contain the name and address of each Acquired Portfolio Shareholder of the applicable Acquired Portfolio and the class, number and percentage ownership of the outstanding Acquired Portfolio Shares owned by each such shareholder immediately prior to the Closing. At the Closing of each Reorganization, the applicable Acquiring Portfolio shall deliver to the Secretary of the corresponding Acquired Portfolio a confirmation evidencing that (a) the appropriate number of Acquiring Portfolio Shares of the appropriate class or classes have been credited to the Acquired Portfolio’s account on the books of such Acquiring Portfolio pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.3 and (b) the appropriate number of Acquiring Portfolio Shares of the appropriate class or classes have been credited to the accounts of the Acquired Portfolio Shareholders on the books of such Acquiring Portfolio pursuant to paragraph 1.3. At the applicable Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquiring Portfolio or an Acquired Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of such Acquired Portfolio or such Acquiring Portfolio is impracticable (in the judgment of the Board), the Closing Date for the applicable Reorganization shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed in Schedule 4.1 of this Agreement, the Trust, on behalf of each Acquired Portfolio, represents and warrants as follows:

(a) Such Acquired Portfolio is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust, as amended (the “Declaration”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Portfolio Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities laws and the Hart–Scott–Rodino Act.

(d) The current prospectus and statement of additional information of such Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Trust, on behalf of such Acquired Portfolio, will have good and marketable title to such Acquired Portfolio’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the corresponding Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of such Acquired Portfolio, will not result, in a material violation of Delaware law or of the Declaration or the by-laws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of such Acquired Portfolio, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of such Acquired Portfolio, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of such Acquired Portfolio, is a party or by which it is bound.

(g) All material contracts or other commitments of such Acquired Portfolio (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, and those contracts listed in Schedule 4.1) will terminate without liability to such Acquired Portfolio on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of such Acquired Portfolio and, to the Acquired Portfolio’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by such Acquired Portfolio to the corresponding Acquiring Portfolio of each such contract will not result in the termination of such contract, any breach or default thereunder by such Acquired Portfolio or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to such Acquired Portfolio or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquired Portfolio’s business. The Trust, on behalf of such Acquired Portfolio, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquired Portfolio’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of such Acquired Portfolio.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of such Acquired Portfolio for the most recently completed fiscal year of such Acquired Portfolio prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Trust) present fairly, in all material respects, the financial condition of such Acquired Portfolio as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of such Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since the last day of the most recently completed fiscal year of such Acquired Portfolio prior to the date of this Agreement, there has not been any material adverse change in such Acquired Portfolio’s financial condition, assets, liabilities or business, or any incurrence by the Acquired Portfolio of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Portfolio Shares due to declines in market values of securities held by such Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of such Acquired Portfolio shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of such Acquired Portfolio required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquired Portfolio on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(l) Such Acquired Portfolio is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), such Acquired Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), such Acquired Portfolio will have distributed, on or before the Closing Date, substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such Acquired Portfolio will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation (including the calendar year that includes the Closing Date), such Acquired Portfolio will have made such distributions, if any, on or before the Closing Date, as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, such Acquired Portfolio will not have any unpaid tax liability under Section 4982 of the Code.

(m) All issued and outstanding Acquired Portfolio Shares of such Acquired Portfolio are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Portfolio Shares of such Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of such Acquired Portfolio, as provided in paragraph 3.3. Such Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Portfolio Shares of such Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio Shares of such Acquired Portfolio.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of such Acquired Portfolio, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of such Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Trust, on behalf of such Acquired Portfolio, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p) The Registration Statement (as defined in paragraph 5.8), insofar as it relates to such Acquired Portfolio, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Trust, on behalf of the corresponding Acquiring Portfolio, for use therein), and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(q) For each calendar quarter of its operation ending on or before the Closing Date, such Acquired Portfolio has complied with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations thereunder on certain insurance company segregated asset accounts. At all relevant times on or before the Closing Date, the Acquired Portfolio has been an investment company to which Treasury Regulations Section 1.817-5(f) applies.

4.2 Except as has been fully disclosed in Schedule 4.2 to this Agreement, the Trust, on behalf of each Acquiring Portfolio, represents and warrants as follows:

(a) Such Acquiring Portfolio is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under the Declaration, to own all of the assets of such Acquiring Portfolio and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Portfolio Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of such Acquiring Portfolio and each prospectus and statement of additional information of such Acquiring Portfolio used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) Such Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of such Acquiring Portfolio, will not result, in a material violation of Delaware law or the Declaration or the by-laws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of such Acquiring Portfolio, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of such Acquiring Portfolio, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of such Acquiring Portfolio, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to such Acquiring Portfolio, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquiring Portfolio’s business. The Trust, on behalf of such Acquiring Portfolio, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of such Acquiring Portfolio.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of such Acquiring Portfolio for the most recently completed fiscal year of such Acquiring Portfolio prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Trust) present fairly, in all material respects, the financial condition of such Acquiring Portfolio as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of such Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since the last day of the most recently completed fiscal year of such Acquiring Portfolio prior to the date of this Agreement, there has not been any material adverse change in such Acquiring Portfolio’s financial condition, assets, liabilities or business, or any incurrence by such Acquiring Portfolio of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Portfolio Shares due to declines in market values of securities held by such Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of such Acquiring Portfolio shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of such Acquiring Portfolio required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquiring Portfolio on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(j) Such Acquiring Portfolio is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), such Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, such Acquiring Portfolio will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date such Acquiring Portfolio will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, such Acquiring Portfolio will have made such distributions, if any, as are necessary so that for all calendar years ending prior to the Closing Date such Acquiring Portfolio will not have any unpaid tax liability under Section 4982 of the Code.

(k) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. Such Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares. All of the Acquiring Portfolio Shares to be issued and delivered to the Trust, for the account of the Acquired Portfolio Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Portfolio Shares and be fully paid and non–assessable by the Trust.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of such Acquiring Portfolio, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of such Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Trust, on behalf of such Acquiring Portfolio, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Registration Statement (as defined in paragraph 5.8), insofar as it relates to such Acquiring Portfolio, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Trust, on behalf of the corresponding Acquired Portfolio, for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(o) For each calendar quarter of its operation ending on or before the Closing Date, such Acquiring Portfolio has complied with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations thereunder on certain insurance company segregated asset accounts. At all relevant times on or before the Closing Date, such Acquiring Portfolio has been an investment company to which Treasury Regulations Section 1.817-5(f) applies.

5.	COVENANTS

The Trust, on behalf of each Acquired Portfolio, and the Trust, on behalf of each Acquiring Portfolio, respectively, hereby further covenant as follows:

5.1 The Acquired Portfolio and the Acquiring Portfolio each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquiring Portfolio Shares to be acquired by such Acquired Portfolio hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Trust, on behalf of each Acquired Portfolio, will assist the Trust in obtaining such information as the Trust reasonably requests concerning the beneficial ownership of the Acquired Portfolio Shares.

5.4 Subject to the provisions of this Agreement, the Trust, on behalf of each Acquiring Portfolio, and the Trust, on behalf of each Acquired Portfolio, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 Each of the Trust, on behalf of each Acquiring Portfolio, and the Trust, on behalf of each Acquired Portfolio, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6 The Trust, on behalf of each Acquired Portfolio, will, from time to time, as and when reasonably requested by the Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Trust, on behalf of the corresponding Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Trust’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

5.7 The Trust, on behalf of each Acquiring Portfolio, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.8 The Trust, on behalf of such Acquiring Portfolio, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Trust, on behalf of such Acquired Portfolio, will provide to the Trust such information regarding the Acquired Portfolio as may be reasonably necessary for the preparation of the Registration Statement.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED PORTFOLIO

The obligations of the Trust, on behalf of each Acquired Portfolio, to consummate the Reorganization of such Acquired Portfolio shall be subject, at the Trust’s election, to the following conditions with respect to the applicable Acquired Portfolio:

6.1 All representations and warranties of the Trust, on behalf of such Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust, on behalf of such Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of such Acquiring Portfolio, on or before the Closing Date.

6.3 The Trust, on behalf of such Acquiring Portfolio, shall have executed and delivered to the Trust, on behalf of the corresponding Acquired Portfolio, an assumption of the Liabilities of such Acquired Portfolio and all such other agreements and instruments as the Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) such Acquired Portfolio’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Trust’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Trust, on behalf of such Acquiring Portfolio, shall have delivered to the Trust, on behalf of the corresponding Acquired Portfolio, a certificate executed in the name of the Trust, on behalf of such Acquiring Portfolio, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Trust shall reasonably request.

6.5 The Trust, on behalf of such Acquiring Portfolio, and the Trust, on behalf of the corresponding Acquired Portfolio, shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of each Acquiring Portfolio, to consummate the Reorganization of such Acquiring Portfolio shall be subject, at the Trust’s election, to the following conditions with respect to the applicable Acquiring Portfolio:

7.1 All representations and warranties of the Trust, on behalf of such Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Trust, on behalf of such Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of such Acquired Portfolio, on or before the Closing Date.

7.3 The Trust on behalf of such Acquired Portfolio, shall have delivered to the Trust, on behalf of the corresponding Acquiring Portfolio, a Statement of Assets and Liabilities of such Acquired Portfolio as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Trust on behalf of such Acquired Portfolio. The Trust, on behalf of such Acquired Portfolio, shall have executed and delivered all such assignments and other instruments of transfer as the Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Portfolio’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Acquiring Portfolio’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Trust, on behalf of such Acquired Portfolio, shall have delivered to the Trust, on behalf of the corresponding Acquiring Portfolio, a certificate executed in the name of the Trust, on behalf of such Acquired Portfolio, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Trust shall reasonably request.

7.5 The Trust, on behalf of such Acquired Portfolio, and the Trust, on behalf of the corresponding Acquiring Portfolio, shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued by such Acquiring Portfolio in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING PORTFOLIO AND EACH CORRESPONDING ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio, the other party to this Agreement shall be entitled on behalf of the corresponding Acquired Portfolio or Acquiring Portfolio, as applicable, at its option, to (and shall, in the case of a failure to satisfy the conditions set forth in paragraph 8.4) refuse to consummate the transactions contemplated by this Agreement with respect to the applicable Acquired Portfolio and its corresponding Acquiring Portfolio:

8.1 On the applicable Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Trust, with respect to such Acquired Portfolio, or the Trust, with respect to such Acquiring Portfolio, from completing the transactions contemplated by this Agreement.

8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of such Acquiring Portfolio or such Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions.

8.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.4 The parties shall have received the opinion of Morgan, Lewis & Bockius LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Trust, on behalf of the applicable Acquired Portfolio, and the Trust, on behalf of the applicable Acquiring Portfolio, (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the applicable Acquired Portfolio and the corresponding Acquiring Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by such Acquiring Portfolio upon receipt of the Assets of the corresponding Acquired Portfolio solely in exchange for the applicable Acquiring Portfolio Shares and the assumption by the Trust, on behalf of such Acquiring Portfolio of the Liabilities of the applicable Acquired Portfolio as part of the Reorganization; (iii) the tax basis in the hands of such Acquiring Portfolio of the Assets of the corresponding Acquired Portfolio transferred to the Acquiring Portfolio in the Reorganization will be the same as the tax basis of such Assets in the hands of the Acquired Portfolio immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Portfolio upon the transfer; (iv) the holding period in the hands of such Acquiring Portfolio of each Asset transferred to the Acquiring Portfolio in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the Asset was held by such Acquired Portfolio (except where investment activities of the Acquiring Portfolio have the effect of reducing or eliminating the holding period with respect to an Asset); (v) no gain or loss will be recognized by such Acquired Portfolio in the Reorganization upon the transfer of its Assets to the corresponding Acquiring Portfolio solely in exchange for the applicable Acquiring Portfolio Shares and the assumption by the Trust, on behalf of the Acquiring Portfolio, of the Liabilities of the Acquired Portfolio, or upon the distribution of the Acquiring Portfolio Shares by the Acquired Portfolio to its shareholders in complete liquidation of the Acquired Portfolio, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Acquired Portfolio’s taxable year or upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (vi) no gain or loss will be recognized by the Acquired Portfolio Shareholders of such Acquired Portfolio upon the exchange of their Acquired Portfolio Shares solely for Acquiring Portfolio Shares of the corresponding Acquiring Portfolio as part of the Reorganization; (vii) the aggregate tax basis of the Acquiring Portfolio Shares that each Acquired Portfolio Shareholder of the applicable Acquired Portfolio receives in the Reorganization will be the same as the aggregate tax basis of its Acquired Portfolio Shares exchanged therefor; and (viii) each Acquired Portfolio Shareholder’s holding period for its Acquiring Portfolio Shares received in the Reorganization will include the holding period for the Acquired Portfolio Shares exchanged therefor, provided that it held such Acquired Portfolio Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by Morgan, Lewis & Bockius LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.4 on behalf of any Acquired Portfolio or Acquiring Portfolio.

8.5 The Trust, on behalf of each Acquiring Portfolio, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Trust, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Trust, on behalf of the Acquired Portfolio, and its authorized officers: (a) the Trust is a statutory trust existing under the laws of the State of Delaware; (b) the Trust, with respect to the corresponding Acquired Portfolio, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Trust’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Trust, on behalf of the corresponding Acquired Portfolio, and constitutes a valid and legally binding obligation of the Trust, on behalf of the corresponding Acquired Portfolio, enforceable against the Trust in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Liabilities pursuant to this Agreement will not, violate the Declaration or the by-laws of the Trust. Such opinion may state that it is solely for the benefit of the Trust and the Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

8.6 The Trust, on behalf of each Acquired Portfolio, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Trust, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Trust, on behalf of the corresponding Acquiring Portfolio and its authorized officers: (a) the Trust is a statutory trust validly existing under the laws of the State of Delaware; (b) the Trust, with respect to the corresponding Acquiring Portfolio, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Trust’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Trust, on behalf of the corresponding Acquiring Portfolio, and constitutes a valid and legally binding obligation of the Trust, on behalf of the corresponding

Acquiring Portfolio, enforceable against the Trust in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Portfolio Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Declaration or the by-laws of the Trust. Such opinion may state that it is solely for the benefit of the Trust and the Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

9.	INDEMNIFICATION

9.1 The Trust, out of each Acquiring Portfolio’s assets and property (including any amounts paid to the Acquiring Portfolio pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Trust and the members of the Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of an Acquiring Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or its officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Trust, out of each Acquired Portfolio’s assets and property (including any amounts paid to the Acquired Portfolio pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Trust and the members of the Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of an Acquired Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or its officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKER FEES AND EXPENSES

10.1 The Trust, on behalf of each Acquiring Portfolio, and the Trust, on behalf of each Acquired Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The costs of each Reorganization will be borne by TAM. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on the Acquired Portfolio or the Acquiring Portfolio or on shareholders of the Acquired Portfolio or the Acquiring Portfolio.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust, on behalf of each Acquiring Portfolio, and the Trust, on behalf of each Acquired Portfolio, agree that neither party has made any representation, warranty or covenant, on behalf of an Acquiring Portfolio or an Acquired Portfolio, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio, and the obligations of the Trust, on behalf of each Acquiring Portfolio, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to any Acquiring Portfolio or Acquired Portfolio at any time prior to the Closing Date with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Acquired Portfolio, or the Board, on behalf of the corresponding Acquiring Portfolio, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Acquiring Portfolio or such Acquired Portfolio, respectively. Any such termination resolution will be effective when communicated to the other party. The termination of this Agreement with respect to an Acquired Portfolio or its corresponding Acquiring Portfolio shall not affect the continued effectiveness of this Agreement with respect to any other Acquired Portfolio or Acquiring Portfolio, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 The warranties, representations and agreements contained in this Agreement made by the Trust, on behalf of each of the Acquired Portfolios, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations and agreements contained in this Agreement made by the Trust, on behalf of each of the Acquiring Portfolios, are made on a several (and not joint, or joint and several) basis.

[Rest of page intentionally left blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

TRANSAMERICA SERIES TRUST, on behalf of each Acquiring Portfolio listed on Exhibit A attached hereto

By:
Name:
Title:

TRANSAMERICA SERIES TRUST, on behalf of each Acquired Portfolio listed on Exhibit A attached hereto

By:
Name:
Title:

Exhibit A

Acquired Portfolio/Classes	Acquiring Portfolio/Classes
Transamerica Voya Limited Maturity Bond VP	Transamerica JP Morgan Core Bond VP
Initial Class	Initial Class
Service Class	Service Class

Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid-Cap Growth VP
Initial Class	Initial Class
Service Class	Service Class

SCHEDULE 4.1

[            ]

SCHEDULE 4.2

[            ]

EXHIBIT B

Information Regarding Parent Entities of “Control Persons”

Entity	Place of Organization
The Aegon Trust	Delaware
Transamerica Corporation	Delaware
Aegon U.S. Holding Corporation	Delaware
Aegon USA, LLC	Iowa
Commonwealth General Corporation	Delaware
Transamerica Premier Life Insurance Company	Iowa
Transamerica International Holdings, Inc.	Delaware
Transamerica Life Insurance Company	Iowa

B-1

PART B

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA JPMORGAN CORE BOND VP

TRANSAMERICA JANUS MID-CAP GROWTH VP

(each, a “Destination Portfolio” and collectively, the “Destination Portfolios”)

1801 California St., Suite 5200

Denver, CO 80202

(Toll free) 1-888-233-4339

STATEMENT OF ADDITIONAL INFORMATION

November 8, 2016

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Information Statement and Prospectus dated November 8, 2016 (the “Information Statement/Prospectus”), which relates to Initial Class and Service Class shares of the Destination Portfolios to be issued in exchange for shares of Transamerica Voya Limited Maturity Bond VP and Transamerica Voya Mid Cap Opportunities VP (each, a “Target Portfolio” and collectively, the “Target Portfolios”), as shown below (each, a “Reorganization” and together, the “Reorganizations”). Please retain this SAI for further reference.

To obtain a copy of the Information Statement/Prospectus, free of charge, please write to your Destination Portfolio at the address set forth above or call your Destination Portfolio at the number set forth above.

The following table indicates (a) the Target Portfolio and corresponding Destination Portfolio involved in each Reorganization and (b) the corresponding Destination Portfolio shares that each Target Portfolio holder will receive. The Reorganizations are numbered for convenience. The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

Reorganization	Target Portfolio & Shares	Destination Portfolio & Shares
1	Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP
	Initial Class	Initial Class
	Service Class	Service Class

2	Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid-Cap Growth VP
	Initial Class	Initial Class
	Service Class	Service Class

INTRODUCTION	3
DOCUMENTS INCORPORATED BY REFERENCE	3
FINANCIAL STATEMENTS	3

INTRODUCTION

This SAI is intended to supplement the Information Statement/Prospectus relating specifically to the proposed transfer of all of the assets of each Target Portfolio to, and the assumption of the liabilities of each Target Portfolio by, each corresponding Destination Portfolio in exchange for shares of each Destination Portfolio as shown in the table on the cover page of this SAI. Please retain this SAI for further reference.

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of these cover pages, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein.

1. The Destination Portfolios’ and Target Portfolios’ Statement of Additional Information dated May 1, 2016, as amended and restated on July 1, 2016 (File Nos. 811-04419 and 033-00507), as filed with the SEC on July 1, 2016 (Accession No. 0001193125-16-638511) is incorporated herein by reference.

2. The Destination Portfolios’ and Target Portfolios’ Annual Report for the fiscal year ended December 31, 2015 (File No. 811-04419), as filed with the SEC on March 4, 2016 (Accession No. 0001193125-16-493174) is incorporated herein by reference.

3. The Destination Portfolios’ and Target Portfolios’ Semi-Annual Report for the fiscal period ended June 30, 2016 (File No. 811-04419), as filed with the SEC on September 1, 2016 (Accession No. 0001193125-16-699234) is incorporated herein by reference.

FINANCIAL STATEMENTS

Shown below are the financial statements for each Target Portfolio and each Destination Portfolio shown in the table above.

The pro forma financial statements are unaudited.

Reorganization One:

Reorganization Between Voya Limited Maturity Bond VP and JPMorgan Core Bond VP

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Asset-Backed Securities - 10.6%
Academic Loan Funding Trust(1)	1.25	%(2)	12/27/2022	$-	$-	$120,905	$120,717			$120,905	$120,717
Ally Auto Receivables Trust	0.93%		6/20/2017	-	-	107,486	107,482			107,486	107,482
Ally Auto Receivables Trust	1.03%		9/20/2017	-	-	128,116	128,120			128,116	128,120
Ally Auto Receivables Trust	1.21%		12/20/2017	-	-	152,000	152,026			152,000	152,026
Ally Auto Receivables Trust	1.24%		11/15/2018	-	-	75,000	75,161			75,000	75,161
Ally Auto Receivables Trust	1.60%		1/15/2021	250,000	251,591	-	-			250,000	251,591
Ally Master Owner Trust	1.63%		5/15/2020	-	-	500,000	501,462			500,000	501,462
American Credit Acceptance Receivables Trust(1)	1.33%		7/10/2018	-	-	13,878	13,877			13,878	13,877
American Credit Acceptance Receivables Trust(1)	1.43%		8/12/2019	-	-	110,066	109,929			110,066	109,929
American Credit Acceptance Receivables Trust(1)	1.57%		6/12/2019	-	-	174,623	174,195			174,623	174,195
American Homes 4 Rent Trust(1)	3.47%		4/17/2052	-	-	930,107	984,237			930,107	984,237
American Homes 4 Rent Trust(1)	3.79%		10/17/2036	-	-	486,376	521,754			486,376	521,754
American Homes 4 Rent Trust(1)	5.04%		10/17/2045	-	-	700,000	742,780			700,000	742,780
American Homes 4 Rent Trust(1)	5.64%		4/17/2052	-	-	292,500	299,822			292,500	299,822
American Homes 4 Rent Trust(1)	6.07%		10/17/2045	-	-	430,000	455,994			430,000	455,994
American Homes 4 Rent Trust(1)	6.23%		10/17/2036	-	-	150,000	159,847			150,000	159,847
American Homes 4 Rent Trust(1)	6.42%		12/17/2036	-	-	175,000	188,759			175,000	188,759
American Residential Properties Trust(1)	2.79	%(2)	9/17/2031	250,000	247,755	-	-			250,000	247,755
American Tower Trust I(1)	1.55%		3/15/2043	-	-	363,000	363,769			363,000	363,769
American Tower Trust I(1)	3.07%		3/15/2048	-	-	350,000	359,463			350,000	359,463
AmeriCredit Automobile Receivables Trust	0.90%		2/8/2019	-	-	411,824	411,718			411,824	411,718
AmeriCredit Automobile Receivables Trust	0.90%		9/10/2018	-	-	84,940	84,935			84,940	84,935
Anchor Assets IX LLC(1)(3)	5.13%		2/15/2020	-	-	1,000,000	1,000,000			1,000,000	1,000,000
ARES XI CLO, Ltd.(1)	1.88	%(2)	10/11/2021	250,000	237,142	-	-			250,000	237,142
ARLP Securitization Trust(1)	3.97	%(2)	5/25/2055	-	-	526,044	513,787			526,044	513,787
AXIS Equipment Finance Receivables III LLC(1)	1.90%		3/20/2020	-	-	244,263	244,195			244,263	244,195
B2R Mortgage Trust(1)	2.52%		5/15/2048	-	-	222,038	223,356			222,038	223,356
B2R Mortgage Trust(1)	3.34%		11/15/2048	-	-	793,860	818,879			793,860	818,879
BA Credit Card Trust	0.71	%(2)	9/16/2019	100,000	100,095	-	-			100,000	100,095
Banc of America Funding Corp.(1)(3)	3.00%		10/26/2039	-	-	171,367	168,984			171,367	168,984
Bank of The West Auto Trust(1)	1.65%		3/16/2020	400,000	401,790	-	-			400,000	401,790
Bank of The West Auto Trust(1)	1.66%		9/15/2020	100,000	100,013	-	-			100,000	100,013
BCC Funding Corp. X(1)	2.22%		10/20/2020	-	-	435,555	434,869			435,555	434,869
Blue Elephant Loan Trust(1)	3.12%		12/15/2022	-	-	180,353	180,214			180,353	180,214

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

BMW Vehicle Lease Trust	1.55%		2/20/2019	$60,000	$60,179	$-	$-			$60,000	$60,179
BMW Vehicle Owner Trust	0.97%		11/26/2018	-	-	193,299	193,352			193,299	193,352
BXG Receivables Note Trust(1)	2.66%		12/2/2027	-	-	62,939	62,780			62,939	62,780
Cabela’s Credit Card Master Note Trust	1.78%		6/15/2022	300,000	301,650	-	-			300,000	301,650
Cabela’s Credit Card Master Note Trust	2.26%		3/15/2023	600,000	615,002	-	-			600,000	615,002
California Republic Auto Receivables Trust	1.33%		4/15/2019	-	-	600,000	600,400			600,000	600,400
Callidus Debt Partners CLO Fund VI, Ltd.(1)	0.90	%(2)	10/23/2021	291,042	286,392	-	-			291,042	286,392
CAM Mortgage LLC	3.50	%(2)	7/15/2064	-	-	193,363	193,436			193,363	193,436
Capital Auto Receivables Asset Trust	1.26%		5/21/2018	-	-	414,558	414,804			414,558	414,804
Capital Auto Receivables Asset Trust	1.31%		12/20/2017	-	-	46,923	46,927			46,923	46,927
Capital Auto Receivables Asset Trust	1.61%		6/20/2019	230,000	231,057	-	-			230,000	231,057
Capital One Multi-Asset Execution Trust	0.82	%(2)	1/18/2022	500,000	499,729	-	-			500,000	499,729
Capital One Multi-Asset Execution Trust	1.45%		8/16/2021	180,000	181,359	-	-			180,000	181,359
CarFinance Capital Auto Trust(1)	1.44%		11/16/2020	-	-	389,804	388,076			389,804	388,076
CarFinance Capital Auto Trust(1)	1.46%		12/17/2018	-	-	30,907	30,886			30,907	30,886
CarFinance Capital Auto Trust(1)	1.75%		6/15/2021	-	-	135,637	135,070			135,637	135,070
CarFinance Capital Auto Trust(1)	2.72%		4/15/2020	-	-	125,000	125,106			125,000	125,106
Carlyle Global Market Strategies Commodities Funding, Ltd.(1)(3)(4)(5)	2.57	%(2)	10/15/2021	-	-	387,720	383,145			387,720	383,145
CarMax Auto Owner Trust	0.80%		7/16/2018	-	-	33,415	33,396			33,415	33,396
CarMax Auto Owner Trust	0.98%		1/15/2019	-	-	571,882	571,910			571,882	571,910
CarMax Auto Owner Trust	1.28%		5/15/2019	-	-	83,000	83,137			83,000	83,137
CarMax Auto Owner Trust	1.52%		2/16/2021	100,000	100,580	-	-			100,000	100,580
CarMax Auto Owner Trust	1.63%		5/15/2020	350,000	352,915	-	-			350,000	352,915
CarMax Auto Owner Trust	1.81%		7/15/2020	260,000	263,365	-	-			260,000	263,365
CarMax Auto Owner Trust	1.83%		7/15/2020	180,000	181,611	-	-			180,000	181,611
CarNow Auto Receivables Trust(1)	1.69%		1/15/2020	-	-	264,815	264,354			264,815	264,354
Chase Funding Loan Acquisition Trust	4.75%		12/25/2019	59,483	59,990	-	-			59,483	59,990
Chase Funding Trust	4.28	%(2)	11/25/2034	-	-	63,066	64,291			63,066	64,291
Chase Issuance Trust	1.37%		6/15/2021	200,000	201,035	-	-			200,000	201,035
Chase Issuance Trust	1.62%		7/15/2020	300,000	303,328	-	-			300,000	303,328
Chrysler Capital Auto Receivables Trust(1)	0.83%		9/17/2018	-	-	64,023	64,000			64,023	64,000
Chrysler Capital Auto Receivables Trust(1)	1.76%		12/16/2019	200,000	201,164	-	-			200,000	201,164
CIFC Funding, Ltd.(1)	2.27	%(2)	3/1/2021	250,000	246,202	-	-			250,000	246,202
Citi Held For Asset Issuance(1)	1.85%		12/15/2021	-	-	206,529	206,093			206,529	206,093
Citi Held For Asset Issuance(1)	4.48%		8/15/2022	-	-	507,535	513,633			507,535	513,633
Citi Held For Asset Issuance(1)	4.65%		4/15/2025	-	-	426,823	431,802			426,823	431,802
Citi Held For Asset Issuance(1)	6.64%		8/15/2022	-	-	650,000	649,570			650,000	649,570
Citibank Credit Card Issuance Trust	0.73	%(2)	5/26/2020	261,000	261,157	-	-			261,000	261,157
Citibank Credit Card Issuance Trust	2.15%		7/15/2021	130,000	133,680	-	-			130,000	133,680
CNH Equipment Trust	1.89%		4/15/2022	190,000	192,624	-	-			190,000	192,624

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Concord Funding Co. LLC(1)	3.15%		1/15/2017	$-	$-	$350,000	$350,000			$350,000	$350,000
Consumer Credit Origination Loan Trust(1)	2.82%		3/15/2021	-	-	81,605	81,603			81,605	81,603
CPS Auto Receivables Trust(1)	1.11%		11/15/2018	-	-	171,536	171,220			171,536	171,220
CPS Auto Receivables Trust(1)	1.21%		8/15/2018	-	-	64,326	64,273			64,326	64,273
CPS Auto Receivables Trust(1)	1.31%		6/15/2020	-	-	44,495	44,066			44,495	44,066
CPS Auto Receivables Trust(1)	1.31%		2/15/2019	-	-	254,606	254,311			254,606	254,311
CPS Auto Receivables Trust(1)	1.49%		4/15/2019	-	-	289,354	289,012			289,354	289,012
CPS Auto Receivables Trust(1)	1.53%		7/15/2019	-	-	271,678	271,315			271,678	271,315
CPS Auto Receivables Trust(1)	1.54%		7/16/2018	-	-	72,425	72,423			72,425	72,423
CPS Auto Receivables Trust(1)	1.65%		11/15/2019	-	-	406,122	403,957			406,122	403,957
CPS Auto Receivables Trust(1)	2.07%		11/15/2019	-	-	202,165	202,185			202,165	202,185
CPS Auto Receivables Trust(1)	2.25%		10/15/2019	-	-	362,457	362,946			362,457	362,946
CPS Auto Receivables Trust(1)	2.52%		9/16/2019	-	-	51,878	51,994			51,878	51,994
CPS Auto Receivables Trust(1)	3.77%		8/17/2020	-	-	100,000	97,302			100,000	97,302
CPS Auto Receivables Trust(1)	4.35%		11/16/2020	-	-	100,000	96,582			100,000	96,582
CPS Auto Receivables Trust(1)	4.63%		8/16/2021	-	-	344,000	334,297			344,000	334,297
CPS Auto Trust(1)	1.48%		3/16/2020	-	-	17,860	17,780			17,860	17,780
CPS Auto Trust(1)	1.82%		12/16/2019	-	-	33,335	33,301			33,335	33,301
Credit Acceptance Auto Loan Trust(1)	1.55%		10/15/2021	-	-	385,761	385,778			385,761	385,778
Credit Acceptance Auto Loan Trust(1)	1.88%		3/15/2022	-	-	950,000	951,733			950,000	951,733
Credit Acceptance Auto Loan Trust(1)	2.40%		2/15/2023	-	-	524,000	527,196			524,000	527,196
Discover Card Execution Note Trust	0.87	%(2)	7/15/2021	510,000	511,172	-	-			510,000	511,172
Discover Card Execution Note Trust	1.45%		3/15/2021	140,000	141,458	-	-			140,000	141,458
Discover Card Execution Note Trust	1.67%		1/18/2022	220,000	223,559	-	-			220,000	223,559
Discover Card Execution Note Trust	2.12%		12/15/2021	200,000	205,046	-	-			200,000	205,046
Drive Auto Receivables Trust(1)	2.12%		6/17/2019	-	-	408,000	408,835			408,000	408,835
Drive Auto Receivables Trust(1)	2.56%		6/15/2020	-	-	191,000	191,826			191,000	191,826
Drive Auto Receivables Trust(1)	3.84%		7/15/2021	-	-	400,000	396,959			400,000	396,959
Drive Auto Receivables Trust(1)	4.12%		7/15/2022	-	-	294,000	294,231			294,000	294,231
Drive Auto Receivables Trust(1)	4.59%		1/17/2023	-	-	286,000	288,081			286,000	288,081
DT Auto Owner Trust(1)	1.06%		9/17/2018	-	-	23,864	23,863			23,864	23,863
DT Auto Owner Trust(1)	1.73%		8/15/2019	-	-	393,473	393,494			393,473	393,494
DT Auto Owner Trust(1)	1.75%		11/15/2019	-	-	800,000	799,750			800,000	799,750
DT Auto Owner Trust(1)	2.00%		9/16/2019	-	-	428,119	429,395			428,119	429,395
DT Auto Owner Trust(1)	2.65%		7/15/2020	-	-	400,000	400,125			400,000	400,125
Exeter Automobile Receivables Trust(1)	1.06%		8/15/2018	-	-	16,980	16,971			16,980	16,971
Exeter Automobile Receivables Trust(1)	1.32%		1/15/2019	-	-	180,394	180,122			180,394	180,122
Exeter Automobile Receivables Trust(1)	1.54%		11/15/2019	-	-	218,730	218,190			218,730	218,190
Exeter Automobile Receivables Trust(1)	1.60%		6/17/2019	-	-	193,378	193,486			193,378	193,486
Exeter Automobile Receivables Trust(1)	2.21%		7/15/2020	-	-	667,397	667,269			667,397	667,269
Exeter Automobile Receivables Trust(1)	2.35%		7/15/2020	-	-	247,838	248,310			247,838	248,310
Exeter Automobile Receivables Trust(1)	5.52%		10/15/2021	-	-	445,000	441,656			445,000	441,656

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Fifth Third Auto Trust	0.96%		3/15/2019	$-	$-	$90,033	$90,033			$90,033	$90,033
Fifth Third Auto Trust	1.38%		12/15/2020	180,000	180,778	-	-			180,000	180,778
First Investors Auto Owner Trust(1)	1.06%		11/15/2018	-	-	75,993	75,986			75,993	75,986
First Investors Auto Owner Trust(1)	1.21%		4/15/2019	-	-	182,573	182,340			182,573	182,340
First Investors Auto Owner Trust(1)	1.44%		10/15/2019	-	-	133,857	133,780			133,857	133,780
First Investors Auto Owner Trust(1)	1.59%		12/16/2019	-	-	249,978	249,605			249,978	249,605
First Investors Auto Owner Trust(1)	1.67%		11/16/2020	-	-	351,000	351,510			351,000	351,510
First Investors Auto Owner Trust(1)	1.92%		5/15/2020	-	-	327,931	328,903			327,931	328,903
FirstKey Lending Trust(1)	2.55%		3/9/2047	-	-	796,078	801,481			796,078	801,481
FirstKey Lending Trust(1)	3.42%		3/9/2047	-	-	240,000	244,289			240,000	244,289
Flagship Credit Auto Trust(1)	1.43%		12/16/2019	-	-	178,469	177,642			178,469	177,642
Flagship Credit Auto Trust(1)	1.63%		6/15/2020	-	-	357,365	355,634			357,365	355,634
Flagship Credit Auto Trust(1)	1.94%		1/15/2019	-	-	31,913	31,950			31,913	31,950
Flagship Credit Auto Trust(1)	2.38%		10/15/2020	-	-	737,724	739,021			737,724	739,021
Flagship Credit Auto Trust(1)	2.77%		12/15/2020	-	-	486,905	490,804			486,905	490,804
Flagship Credit Auto Trust(1)	2.84%		11/16/2020	-	-	134,000	133,019			134,000	133,019
Flagship Credit Auto Trust(1)	3.68%		3/15/2022	-	-	189,000	188,764			189,000	188,764
Flagship Credit Auto Trust(1)	3.95%		12/15/2020	-	-	66,000	66,390			66,000	66,390
Flagship Credit Auto Trust(1)	4.65%		3/15/2022	-	-	126,000	121,255			126,000	121,255
Flagship Credit Auto Trust(1)	6.22%		6/15/2022	-	-	600,000	604,966			600,000	604,966
Ford Credit Auto Lease Trust	0.89%		9/15/2017	-	-	84,029	84,023			84,029	84,023
Ford Credit Auto Lease Trust	1.10%		11/15/2017	-	-	77,000	76,997			77,000	76,997
Ford Credit Auto Owner Trust	0.81%		1/15/2018	-	-	77,402	77,376			77,402	77,376
Ford Credit Auto Owner Trust	0.90%		10/15/2018	-	-	149,662	149,659			149,662	149,659
Ford Credit Auto Owner Trust	1.06%		5/15/2019	-	-	590,919	591,830			590,919	591,830
Ford Credit Auto Owner Trust	1.28%		9/15/2019	-	-	196,000	196,787			196,000	196,787
GCAT(1)	3.75	%(2)	7/25/2020	-	-	446,055	443,889			446,055	443,889
GLC II Trust(1)	4.00%		12/18/2020	-	-	240,035	235,834			240,035	235,834
GLC Trust(1)	3.00%		7/15/2021	-	-	247,265	242,938			247,265	242,938
GLS Auto Receivables Trust(1)	2.25%		12/15/2020	-	-	355,312	354,941			355,312	354,941
GLS Auto Receivables Trust(1)	2.73%		10/15/2020	-	-	544,955	544,971			544,955	544,971
GLS Auto Receivables Trust(1)	4.39%		1/15/2021	-	-	180,000	180,178			180,000	180,178
GM Financial Automobile Leasing Trust	1.10%		12/20/2017	-	-	234,779	234,817			234,779	234,817
GM Financial Automobile Leasing Trust	1.53%		9/20/2018	-	-	214,000	215,156			214,000	215,156
GM Financial Automobile Leasing Trust	1.76%		3/20/2020	150,000	150,373	-	-			150,000	150,373
GM Financial Automobile Leasing Trust	1.81%		11/20/2019	130,000	130,592	-	-			130,000	130,592
GO Financial Auto Securitization Trust(1)	1.81%		3/15/2018	-	-	174,674	174,556			174,674	174,556
GO Financial Auto Securitization Trust(1)	3.27%		11/15/2018	-	-	350,715	349,922			350,715	349,922
GO Financial Auto Securitization Trust(1)	4.80%		8/17/2020	-	-	348,000	344,484			348,000	344,484
Gold Key Resorts LLC(1)	3.22%		3/17/2031	-	-	251,444	249,701			251,444	249,701
Green Tree Agency Advance Funding Trust I(1)	4.67%		10/15/2048	-	-	637,000	638,217			637,000	638,217
GSAMP Trust(1)	0.80	%(2)	1/25/2045	44,548	44,069	-	-			44,548	44,069
Gulf Stream-Compass CLO, Ltd.(1)	1.53	%(2)	10/28/2019	250,000	249,862	-	-			250,000	249,862

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Gulf Stream - Compass CLO, Ltd.(1)	2.63	%(2)	10/28/2019	$250,000	$249,970	$-	$-			$250,000	$249,970
Gulf Stream - Compass CLO, Ltd.(1)	4.08	%(2)	10/28/2019	250,000	250,064	-	-			250,000	250,064
Harley-Davidson Motorcycle Trust	1.55%		10/15/2021	410,000	413,035	-	-			410,000	413,035
Harley-Davidson Motorcycle Trust	1.67%		8/15/2022	300,000	302,309	-	-			300,000	302,309
Honda Auto Receivables Owner Trust	0.77%		3/19/2018	-	-	109,262	109,206			109,262	109,206
Hyundai Auto Lease Securitization Trust(1)	1.68%		4/15/2020	200,000	200,486	-	-			200,000	200,486
Hyundai Auto Receivables Trust	0.69%		4/16/2018	-	-	41,452	41,433			41,452	41,433
Hyundai Auto Receivables Trust	0.90%		12/17/2018	-	-	659,983	659,844			659,983	659,844
Hyundai Auto Receivables Trust	1.12%		11/15/2019	-	-	140,000	140,158			140,000	140,158
Hyundai Auto Receivables Trust	1.13%		9/17/2018	210,000	209,768	-	-			210,000	209,768
Hyundai Auto Receivables Trust	1.32%		8/15/2019	180,000	180,616	-	-			180,000	180,616
Hyundai Auto Receivables Trust	1.37%		7/15/2020	180,000	180,935	-	-			180,000	180,935
Hyundai Auto Receivables Trust	1.46%		11/15/2019	50,000	50,201	-	-			50,000	50,201
KGS-Alpha SBA Coof Trust, Interest Only STRIPS(1)	0.85	%(2)	8/25/2038	-	-	1,801,294	49,536			1,801,294	49,536
KGS-Alpha SBA Coof Trust, Interest Only STRIPS(1)	1.56	%(2)	3/25/2039	-	-	1,408,235	66,891			1,408,235	66,891
KGS-Alpha SBA Coof Trust, Interest Only STRIPS(1)	3.00	%(2)	4/25/2040	-	-	695,518	83,027			695,518	83,027
Kingsland III, Ltd.(1)	1.31	%(2)	8/24/2021	420,000	397,156	-	-			420,000	397,156
KKR Financial CLO, Ltd.(1)	2.88	%(2)	5/15/2021	500,000	500,077	-	-			500,000	500,077
KKR Financial CLO, Ltd.(1)	5.63	%(2)	5/15/2021	500,000	499,975	-	-			500,000	499,975
Lendmark Funding Trust(1)	4.82%		8/21/2023	-	-	445,000	443,592			445,000	443,592
LV Tower 52(1)(3)	5.50%		7/15/2019	-	-	633,737	619,732			633,737	619,732
MarketPlace Loan Trust(1)	3.25%		9/17/2017	-	-	164,773	163,863			164,773	163,863
MarketPlace Loan Trust(1)	3.25%		12/18/2017	-	-	531,099	531,099			531,099	531,099
Mercedes-Benz Auto Receivables Trust	1.75%		12/15/2021	140,000	142,038	-	-			140,000	142,038
Muir Grove CLO, Ltd.(1)	2.64	%(2)	3/25/2020	600,000	594,596	-	-			600,000	594,596
Nationstar HECM Loan Trust(1)	2.24%		6/25/2026	-	-	285,000	285,000			285,000	285,000
Nationstar HECM Loan Trust(1)	3.84%		5/25/2018	-	-	170,487	170,481			170,487	170,481
Nationstar HECM Loan Trust(1)	4.36%		2/25/2026	-	-	365,000	366,398			365,000	366,398
Nissan Auto Lease Trust	0.80%		2/15/2017	-	-	27,822	27,821			27,822	27,821
Nissan Auto Lease Trust	1.65%		10/15/2021	150,000	150,427	-	-			150,000	150,427
NRPL Trust(1)	3.75	%(2)	10/25/2057	-	-	546,797	536,989			546,797	536,989
NRZ Advance Receivables Trust(1)	2.31%		8/15/2046	-	-	650,000	649,463			650,000	649,463
NRZ Advance Receivables Trust(1)	2.75%		6/15/2049	-	-	439,000	441,054			439,000	441,054
NRZ Advance Receivables Trust(1)	3.60%		8/15/2046	-	-	250,000	249,297			250,000	249,297
NRZ Advance Receivables Trust(1)	4.27%		11/15/2046	-	-	750,000	750,139			750,000	750,139
NRZ Advance Receivables Trust(1)	4.67%		11/15/2047	-	-	400,000	400,125			400,000	400,125

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

NRZ Advance Receivables Trust(1)	4.68%		8/17/2048	$-	$-	$241,000	$241,151			$241,000	$241,151
NRZ Advance Receivables Trust Advance Receivables Backed(1)	3.20%		11/15/2047	-	-	1,300,000	1,306,086			1,300,000	1,306,086
Oak Hill Advisors Residential Loan Trust(1)	3.72	%(2)	7/25/2055	-	-	300,409	298,920			300,409	298,920
Ocwen Master Advance Receivables Trust(1)	3.21%		11/15/2047	-	-	954,000	958,046			954,000	958,046
Ocwen Master Advance Receivables Trust(1)	3.70%		11/15/2047	-	-	229,000	228,755			229,000	228,755
Ocwen Master Advance Receivables Trust(1)	4.10%		9/17/2046	-	-	438,000	437,891			438,000	437,891
Ocwen Master Advance Receivables Trust(1)	4.69%		11/15/2047	-	-	400,000	400,800			400,000	400,800
OnDeck Asset Securitization Trust II LLC(1)	4.21%		5/17/2020	-	-	422,000	422,000			422,000	422,000
OnDeck Asset Securitization Trust II LLC(1)	7.63%		5/17/2020	-	-	117,000	117,585			117,000	117,585
OneMain Financial Issuance Trust(1)	2.47%		9/18/2024	-	-	1,218,000	1,220,645			1,218,000	1,220,645
OneMain Financial Issuance Trust(1)	2.57%		7/18/2025	-	-	1,138,000	1,137,663			1,138,000	1,137,663
OneMain Financial Issuance Trust(1)	3.02%		9/18/2024	-	-	380,000	378,112			380,000	378,112
OneMain Financial Issuance Trust(1)	3.10%		7/18/2025	-	-	279,000	273,054			279,000	273,054
OneMain Financial Issuance Trust(1)	3.19%		3/18/2026	-	-	691,000	698,116			691,000	698,116
OneMain Financial Issuance Trust(1)	5.94%		3/20/2028	-	-	175,000	180,495			175,000	180,495
Oportun Funding II LLC(1)	3.69%		7/8/2021	-	-	571,000	570,940			571,000	570,940
Oportun Funding II LLC(1)	4.70%		3/8/2021	-	-	629,000	629,000			629,000	629,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	1.39	%(2)	10/25/2034	-	-	4,932	4,931			4,932	4,931
PFS Tax Lien Trust(1)	1.44%		5/15/2029	-	-	37,741	37,537			37,741	37,537
Porsche Innovative Lease Owner Trust(1)	1.43%		5/21/2021	110,000	110,154	-	-			110,000	110,154
Prestige Auto Receivables Trust(1)	1.09%		2/15/2019	-	-	127,040	126,933			127,040	126,933
Pretium Mortgage Credit Partners I LLC(1)	3.75	%(2)	7/27/2030	-	-	512,371	511,039			512,371	511,039
Progreso Receivables Funding II LLC(1)	3.50%		7/8/2019	-	-	600,000	600,881			600,000	600,881
Progreso Receivables Funding III LLC(1)	3.63%		2/8/2020	-	-	589,000	587,972			589,000	587,972
Progreso Receivables Funding IV LLC(1)	3.00%		7/28/2020	-	-	250,000	245,575			250,000	245,575
Progress Residential Trust(1)	2.74%		6/12/2032	-	-	1,403,400	1,423,351			1,403,400	1,423,351
Progress Residential Trust(1)	3.07%		11/12/2032	-	-	1,748,167	1,796,356			1,748,167	1,796,356
Progress Residential Trust(1)	3.14%		6/12/2032	-	-	327,000	329,170			327,000	329,170
Progress Residential Trust(1)	4.67%		11/12/2032	-	-	300,000	309,964			300,000	309,964
Progress Residential Trust(1)	5.66%		11/12/2032	-	-	200,000	205,301			200,000	205,301
Purchasing Power Funding LLC(1)	4.75%		12/15/2019	-	-	650,000	647,562			650,000	647,562
RAMP Trust	0.75	%(2)	3/25/2036	-	-	83,265	82,471			83,265	82,471
RAMP Trust	1.38	%(2)	11/25/2034	-	-	68,609	68,112			68,609	68,112
RBSHD Trust(1)(3)	7.69	%(2)	10/25/2047	-	-	169,337	169,370			169,337	169,370
RMAT LLC(1)	3.75	%(2)	5/25/2055	-	-	181,982	180,409			181,982	180,409
Santander Drive Auto Receivables Trust	1.56%		5/15/2020	-	-	337,000	337,454			337,000	337,454
Santander Drive Auto Receivables Trust(1)	1.84%		11/18/2019	-	-	17,351	17,221			17,351	17,221
Santander Drive Auto Receivables Trust(1)	1.93%		9/17/2019	-	-	84,580	83,945			84,580	83,945
Santander Drive Auto Receivables Trust(1)	1.97%		3/16/2021	-	-	75,579	75,012			75,579	75,012
Saxon Asset Securities Trust	4.80	%(2)	6/25/2033	-	-	20,371	20,562			20,371	20,562

				Voya Limited Maturity Bond VP			JPMorgan Core Bond VP			Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value		Principal	Value		Principal	Value	Principal	Value

Securitized Asset-Backed Receivables LLC Trust	3.42	%(2)	1/25/2036	$-		$-	$24,607		$18,004			$24,607		$18,004
Selene Non-Performing Loans LLC(1)	2.98	%(2)	5/25/2054	-		-	110,002		109,246			110,002		109,246
Sierra Auto Receivables Securitization Trust(1)	2.85%		1/18/2022	-		-	187,000		186,997			187,000		186,997
Skopos Auto Receivables Trust(1)	3.55%		2/15/2020	-		-	118,197		118,072			118,197		118,072
SpringCastle America Funding LLC(1)	2.70%		5/25/2023	-		-	923,039		926,178			923,039		926,178
SpringCastle America Funding LLC(1)	4.61%		10/25/2027	-		-	300,000		300,474			300,000		300,474
Springleaf Funding Trust(1)	2.41%		12/15/2022	-		-	858,320		858,838			858,320		858,838
Springleaf Funding Trust(1)	3.16%		11/15/2024	-		-	769,000		773,549			769,000		773,549
Springleaf Funding Trust(1)	3.45%		12/15/2022	-		-	146,000		145,874			146,000		145,874
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(1)	4.23%		1/15/2047	-		-	344,000		344,476			344,000		344,476
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(1)	4.43%		7/15/2047	-		-	321,000		327,495			321,000		327,495
Sunset Mortgage Loan Co. LLC(1)	3.72	%(2)	11/16/2044	-		-	323,147		321,434			323,147		321,434
Synchrony Credit Card Master Note Trust	1.60%		4/15/2021	130,000		130,527	-		-			130,000		130,527
Synchrony Credit Card Master Note Trust	2.04%		3/15/2022	200,000		203,660	-		-			200,000		203,660
Tidewater Auto Receivables Trust(1)	1.40%		7/15/2018	-		-	14,239		14,236			14,239		14,236
Toyota Auto Receivables Owner Trust	0.93%		7/16/2018	-		-	159,997		159,931			159,997		159,931
Toyota Auto Receivables Owner Trust	1.30%		4/15/2020	-		-	226,000		227,033			226,000		227,033
Toyota Auto Receivables Owner Trust	1.47%		9/15/2021	220,000		222,304	-		-			220,000		222,304
Toyota Auto Receivables Owner Trust	1.74%		9/15/2020	100,000		101,135	-		-			100,000		101,135
Trafigura Securitisation Finance PLC(1)(3)	1.39	%(2)	10/15/2018	-		-	691,000		683,750			691,000		683,750
Tricon American Homes Trust(1)	1.69	%(2)	5/17/2032	-		-	159,423		157,021			159,423		157,021
Truman Capital Mortgage Loan Trust(1)	3.13	%(2)	4/25/2053	-		-	659		659			659		659
USAA Auto Owner Trust	1.54%		11/16/2020	100,000		100,858	-		-			100,000		100,858
Vericrest Opportunity Loan Trust(1)	3.38	%(2)	10/25/2058	-		-	426,260		421,785			426,260		421,785
VML LLC(1)	3.88	%(2)	4/27/2054	-		-	97,156		97,069			97,156		97,069
Volkswagen Auto Lease Trust	0.87%		6/20/2017	-		-	126,339		126,297			126,339		126,297
Volkswagen Auto Loan Enhanced Trust	0.66%		3/20/2019	87,794		87,647	-		-			87,794		87,647
VOLT NPL X LLC(1)	3.38	%(2)	10/26/2054	-		-	177,665		176,597			177,665		176,597
VOLT XIX LLC(1)	3.88	%(2)	4/25/2055	-		-	268,943		268,683			268,943		268,683
VOLT XL LLC(1)	4.38	%(2)	11/27/2045	-		-	449,694		451,420			449,694		451,420
VOLT XLV LLC(1)	4.00	%(2)	5/25/2046	-		-	172,661		172,315			172,661		172,315
VOLT XLVI LLC(1)	3.84	%(2)	6/25/2046	-		-	448,000		448,000			448,000		448,000
VOLT XLVII LLC(1)	3.75	%(2)	6/25/2046	-		-	458,000		458,000			458,000		458,000
VOLT XXII LLC(1)	3.50	%(2)	2/25/2055	-		-	308,528		306,798			308,528		306,798
VOLT XXIV LLC(1)	3.50	%(2)	2/25/2055	-		-	556,948		554,190			556,948		554,190
VOLT XXV LLC(1)	3.50	%(2)	6/26/2045	-		-	1,178,905		1,170,570			1,178,905		1,170,570
VOLT XXVI LLC(1)	3.13	%(2)	9/25/2043	-		-	300,442		297,985			300,442		297,985
VOLT XXVI LLC(1)	4.25	%(2)	9/25/2043	-		-	184,546		177,653			184,546		177,653
VOLT XXVII LLC(1)	3.38	%(2)	8/27/2057	-		-	569,934		566,453			569,934		566,453
VOLT XXX LLC(1)	3.63	%(2)	10/25/2057	-		-	421,730		419,672			421,730		419,672
VOLT XXXI LLC(1)	3.38	%(2)	2/25/2055	-		-	341,064		337,702			341,064		337,702
VOLT XXXIII LLC(1)	3.50	%(2)	3/25/2055	-		-	551,742		547,016			551,742		547,016
VOLT XXXIV LLC(1)	3.25	%(2)	2/25/2055	-		-	325,005		322,511			325,005		322,511
VOLT XXXIX LLC(1)	4.13	%(2)	10/25/2045	-		-	329,527		329,996			329,527		329,996
VOLT XXXV LLC(1)	3.50	%(2)	6/26/2045	-		-	367,457		364,469			367,457		364,469
Westlake Automobile Receivables Trust(1)	1.57%		6/17/2019	-		-	519,000		519,000			519,000		519,000
Westlake Automobile Receivables Trust(1)	4.10%		6/15/2021	-		-	170,000		171,431			170,000		171,431
Westlake Automobile Receivables Trust	4.40%		5/17/2021	-		-	250,000		252,062			250,000		252,062
World Omni Auto Receivables Trust	0.79%		7/16/2018	-		-	63,099		63,075			63,099		63,075
World Omni Auto Receivables Trust	0.83%		8/15/2018	-		-	47,665		47,634			47,665		47,634
World Omni Auto Receivables Trust	1.32%		1/15/2020	-		-	79,000		79,246			79,000		79,246
World Omni Auto Receivables Trust	1.34%		5/15/2020	-		-	129,000		129,580			129,000		129,580
World Omni Auto Receivables Trust	1.84%		1/17/2022	80,000		80,797	-		-			80,000		80,797

Total Asset-Backed Securities						13,207,049			75,501,995					88,709,044

					($	Total Cost 13,113,555)		($	Total Cost 75,513,863)				($	Total Cost 88,627,418)

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Corporate Debt Securities - 23.3%
Aerospace & Defense
Airbus Group Finance BV(1)	2.70%		4/17/2023	$-	$-	$43,000	$44,691			$43,000	$44,691
BAE Systems Holdings, Inc.(1)	3.80%		10/7/2024	-	-	68,000	71,535			68,000	71,535
BAE Systems Holdings, Inc.(1)	3.85%		12/15/2025	-	-	200,000	211,988			200,000	211,988
BAE Systems Holdings, Inc.(1)	6.38%		6/1/2019	-	-	30,000	33,723			30,000	33,723
BAE Systems PLC(1)	5.80%		10/11/2041	-	-	92,000	113,354			92,000	113,354
Boeing Co.	7.95%		8/15/2024	-	-	30,000	42,426			30,000	42,426
L-3 Communications Corp.	1.50%		5/28/2017	148,000	148,130	-	-			148,000	148,130
Lockheed Martin Corp.	1.85%		11/23/2018	180,000	182,442	-	-			180,000	182,442
Lockheed Martin Corp.	3.10%		1/15/2023	-	-	74,000	77,995			74,000	77,995
Lockheed Martin Corp.	4.07%		12/15/2042	-	-	57,000	60,681			57,000	60,681
Lockheed Martin Corp.	4.50%		5/15/2036	-	-	200,000	223,243			200,000	223,243
Lockheed Martin Corp.	6.15%		9/1/2036	-	-	85,000	112,846			85,000	112,846
Northrop Grumman Corp.	3.85%		4/15/2045	-	-	38,000	39,559			38,000	39,559
Northrop Grumman Systems Corp.	7.75%		2/15/2031	-	-	40,000	59,834			40,000	59,834
Precision Castparts Corp.	3.25%		6/15/2025	-	-	170,000	181,273			170,000	181,273
Precision Castparts Corp.	4.20%		6/15/2035	-	-	170,000	191,592			170,000	191,592
Raytheon Co.	3.15%		12/15/2024	-	-	84,000	91,034			84,000	91,034
United Technologies Corp.	1.78	%(7)	5/4/2018	150,000	151,348	-	-			150,000	151,348
United Technologies Corp.	1.80%		6/1/2017	-	-	27,000	27,207			27,000	27,207
United Technologies Corp.	3.10%		6/1/2022	-	-	64,000	68,220			64,000	68,220
United Technologies Corp.	4.15%		5/15/2045	-	-	163,000	179,035			163,000	179,035
United Technologies Corp.	4.50%		6/1/2042	-	-	86,000	98,497			86,000	98,497
Air Freight & Logistics
FedEx Corp.(6)	3.25%		4/1/2026	-	-	60,000	62,762			60,000	62,762
FedEx Corp.	3.90%		2/1/2035	-	-	96,000	97,589			96,000	97,589
FedEx Corp.	4.10%		4/15/2043	-	-	70,000	71,128			70,000	71,128
United Parcel Service of America, Inc.	8.38%		4/1/2020	-	-	35,000	43,860			35,000	43,860
United Parcel Service of America, Inc.	8.38	%(7)	4/1/2030	-	-	55,000	82,322			55,000	82,322
United Parcel Service, Inc.	2.45%		10/1/2022	-	-	29,000	30,150			29,000	30,150
Airlines
Air Canada Pass-Through Trust(1)	4.13%		11/15/2026	-	-	46,681	48,081			46,681	48,081
American Airlines Pass-Through Trust	3.65%		12/15/2029	-	-	42,000	43,470			42,000	43,470
American Airlines Pass-Through Trust	4.95%		7/15/2024	-	-	168,031	182,734			168,031	182,734
Continental Airlines Pass-Through Trust	4.00%		4/29/2026	-	-	27,907	29,302			27,907	29,302
Continental Airlines Pass-Through Trust	5.98%		10/19/2023	-	-	38,618	43,252			38,618	43,252
Delta Air Lines Pass-Through Trust	4.75%		11/7/2021	-	-	78,347	83,048			78,347	83,048
Delta Air Lines Pass-Through Trust	5.30%		10/15/2020	-	-	14,503	15,446			14,503	15,446
Southwest Airlines Co.	2.65%		11/5/2020	310,000	319,969	-	-			310,000	319,969
Southwest Airlines Co.	2.75%		11/6/2019	163,000	168,506	-	-			163,000	168,506
United Airlines Pass-Through Trust	3.45%		1/7/2030	-	-	139,000	142,475			139,000	142,475
Auto Components
Johnson Controls, Inc.(6)	1.40%		11/2/2017	104,000	104,325	-	-			104,000	104,325
Johnson Controls, Inc.	3.75%		12/1/2021	-	-	66,000	70,399			66,000	70,399
Johnson Controls, Inc.	4.95%		7/2/2064	-	-	20,000	19,938			20,000	19,938
Johnson Controls, Inc.	5.25%		12/1/2041	-	-	100,000	111,532			100,000	111,532

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Automobiles
Daimler Finance North America LLC(1)	1.50%	7/5/2019	$155,000	$154,892	$-	$-			$155,000	$154,892
Daimler Finance North America LLC	1.65%	3/2/2018	-	-	-	-			-	-
Daimler Finance North America LLC(1)	2.38%	8/1/2018	-	-	151,000	154,353			151,000	154,353
Daimler Finance North America LLC(1)	2.63%	9/15/2016	-	-	150,000	150,493			150,000	150,493
Daimler Finance North America LLC(1)	2.95%	1/11/2017	-	-	150,000	151,475			150,000	151,475
General Motors Co.	4.88%	10/2/2023	-	-	100,000	106,454			100,000	106,454
General Motors Co.	6.60%	4/1/2036	-	-	190,000	217,874			190,000	217,874
General Motors Financial Co., Inc.	2.40%	5/9/2019	165,000	165,460	-	-			165,000	165,460
General Motors Financial Co., Inc.	3.20%	7/13/2020	-	-	305,000	308,987			305,000	308,987
General Motors Financial Co., Inc.	3.20%	7/6/2021	-	-	120,000	120,191			120,000	120,191
General Motors Financial Co., Inc.	3.70%	5/9/2023	-	-	184,000	184,956			184,000	184,956
Hyundai Capital America(1)	1.88%	8/9/2016	375,000	375,195	-	-			375,000	375,195
Hyundai Capital America(1)	2.40%	10/30/2018	-	-	129,000	130,802			129,000	130,802
Hyundai Capital America(1)	3.00%	3/18/2021	-	-	200,000	207,167			200,000	207,167
Nissan Motor Acceptance Corp.(1)	1.80%	3/15/2018	-	-	97,000	97,805			97,000	97,805
Nissan Motor Acceptance Corp.(1)(6)	2.55%	3/8/2021	-	-	150,000	154,908			150,000	154,908
Banks
ABN AMRO Bank NV(1)	1.80%	6/4/2018	-	-	319,000	321,359			319,000	321,359
ABN AMRO Bank NV(1)	2.45%	6/4/2020	210,000	214,742	-	-			210,000	214,742
ABN AMRO Bank NV(1)	2.50%	10/30/2018	-	-	200,000	204,642			200,000	204,642
ANZ New Zealand International, Ltd.(1)	2.60%	9/23/2019	-	-	200,000	204,642			200,000	204,642
Australia & New Zealand Banking Group, Ltd.(1)	2.40%	11/23/2016	-	-	250,000	251,445			250,000	251,445
Australia & New Zealand Banking Group, Ltd.(1)	4.88%	1/12/2021	-	-	100,000	112,820			100,000	112,820
Bank of America Corp.	1.95%	5/12/2018	228,000	229,341	-	-			228,000	229,341
Bank of America Corp.	2.00%	1/11/2018	-	-	750,000	754,795			750,000	754,795
Bank of America Corp.	2.25%	4/21/2020	-	-	545,000	548,047			545,000	548,047
Bank of America Corp.	2.60%	1/15/2019	405,000	414,424	-	-			405,000	414,424
Bank of America Corp.	2.65%	4/1/2019	-	-	255,000	261,241			255,000	261,241
Bank of America Corp.	3.30%	1/11/2023	-	-	479,000	492,961			479,000	492,961
Bank of America Corp.	3.50%	4/19/2026	-	-	142,000	146,741			142,000	146,741
Bank of America Corp.	3.75%	7/12/2016	310,000	310,149	-	-			310,000	310,149
Bank of America Corp.	3.88%	8/1/2025	-	-	242,000	256,716			242,000	256,716
Bank of America Corp.	3.95%	4/21/2025	-	-	368,000	374,751			368,000	374,751
Bank of America Corp.	4.00%	4/1/2024	-	-	365,000	389,562			365,000	389,562
Bank of America Corp.	4.00%	1/22/2025	-	-	400,000	407,724			400,000	407,724
Bank of America Corp.	4.13%	1/22/2024	-	-	126,000	135,523			126,000	135,523
Bank of America Corp.	4.25%	10/22/2026	-	-	284,000	294,533			284,000	294,533
Bank of America Corp.	5.00%	5/13/2021	-	-	340,000	380,691			340,000	380,691
Bank of America Corp.	5.63%	7/1/2020	-	-	170,000	191,257			170,000	191,257
Bank of America Corp.	5.65%	5/1/2018	-	-	20,000	21,433			20,000	21,433
Bank of America Corp.	5.75%	12/1/2017	-	-	65,000	68,799			65,000	68,799
Bank of America Corp.	5.88%	1/5/2021	-	-	70,000	80,302			70,000	80,302
Bank of America Corp.	6.40%	8/28/2017	-	-	395,000	416,790			395,000	416,790
Bank of America Corp.	6.88%	4/25/2018	-	-	60,000	65,505			60,000	65,505
Bank of America Corp.	7.63%	6/1/2019	-	-	50,000	57,871			50,000	57,871
Bank of Montreal	1.30%	7/14/2017	240,000	240,639	-	-			240,000	240,639
Bank of Montreal	1.40%	4/10/2018	-	-	100,000	100,442			100,000	100,442
Bank of Montreal	1.40%	9/11/2017	-	-	131,000	131,664			131,000	131,664
Bank of Montreal	1.80%	7/31/2018	170,000	172,088	-	-			170,000	172,088
Bank of Montreal	2.38%	1/25/2019	-	-	158,000	162,202			158,000	162,202
Bank of Montreal(6)	2.55%	11/6/2022	-	-	85,000	87,872			85,000	87,872
Bank of Nova Scotia	1.30%	7/21/2017	438,000	438,796	-	-			438,000	438,796
Bank of Nova Scotia(6)	1.45%	4/25/2018	-	-	300,000	301,068			300,000	301,068
Bank of Nova Scotia(6)	1.85%	4/14/2020	-	-	300,000	303,975			300,000	303,975
Bank of Tokyo-Mitsubishi UFJ, Ltd.(1)	1.55%	9/9/2016	246,000	246,267	-	-			246,000	246,267
Bank of Tokyo-Mitsubishi UFJ, Ltd.(1)	1.70%	3/5/2018	200,000	201,026	-	-			200,000	201,026
Bank of Tokyo-Mitsubishi UFJ, Ltd.(1)	2.35%	9/8/2019	-	-	260,000	265,893			260,000	265,893
Banque Federative du Credit Mutuel SA(1)	1.70%	1/20/2017	200,000	200,513	200,000	200,513			400,000	401,026
Barclays Bank PLC(1)(6)	2.25%	5/10/2017	-	-	200,000	202,034			200,000	202,034
Barclays Bank PLC	5.00%	9/22/2016	160,000	161,356	-	-			160,000	161,356
Barclays PLC	2.75%	11/8/2019	-	-	200,000	198,589			200,000	198,589
Barclays PLC	3.25%	1/12/2021	-	-	278,000	277,026			278,000	277,026

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Barclays PLC	3.65%	3/16/2025	$-	$-	$200,000	$192,314			$200,000	$192,314
Barclays PLC	5.25%	8/17/2045	-	-	200,000	209,167			200,000	209,167
BB&T Corp.	1.60%	8/15/2017	310,000	311,676	131,000	131,708			441,000	443,384
BB&T Corp.	2.63%	6/29/2020	-	-	300,000	309,895			300,000	309,895
BB&T Corp.	5.25%	11/1/2019	-	-	30,000	33,242			30,000	33,242
BB&T Corp.	6.85%	4/30/2019	-	-	75,000	86,076			75,000	86,076
BNP Paribas SA(1)	4.38%	9/28/2025	-	-	335,000	339,703			335,000	339,703
BNZ International Funding, Ltd.(1)	2.35%	3/4/2019	-	-	250,000	253,855			250,000	253,855
BPCE SA	1.63%	2/10/2017	250,000	250,548	-	-			250,000	250,548
BPCE SA	1.63%	1/26/2018	-	-	350,000	351,310			350,000	351,310
Canadian Imperial Bank of Commerce(1)(6)	2.25%	7/21/2020	-	-	234,000	239,831			234,000	239,831
Citigroup, Inc.(6)	1.75%	5/1/2018	-	-	160,000	160,703			160,000	160,703
Citigroup, Inc.	1.85%	11/24/2017	131,000	131,722	-	-			131,000	131,722
Citigroup, Inc.	2.05%	12/7/2018	350,000	352,781	-	-			350,000	352,781
Citigroup, Inc.	2.15%	7/30/2018	-	-	110,000	111,341			110,000	111,341
Citigroup, Inc.	2.40%	2/18/2020	-	-	220,000	222,252			220,000	222,252
Citigroup, Inc.	2.50%	9/26/2018	-	-	220,000	224,360			220,000	224,360
Citigroup, Inc.	2.70%	3/30/2021	-	-	108,000	109,922			108,000	109,922
Citigroup, Inc.	3.40%	5/1/2026	-	-	150,000	153,802			150,000	153,802
Citigroup, Inc.	3.70%	1/12/2026	-	-	400,000	421,075			400,000	421,075
Citigroup, Inc.	3.88%	3/26/2025	-	-	100,000	101,011			100,000	101,011
Citigroup, Inc.	4.30%	11/20/2026	-	-	300,000	309,078			300,000	309,078
Citigroup, Inc.	4.40%	6/10/2025	-	-	98,000	102,470			98,000	102,470
Citigroup, Inc.	4.75%	5/18/2046	-	-	140,000	140,491			140,000	140,491
Citigroup, Inc.	5.30%	5/6/2044	-	-	43,000	46,429			43,000	46,429
Citigroup, Inc.	5.50%	9/13/2025	-	-	115,000	128,908			115,000	128,908
Citigroup, Inc.	5.88%	1/30/2042	-	-	45,000	56,961			45,000	56,961
Citigroup, Inc.	8.13%	7/15/2039	-	-	28,000	43,670			28,000	43,670
Citizens Bank NA	1.60%	12/4/2017	250,000	250,105	-	-			250,000	250,105
Citizens Financial Group, Inc.	4.30%	12/3/2025	-	-	58,000	61,048			58,000	61,048
Comerica, Inc.	2.13%	5/23/2019	195,000	197,596	-	-			195,000	197,596
Comerica, Inc.	3.80%	7/22/2026	-	-	26,000	26,454			26,000	26,454
Commonwealth Bank of Australia(6)	1.40%	9/8/2017	250,000	250,877	-	-			250,000	250,877
Commonwealth Bank of Australia(1)	2.25%	3/16/2017	-	-	250,000	252,316			250,000	252,316
Commonwealth Bank of Australia(1)(6)	4.50%	12/9/2025	-	-	200,000	209,198			200,000	209,198
Compass Bank	1.85%	9/29/2017	316,000	315,075	-	-			316,000	315,075
Cooperatieve Rabobank UA	3.38%	1/19/2017	-	-	34,000	34,440			34,000	34,440
Cooperatieve Rabobank UA	3.88%	2/8/2022	-	-	268,000	291,155			268,000	291,155
Cooperatieve Rabobank UA	4.38%	8/4/2025	-	-	250,000	261,132			250,000	261,132
Credit Agricole SA(1)	4.38%	3/17/2025	-	-	200,000	202,097			200,000	202,097
Discover Bank	2.60%	11/13/2018	100,000	101,504	-	-			100,000	101,504
Discover Bank	3.20%	8/9/2021	-	-	250,000	254,347			250,000	254,347
Fifth Third Bancorp	2.88%	7/27/2020	-	-	206,000	214,685			206,000	214,685
Fifth Third Bank	2.15%	8/20/2018	350,000	355,467	-	-			350,000	355,467
Fifth Third Bank	2.88%	10/1/2021	-	-	204,000	210,709			204,000	210,709
HSBC Bank PLC(1)	4.75%	1/19/2021	-	-	375,000	413,415			375,000	413,415
HSBC Bank USA NA	4.88%	8/24/2020	-	-	250,000	271,599			250,000	271,599
HSBC Holdings PLC	3.60%	5/25/2023	-	-	229,000	234,031			229,000	234,031
HSBC Holdings PLC	4.00%	3/30/2022	-	-	107,000	112,473			107,000	112,473
HSBC Holdings PLC	4.30%	3/8/2026	-	-	200,000	211,515			200,000	211,515
HSBC Holdings PLC	4.88%	1/14/2022	-	-	160,000	175,570			160,000	175,570
HSBC Holdings PLC	6.10%	1/14/2042	-	-	150,000	194,029			150,000	194,029
HSBC USA, Inc.	1.63%	1/16/2018	-	-	100,000	99,822			100,000	99,822
HSBC USA, Inc.	2.35%	3/5/2020	-	-	323,000	322,893			323,000	322,893
Huntington Bancshares, Inc.	3.15%	3/14/2021	100,000	103,592	-	-			100,000	103,592
Huntington National Bank	1.35%	8/2/2016	250,000	250,014	-	-			250,000	250,014
Huntington National Bank	2.00%	6/30/2018	-	-	250,000	252,482			250,000	252,482
Huntington National Bank	2.20%	11/6/2018	250,000	253,060	-	-			250,000	253,060
Industrial & Commercial Bank of China, Ltd.	2.35%	11/13/2017	-	-	250,000	252,265			250,000	252,265
ING Bank NV(1)	2.05%	8/17/2018	250,000	253,477	-	-			250,000	253,477
ING Bank NV(1)	2.50%	10/1/2019	-	-	250,000	255,086			250,000	255,086
ING Bank NV(1)	2.70%	8/17/2020	300,000	309,480	-	-			300,000	309,480
ING Bank NV(1)	3.75%	3/7/2017	-	-	200,000	203,454			200,000	203,454

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

JPMorgan Chase & Co.	1.70%		3/1/2018	$473,000	$475,619	$-	$-			$473,000	$475,619
JPMorgan Chase & Co.	2.55%		3/1/2021	180,000	182,949	-	-			180,000	182,949
KeyBank NA	2.35%		3/8/2019	250,000	255,354	-	-			250,000	255,354
KeyCorp	2.30%		12/13/2018	184,000	186,999	-	-			184,000	186,999
KeyCorp	2.90%		9/15/2020	-	-	98,000	101,360			98,000	101,360
KeyCorp	5.10%		3/24/2021	-	-	100,000	112,492			100,000	112,492
Lloyds Bank PLC	1.75%		3/16/2018	-	-	325,000	324,155			325,000	324,155
Lloyds Bank PLC	1.75%		5/14/2018	220,000	219,381	-	-			220,000	219,381
Lloyds Bank PLC	2.00%		8/17/2018	250,000	249,720	-	-			250,000	249,720
Lloyds Bank PLC	3.50%		5/14/2025	-	-	200,000	205,503			200,000	205,503
Macquarie Bank, Ltd.(1)	1.60%		10/27/2017	400,000	400,427	305,000	305,325			705,000	705,752
Macquarie Bank, Ltd.(1)	2.40%		1/21/2020	-	-	150,000	151,435			150,000	151,435
Macquarie Bank, Ltd.(1)	2.60%		6/24/2019	-	-	187,000	190,730			187,000	190,730
Manufacturers & Traders Trust Co.	1.40%		7/25/2017	337,000	337,352	-	-			337,000	337,352
Mitsubishi UFJ Trust & Banking Corp.(1)	1.60%		10/16/2017	207,000	207,717	-	-			207,000	207,717
Mizuho Bank, Ltd.(1)	1.30%		4/16/2017	200,000	199,967	-	-			200,000	199,967
Mizuho Bank, Ltd.(1)(6)	1.80%		3/26/2018	-	-	242,000	243,451			242,000	243,451
Mizuho Bank, Ltd.(1)	3.60%		9/25/2024	-	-	300,000	322,279			300,000	322,279
National Australia Bank, Ltd.(1)	2.00%		6/20/2017	-	-	250,000	252,203			250,000	252,203
Nordea Bank AB(1)	1.63%		5/15/2018	-	-	350,000	352,150			350,000	352,150
Nordea Bank AB(1)	3.13%		3/20/2017	-	-	350,000	355,085			350,000	355,085
PNC Financial Services Group, Inc.	2.85	%(7)	11/9/2022	-	-	101,000	104,722			101,000	104,722
PNC Financial Services Group, Inc.	3.90%		4/29/2024	-	-	91,000	97,629			91,000	97,629
PNC Funding Corp.	4.38%		8/11/2020	-	-	67,000	73,385			67,000	73,385
PNC Funding Corp.	5.13%		2/8/2020	-	-	65,000	72,722			65,000	72,722
PNC Funding Corp.	5.63%		2/1/2017	230,000	235,681	25,000	25,618			255,000	261,299
PNC Funding Corp.	6.70%		6/10/2019	-	-	50,000	57,331			50,000	57,331
Regions Bank	2.25%		9/14/2018	290,000	291,931	-	-			290,000	291,931
Regions Financial Corp.	2.00%		5/15/2018	202,000	202,353	-	-			202,000	202,353
Regions Financial Corp.	3.20%		2/8/2021	-	-	107,000	110,135			107,000	110,135
Royal Bank of Canada	1.50%		1/16/2018	280,000	281,158	-	-			280,000	281,158
Royal Bank of Canada	1.80%		7/30/2018	230,000	232,504	-	-			230,000	232,504
Royal Bank of Canada	1.88%		2/5/2020	-	-	600,000	607,875			600,000	607,875
Royal Bank of Canada	2.00%		10/1/2018	-	-	159,000	161,211			159,000	161,211
Royal Bank of Canada	2.20%		7/27/2018	-	-	300,000	305,892			300,000	305,892
Royal Bank of Scotland Group PLC	4.80%		4/5/2026	-	-	200,000	203,414			200,000	203,414
Santander Holdings USA, Inc.	2.70%		5/24/2019	250,000	251,203	-	-			250,000	251,203
Santander Issuances SAU	5.18%		11/19/2025	-	-	200,000	199,807			200,000	199,807
Santander UK Group Holdings PLC	2.88%		10/16/2020	-	-	150,000	148,841			150,000	148,841
Santander UK PLC	1.65%		9/29/2017	323,000	322,933	-	-			323,000	322,933
Santander UK PLC	2.50%		3/14/2019	140,000	141,428	93,000	93,949			233,000	235,377
Stadshypotek AB(1)	1.88%		10/2/2019	-	-	250,000	253,672			250,000	253,672
Standard Chartered PLC(1)(6)	3.05%		1/15/2021	-	-	200,000	202,644			200,000	202,644
Standard Chartered PLC(1)(6)	5.20%		1/26/2024	-	-	200,000	208,319			200,000	208,319
Sumitomo Mitsui Banking Corp.	1.35%		7/11/2017	250,000	250,012	-	-			250,000	250,012
Sumitomo Mitsui Financial Group, Inc.	2.93%		3/9/2021	120,000	125,073	-	-			120,000	125,073
Sumitomo Mitsui Financial Group, Inc.	3.78%		3/9/2026	-	-	107,000	116,521			107,000	116,521
SunTrust Banks, Inc.	2.50%		5/1/2019	130,000	132,706	-	-			130,000	132,706
SunTrust Banks, Inc.(6)	2.90%		3/3/2021	-	-	59,000	61,087			59,000	61,087
SunTrust Banks, Inc.	3.50%		1/20/2017	168,000	169,871	-	-			168,000	169,871
Toronto-Dominion Bank	1.13%		5/2/2017	350,000	350,294	-	-			350,000	350,294
Toronto-Dominion Bank(1)	1.50%		3/13/2017	-	-	200,000	200,797			200,000	200,797
Toronto-Dominion Bank	2.25%		11/5/2019	175,000	179,582	104,000	106,723			279,000	286,305
Toronto-Dominion Bank	2.50%		12/14/2020	-	-	150,000	155,153			150,000	155,153
US Bancorp	1.65%		5/15/2017	-	-	96,000	96,460			96,000	96,460
US Bancorp	3.00%		3/15/2022	-	-	83,000	88,279			83,000	88,279
US Bancorp	4.13%		5/24/2021	-	-	34,000	37,865			34,000	37,865
US Bank NA	1.38%		9/11/2017	250,000	251,257	-	-			250,000	251,257
US Bank NA	2.13%		10/28/2019	-	-	250,000	256,258			250,000	256,258
US Bank NA	2.80%		1/27/2025	-	-	250,000	260,334			250,000	260,334

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Wachovia Corp.	5.75%	2/1/2018	$-	$-	$749,000	$801,603			$749,000	$801,603
Wells Fargo & Co.	2.10%	5/8/2017	496,000	500,262	-	-			496,000	500,262
Wells Fargo & Co.	3.00%	2/19/2025	-	-	213,000	218,160			213,000	218,160
Wells Fargo & Co.	3.30%	9/9/2024	-	-	700,000	734,178			700,000	734,178
Wells Fargo & Co.	3.50%	3/8/2022	-	-	150,000	160,898			150,000	160,898
Wells Fargo & Co.	4.10%	6/3/2026	-	-	258,000	275,960			258,000	275,960
Wells Fargo & Co.	4.60%	4/1/2021	-	-	650,000	726,351			650,000	726,351
Wells Fargo & Co.	4.65%	11/4/2044	-	-	184,000	194,057			184,000	194,057
Wells Fargo & Co.	4.90%	11/17/2045	-	-	112,000	122,562			112,000	122,562
Wells Fargo Bank NA	6.00%	11/15/2017	-	-	250,000	266,007			250,000	266,007
Westpac Banking Corp.	1.50%	12/1/2017	175,000	175,857	-	-			175,000	175,857
Westpac Banking Corp.(1)	2.00%	3/3/2020	-	-	304,000	306,584			304,000	306,584
Westpac Banking Corp.(1)	2.45%	11/28/2016	-	-	250,000	251,541			250,000	251,541
Beverages
Anheuser-Busch InBev Finance, Inc.	1.90%	2/1/2019	280,000	284,754	30,000	30,509			310,000	315,263
Anheuser-Busch InBev Finance, Inc.	3.30%	2/1/2023	-	-	776,000	817,648			776,000	817,648
Anheuser-Busch InBev Finance, Inc.	3.70%	2/1/2024	-	-	160,000	172,336			160,000	172,336
Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	-	-	727,000	816,950			727,000	816,950
Brown-Forman Corp.	4.50%	7/15/2045	-	-	75,000	85,712			75,000	85,712
Diageo Capital PLC	1.50%	5/11/2017	-	-	38,000	38,160			38,000	38,160
Diageo Capital PLC	4.83%	7/15/2020	-	-	25,000	28,123			25,000	28,123
Diageo Investment Corp.	8.00%	9/15/2022	-	-	100,000	132,266			100,000	132,266
Heineken NV(1)	1.40%	10/1/2017	-	-	40,000	40,185			40,000	40,185
Molson Coors Brewing Co.	1.45%	7/15/2019	155,000	155,392	-	-			155,000	155,392
Molson Coors Brewing Co.	3.00%	7/15/2026	-	-	105,000	104,897			105,000	104,897
PepsiCo, Inc.	1.25%	8/13/2017	-	-	180,000	180,827			180,000	180,827
PepsiCo, Inc.(6)	1.25%	4/30/2018	140,000	140,748	-	-			140,000	140,748
PepsiCo, Inc.	1.50%	2/22/2019	90,000	91,264	-	-			90,000	91,264
PepsiCo, Inc.	3.10%	7/17/2022	-	-	20,000	21,293			20,000	21,293
PepsiCo, Inc.	4.60%	7/17/2045	-	-	78,000	92,556			78,000	92,556
PepsiCo, Inc.	4.88%	11/1/2040	-	-	33,000	39,327			33,000	39,327
PepsiCo, Inc.	7.90%	11/1/2018	-	-	5,000	5,783			5,000	5,783
SABMiller Holdings, Inc.(1)	3.75%	1/15/2022	-	-	270,000	289,505			270,000	289,505
Biotechnology
AbbVie, Inc.	1.75%	11/6/2017	174,000	175,028	134,000	134,791			308,000	309,819
AbbVie, Inc.	1.80%	5/14/2018	210,000	211,474	-	-			210,000	211,474
AbbVie, Inc.	2.85%	5/14/2023	-	-	189,000	191,569			189,000	191,569
AbbVie, Inc.	2.90%	11/6/2022	-	-	187,000	190,669			187,000	190,669
AbbVie, Inc.	3.20%	11/6/2022	-	-	143,000	147,866			143,000	147,866
AbbVie, Inc.	4.30%	5/14/2036	-	-	180,000	183,590			180,000	183,590
AbbVie, Inc.	4.50%	5/14/2035	-	-	286,000	298,917			286,000	298,917
Amgen, Inc.	2.13%	5/1/2020	-	-	12,000	12,190			12,000	12,190
Amgen, Inc.	3.63%	5/22/2024	-	-	382,000	409,864			382,000	409,864
Amgen, Inc.	3.88%	11/15/2021	-	-	100,000	109,036			100,000	109,036
Amgen, Inc.(1)	4.66%	6/15/2051	-	-	301,000	314,489			301,000	314,489
Amgen, Inc.	5.70%	2/1/2019	-	-	50,000	55,398			50,000	55,398
Biogen, Inc.	3.63%	9/15/2022	-	-	122,000	129,504			122,000	129,504
Biogen, Inc.	5.20%	9/15/2045	-	-	67,000	75,344			67,000	75,344
Celgene Corp.(6)	2.13%	8/15/2018	170,000	172,541	-	-			170,000	172,541
Celgene Corp.	3.25%	8/15/2022	-	-	317,000	327,413			317,000	327,413
Celgene Corp.	3.63%	5/15/2024	-	-	164,000	170,798			164,000	170,798
Celgene Corp.	5.00%	8/15/2045	-	-	114,000	125,553			114,000	125,553
Gilead Sciences, Inc.	1.85%	9/4/2018	60,000	61,064	-	-			60,000	61,064
Gilead Sciences, Inc.	2.35%	2/1/2020	184,000	188,749	-	-			184,000	188,749
Gilead Sciences, Inc.	3.25%	9/1/2022	-	-	84,000	89,451			84,000	89,451
Gilead Sciences, Inc.	3.65%	3/1/2026	-	-	72,000	78,349			72,000	78,349
Gilead Sciences, Inc.	4.60%	9/1/2035	-	-	65,000	72,273			65,000	72,273

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Capital Markets
Ameriprise Financial, Inc.	4.00%	10/15/2023	$-	$-	$200,000	$216,485			$200,000	$216,485
Bank of New York Mellon Corp.	2.20%	3/4/2019	-	-	75,000	76,539			75,000	76,539
Bank of New York Mellon Corp.	2.60%	8/17/2020	-	-	194,000	201,187			194,000	201,187
Bank of New York Mellon Corp.	3.25%	9/11/2024	-	-	150,000	159,657			150,000	159,657
Bank of New York Mellon Corp.	3.55%	9/23/2021	-	-	90,000	97,442			90,000	97,442
Bank of New York Mellon Corp.	3.65%	2/4/2024	-	-	167,000	182,654			167,000	182,654
Bank of New York Mellon Corp.	4.60%	1/15/2020	-	-	30,000	33,117			30,000	33,117
BlackRock, Inc.	3.38%	6/1/2022	-	-	65,000	70,621			65,000	70,621
BlackRock, Inc.	3.50%	3/18/2024	-	-	55,000	59,667			55,000	59,667
BlackRock, Inc.	6.25%	9/15/2017	-	-	100,000	106,344			100,000	106,344
Charles Schwab Corp.	1.50%	3/10/2018	240,000	242,255	-	-			240,000	242,255
Charles Schwab Corp.	3.23%	9/1/2022	-	-	20,000	21,292			20,000	21,292
Credit Suisse AG	1.38%	5/26/2017	256,000	256,209	-	-			256,000	256,209
Credit Suisse AG	1.70%	4/27/2018	230,000	230,246	-	-			230,000	230,246
Credit Suisse AG	1.75%	1/29/2018	-	-	250,000	250,208			250,000	250,208
Credit Suisse AG	2.30%	5/28/2019	-	-	250,000	253,347			250,000	253,347
Credit Suisse Group Funding Guernsey, Ltd.(1)	3.80%	6/9/2023	-	-	250,000	249,358			250,000	249,358
Credit Suisse Group Funding Guernsey, Ltd.	4.88%	5/15/2045	-	-	250,000	248,953			250,000	248,953
Deutsche Bank AG	1.88%	2/13/2018	-	-	122,000	121,236			122,000	121,236
Deutsche Bank AG	3.70%	5/30/2024	-	-	267,000	265,412			267,000	265,412
Deutsche Bank AG	6.00%	9/1/2017	-	-	170,000	177,371			170,000	177,371
Goldman Sachs Group, Inc.	2.38%	1/22/2018	498,000	504,693	-	-			498,000	504,693
Goldman Sachs Group, Inc.	2.60%	4/23/2020	-	-	281,000	285,677			281,000	285,677
Goldman Sachs Group, Inc.	2.63%	4/25/2021	-	-	45,000	45,636			45,000	45,636
Goldman Sachs Group, Inc.	2.63%	1/31/2019	-	-	231,000	236,421			231,000	236,421
Goldman Sachs Group, Inc.	2.75%	9/15/2020	-	-	55,000	56,141			55,000	56,141
Goldman Sachs Group, Inc.	3.50%	1/23/2025	-	-	125,000	128,439			125,000	128,439
Goldman Sachs Group, Inc.	3.63%	1/22/2023	-	-	275,000	288,463			275,000	288,463
Goldman Sachs Group, Inc.	3.75%	2/25/2026	-	-	42,000	44,205			42,000	44,205
Goldman Sachs Group, Inc.	3.75%	5/22/2025	-	-	114,000	119,058			114,000	119,058
Goldman Sachs Group, Inc.	3.85%	7/8/2024	-	-	289,000	306,430			289,000	306,430
Goldman Sachs Group, Inc.	4.00%	3/3/2024	-	-	320,000	342,102			320,000	342,102
Goldman Sachs Group, Inc.	4.25%	10/21/2025	-	-	100,000	103,369			100,000	103,369
Goldman Sachs Group, Inc.	5.15%	5/22/2045	-	-	48,000	50,077			48,000	50,077
Goldman Sachs Group, Inc.	5.25%	7/27/2021	-	-	53,000	59,810			53,000	59,810
Goldman Sachs Group, Inc.	5.38%	3/15/2020	-	-	365,000	405,996			365,000	405,996
Goldman Sachs Group, Inc.	5.75%	1/24/2022	-	-	120,000	139,315			120,000	139,315
Goldman Sachs Group, Inc.	5.95%	1/18/2018	-	-	155,000	165,120			155,000	165,120
Goldman Sachs Group, Inc.	6.00%	6/15/2020	-	-	188,000	214,515			188,000	214,515
Goldman Sachs Group, Inc.	7.50%	2/15/2019	-	-	460,000	526,061			460,000	526,061
Invesco Finance PLC	3.75%	1/15/2026	-	-	94,000	100,904			94,000	100,904
Invesco Finance PLC	4.00%	1/30/2024	-	-	71,000	77,678			71,000	77,678
Legg Mason, Inc.	3.95%	7/15/2024	-	-	115,000	116,252			115,000	116,252
Legg Mason, Inc.	4.75%	3/15/2026	-	-	60,000	63,270			60,000	63,270
Macquarie Group, Ltd.(1)	6.00%	1/14/2020	-	-	100,000	111,480			100,000	111,480
Macquarie Group, Ltd.(1)	6.25%	1/14/2021	-	-	175,000	200,011			175,000	200,011
Morgan Stanley	1.88%	1/5/2018	190,000	191,075	-	-			190,000	191,075
Morgan Stanley	2.20%	12/7/2018	20,000	20,263	-	-			20,000	20,263
Morgan Stanley	2.45%	2/1/2019	250,000	254,694	-	-			250,000	254,694
Morgan Stanley	2.65%	1/27/2020	-	-	250,000	254,122			250,000	254,122
Morgan Stanley	2.80%	6/16/2020	-	-	189,000	193,651			189,000	193,651
Morgan Stanley	3.70%	10/23/2024	-	-	444,000	464,590			444,000	464,590
Morgan Stanley	3.75%	2/25/2023	-	-	600,000	635,505			600,000	635,505
Morgan Stanley	3.95%	4/23/2027	-	-	145,000	146,638			145,000	146,638
Morgan Stanley	4.00%	7/23/2025	-	-	264,000	282,688			264,000	282,688
Morgan Stanley	4.10%	5/22/2023	-	-	150,000	155,529			150,000	155,529
Morgan Stanley	4.30%	1/27/2045	-	-	92,000	96,834			92,000	96,834
Morgan Stanley	4.35%	9/8/2026	-	-	200,000	209,223			200,000	209,223
Morgan Stanley	5.00%	11/24/2025	-	-	124,000	135,754			124,000	135,754
Morgan Stanley	5.45%	1/9/2017	241,000	246,152	-	-			241,000	246,152
Morgan Stanley	5.50%	7/24/2020	-	-	138,000	154,852			138,000	154,852
Morgan Stanley	5.50%	7/28/2021	-	-	196,000	223,807			196,000	223,807
Morgan Stanley	5.63%	9/23/2019	-	-	200,000	221,902			200,000	221,902
Morgan Stanley	5.75%	1/25/2021	-	-	100,000	114,015			100,000	114,015
Morgan Stanley	7.30%	5/13/2019	-	-	200,000	229,792			200,000	229,792
State Street Corp.	3.10%	5/15/2023	-	-	48,000	49,657			48,000	49,657
State Street Corp.	3.55%	8/18/2025	-	-	88,000	95,697			88,000	95,697
State Street Corp.	3.70%	11/20/2023	-	-	231,000	254,357			231,000	254,357
TD Ameritrade Holding Corp.	2.95%	4/1/2022	-	-	138,000	143,784			138,000	143,784
UBS AG	1.38%	8/14/2017	250,000	250,211	-	-			250,000	250,211
UBS AG	1.80%	3/26/2018	250,000	252,379	-	-			250,000	252,379
UBS Group Funding Jersey, Ltd.(1)	2.95%	9/24/2020	240,000	244,073	-	-			240,000	244,073
UBS Group Funding Jersey, Ltd.(1)	4.13%	4/15/2026	-	-	200,000	207,856			200,000	207,856
Chemicals
Agrium, Inc.(6)	3.38%	3/15/2025	-	-	108,000	109,858			108,000	109,858
Agrium, Inc.	4.13%	3/15/2035	-	-	411,000	396,903			411,000	396,903
Agrium, Inc.	5.25%	1/15/2045	-	-	152,000	163,045			152,000	163,045
CF Industries, Inc.	7.13%	5/1/2020	-	-	250,000	288,449			250,000	288,449
Dow Chemical Co.	3.00%	11/15/2022	-	-	130,000	133,562			130,000	133,562
Dow Chemical Co.	4.13%	11/15/2021	-	-	50,000	54,854			50,000	54,854
Dow Chemical Co.	5.25%	11/15/2041	-	-	45,000	49,983			45,000	49,983
E.I. du Pont de Nemours & Co.	4.90%	1/15/2041	-	-	18,000	19,935			18,000	19,935
E.I. du Pont de Nemours & Co.	6.00%	7/15/2018	-	-	150,000	164,333			150,000	164,333
Ecolab, Inc.	1.45%	12/8/2017	-	-	56,000	56,098			56,000	56,098
Ecolab, Inc.	2.25%	1/12/2020	-	-	333,000	338,985			333,000	338,985
Monsanto Co.	1.15%	6/30/2017	344,000	343,735	-	-			344,000	343,735
Monsanto Co.	4.70%	7/15/2064	-	-	27,000	24,594			27,000	24,594
Mosaic Co.	3.75%	11/15/2021	-	-	31,000	32,923			31,000	32,923
Mosaic Co.(6)	4.25%	11/15/2023	-	-	242,000	260,648			242,000	260,648
Mosaic Co.	4.88%	11/15/2041	-	-	8,000	8,071			8,000	8,071
Mosaic Co.	5.45%	11/15/2033	-	-	91,000	100,640			91,000	100,640
Mosaic Co.	5.63%	11/15/2043	-	-	222,000	246,225			222,000	246,225
Potash Corp. of Saskatchewan, Inc.(6)	3.00%	4/1/2025	-	-	220,000	222,932			220,000	222,932
PPG Industries, Inc.	2.30%	11/15/2019	171,000	172,427	-	-			171,000	172,427
PPG Industries, Inc.	6.65%	3/15/2018	-	-	21,000	22,722			21,000	22,722
Praxair, Inc.	2.65%	2/5/2025	-	-	59,000	61,087			59,000	61,087
Union Carbide Corp.	7.50%	6/1/2025	-	-	175,000	219,127			175,000	219,127
Valspar Corp.	6.05%	5/1/2017	118,000	121,923	-	-			118,000	121,923

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Commercial Services & Supplies
ERAC USA Finance LLC(1)	4.50%		8/16/2021	$-	$-	$36,000	$39,871			$36,000	$39,871
ERAC USA Finance LLC(1)	5.25%		10/1/2020	-	-	48,000	53,883			48,000	53,883
ERAC USA Finance LLC(1)	5.63%		3/15/2042	-	-	59,000	71,534			59,000	71,534
ERAC USA Finance LLC(1)	6.70%		6/1/2034	-	-	152,000	201,385			152,000	201,385
MUFG Americas Holdings Corp.	2.25%		2/10/2020	-	-	65,000	65,469			65,000	65,469
Republic Services, Inc.	2.90%		7/1/2026	-	-	49,000	49,694			49,000	49,694
Republic Services, Inc.	3.55%		6/1/2022	-	-	54,000	58,314			54,000	58,314
Tyco International Finance SA	5.13%		9/14/2045	-	-	46,000	52,744			46,000	52,744
Waste Management, Inc.	2.40%		5/15/2023	-	-	80,000	81,154			80,000	81,154
Waste Management, Inc.	2.60%		9/1/2016	144,000	144,328	-	-			144,000	144,328
Waste Management, Inc.	3.13%		3/1/2025	-	-	77,000	80,511			77,000	80,511
Waste Management, Inc.	3.90%		3/1/2035	-	-	28,000	29,341			28,000	29,341
Communications Equipment
Cisco Systems, Inc.	1.65%		6/15/2018	200,000	202,600	-	-			200,000	202,600
Cisco Systems, Inc.	2.90%		3/4/2021	-	-	110,000	116,827			110,000	116,827
Cisco Systems, Inc.	3.00%		6/15/2022	-	-	111,000	119,307			111,000	119,307
Cisco Systems, Inc.	3.63%		3/4/2024	-	-	450,000	504,412			450,000	504,412
Cisco Systems, Inc.	5.90%		2/15/2039	-	-	70,000	95,022			70,000	95,022
Construction & Engineering
ABB Finance USA, Inc.	1.63%		5/8/2017	-	-	28,000	28,119			28,000	28,119
ABB Finance USA, Inc.(6)	2.88%		5/8/2022	-	-	29,000	30,213			29,000	30,213
ABB Finance USA, Inc.	4.38%		5/8/2042	-	-	17,000	19,337			17,000	19,337
Fluor Corp.	3.38%		9/15/2021	-	-	190,000	202,041			190,000	202,041
Consumer Finance
American Express Co.	3.63%		12/5/2024	-	-	104,000	106,664			104,000	106,664
American Express Co.	7.00%		3/19/2018	-	-	50,000	54,617			50,000	54,617
American Express Credit Corp.	1.55%		9/22/2017	97,000	97,430	-	-			97,000	97,430
American Express Credit Corp.	1.80%		7/31/2018	230,000	232,039	130,000	131,152			360,000	363,191
American Express Credit Corp.	1.88%		11/5/2018	-	-	111,000	112,181			111,000	112,181
American Express Credit Corp.	2.25%		5/5/2021	-	-	247,000	251,382			247,000	251,382
American Express Credit Corp.	2.38%		5/26/2020	-	-	290,000	296,711			290,000	296,711
Capital One Bank USA NA	3.38%		2/15/2023	-	-	300,000	306,420			300,000	306,420
Capital One Financial Corp.	3.50%		6/15/2023	-	-	121,000	124,857			121,000	124,857
Capital One Financial Corp.	3.75%		4/24/2024	-	-	100,000	104,329			100,000	104,329
Capital One Financial Corp.	4.20%		10/29/2025	-	-	315,000	323,833			315,000	323,833
Capital One NA	2.35%		8/17/2018	250,000	253,493	-	-			250,000	253,493
Ford Motor Credit Co. LLC	1.68%		9/8/2017	219,000	219,482	236,000	236,520			455,000	456,002
Ford Motor Credit Co. LLC	2.24%		6/15/2018	-	-	200,000	202,016			200,000	202,016
Ford Motor Credit Co. LLC	2.38%		3/12/2019	-	-	400,000	405,610			400,000	405,610
Ford Motor Credit Co. LLC	2.60%		11/4/2019	-	-	250,000	255,770			250,000	255,770
Ford Motor Credit Co. LLC	3.00%		6/12/2017	-	-	400,000	406,093			400,000	406,093
Ford Motor Credit Co. LLC	3.16%		8/4/2020	350,000	362,885	-	-			350,000	362,885
Ford Motor Credit Co. LLC	3.34%		3/18/2021	-	-	200,000	207,425			200,000	207,425
Ford Motor Credit Co. LLC	4.13%		8/4/2025	-	-	200,000	214,430			200,000	214,430
John Deere Capital Corp.	1.20%		10/10/2017	-	-	98,000	98,382			98,000	98,382
John Deere Capital Corp.	1.60%		7/13/2018	-	-	43,000	43,433			43,000	43,433
John Deere Capital Corp.(6)	2.45%		9/11/2020	-	-	40,000	41,313			40,000	41,313
John Deere Capital Corp.	2.80%		1/27/2023	-	-	73,000	76,292			73,000	76,292
John Deere Capital Corp.	3.15%		10/15/2021	-	-	33,000	35,379			33,000	35,379
John Deere Capital Corp.	5.75%		9/10/2018	-	-	200,000	220,440			200,000	220,440
PACCAR Financial Corp.	1.30%		5/10/2019	-	-	93,000	93,371			93,000	93,371
PACCAR Financial Corp.	1.45%		3/9/2018	130,000	130,991	-	-			130,000	130,991
PACCAR Financial Corp.	1.60%		3/15/2017	-	-	53,000	53,322			53,000	53,322
PACCAR Financial Corp.	1.75%		8/14/2018	150,000	152,299	-	-			150,000	152,299
Toyota Motor Credit Corp.(6)	1.38%		1/10/2018	-	-	100,000	100,701			100,000	100,701
Toyota Motor Credit Corp.	1.45%		1/12/2018	154,000	155,123	103,000	103,751			257,000	258,874
Toyota Motor Credit Corp.	2.10%		1/17/2019	-	-	105,000	107,423			105,000	107,423
Toyota Motor Credit Corp.	2.13%		7/18/2019	-	-	225,000	231,017			225,000	231,017
Visa, Inc.	1.20%		12/14/2017	390,000	392,422	-	-			390,000	392,422
Diversified Financial Services
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust(6)	3.95%		2/1/2022	-	-	150,000	150,000			150,000	150,000
AIG Global Funding(1)	1.65%		12/15/2017	-	-	97,000	97,423			97,000	97,423
American Honda Finance Corp.	1.20%		7/14/2017	111,000	111,160	-	-			111,000	111,160
American Honda Finance Corp.	1.55%		12/11/2017	-	-	144,000	145,193			144,000	145,193
American Honda Finance Corp.(1)	1.60%		2/16/2018	-	-	213,000	215,042			213,000	215,042
American Honda Finance Corp.	2.25%		8/15/2019	250,000	258,137	67,000	69,181			317,000	327,318
American Honda Finance Corp.(1)	2.60%		9/20/2016	-	-	205,000	205,791			205,000	205,791
Berkshire Hathaway, Inc.	2.75%		3/15/2023	-	-	146,000	150,852			146,000	150,852
Berkshire Hathaway, Inc.	3.40%		1/31/2022	-	-	397,000	428,485			397,000	428,485
Berkshire Hathaway, Inc.(6)	3.75%		8/15/2021	-	-	134,000	147,856			134,000	147,856
Blackstone Holdings Finance Co. LLC(1)	4.45%		7/15/2045	-	-	44,000	44,406			44,000	44,406
Blackstone Holdings Finance Co. LLC(1)	5.88%		3/15/2021	-	-	170,000	199,199			170,000	199,199
CDP Financial, Inc.(1)	4.40%		11/25/2019	-	-	250,000	275,129			250,000	275,129
CME Group, Inc.	3.00%		9/15/2022	-	-	125,000	132,689			125,000	132,689
CME Group, Inc.(6)	3.00%		3/15/2025	-	-	180,000	188,027			180,000	188,027
CME Group, Inc.	5.30%		9/15/2043	-	-	32,000	40,884			32,000	40,884
Conoco Funding Co.	7.25%		10/15/2031	-	-	25,000	31,841			25,000	31,841
GE Capital International Funding Co. Unlimited Co.(1)	2.34%		11/15/2020	-	-	299,000	308,018			299,000	308,018
GE Capital International Funding Co. Unlimited Co.(1)	3.37%		11/15/2025	-	-	819,000	888,803			819,000	888,803
GE Capital International Funding Co. Unlimited Co.(1)	4.42%		11/15/2035	-	-	206,000	231,047			206,000	231,047
Intercontinental Exchange, Inc.	2.50%		10/15/2018	-	-	38,000	39,064			38,000	39,064
Intercontinental Exchange, Inc.	4.00%		10/15/2023	-	-	88,000	95,507			88,000	95,507
Jefferies Group LLC	6.45%		6/8/2027	-	-	75,000	83,313			75,000	83,313
Jefferies Group LLC	6.88%		4/15/2021	-	-	180,000	204,424			180,000	204,424
Murray Street Investment Trust I	4.65	%(7)	3/9/2017	204,000	208,582	100,000	102,246			304,000	310,828
National Rural Utilities Cooperative Finance Corp.	1.65%		2/8/2019	130,000	131,538	-	-			130,000	131,538
Private Export Funding Corp.	3.55%		1/15/2024	-	-	150,000	167,505			150,000	167,505
Protective Life Global Funding(1)	2.70%		11/25/2020	-	-	250,000	258,483			250,000	258,483
Voya Financial, Inc.	3.65%		6/15/2026	-	-	95,000	95,448			95,000	95,448

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Diversified Telecommunication Services
AT&T, Inc.	2.30%	3/11/2019	$330,000	$337,023	$-	$-			$330,000	$337,023
AT&T, Inc.	3.00%	2/15/2022	-	-	320,000	326,340			320,000	326,340
AT&T, Inc.	3.00%	6/30/2022	-	-	344,000	352,281			344,000	352,281
AT&T, Inc.	3.40%	5/15/2025	-	-	56,000	57,283			56,000	57,283
AT&T, Inc.	3.60%	2/17/2023	-	-	270,000	281,658			270,000	281,658
AT&T, Inc.	3.80%	3/15/2022	-	-	333,000	353,754			333,000	353,754
AT&T, Inc.	3.88%	8/15/2021	-	-	100,000	107,733			100,000	107,733
AT&T, Inc.	3.95%	1/15/2025	-	-	85,000	90,350			85,000	90,350
AT&T, Inc.	4.30%	12/15/2042	-	-	373,000	361,144			373,000	361,144
AT&T, Inc.	4.35%	6/15/2045	-	-	49,000	47,479			49,000	47,479
AT&T, Inc.	4.60%	2/15/2021	-	-	125,000	136,786			125,000	136,786
AT&T, Inc.	4.75%	5/15/2046	-	-	67,000	68,666			67,000	68,666
AT&T, Inc.	5.35%	9/1/2040	-	-	203,000	222,060			203,000	222,060
AT&T, Inc.	5.50%	2/1/2018	-	-	105,000	111,758			105,000	111,758
AT&T, Inc.	6.30%	1/15/2038	-	-	50,000	60,121			50,000	60,121
AT&T, Inc.	6.38%	3/1/2041	-	-	100,000	121,696			100,000	121,696
BellSouth Capital Funding Corp.	7.88%	2/15/2030	-	-	100,000	128,807			100,000	128,807
BellSouth LLC	6.55%	6/15/2034	-	-	350,000	410,236			350,000	410,236
BellSouth LLC	6.88%	10/15/2031	-	-	150,000	179,042			150,000	179,042
British Telecommunications PLC	5.95%	1/15/2018	151,000	161,612	-	-			151,000	161,612
British Telecommunications PLC	9.38%	12/15/2030	-	-	150,000	231,102			150,000	231,102
Centel Capital Corp.	9.00%	10/15/2019	-	-	40,000	46,302			40,000	46,302
Deutsche Telekom International Finance BV(1)	2.25%	3/6/2017	-	-	150,000	150,995			150,000	150,995
Deutsche Telekom International Finance BV	8.75%	6/15/2030	-	-	75,000	112,942			75,000	112,942
GTP Acquisition Partners I LLC(1)	2.35%	6/15/2045	-	-	39,000	38,917			39,000	38,917
GTP Acquisition Partners I LLC(1)	3.48%	6/15/2050	-	-	41,000	41,426			41,000	41,426
Nippon Telegraph & Telephone Corp.	1.40%	7/18/2017	-	-	27,000	27,064			27,000	27,064
Orange SA	2.75%	9/14/2016	-	-	70,000	70,261			70,000	70,261
Orange SA	9.00%	3/1/2031	-	-	263,000	407,314			263,000	407,314
Qwest Corp.	6.75%	12/1/2021	-	-	148,000	160,121			148,000	160,121
Telefonica Emisiones SAU	3.19%	4/27/2018	-	-	150,000	154,017			150,000	154,017
Telefonica Emisiones SAU	5.13%	4/27/2020	-	-	41,000	45,257			41,000	45,257
Verizon Communications, Inc.	2.63%	2/21/2020	240,000	248,368	221,000	228,705			461,000	477,073
Verizon Communications, Inc.	4.15%	3/15/2024	-	-	261,000	287,926			261,000	287,926
Verizon Communications, Inc.	4.27%	1/15/2036	-	-	30,000	30,702			30,000	30,702
Verizon Communications, Inc.	4.40%	11/1/2034	-	-	241,000	248,506			241,000	248,506
Verizon Communications, Inc.	4.50%	9/15/2020	-	-	229,000	254,180			229,000	254,180
Verizon Communications, Inc.	4.52%	9/15/2048	-	-	153,000	159,319			153,000	159,319
Verizon Communications, Inc.	4.67%	3/15/2055	-	-	494,000	499,651			494,000	499,651
Verizon Communications, Inc.	4.86%	8/21/2046	-	-	248,000	271,086			248,000	271,086
Verizon Communications, Inc.	5.01%	8/21/2054	-	-	33,000	34,899			33,000	34,899
Verizon Communications, Inc.	5.15%	9/15/2023	-	-	729,000	849,012			729,000	849,012
Verizon Communications, Inc.	5.85%	9/15/2035	-	-	75,000	91,038			75,000	91,038
Electric Utilities
Alabama Power Co.	3.75%	3/1/2045	-	-	118,000	122,710			118,000	122,710
Alabama Power Co.	5.60%	3/15/2033	-	-	100,000	122,023			100,000	122,023
Alabama Power Co.	6.13%	5/15/2038	-	-	11,000	14,584			11,000	14,584
American Electric Power Co., Inc.	1.65%	12/15/2017	-	-	32,000	32,092			32,000	32,092
Appalachian Power Co.	6.70%	8/15/2037	-	-	50,000	64,670			50,000	64,670
Arizona Public Service Co.	2.20%	1/15/2020	-	-	100,000	102,432			100,000	102,432
Arizona Public Service Co.	4.50%	4/1/2042	-	-	28,000	32,481			28,000	32,481
Baltimore Gas & Electric Co.	2.80%	8/15/2022	-	-	95,000	98,418			95,000	98,418
Cleveland Electric Illuminating Co.	7.88%	11/1/2017	-	-	50,000	53,987			50,000	53,987
Commonwealth Edison Co.	3.65%	6/15/2046	-	-	81,000	82,757			81,000	82,757
Duke Energy Carolinas LLC	4.25%	12/15/2041	-	-	21,000	23,531			21,000	23,531
Duke Energy Carolinas LLC	6.00%	12/1/2028	-	-	100,000	129,706			100,000	129,706
Duke Energy Carolinas LLC	6.00%	1/15/2038	-	-	48,000	64,301			48,000	64,301
Duke Energy Indiana LLC	3.75%	7/15/2020	-	-	100,000	108,669			100,000	108,669
Duke Energy Indiana LLC	3.75%	5/15/2046	-	-	100,000	103,813			100,000	103,813
Duke Energy Indiana LLC	6.35%	8/15/2038	-	-	80,000	112,607			80,000	112,607
Duke Energy Progress LLC	2.80%	5/15/2022	-	-	48,000	50,277			48,000	50,277
Duke Energy Progress LLC	3.00%	9/15/2021	-	-	55,000	58,707			55,000	58,707
Duke Energy Progress LLC	3.25%	8/15/2025	-	-	111,000	120,000			111,000	120,000
Duke Energy Progress LLC	4.10%	5/15/2042	-	-	32,000	35,021			32,000	35,021
Duke Energy Progress LLC	4.10%	3/15/2043	-	-	75,000	81,966			75,000	81,966
Duke Energy Progress LLC	4.15%	12/1/2044	-	-	65,000	71,578			65,000	71,578
Duke Energy Progress LLC	5.30%	1/15/2019	-	-	70,000	77,072			70,000	77,072
Edison International	2.95%	3/15/2023	-	-	100,000	102,529			100,000	102,529
Electricite de France SA(1)(6)	2.15%	1/22/2019	-	-	80,000	81,643			80,000	81,643
Electricite de France SA(1)	2.35%	10/13/2020	160,000	163,500	-	-			160,000	163,500
Electricite de France SA(1)	6.00%	1/22/2114	-	-	150,000	160,480			150,000	160,480
Entergy Arkansas, Inc.	3.50%	4/1/2026	-	-	57,000	62,471			57,000	62,471
Entergy Corp.	4.70%	1/15/2017	329,000	333,633	-	-			329,000	333,633
Entergy Louisiana LLC	3.05%	6/1/2031	-	-	94,000	96,289			94,000	96,289
Entergy Mississippi, Inc.	2.85%	6/1/2028	-	-	83,000	84,314			83,000	84,314
Exelon Corp.	3.40%	4/15/2026	-	-	63,000	65,843			63,000	65,843
Florida Power & Light Co.	3.13%	12/1/2025	-	-	150,000	160,923			150,000	160,923
Florida Power & Light Co.	5.95%	2/1/2038	-	-	50,000	68,602			50,000	68,602
Georgia Power Co.	3.25%	4/1/2026	-	-	65,000	69,060			65,000	69,060
Hydro-Quebec	9.40%	2/1/2021	-	-	250,000	329,910			250,000	329,910
Indiana Michigan Power Co.	3.20%	3/15/2023	-	-	125,000	130,367			125,000	130,367
Indiana Michigan Power Co.	7.00%	3/15/2019	-	-	30,000	34,085			30,000	34,085
Jersey Central Power & Light Co.	7.35%	2/1/2019	-	-	15,000	16,917			15,000	16,917
John Sevier Combined Cycle Generation LLC	4.63%	1/15/2042	-	-	65,235	76,388			65,235	76,388
Kansas City Power & Light Co.	3.15%	3/15/2023	-	-	71,000	72,914			71,000	72,914
Kansas City Power & Light Co.	5.30%	10/1/2041	-	-	100,000	118,767			100,000	118,767
Nevada Power Co.	5.38%	9/15/2040	-	-	12,000	14,809			12,000	14,809
Nevada Power Co.	5.45%	5/15/2041	-	-	50,000	63,433			50,000	63,433
Nevada Power Co.	6.50%	8/1/2018	-	-	50,000	55,405			50,000	55,405
Nevada Power Co.	7.13%	3/15/2019	-	-	140,000	161,685			140,000	161,685
NextEra Energy Capital Holdings, Inc.	1.59%	6/1/2017	130,000	130,313	-	-			130,000	130,313
NextEra Energy Capital Holdings, Inc.	2.30%	4/1/2019	130,000	132,520	-	-			130,000	132,520
NextEra Energy Capital Holdings, Inc.	2.40%	9/15/2019	-	-	53,000	54,110			53,000	54,110
NextEra Energy Capital Holdings, Inc.	6.00%	3/1/2019	-	-	25,000	27,718			25,000	27,718
Niagara Mohawk Power Corp.(1)	3.51%	10/1/2024	-	-	141,000	151,784			141,000	151,784
Niagara Mohawk Power Corp.(1)	4.88%	8/15/2019	-	-	40,000	43,792			40,000	43,792
NiSource Finance Corp.	5.80%	2/1/2042	-	-	118,000	150,999			118,000	150,999
Ohio Power Co.	5.38%	10/1/2021	-	-	50,000	58,052			50,000	58,052
Ohio Power Co.	6.05%	5/1/2018	-	-	30,000	32,352			30,000	32,352
Oncor Electric Delivery Co. LLC	6.80%	9/1/2018	-	-	65,000	72,236			65,000	72,236
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	-	-	50,000	63,672			50,000	63,672
Pacific Gas & Electric Co.	2.45%	8/15/2022	-	-	68,000	69,456			68,000	69,456

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Pacific Gas & Electric Co.	3.25%	6/15/2023	$-	$-	$50,000	$53,321			$50,000	$53,321
Pacific Gas & Electric Co.	3.50%	6/15/2025	-	-	94,000	102,468			94,000	102,468
Pacific Gas & Electric Co.	4.45%	4/15/2042	-	-	17,000	19,111			17,000	19,111
Pacific Gas & Electric Co.	4.50%	12/15/2041	-	-	96,000	108,699			96,000	108,699
Pacific Gas & Electric Co.	6.05%	3/1/2034	-	-	250,000	333,089			250,000	333,089
PacifiCorp	2.95%	6/1/2023	-	-	200,000	210,729			200,000	210,729
PacifiCorp	3.60%	4/1/2024	-	-	105,000	115,332			105,000	115,332
PacifiCorp	3.85%	6/15/2021	-	-	100,000	109,905			100,000	109,905
PacifiCorp	5.65%	7/15/2018	-	-	25,000	27,342			25,000	27,342
PECO Energy Co.	2.38%	9/15/2022	-	-	100,000	102,918			100,000	102,918
PECO Energy Co.	5.35%	3/1/2018	-	-	50,000	53,440			50,000	53,440
PPL Capital Funding, Inc.	3.40%	6/1/2023	-	-	70,000	73,045			70,000	73,045
Progress Energy, Inc.	3.15%	4/1/2022	-	-	54,000	56,194			54,000	56,194
Public Service Co. of Colorado(6)	2.25%	9/15/2022	-	-	63,000	64,603			63,000	64,603
Public Service Co. of Colorado	3.55%	6/15/2046	-	-	53,000	54,603			53,000	54,603
Public Service Co. of Colorado	5.80%	8/1/2018	-	-	20,000	21,867			20,000	21,867
Public Service Co. of Colorado	6.50%	8/1/2038	-	-	45,000	65,138			45,000	65,138
Public Service Co. of Oklahoma	4.40%	2/1/2021	-	-	30,000	32,846			30,000	32,846
Public Service Co. of Oklahoma	6.63%	11/15/2037	-	-	150,000	192,074			150,000	192,074
Public Service Electric & Gas Co.	1.80%	6/1/2019	-	-	30,000	30,494			30,000	30,494
Public Service Electric & Gas Co.	3.00%	5/15/2025	-	-	167,000	178,440			167,000	178,440
Public Service Electric & Gas Co.	5.38%	11/1/2039	-	-	14,000	18,090			14,000	18,090
South Carolina Electric & Gas Co.	4.50%	6/1/2064	-	-	26,000	26,886			26,000	26,886
Southern California Edison Co.	1.13%	5/1/2017	172,000	172,375	-	-			172,000	172,375
Southern California Edison Co.	1.85%	2/1/2022	-	-	60,000	59,614			60,000	59,614
Southern California Edison Co.	3.50%	10/1/2023	-	-	106,000	116,038			106,000	116,038
Southern California Edison Co.	3.90%	12/1/2041	-	-	30,000	32,169			30,000	32,169
Southern California Edison Co.	5.50%	8/15/2018	-	-	65,000	70,944			65,000	70,944
Southern California Edison Co.	6.05%	3/15/2039	-	-	60,000	82,026			60,000	82,026
Southern Co.	1.30%	8/15/2017	239,000	238,913	-	-			239,000	238,913
Southern Co.	1.95%	9/1/2016	-	-	13,000	13,020			13,000	13,020
Southern Power Co.	1.50%	6/1/2018	160,000	160,800	-	-			160,000	160,800
Southern Power Co.	4.15%	12/1/2025	-	-	91,000	98,403			91,000	98,403
Southwestern Electric Power Co.	6.45%	1/15/2019	-	-	150,000	167,334			150,000	167,334
State Grid Overseas Investment, Ltd.(1)	1.75%	5/22/2018	-	-	200,000	200,747			200,000	200,747
Tri-State Generation & Transmission Association, Inc.(1)	4.25%	6/1/2046	-	-	62,000	64,043			62,000	64,043
Virginia Electric & Power Co.	2.95%	1/15/2022	-	-	27,000	28,444			27,000	28,444
Virginia Electric & Power Co.	3.45%	2/15/2024	-	-	21,000	22,744			21,000	22,744
Virginia Electric & Power Co.	4.45%	2/15/2044	-	-	28,000	32,183			28,000	32,183
Virginia Electric & Power Co.	5.40%	4/30/2018	-	-	100,000	107,383			100,000	107,383
Virginia Electric & Power Co.	8.88%	11/15/2038	-	-	90,000	150,788			90,000	150,788
Wisconsin Electric Power Co.	2.95%	9/15/2021	-	-	2,000	2,116			2,000	2,116
Wisconsin Electric Power Co.	3.10%	6/1/2025	-	-	82,000	87,273			82,000	87,273
Xcel Energy, Inc.(6)	2.40%	3/15/2021	-	-	100,000	102,805			100,000	102,805
Xcel Energy, Inc.	4.80%	9/15/2041	-	-	9,000	10,344			9,000	10,344
Xcel Energy, Inc.	6.50%	7/1/2036	-	-	80,000	106,589			80,000	106,589
Electrical Equipment
Eaton Corp.	1.50%	11/2/2017	-	-	22,000	22,107			22,000	22,107
Eaton Corp.	4.00%	11/2/2032	-	-	21,000	22,410			21,000	22,410
Eaton Corp.	5.80%	3/15/2037	-	-	100,000	121,347			100,000	121,347
Eaton Corp.	7.63%	4/1/2024	-	-	75,000	95,542			75,000	95,542
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.(6)	3.00%	3/1/2018	-	-	39,000	39,400			39,000	39,400
Arrow Electronics, Inc.	4.50%	3/1/2023	-	-	30,000	31,762			30,000	31,762
Arrow Electronics, Inc.	6.88%	6/1/2018	-	-	40,000	43,146			40,000	43,146
Arrow Electronics, Inc.	7.50%	1/15/2027	-	-	426,000	517,747			426,000	517,747
Corning, Inc.	1.50%	5/8/2018	160,000	159,976	-	-			160,000	159,976
Energy Equipment & Services
Boardwalk Pipelines, LP	4.95%	12/15/2024	-	-	70,000	68,850			70,000	68,850
Boardwalk Pipelines, LP	5.95%	6/1/2026	-	-	42,000	44,117			42,000	44,117
Diamond Offshore Drilling, Inc.	4.88%	11/1/2043	-	-	186,000	132,523			186,000	132,523
Diamond Offshore Drilling, Inc.	5.70%	10/15/2039	-	-	100,000	75,762			100,000	75,762
Ensco PLC	5.20%	3/15/2025	-	-	70,000	48,650			70,000	48,650
Ensco PLC	5.75%	10/1/2044	-	-	50,000	30,000			50,000	30,000
Gulf South Pipeline Co., LP	4.00%	6/15/2022	-	-	350,000	335,297			350,000	335,297
Gulf South Pipeline Co., LP(1)	6.30%	8/15/2017	-	-	150,000	151,877			150,000	151,877
Halliburton Co.	3.50%	8/1/2023	-	-	157,000	162,850			157,000	162,850
Halliburton Co.	7.45%	9/15/2039	-	-	100,000	138,458			100,000	138,458
Halliburton Co.(1)	7.60%	8/15/2096	-	-	50,000	65,507			50,000	65,507
National Oilwell Varco, Inc.	1.35%	12/1/2017	-	-	26,000	25,812			26,000	25,812
Noble Holding International, Ltd.	3.95%	3/15/2022	-	-	11,000	7,659			11,000	7,659
Noble Holding International, Ltd.	5.00%	3/16/2018	-	-	42,000	41,370			42,000	41,370
Noble Holding International, Ltd.	5.25%	3/15/2042	-	-	9,000	5,130			9,000	5,130
Noble Holding International, Ltd.	6.05%	3/1/2041	-	-	120,000	72,000			120,000	72,000
Noble Holding International, Ltd.	7.95%	4/1/2045	-	-	40,000	28,100			40,000	28,100
Schlumberger Holdings Corp.(1)	3.63%	12/21/2022	-	-	220,000	232,726			220,000	232,726
Schlumberger Investment SA(1)	3.30%	9/14/2021	-	-	41,000	43,448			41,000	43,448
Texas Eastern Transmission, LP(1)	2.80%	10/15/2022	-	-	81,000	79,391			81,000	79,391
Transocean, Inc.	5.05%	10/15/2022	-	-	49,000	34,668			49,000	34,668
Transocean, Inc.	6.50%	11/15/2020	-	-	50,000	44,435			50,000	44,435
Transocean, Inc.(6)	7.50%	4/15/2031	-	-	25,000	16,375			25,000	16,375
Transocean, Inc.(6)	8.13%	12/15/2021	-	-	102,000	86,190			102,000	86,190
Transocean, Inc.	9.10%	12/15/2041	-	-	20,000	13,600			20,000	13,600

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Food & Staples Retailing
Costco Wholesale Corp.	2.25%	2/15/2022	$-	$-	$129,000	$133,099			$129,000	$133,099
CVS Health Corp.	2.13%	6/1/2021	-	-	331,000	335,070			331,000	335,070
CVS Health Corp.	2.75%	12/1/2022	-	-	100,000	103,172			100,000	103,172
CVS Health Corp.	2.88%	6/1/2026	-	-	160,000	163,508			160,000	163,508
CVS Health Corp.	3.50%	7/20/2022	-	-	134,000	144,276			134,000	144,276
CVS Health Corp.	4.00%	12/5/2023	-	-	89,000	98,421			89,000	98,421
CVS Health Corp.	5.30%	12/5/2043	-	-	58,000	72,403			58,000	72,403
CVS Pass-Through Trust(1)	5.93%	1/10/2034	-	-	61,287	71,053			61,287	71,053
Kroger Co.	2.00%	1/15/2019	160,000	162,604	-	-			160,000	162,604
Kroger Co.	2.20%	1/15/2017	-	-	33,000	33,204			33,000	33,204
Kroger Co.	4.00%	2/1/2024	-	-	135,000	149,708			135,000	149,708
Kroger Co.	5.00%	4/15/2042	-	-	130,000	149,968			130,000	149,968
Kroger Co.	5.40%	7/15/2040	-	-	12,000	14,441			12,000	14,441
Kroger Co.	6.15%	1/15/2020	-	-	50,000	57,557			50,000	57,557
Kroger Co.	6.40%	8/15/2017	-	-	55,000	58,192			55,000	58,192
Kroger Co.	7.50%	4/1/2031	-	-	220,000	307,718			220,000	307,718
Sysco Corp.	3.75%	10/1/2025	-	-	75,000	80,247			75,000	80,247
Walgreen Co.	3.10%	9/15/2022	-	-	490,000	504,748			490,000	504,748
Walgreen Co.	4.40%	9/15/2042	-	-	70,000	70,795			70,000	70,795
Walgreens Boots Alliance, Inc.	3.10%	6/1/2023	-	-	89,000	90,648			89,000	90,648
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	-	-	100,000	105,948			100,000	105,948
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	-	-	185,000	194,166			185,000	194,166
Food Products
Bunge NA Finance, LP	5.90%	4/1/2017	-	-	16,000	16,513			16,000	16,513
Bunge, Ltd. Finance Corp.	3.50%	11/24/2020	-	-	61,000	63,941			61,000	63,941
Bunge, Ltd. Finance Corp.	8.50%	6/15/2019	-	-	55,000	64,310			55,000	64,310
Cargill, Inc.(1)	3.30%	3/1/2022	-	-	70,000	74,011			70,000	74,011
Cargill, Inc.(1)	6.00%	11/27/2017	-	-	100,000	106,672			100,000	106,672
ConAgra Foods, Inc.	2.10%	3/15/2018	-	-	23,000	23,215			23,000	23,215
JM Smucker Co.	1.75%	3/15/2018	280,000	282,206	-	-			280,000	282,206
Kellogg Co.	1.75%	5/17/2017	-	-	38,000	38,238			38,000	38,238
Kraft Heinz Foods Co.(1)	2.00%	7/2/2018	300,000	303,770	-	-			300,000	303,770
Kraft Heinz Foods Co.(1)	2.80%	7/2/2020	-	-	330,000	342,686			330,000	342,686
Kraft Heinz Foods Co.	3.50%	6/6/2022	-	-	64,000	68,065			64,000	68,065
Kraft Heinz Foods Co.(1)	3.95%	7/15/2025	-	-	215,000	233,765			215,000	233,765
Kraft Heinz Foods Co.	5.00%	6/4/2042	-	-	59,000	67,833			59,000	67,833
Kraft Heinz Foods Co.	6.13%	8/23/2018	-	-	73,000	80,057			73,000	80,057
Kraft Heinz Foods Co.	6.50%	2/9/2040	-	-	75,000	99,165			75,000	99,165
Kraft Heinz Foods Co.	6.88%	1/26/2039	-	-	356,000	486,116			356,000	486,116
Mead Johnson Nutrition Co.	4.13%	11/15/2025	-	-	184,000	200,699			184,000	200,699
Mondelez International, Inc.	4.00%	2/1/2024	-	-	150,000	164,050			150,000	164,050
Tyson Foods, Inc.	3.95%	8/15/2024	-	-	146,000	157,599			146,000	157,599
Tyson Foods, Inc.	4.88%	8/15/2034	-	-	170,000	189,655			170,000	189,655
WM Wrigley Jr. Co.(1)	1.40%	10/21/2016	205,000	205,312	-	-			205,000	205,312
Gas Utilities
AGL Capital Corp.	3.25%	6/15/2026	-	-	39,000	39,861			39,000	39,861
AGL Capital Corp.	3.50%	9/15/2021	-	-	75,000	79,609			75,000	79,609
AGL Capital Corp.	4.40%	6/1/2043	-	-	63,000	64,438			63,000	64,438
AGL Capital Corp.	5.88%	3/15/2041	-	-	146,000	178,147			146,000	178,147
AGL Capital Corp.	6.38%	7/15/2016	-	-	100,000	100,115			100,000	100,115
Atmos Energy Corp.	4.13%	10/15/2044	-	-	75,000	81,758			75,000	81,758
Atmos Energy Corp.	4.15%	1/15/2043	-	-	138,000	146,732			138,000	146,732
Atmos Energy Corp.	8.50%	3/15/2019	-	-	35,000	41,262			35,000	41,262
Boston Gas Co.(1)	4.49%	2/15/2042	-	-	26,000	28,234			26,000	28,234
CenterPoint Energy Resources Corp.	5.85%	1/15/2041	-	-	100,000	116,059			100,000	116,059
Dominion Gas Holdings LLC(6)	2.80%	11/15/2020	-	-	59,000	60,967			59,000	60,967
Health Care Equipment & Supplies
Abbott Laboratories	2.00%	3/15/2020	300,000	304,192	-	-			300,000	304,192
Becton Dickinson and Co.	1.45%	5/15/2017	148,000	148,385	-	-			148,000	148,385
Becton Dickinson and Co.	1.80%	12/15/2017	164,000	165,341	-	-			164,000	165,341
Becton Dickinson and Co.	2.68%	12/15/2019	-	-	33,000	33,941			33,000	33,941
Becton Dickinson and Co.	3.73%	12/15/2024	-	-	40,000	43,086			40,000	43,086
Medtronic, Inc.	2.50%	3/15/2020	131,000	135,862	-	-			131,000	135,862
Medtronic, Inc.	3.15%	3/15/2022	-	-	175,000	186,755			175,000	186,755
Medtronic, Inc.	4.38%	3/15/2035	-	-	205,000	231,884			205,000	231,884
St. Jude Medical, Inc.	2.00%	9/15/2018	110,000	111,257	-	-			110,000	111,257
St. Jude Medical, Inc.	2.80%	9/15/2020	130,000	134,015	-	-			130,000	134,015
Stryker Corp.	2.00%	3/8/2019	165,000	167,730	-	-			165,000	167,730
Stryker Corp.(6)	3.50%	3/15/2026	-	-	38,000	40,313			38,000	40,313
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	150,000	151,253	-	-			150,000	151,253

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Health Care Providers & Services
Aetna, Inc.	1.90%	6/7/2019	$222,000	$224,884	$-	$-			$222,000	$224,884
Aetna, Inc.	2.80%	6/15/2023	-	-	75,000	76,613			75,000	76,613
Aetna, Inc.	4.25%	6/15/2036	-	-	46,000	47,526			46,000	47,526
Aetna, Inc.	4.50%	5/15/2042	-	-	26,000	27,524			26,000	27,524
Aetna, Inc.	6.75%	12/15/2037	-	-	50,000	67,816			50,000	67,816
AmerisourceBergen Corp.	1.15%	5/15/2017	305,000	304,921	-	-			305,000	304,921
Anthem, Inc.	2.25%	8/15/2019	170,000	171,515	-	-			170,000	171,515
Anthem, Inc.	2.30%	7/15/2018	-	-	70,000	71,007			70,000	71,007
Anthem, Inc.	3.13%	5/15/2022	-	-	62,000	64,143			62,000	64,143
Anthem, Inc.	3.30%	1/15/2023	-	-	28,000	28,922			28,000	28,922
Anthem, Inc.	4.63%	5/15/2042	-	-	50,000	52,448			50,000	52,448
Anthem, Inc.	4.65%	1/15/2043	-	-	54,000	56,356			54,000	56,356
Anthem, Inc.	4.65%	8/15/2044	-	-	130,000	138,443			130,000	138,443
Cardinal Health, Inc.	1.95%	6/15/2018	110,000	111,275	-	-			110,000	111,275
Cardinal Health, Inc.(6)	3.75%	9/15/2025	-	-	75,000	81,595			75,000	81,595
Express Scripts Holding Co.	1.25%	6/2/2017	100,000	99,930	-	-			100,000	99,930
Express Scripts Holding Co.	3.00%	7/15/2023	-	-	76,000	76,085			76,000	76,085
Express Scripts Holding Co.	3.50%	6/15/2024	-	-	150,000	154,853			150,000	154,853
Express Scripts Holding Co.	4.50%	2/25/2026	-	-	85,000	93,385			85,000	93,385
Express Scripts Holding Co.	4.80%	7/15/2046	-	-	93,000	92,876			93,000	92,876
Laboratory Corp. of America Holdings	3.20%	2/1/2022	-	-	249,000	257,561			249,000	257,561
Quest Diagnostics, Inc.	3.45%	6/1/2026	-	-	39,000	40,344			39,000	40,344
Roche Holdings, Inc.(1)	3.35%	9/30/2024	-	-	300,000	325,468			300,000	325,468
Texas Health Resources	4.33%	11/15/2055	-	-	250,000	281,253			250,000	281,253
UnitedHealth Group, Inc.	1.40%	12/15/2017	179,000	179,962	-	-			179,000	179,962
UnitedHealth Group, Inc.	1.70%	2/15/2019	-	-	55,000	55,580			55,000	55,580
UnitedHealth Group, Inc.	1.90%	7/16/2018	100,000	101,724	-	-			100,000	101,724
UnitedHealth Group, Inc.	2.13%	3/15/2021	-	-	100,000	101,882			100,000	101,882
UnitedHealth Group, Inc.	2.75%	2/15/2023	-	-	23,000	23,642			23,000	23,642
UnitedHealth Group, Inc.	2.88%	3/15/2023	-	-	50,000	52,053			50,000	52,053
UnitedHealth Group, Inc.	3.10%	3/15/2026	-	-	100,000	104,266			100,000	104,266
UnitedHealth Group, Inc.	3.35%	7/15/2022	-	-	56,000	59,910			56,000	59,910
UnitedHealth Group, Inc.	3.38%	11/15/2021	-	-	94,000	101,454			94,000	101,454
UnitedHealth Group, Inc.	4.63%	7/15/2035	-	-	140,000	162,596			140,000	162,596
UnitedHealth Group, Inc.	6.63%	11/15/2037	-	-	80,000	113,091			80,000	113,091
Hotels, Restaurants & Leisure
McDonald’s Corp.	2.10%	12/7/2018	230,000	235,376	-	-			230,000	235,376
McDonald’s Corp.	4.70%	12/9/2035	-	-	105,000	118,445			105,000	118,445
McDonald’s Corp.	6.30%	10/15/2037	-	-	63,000	83,609			63,000	83,609
Starbucks Corp.	4.30%	6/15/2045	-	-	109,000	129,473			109,000	129,473
Household Durables
Newell Brands, Inc.	2.60%	3/29/2019	170,000	174,451	-	-			170,000	174,451
Whirlpool Corp.	1.65%	11/1/2017	162,000	163,010	-	-			162,000	163,010
Household Products
Kimberly-Clark Corp.	2.40%	3/1/2022	-	-	20,000	20,776			20,000	20,776
Kimberly-Clark Corp.	7.50%	11/1/2018	-	-	15,000	17,155			15,000	17,155
Procter & Gamble Co.	1.90%	11/1/2019	180,000	185,064	-	-			180,000	185,064

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Independent Power & Renewable Electricity Producers
Exelon Generation Co. LLC	2.95%		1/15/2020	$-	$-	$204,000	$209,847			$204,000	$209,847
Exelon Generation Co. LLC(6)	4.00%		10/1/2020	-	-	60,000	64,001			60,000	64,001
Exelon Generation Co. LLC(6)	4.25%		6/15/2022	-	-	80,000	85,325			80,000	85,325
PSEG Power LLC	4.15%		9/15/2021	-	-	125,000	133,445			125,000	133,445
PSEG Power LLC(6)	4.30%		11/15/2023	-	-	37,000	38,861			37,000	38,861
Industrial Conglomerates
Danaher Corp.	2.40%		9/15/2020	-	-	56,000	58,414			56,000	58,414
General Electric Co.	1.60%		11/20/2017	-	-	127,000	128,133			127,000	128,133
General Electric Co.	2.10%		12/11/2019	-	-	20,000	20,633			20,000	20,633
General Electric Co.	2.20%		1/9/2020	188,000	193,773	129,000	132,961			317,000	326,734
General Electric Co.	2.30%		4/27/2017	-	-	75,000	75,748			75,000	75,748
General Electric Co.	2.70%		10/9/2022	-	-	64,000	67,168			64,000	67,168
General Electric Co.	3.10%		1/9/2023	-	-	230,000	245,688			230,000	245,688
General Electric Co.	3.15%		9/7/2022	-	-	86,000	92,294			86,000	92,294
General Electric Co.	3.38%		3/11/2024	-	-	131,000	142,582			131,000	142,582
General Electric Co.	4.38%		9/16/2020	-	-	108,000	120,285			108,000	120,285
General Electric Co.	4.65%		10/17/2021	-	-	390,000	446,617			390,000	446,617
General Electric Co.	5.30%		2/11/2021	-	-	25,000	29,005			25,000	29,005
General Electric Co.	5.50%		1/8/2020	-	-	180,000	205,744			180,000	205,744
General Electric Co.	6.75%		3/15/2032	-	-	61,000	85,611			61,000	85,611
Koninklijke Philips NV	3.75%		3/15/2022	-	-	100,000	107,402			100,000	107,402
Koninklijke Philips NV	5.75%		3/11/2018	-	-	14,000	14,971			14,000	14,971
Koninklijke Philips NV	7.20%		6/1/2026	-	-	20,000	25,340			20,000	25,340
Siemens Financieringsmaatschappij NV(1)	1.45%		5/25/2018	240,000	241,845	-	-			240,000	241,845
Insurance
AIG SunAmerica Global Financing X(1)	6.90%		3/15/2032	-	-	200,000	260,231			200,000	260,231
Allstate Corp.	3.15%		6/15/2023	-	-	41,000	43,600			41,000	43,600
American International Group, Inc.	3.75%		7/10/2025	-	-	81,000	82,556			81,000	82,556
American International Group, Inc.	3.88%		1/15/2035	-	-	111,000	106,279			111,000	106,279
American International Group, Inc.	4.13%		2/15/2024	-	-	71,000	74,900			71,000	74,900
Aon Corp.	6.25%		9/30/2040	-	-	18,000	22,888			18,000	22,888
Aon PLC	3.50%		6/14/2024	-	-	100,000	102,923			100,000	102,923
Aon PLC	3.88%		12/15/2025	-	-	143,000	150,827			143,000	150,827
Berkshire Hathaway Finance Corp.	1.30%		5/15/2018	-	-	97,000	97,610			97,000	97,610
Berkshire Hathaway Finance Corp.	1.70%		3/15/2019	100,000	101,634	-	-			100,000	101,634
Berkshire Hathaway Finance Corp.	3.00%		5/15/2022	-	-	25,000	26,709			25,000	26,709
Berkshire Hathaway Finance Corp.	4.30%		5/15/2043	-	-	83,000	92,119			83,000	92,119
Berkshire Hathaway Finance Corp.	4.40%		5/15/2042	-	-	221,000	248,077			221,000	248,077
Berkshire Hathaway Finance Corp.(6)	5.40%		5/15/2018	-	-	50,000	54,078			50,000	54,078
Chubb INA Holdings, Inc.	2.88%		11/3/2022	-	-	73,000	76,361			73,000	76,361
Chubb INA Holdings, Inc.	3.15%		3/15/2025	-	-	231,000	241,199			231,000	241,199
Chubb INA Holdings, Inc.	3.35%		5/3/2026	-	-	50,000	53,295			50,000	53,295
CNA Financial Corp.	3.95%		5/15/2024	-	-	26,000	27,341			26,000	27,341
CNA Financial Corp.	4.50%		3/1/2026	-	-	19,000	20,224			19,000	20,224
Jackson National Life Global Funding(1)	3.05%		4/29/2026	-	-	95,000	96,274			95,000	96,274
Liberty Mutual Group, Inc.(1)	5.00%		6/1/2021	-	-	47,000	51,898			47,000	51,898
Liberty Mutual Group, Inc.(1)	6.50%		3/15/2035	-	-	130,000	159,495			130,000	159,495
Lincoln National Corp.	4.00%		9/1/2023	-	-	150,000	155,945			150,000	155,945
Lincoln National Corp.	4.20%		3/15/2022	-	-	162,000	173,756			162,000	173,756
Lincoln National Corp.	4.85%		6/24/2021	-	-	12,000	13,269			12,000	13,269
Marsh & McLennan Cos., Inc.	2.35%		3/6/2020	-	-	176,000	179,570			176,000	179,570
Marsh & McLennan Cos., Inc.	3.30%		3/14/2023	-	-	17,000	17,747			17,000	17,747
Marsh & McLennan Cos., Inc.	3.50%		3/10/2025	-	-	129,000	134,045			129,000	134,045
Massachusetts Mutual Life Insurance Co.(1)	5.38%		12/1/2041	-	-	26,000	30,190			26,000	30,190
Massachusetts Mutual Life Insurance Co.(1)	7.63%		11/15/2023	-	-	250,000	310,833			250,000	310,833
MassMutual Global Funding II(1)(6)	2.50%		10/17/2022	-	-	100,000	101,354			100,000	101,354
MetLife, Inc.	1.90%		12/15/2017	129,000	130,168	-	-			129,000	130,168
Metropolitan Life Global Funding I(1)(6)	1.50%		1/10/2018	-	-	214,000	215,234			214,000	215,234
Metropolitan Life Global Funding I(1)	2.30%		4/10/2019	-	-	150,000	153,500			150,000	153,500
Metropolitan Life Global Funding I(1)	3.00%		1/10/2023	-	-	150,000	153,783			150,000	153,783
Metropolitan Life Global Funding I(1)(6)	3.65%		6/14/2018	-	-	125,000	130,645			125,000	130,645
Metropolitan Life Global Funding I(1)	3.88%		4/11/2022	-	-	200,000	217,553			200,000	217,553
Nationwide Mutual Insurance Co.	9.38	%(2)	8/15/2039	-	-	195,000	296,467			195,000	296,467
New York Life Global Funding(1)	1.55%		11/2/2018	100,000	100,928	-	-			100,000	100,928
New York Life Global Funding(1)	2.15%		6/18/2019	-	-	293,000	300,143			293,000	300,143
Pacific Life Insurance Co.(1)	9.25%		6/15/2039	-	-	150,000	227,431			150,000	227,431
Pricoa Global Funding I(1)	1.90%		9/21/2018	210,000	213,163	-	-			210,000	213,163
Principal Financial Group, Inc.	1.85%		11/15/2017	-	-	13,000	13,071			13,000	13,071
Principal Life Global Funding II(1)	1.50%		9/11/2017	-	-	200,000	200,904			200,000	200,904
Prudential Insurance Co. of America(1)	8.30%		7/1/2025	-	-	450,000	599,886			450,000	599,886
Reliance Standard Life Global Funding II(1)	3.05%		1/20/2021	-	-	101,000	104,375			101,000	104,375
Travelers Cos., Inc.	5.80%		5/15/2018	-	-	50,000	54,234			50,000	54,234

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Internet & Catalog Retail
Amazon.com, Inc.	3.80%	12/5/2024	$-	$-	$197,000	$220,804			$197,000	$220,804
Amazon.com, Inc.	4.80%	12/5/2034	-	-	157,000	184,664			157,000	184,664
Internet Software & Services
Alibaba Group Holding, Ltd.	1.63%	11/28/2017	205,000	205,431	-	-			205,000	205,431
eBay, Inc.	2.50%	3/9/2018	100,000	101,825	-	-			100,000	101,825
eBay, Inc.	2.60%	7/15/2022	-	-	455,000	450,539			455,000	450,539
eBay, Inc.	3.45%	8/1/2024	-	-	139,000	142,080			139,000	142,080
IT Services
Automatic Data Processing, Inc.	2.25%	9/15/2020	310,000	322,081	-	-			310,000	322,081
International Business Machines Corp.	1.80%	5/17/2019	-	-	100,000	101,755			100,000	101,755
International Business Machines Corp.(6)	2.25%	2/19/2021	-	-	348,000	358,842			348,000	358,842
International Business Machines Corp.	6.22%	8/1/2027	-	-	250,000	328,409			250,000	328,409
Total System Services, Inc.	4.80%	4/1/2026	-	-	75,000	81,329			75,000	81,329
Xerox Corp.	2.75%	9/1/2020	-	-	150,000	144,584			150,000	144,584
Xerox Corp.	2.95%	3/15/2017	-	-	26,000	26,225			26,000	26,225
Xerox Corp.	5.63%	12/15/2019	-	-	61,000	65,390			61,000	65,390
Xerox Corp.	6.75%	2/1/2017	-	-	50,000	51,342			50,000	51,342
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	2.15%	12/14/2018	121,000	122,375	-	-			121,000	122,375
Thermo Fisher Scientific, Inc.	3.00%	4/15/2023	-	-	57,000	58,190			57,000	58,190
Thermo Fisher Scientific, Inc.	3.15%	1/15/2023	-	-	35,000	35,763			35,000	35,763
Thermo Fisher Scientific, Inc.	3.60%	8/15/2021	-	-	22,000	23,322			22,000	23,322
Thermo Fisher Scientific, Inc.	4.15%	2/1/2024	-	-	34,000	37,107			34,000	37,107
Machinery
Caterpillar Financial Services Corp.	1.00%	11/25/2016	-	-	200,000	200,102			200,000	200,102
Caterpillar Financial Services Corp.	2.25%	12/1/2019	219,000	225,475	-	-			219,000	225,475
Caterpillar Financial Services Corp.	2.85%	6/1/2022	-	-	46,000	48,143			46,000	48,143
Caterpillar Financial Services Corp.(6)	3.25%	12/1/2024	-	-	130,000	139,364			130,000	139,364
Caterpillar Financial Services Corp.	7.05%	10/1/2018	-	-	125,000	140,363			125,000	140,363
Caterpillar, Inc.	2.60%	6/26/2022	-	-	35,000	36,097			35,000	36,097
Deere & Co.	2.60%	6/8/2022	-	-	74,000	75,998			74,000	75,998
Deere & Co.	3.90%	6/9/2042	-	-	32,000	34,164			32,000	34,164
Illinois Tool Works, Inc.	3.50%	3/1/2024	-	-	100,000	109,328			100,000	109,328
Illinois Tool Works, Inc.	3.90%	9/1/2042	-	-	280,000	301,025			280,000	301,025
Ingersoll-Rand Co.	6.39%	11/15/2027	-	-	25,000	30,307			25,000	30,307
Ingersoll-Rand Global Holding Co., Ltd.	2.88%	1/15/2019	219,000	226,797	-	-			219,000	226,797
Ingersoll-Rand Global Holding Co., Ltd.	4.25%	6/15/2023	-	-	81,000	89,919			81,000	89,919
Ingersoll-Rand Luxembourg Finance SA	2.63%	5/1/2020	-	-	80,000	81,291			80,000	81,291
Parker-Hannifin Corp.	4.45%	11/21/2044	-	-	85,000	100,195			85,000	100,195
Parker-Hannifin Corp.	5.50%	5/15/2018	-	-	20,000	21,707			20,000	21,707
Pentair Finance SA	2.90%	9/15/2018	-	-	242,000	244,451			242,000	244,451
Roper Technologies, Inc.	3.00%	12/15/2020	-	-	42,000	43,422			42,000	43,422
Media
21st Century Fox America, Inc.	6.65%	11/15/2037	-	-	50,000	65,570			50,000	65,570
21st Century Fox America, Inc.	7.30%	4/30/2028	-	-	50,000	66,266			50,000	66,266
21st Century Fox America, Inc.	8.88%	4/26/2023	-	-	80,000	108,912			80,000	108,912
21st Century Fox America, Inc.	9.50%	7/15/2024	-	-	70,000	101,107			70,000	101,107
CBS Corp.	3.70%	8/15/2024	-	-	287,000	299,719			287,000	299,719
CBS Corp.	4.00%	1/15/2026	-	-	83,000	88,592			83,000	88,592
Charter Communications Operating LLC / Charter Communications Operating Capital(1)	4.46%	7/23/2022	-	-	317,000	340,691			317,000	340,691
Charter Communications Operating LLC / Charter Communications Operating Capital(1)	6.38%	10/23/2035	-	-	92,000	108,945			92,000	108,945
Charter Communications Operating LLC / Charter Communications Operating Capital(1)	6.83%	10/23/2055	-	-	125,000	148,627			125,000	148,627
Comcast Corp.	2.75%	3/1/2023	-	-	53,000	55,505			53,000	55,505
Comcast Corp.	4.20%	8/15/2034	-	-	167,000	183,877			167,000	183,877
Comcast Corp.	4.25%	1/15/2033	-	-	173,000	190,882			173,000	190,882
Comcast Corp.	6.45%	3/15/2037	-	-	50,000	68,799			50,000	68,799
Comcast Corp.	6.50%	11/15/2035	-	-	250,000	347,535			250,000	347,535
Comcast Corp.	6.50%	1/15/2017	-	-	50,000	51,466			50,000	51,466
Cox Communications, Inc.(1)	3.25%	12/15/2022	-	-	55,000	54,847			55,000	54,847
Cox Communications, Inc.(1)	4.80%	2/1/2035	-	-	350,000	327,031			350,000	327,031
Cox Communications, Inc.(1)	8.38%	3/1/2039	-	-	60,000	72,505			60,000	72,505
Discovery Communications LLC	4.38%	6/15/2021	-	-	80,000	85,901			80,000	85,901
Discovery Communications LLC	4.95%	5/15/2042	-	-	200,000	173,631			200,000	173,631
Historic TW, Inc.	9.15%	2/1/2023	-	-	500,000	672,093			500,000	672,093
NBCUniversal Media LLC	4.38%	4/1/2021	-	-	50,000	56,028			50,000	56,028
NBCUniversal Media LLC	6.40%	4/30/2040	-	-	170,000	237,043			170,000	237,043
SES SA(1)	3.60%	4/4/2023	-	-	100,000	100,643			100,000	100,643
Thomson Reuters Corp.	1.30%	2/23/2017	119,000	119,020	-	-			119,000	119,020
Thomson Reuters Corp.(6)	1.65%	9/29/2017	129,000	129,552	-	-			129,000	129,552
Thomson Reuters Corp.	3.85%	9/29/2024	-	-	254,000	270,682			254,000	270,682
Thomson Reuters Corp.	3.95%	9/30/2021	-	-	126,000	134,370			126,000	134,370
Thomson Reuters Corp.	4.50%	5/23/2043	-	-	59,000	58,481			59,000	58,481
Thomson Reuters Corp.	4.70%	10/15/2019	-	-	15,000	16,225			15,000	16,225
Time Warner Cable, Inc.	5.50%	9/1/2041	-	-	90,000	94,535			90,000	94,535
Time Warner Cable, Inc.	6.75%	7/1/2018	-	-	60,000	65,792			60,000	65,792
Time Warner Cable, Inc.	7.30%	7/1/2038	-	-	100,000	125,224			100,000	125,224
Time Warner Cable, Inc.	8.75%	2/14/2019	-	-	50,000	58,380			50,000	58,380
Time Warner Cos., Inc.	7.57%	2/1/2024	-	-	40,000	50,798			40,000	50,798
Time Warner Entertainment Co., LP	8.38%	7/15/2033	-	-	75,000	101,619			75,000	101,619
Time Warner, Inc.	3.55%	6/1/2024	-	-	250,000	265,599			250,000	265,599
Time Warner, Inc.	3.60%	7/15/2025	-	-	135,000	142,850			135,000	142,850
Viacom, Inc.	2.75%	12/15/2019	-	-	53,000	53,769			53,000	53,769
Viacom, Inc.	3.13%	6/15/2022	-	-	80,000	79,876			80,000	79,876
Viacom, Inc.	3.88%	12/15/2021	-	-	72,000	75,967			72,000	75,967
Viacom, Inc.	4.38%	3/15/2043	-	-	93,000	75,123			93,000	75,123
Viacom, Inc.	4.50%	2/27/2042	-	-	25,000	20,742			25,000	20,742
Viacom, Inc.	4.85%	12/15/2034	-	-	32,000	29,833			32,000	29,833
Viacom, Inc.	6.88%	4/30/2036	-	-	150,000	164,667			150,000	164,667
Walt Disney Co.(6)	3.00%	2/13/2026	-	-	450,000	484,108			450,000	484,108

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Metals & Mining
BHP Billiton Finance USA, Ltd.	2.05%	9/30/2018	$175,000	$177,292	$-	$-			$175,000	$177,292
BHP Billiton Finance USA, Ltd.(6)	3.85%	9/30/2023	-	-	131,000	142,550			131,000	142,550
BHP Billiton Finance USA, Ltd.	5.00%	9/30/2043	-	-	50,000	58,099			50,000	58,099
Freeport Minerals Corp.	9.50%	6/1/2031	-	-	250,000	237,500			250,000	237,500
Freeport-McMoRan, Inc.	2.15%	3/1/2017	-	-	134,000	132,995			134,000	132,995
Freeport-McMoRan, Inc.	3.88%	3/15/2023	-	-	112,000	98,000			112,000	98,000
Freeport-McMoRan, Inc.	5.40%	11/14/2034	-	-	207,000	164,565			207,000	164,565
Freeport-McMoRan, Inc.	5.45%	3/15/2043	-	-	184,000	147,660			184,000	147,660
Nucor Corp.	4.00%	8/1/2023	-	-	45,000	48,058			45,000	48,058
Placer Dome, Inc.	6.45%	10/15/2035	-	-	40,000	42,715			40,000	42,715
Teck Resources, Ltd.	3.75%	2/1/2023	-	-	77,000	58,520			77,000	58,520
Teck Resources, Ltd.	4.75%	1/15/2022	-	-	277,000	234,037			277,000	234,037
Multiline Retail
Macy’s Retail Holdings, Inc.	2.88%	2/15/2023	-	-	274,000	260,663			274,000	260,663
Macy’s Retail Holdings, Inc.	3.45%	1/15/2021	-	-	-	-			-	-
Macy’s Retail Holdings, Inc.	3.88%	1/15/2022	-	-	-	-			-	-
Macy’s Retail Holdings, Inc.	4.38%	9/1/2023	-	-	112,000	116,343			112,000	116,343
Macy’s Retail Holdings, Inc.	4.50%	12/15/2034	-	-	79,000	69,985			79,000	69,985
Macy’s Retail Holdings, Inc.	6.90%	1/15/2032	-	-	120,000	128,398			120,000	128,398
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	-	-	30,000	31,770			30,000	31,770
Nordstrom, Inc.(6)	4.00%	10/15/2021	-	-	35,000	37,423			35,000	37,423
Multi-Utilities
Berkshire Hathaway Energy Co.	2.40%	2/1/2020	-	-	82,000	84,227			82,000	84,227
Berkshire Hathaway Energy Co.	3.50%	2/1/2025	-	-	104,000	112,166			104,000	112,166
Berkshire Hathaway Energy Co.	4.50%	2/1/2045	-	-	75,000	84,191			75,000	84,191
Black Hills Corp.	2.50%	1/11/2019	270,000	275,633	-	-			270,000	275,633
CMS Energy Corp.	3.00%	5/15/2026	-	-	73,000	74,577			73,000	74,577
Consumers Energy Co.	2.85%	5/15/2022	-	-	20,000	20,822			20,000	20,822
Consumers Energy Co.	5.65%	4/15/2020	-	-	20,000	22,927			20,000	22,927
Consumers Energy Co.	6.13%	3/15/2019	-	-	100,000	113,379			100,000	113,379
Delmarva Power & Light Co.	4.00%	6/1/2042	-	-	47,000	49,653			47,000	49,653
Dominion Resources, Inc.	1.90%	6/15/2018	240,000	241,131	-	-			240,000	241,131
Dominion Resources, Inc.	5.25%	8/1/2033	-	-	100,000	110,982			100,000	110,982
DTE Electric Co.	2.65%	6/15/2022	-	-	20,000	20,849			20,000	20,849
DTE Electric Co.	3.70%	3/15/2045	-	-	123,000	130,380			123,000	130,380
DTE Energy Co.	2.40%	12/1/2019	-	-	69,000	70,453			69,000	70,453
DTE Energy Co.	3.30%	6/15/2022	-	-	79,000	83,260			79,000	83,260
DTE Energy Co.	3.85%	12/1/2023	-	-	46,000	49,687			46,000	49,687
San Diego Gas & Electric Co.	3.95%	11/15/2041	-	-	44,000	47,413			44,000	47,413
San Diego Gas & Electric Co.	6.00%	6/1/2026	-	-	50,000	65,527			50,000	65,527
Sempra Energy	2.88%	10/1/2022	-	-	70,000	71,611			70,000	71,611
Sempra Energy	3.55%	6/15/2024	-	-	165,000	172,941			165,000	172,941
Sempra Energy	4.05%	12/1/2023	-	-	72,000	77,894			72,000	77,894
Sempra Energy	9.80%	2/15/2019	-	-	50,000	60,182			50,000	60,182
WEC Energy Group, Inc.	3.55%	6/15/2025	-	-	144,000	154,518			144,000	154,518
Oil, Gas & Consumable Fuels
Anadarko Finance Co.	7.50%	5/1/2031	-	-	100,000	119,726			100,000	119,726
Anadarko Petroleum Corp.	8.70%	3/15/2019	-	-	80,000	91,234			80,000	91,234
Apache Corp.	2.63%	1/15/2023	-	-	100,000	99,053			100,000	99,053
Apache Corp.	3.25%	4/15/2022	-	-	14,000	14,342			14,000	14,342
Apache Corp.	4.75%	4/15/2043	-	-	57,000	58,600			57,000	58,600
BP Capital Markets PLC	1.38%	11/6/2017	-	-	40,000	40,140			40,000	40,140
BP Capital Markets PLC	1.67%	2/13/2018	85,000	85,652	-	-			85,000	85,652
BP Capital Markets PLC	1.85%	5/5/2017	-	-	89,000	89,503			89,000	89,503
BP Capital Markets PLC	2.24%	5/10/2019	-	-	150,000	154,034			150,000	154,034
BP Capital Markets PLC	2.52%	1/15/2020	149,000	153,713	-	-			149,000	153,713
BP Capital Markets PLC	2.75%	5/10/2023	-	-	254,000	255,938			254,000	255,938
BP Capital Markets PLC	3.25%	5/6/2022	-	-	96,000	100,749			96,000	100,749
BP Capital Markets PLC	3.54%	11/4/2024	-	-	300,000	316,118			300,000	316,118
BP Capital Markets PLC(6)	3.81%	2/10/2024	-	-	116,000	124,272			116,000	124,272
Buckeye Partners, LP	4.88%	2/1/2021	-	-	300,000	315,162			300,000	315,162
Buckeye Partners, LP	5.85%	11/15/2043	-	-	100,000	97,218			100,000	97,218
Burlington Resources Finance Co.	7.40%	12/1/2031	-	-	25,000	32,636			25,000	32,636
Canadian Natural Resources, Ltd.	1.75%	1/15/2018	-	-	125,000	123,906			125,000	123,906
Canadian Natural Resources, Ltd.	5.90%	2/1/2018	-	-	25,000	26,412			25,000	26,412
Canadian Natural Resources, Ltd.	6.25%	3/15/2038	-	-	140,000	152,190			140,000	152,190
Canadian Natural Resources, Ltd.	6.45%	6/30/2033	-	-	124,000	135,353			124,000	135,353
Canadian Natural Resources, Ltd.	7.20%	1/15/2032	-	-	20,000	22,215			20,000	22,215
Cenovus Energy, Inc.	3.00%	8/15/2022	-	-	325,000	296,679			325,000	296,679
Cenovus Energy, Inc.	4.45%	9/15/2042	-	-	42,000	33,422			42,000	33,422
Cenovus Energy, Inc.	6.75%	11/15/2039	-	-	89,000	93,462			89,000	93,462
Chevron Corp.	1.37%	3/2/2018	250,000	251,373	-	-			250,000	251,373
Chevron Corp.(6)	1.79%	11/16/2018	151,000	153,020	-	-			151,000	153,020
Chevron Corp.	2.36%	12/5/2022	-	-	60,000	60,902			60,000	60,902

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Chevron Corp.	2.57%	5/16/2023	$-	$-	$400,000	$408,518			$400,000	$408,518
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP(1)	1.70%	5/1/2018	100,000	99,770	-	-			100,000	99,770
CNOOC Finance LLC	3.50%	5/5/2025	-	-	235,000	238,066			235,000	238,066
CNOOC Finance Pty, Ltd.	2.63%	5/5/2020	-	-	230,000	232,120			230,000	232,120
CNOOC Nexen Finance ULC	4.25%	4/30/2024	-	-	209,000	221,494			209,000	221,494
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	170,000	170,548	-	-			170,000	170,548
ConocoPhillips Canada Funding Co. I	5.63%	10/15/2016	-	-	100,000	101,223			100,000	101,223
ConocoPhillips Co.(6)	2.20%	5/15/2020	-	-	82,000	82,805			82,000	82,805
ConocoPhillips Co.(6)	3.35%	11/15/2024	-	-	225,000	231,782			225,000	231,782
ConocoPhillips Co.	5.75%	2/1/2019	-	-	75,000	82,512			75,000	82,512
ConocoPhillips Holding Co.	6.95%	4/15/2029	-	-	100,000	124,807			100,000	124,807
Devon Energy Corp.	3.25%	5/15/2022	-	-	64,000	62,067			64,000	62,067
Devon Energy Corp.	4.75%	5/15/2042	-	-	52,000	46,604			52,000	46,604
Devon Energy Corp.(6)	6.30%	1/15/2019	-	-	30,000	32,500			30,000	32,500
Devon Energy Corp.	7.95%	4/15/2032	-	-	150,000	171,873			150,000	171,873
Devon Financing Co. LLC	7.88%	9/30/2031	-	-	100,000	116,367			100,000	116,367
Ecopetrol SA	4.13%	1/16/2025	-	-	100,000	90,470			100,000	90,470
Ecopetrol SA	5.38%	6/26/2026	-	-	116,000	112,810			116,000	112,810
Ecopetrol SA(6)	5.88%	9/18/2023	-	-	71,000	73,130			71,000	73,130
Encana Corp.	6.50%	8/15/2034	-	-	40,000	40,098			40,000	40,098
Encana Corp.	6.50%	5/15/2019	-	-	40,000	42,400			40,000	42,400
Energy Transfer Partners, LP	2.50%	6/15/2018	110,000	109,492	-	-			110,000	109,492
Energy Transfer Partners, LP	3.60%	2/1/2023	-	-	143,000	137,029			143,000	137,029
Energy Transfer Partners, LP	4.75%	1/15/2026	-	-	123,000	126,494			123,000	126,494
Energy Transfer Partners, LP	5.15%	3/15/2045	-	-	39,000	35,439			39,000	35,439
Eni SpA(1)	5.70%	10/1/2040	-	-	125,000	130,820			125,000	130,820
EnLink Midstream Partners, LP	2.70%	4/1/2019	-	-	131,000	127,322			131,000	127,322
EnLink Midstream Partners, LP	4.15%	6/1/2025	-	-	238,000	219,344			238,000	219,344
EnLink Midstream Partners, LP	5.05%	4/1/2045	-	-	58,000	47,392			58,000	47,392
Enterprise Products Operating LLC	1.65%	5/7/2018	220,000	220,185	-	-			220,000	220,185
Enterprise Products Operating LLC	3.35%	3/15/2023	-	-	304,000	312,290			304,000	312,290
Enterprise Products Operating LLC	3.75%	2/15/2025	-	-	110,000	114,728			110,000	114,728
Enterprise Products Operating LLC	3.90%	2/15/2024	-	-	158,000	167,220			158,000	167,220
Enterprise Products Operating LLC	4.90%	5/15/2046	-	-	36,000	38,784			36,000	38,784
Enterprise Products Operating LLC	4.95%	10/15/2054	-	-	46,000	46,487			46,000	46,487
Enterprise Products Operating LLC	5.10%	2/15/2045	-	-	39,000	42,682			39,000	42,682
Enterprise Products Operating LLC	5.25%	1/31/2020	-	-	-	-			-	-
Enterprise Products Operating LLC	5.75%	3/1/2035	-	-	200,000	220,689			200,000	220,689
Enterprise Products Operating LLC	5.95%	2/1/2041	-	-	36,000	42,246			36,000	42,246
EOG Resources, Inc.	2.63%	3/15/2023	-	-	36,000	35,861			36,000	35,861
EOG Resources, Inc.	5.10%	1/15/2036	-	-	157,000	179,155			157,000	179,155
Exxon Mobil Corp.	1.71%	3/1/2019	260,000	264,224	-	-			260,000	264,224
Exxon Mobil Corp.	2.40%	3/6/2022	-	-	300,000	307,679			300,000	307,679
Exxon Mobil Corp.	2.73%	3/1/2023	-	-	235,000	245,342			235,000	245,342
Exxon Mobil Corp.	4.11%	3/1/2046	-	-	128,000	144,361			128,000	144,361
Hess Corp.	7.88%	10/1/2029	-	-	25,000	29,775			25,000	29,775
Kerr-McGee Corp.	7.88%	9/15/2031	-	-	250,000	297,863			250,000	297,863
Kinder Morgan, Inc.	2.00%	12/1/2017	186,000	185,005	-	-			186,000	185,005
Magellan Midstream Partners, LP	3.20%	3/15/2025	-	-	68,000	67,480			68,000	67,480
Magellan Midstream Partners, LP	4.25%	2/1/2021	-	-	167,000	180,726			167,000	180,726
Magellan Midstream Partners, LP	5.15%	10/15/2043	-	-	178,000	189,925			178,000	189,925
Marathon Oil Corp.	2.80%	11/1/2022	-	-	160,000	145,108			160,000	145,108
Marathon Oil Corp.	6.60%	10/1/2037	-	-	130,000	131,420			130,000	131,420
Marathon Petroleum Corp.	3.63%	9/15/2024	-	-	145,000	142,389			145,000	142,389
Noble Energy, Inc.	4.15%	12/15/2021	-	-	120,000	126,177			120,000	126,177
Noble Energy, Inc.	5.05%	11/15/2044	-	-	100,000	100,703			100,000	100,703
Noble Energy, Inc.	5.63%	5/1/2021	-	-	74,000	77,085			74,000	77,085
Occidental Petroleum Corp.	2.70%	2/15/2023	-	-	40,000	40,669			40,000	40,669
Occidental Petroleum Corp.	3.40%	4/15/2026	-	-	46,000	48,516			46,000	48,516
Occidental Petroleum Corp.	3.50%	6/15/2025	-	-	91,000	96,162			91,000	96,162
Occidental Petroleum Corp.	4.63%	6/15/2045	-	-	39,000	43,490			39,000	43,490
ONEOK Partners, LP	3.20%	9/15/2018	-	-	105,000	106,104			105,000	106,104
ONEOK Partners, LP	3.38%	10/1/2022	-	-	95,000	92,948			95,000	92,948
ONEOK Partners, LP(6)	4.90%	3/15/2025	-	-	470,000	492,878			470,000	492,878
ONEOK Partners, LP	6.65%	10/1/2036	-	-	210,000	219,792			210,000	219,792
Petrobras Global Finance BV	7.88%	3/15/2019	-	-	100,000	103,250			100,000	103,250
Petro-Canada	6.05%	5/15/2018	-	-	40,000	43,019			40,000	43,019
Petro-Canada	6.80%	5/15/2038	-	-	50,000	65,041			50,000	65,041
Petroleos Mexicanos(6)	4.25%	1/15/2025	-	-	67,000	64,521			67,000	64,521
Petroleos Mexicanos	4.50%	1/23/2026	-	-	205,000	197,292			205,000	197,292
Petroleos Mexicanos	4.88%	1/18/2024	-	-	44,000	44,607			44,000	44,607
Petroleos Mexicanos	5.63%	1/23/2046	-	-	129,000	117,583			129,000	117,583
Petroleos Mexicanos	6.38%	1/23/2045	-	-	106,000	106,530			106,000	106,530
Petroleos Mexicanos(1)	6.38%	2/4/2021	-	-	112,000	121,778			112,000	121,778
Petroleos Mexicanos(1)	6.88%	8/4/2026	-	-	120,000	134,160			120,000	134,160
Phillips 66	2.95%	5/1/2017	-	-	33,000	33,483			33,000	33,483
Phillips 66	4.30%	4/1/2022	-	-	17,000	18,567			17,000	18,567
Plains All American Pipeline, LP / PAA Finance Corp.	2.60%	12/15/2019	-	-	71,000	69,170			71,000	69,170
Plains All American Pipeline, LP / PAA Finance Corp.	3.60%	11/1/2024	-	-	250,000	234,774			250,000	234,774
Plains All American Pipeline, LP / PAA Finance Corp.(6)	4.65%	10/15/2025	-	-	350,000	353,376			350,000	353,376
Plains All American Pipeline, LP / PAA Finance Corp.	4.90%	2/15/2045	-	-	162,000	144,817			162,000	144,817
Shell International Finance BV	1.13%	8/21/2017	-	-	85,000	85,257			85,000	85,257
Shell International Finance BV(6)	1.38%	5/10/2019	225,000	225,782	-	-			225,000	225,782
Shell International Finance BV	1.63%	11/10/2018	141,000	142,430	-	-			141,000	142,430
Shell International Finance BV	2.13%	5/11/2020	110,000	112,269	175,000	178,610			285,000	290,879
Shell International Finance BV	2.88%	5/10/2026	-	-	440,000	447,032			440,000	447,032
Shell International Finance BV	4.00%	5/10/2046	-	-	444,000	452,839			444,000	452,839
Shell International Finance BV	4.13%	5/11/2035	-	-	253,000	272,831			253,000	272,831
Shell International Finance BV	6.38%	12/15/2038	-	-	150,000	203,768			150,000	203,768
Sinopec Group Overseas Development, Ltd.(1)	4.38%	10/17/2023	-	-	208,000	224,533			208,000	224,533
Spectra Energy Capital LLC	3.30%	3/15/2023	-	-	130,000	124,938			130,000	124,938
Spectra Energy Capital LLC	5.65%	3/1/2020	-	-	150,000	160,736			150,000	160,736
Spectra Energy Capital LLC	7.50%	9/15/2038	-	-	140,000	160,303			140,000	160,303
Spectra Energy Capital LLC	8.00%	10/1/2019	-	-	120,000	137,762			120,000	137,762
Spectra Energy Partners, LP	2.95%	9/25/2018	-	-	80,000	81,534			80,000	81,534
Spectra Energy Partners, LP	3.50%	3/15/2025	-	-	125,000	127,878			125,000	127,878
Spectra Energy Partners, LP	5.95%	9/25/2043	-	-	63,000	74,485			63,000	74,485
Statoil ASA	1.15%	5/15/2018	-	-	167,000	167,150			167,000	167,150
Statoil ASA	1.25%	11/9/2017	162,000	162,402	-	-			162,000	162,402
Statoil ASA	1.95%	11/8/2018	118,000	119,603	-	-			118,000	119,603
Statoil ASA	2.65%	1/15/2024	-	-	214,000	215,985			214,000	215,985
Statoil ASA	2.75%	11/10/2021	-	-	31,000	32,413			31,000	32,413
Statoil ASA	3.15%	1/23/2022	-	-	33,000	34,646			33,000	34,646
Statoil ASA(6)	3.25%	11/10/2024	-	-	107,000	112,997			107,000	112,997
Statoil ASA	4.25%	11/23/2041	-	-	27,000	28,421			27,000	28,421
Suncor Energy, Inc.	3.60%	12/1/2024	-	-	210,000	220,852			210,000	220,852
Sunoco Logistics Partners Operations, LP	4.25%	4/1/2024	-	-	47,000	47,476			47,000	47,476
Sunoco Logistics Partners Operations, LP	4.95%	1/15/2043	-	-	198,000	183,083			198,000	183,083
Sunoco Logistics Partners Operations, LP	5.30%	4/1/2044	-	-	50,000	49,194			50,000	49,194
Sunoco Logistics Partners Operations, LP	5.35%	5/15/2045	-	-	133,000	131,794			133,000	131,794
Sunoco Logistics Partners Operations, LP	5.50%	2/15/2020	-	-	180,000	193,938			180,000	193,938
Sunoco Logistics Partners Operations, LP(6)	5.95%	12/1/2025	-	-	100,000	112,286			100,000	112,286
Tosco Corp.	7.80%	1/1/2027	-	-	100,000	126,650			100,000	126,650
Total Capital Canada, Ltd.	2.75%	7/15/2023	-	-	70,000	71,944			70,000	71,944
Total Capital International SA	1.50%	2/17/2017	-	-	55,000	55,163			55,000	55,163
Total Capital International SA	1.55%	6/28/2017	-	-	66,000	66,343			66,000	66,343
Total Capital International SA	2.70%	1/25/2023	-	-	150,000	154,275			150,000	154,275
Total Capital International SA	2.75%	6/19/2021	-	-	250,000	259,880			250,000	259,880
Total Capital International SA(6)	3.75%	4/10/2024	-	-	29,000	31,920			29,000	31,920
TransCanada PipeLines, Ltd.	1.88%	1/12/2018	132,000	132,633	51,000	51,245			183,000	183,878
TransCanada PipeLines, Ltd.	3.13%	1/15/2019	-	-	112,000	115,672			112,000	115,672
TransCanada PipeLines, Ltd.	3.75%	10/16/2023	-	-	100,000	107,058			100,000	107,058
TransCanada PipeLines, Ltd.	4.88%	1/15/2026	-	-	162,000	185,003			162,000	185,003
TransCanada PipeLines, Ltd.	6.20%	10/15/2037	-	-	100,000	122,426			100,000	122,426
TransCanada PipeLines, Ltd.	7.13%	1/15/2019	-	-	70,000	78,786			70,000	78,786
Western Gas Partners, LP	4.65%	7/1/2026	-	-	76,000	76,685			76,000	76,685
Western Gas Partners, LP	5.38%	6/1/2021	-	-	69,000	72,750			69,000	72,750
Western Gas Partners, LP	5.45%	4/1/2044	-	-	118,000	110,663			118,000	110,663

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Pharmaceuticals
Actavis Funding SCS	2.35%	3/12/2018	$215,000	$217,930	$-	$-			$215,000	$217,930
Actavis Funding SCS	3.45%	3/15/2022	-	-	302,000	313,645			302,000	313,645
Actavis Funding SCS	4.55%	3/15/2035	-	-	217,000	223,015			217,000	223,015
Actavis, Inc.	3.25%	10/1/2022	-	-	38,000	38,824			38,000	38,824
Allergan, Inc.	2.80%	3/15/2023	-	-	250,000	248,572			250,000	248,572
Allergan, Inc.	3.38%	9/15/2020	-	-	91,000	94,900			91,000	94,900
AstraZeneca PLC	1.75%	11/16/2018	160,000	162,113	-	-			160,000	162,113
Baxalta, Inc.	2.00%	6/22/2018	170,000	170,087	-	-			170,000	170,087
Baxalta, Inc.	3.60%	6/23/2022	-	-	67,000	69,149			67,000	69,149
Baxalta, Inc.	5.25%	6/23/2045	-	-	28,000	30,370			28,000	30,370
Bayer US Finance LLC(1)	1.50%	10/6/2017	200,000	200,186	-	-			200,000	200,186
Bayer US Finance LLC(1)	3.38%	10/8/2024	-	-	200,000	207,899			200,000	207,899
ELI Lilly & Co.	1.25%	3/1/2018	125,000	125,939	-	-			125,000	125,939
Forest Laboratories LLC(1)	5.00%	12/15/2021	-	-	139,000	155,560			139,000	155,560
Johnson & Johnson	3.55%	3/1/2036	-	-	90,000	99,432			90,000	99,432
Merck & Co., Inc.	2.35%	2/10/2022	-	-	86,000	88,588			86,000	88,588
Merck & Co., Inc.	2.40%	9/15/2022	-	-	62,000	63,760			62,000	63,760
Merck & Co., Inc.	2.80%	5/18/2023	-	-	94,000	98,682			94,000	98,682
Merck & Co., Inc.	3.70%	2/10/2045	-	-	20,000	21,193			20,000	21,193
Mylan NV(1)	2.50%	6/7/2019	162,000	164,151	-	-			162,000	164,151
Mylan NV(1)	3.95%	6/15/2026	-	-	93,000	94,115			93,000	94,115
Mylan NV(1)	5.25%	6/15/2046	-	-	64,000	66,668			64,000	66,668
Mylan, Inc.(1)	3.13%	1/15/2023	-	-	50,000	49,650			50,000	49,650
Pfizer, Inc.	1.10%	5/15/2017	249,000	249,542	-	-			249,000	249,542
Pfizer, Inc.	1.45%	6/3/2019	159,000	160,324	-	-			159,000	160,324
Sanofi	1.25%	4/10/2018	240,000	241,481	-	-			240,000	241,481
Zoetis, Inc.	1.88%	2/1/2018	172,000	172,504	26,000	26,076			198,000	198,580
Zoetis, Inc.	3.25%	2/1/2023	-	-	130,000	132,473			130,000	132,473
Zoetis, Inc.	3.45%	11/13/2020	-	-	37,000	38,198			37,000	38,198
Zoetis, Inc.	4.50%	11/13/2025	-	-	70,000	77,199			70,000	77,199
Zoetis, Inc.	4.70%	2/1/2043	-	-	26,000	25,762			26,000	25,762
Professional Services
Equifax, Inc.	2.30%	6/1/2021	-	-	57,000	57,806			57,000	57,806
Real Estate Investment Trusts
American Tower Corp.	3.38%	10/15/2026	-	-	100,000	100,520			100,000	100,520
American Tower Corp.	3.50%	1/31/2023	-	-	100,000	103,475			100,000	103,475
American Tower Corp.	4.70%	3/15/2022	-	-	70,000	77,247			70,000	77,247
American Tower Corp.	5.00%	2/15/2024	-	-	57,000	64,467			57,000	64,467
AvalonBay Communities, Inc.	2.85%	3/15/2023	-	-	130,000	132,061			130,000	132,061
Boston Properties, LP	3.65%	2/1/2026	-	-	74,000	78,863			74,000	78,863
Crown Castle International Corp.	4.88%	4/15/2022	-	-	130,000	142,766			130,000	142,766
Crown Castle International Corp.	5.25%	1/15/2023	-	-	70,000	78,544			70,000	78,544
Duke Realty, LP	3.25%	6/30/2026	-	-	43,000	43,597			43,000	43,597
Equity Commonwealth	5.88%	9/15/2020	-	-	312,000	346,431			312,000	346,431
ERP Operating, LP	3.00%	4/15/2023	-	-	50,000	51,350			50,000	51,350
ERP Operating, LP	4.63%	12/15/2021	-	-	46,000	51,944			46,000	51,944
HCP, Inc.	2.63%	2/1/2020	-	-	76,000	76,609			76,000	76,609
HCP, Inc.	3.40%	2/1/2025	-	-	95,000	91,858			95,000	91,858
HCP, Inc.	3.88%	8/15/2024	-	-	176,000	176,976			176,000	176,976
HCP, Inc.	4.20%	3/1/2024	-	-	30,000	30,898			30,000	30,898
HCP, Inc.	4.25%	11/15/2023	-	-	58,000	60,193			58,000	60,193
Kilroy Realty, LP	4.80%	7/15/2018	64,000	67,241	-	-			64,000	67,241
National Retail Properties, Inc.	4.00%	11/15/2025	-	-	204,000	216,453			204,000	216,453
Prologis, LP	3.75%	11/1/2025	-	-	32,000	34,107			32,000	34,107
Prologis, LP	4.25%	8/15/2023	-	-	76,000	84,154			76,000	84,154
Realty Income Corp.	3.25%	10/15/2022	-	-	390,000	399,949			390,000	399,949
Scentre Group Trust 1 / Scentre Group Trust 2(1)	2.38%	11/5/2019	188,000	190,776	-	-			188,000	190,776
Simon Property Group, LP	2.15%	9/15/2017	-	-	167,000	168,747			167,000	168,747
Simon Property Group, LP	3.75%	2/1/2024	-	-	200,000	218,150			200,000	218,150
Simon Property Group, LP	4.13%	12/1/2021	-	-	67,000	74,278			67,000	74,278
Ventas Realty, LP	1.25%	4/17/2017	205,000	205,057	-	-			205,000	205,057
Ventas Realty, LP	3.50%	2/1/2025	-	-	54,000	55,354			54,000	55,354
Ventas Realty, LP	3.75%	5/1/2024	-	-	44,000	45,992			44,000	45,992
Ventas Realty, LP	4.13%	1/15/2026	-	-	45,000	48,359			45,000	48,359
Ventas Realty, LP / Ventas Capital Corp.	3.25%	8/15/2022	-	-	170,000	175,690			170,000	175,690
WEA Finance LLC / Westfield UK & Europe Finance PLC(1)	1.75%	9/15/2017	200,000	200,578	-	-			200,000	200,578
Welltower, Inc.	4.00%	6/1/2025	-	-	74,000	77,775			74,000	77,775
Welltower, Inc.	4.25%	4/1/2026	-	-	200,000	215,006			200,000	215,006
Welltower, Inc.	4.50%	1/15/2024	-	-	73,000	79,159			73,000	79,159
Road & Rail
Burlington Northern Santa Fe LLC	3.00%	3/15/2023	-	-	50,000	52,583			50,000	52,583
Burlington Northern Santa Fe LLC	3.05%	3/15/2022	-	-	87,000	92,751			87,000	92,751
Burlington Northern Santa Fe LLC	3.45%	9/15/2021	-	-	22,000	23,842			22,000	23,842
Burlington Northern Santa Fe LLC	3.60%	9/1/2020	-	-	25,000	26,863			25,000	26,863
Burlington Northern Santa Fe LLC	3.75%	4/1/2024	-	-	124,000	137,011			124,000	137,011
Burlington Northern Santa Fe LLC	4.38%	9/1/2042	-	-	88,000	97,840			88,000	97,840
Burlington Northern Santa Fe LLC	5.15%	9/1/2043	-	-	154,000	187,953			154,000	187,953
Burlington Northern Santa Fe LLC	5.65%	5/1/2017	-	-	50,000	51,934			50,000	51,934
Burlington Northern Santa Fe LLC	6.70%	8/1/2028	-	-	50,000	68,417			50,000	68,417
Canadian Pacific Railway Co.	2.90%	2/1/2025	-	-	208,000	211,218			208,000	211,218
Canadian Pacific Railway Co.	4.50%	1/15/2022	-	-	370,000	408,222			370,000	408,222
Canadian Pacific Railway Co.	6.13%	9/15/2115	-	-	27,000	33,661			27,000	33,661
Canadian Pacific Railway Co.	7.13%	10/15/2031	-	-	50,000	70,049			50,000	70,049
CSX Corp.	3.40%	8/1/2024	-	-	350,000	376,159			350,000	376,159
CSX Corp.	3.95%	5/1/2050	-	-	42,000	42,040			42,000	42,040
CSX Corp.	4.10%	3/15/2044	-	-	16,000	17,093			16,000	17,093
CSX Corp.	4.25%	6/1/2021	-	-	22,000	24,107			22,000	24,107
CSX Corp.	5.50%	4/15/2041	-	-	37,000	47,391			37,000	47,391
CSX Corp.	7.90%	5/1/2017	-	-	60,000	63,325			60,000	63,325
Norfolk Southern Corp.	3.25%	12/1/2021	-	-	55,000	58,152			55,000	58,152
Norfolk Southern Corp.	3.95%	10/1/2042	-	-	35,000	36,111			35,000	36,111
Norfolk Southern Corp.	6.00%	3/15/2105	-	-	140,000	168,240			140,000	168,240
Norfolk Southern Corp.	6.00%	5/23/2111	-	-	150,000	184,879			150,000	184,879
Union Pacific Corp.	2.95%	1/15/2023	-	-	16,000	16,940			16,000	16,940
Union Pacific Corp.	3.65%	2/15/2024	-	-	37,000	40,910			37,000	40,910
Union Pacific Corp.	4.16%	7/15/2022	-	-	7,000	7,878			7,000	7,878
Union Pacific Corp.	4.30%	6/15/2042	-	-	20,000	22,118			20,000	22,118
Union Pacific Railroad Co. Pass-Through Trust	2.70%	5/12/2027	-	-	289,699	289,829			289,699	289,829
Union Pacific Railroad Co. Pass-Through Trust	4.70%	1/2/2024	-	-	53,474	57,484			53,474	57,484

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Semiconductors & Semiconductor Equipment
Altera Corp.	1.75%		5/15/2017	$191,000	$192,567	$-	$-			$191,000	$192,567
Applied Materials, Inc.	2.63%		10/1/2020	350,000	363,919	-	-			350,000	363,919
Intel Corp.	1.35%		12/15/2017	260,000	261,541	-	-			260,000	261,541
Intel Corp.	3.10%		7/29/2022	-	-	40,000	42,829			40,000	42,829
Intel Corp.	3.30%		10/1/2021	-	-	46,000	49,870			46,000	49,870
Intel Corp.	3.70%		7/29/2025	-	-	107,000	118,847			107,000	118,847
Intel Corp.	4.00%		12/15/2032	-	-	221,000	239,089			221,000	239,089
KLA-Tencor Corp.	2.38%		11/1/2017	162,000	163,381	-	-			162,000	163,381
Qualcomm, Inc.	1.40%		5/18/2018	110,000	110,978	-	-			110,000	110,978
Texas Instruments, Inc.	1.65%		8/3/2019	-	-	183,000	185,409			183,000	185,409
Software
Intuit, Inc.	5.75%		3/15/2017	-	-	215,000	221,999			215,000	221,999
Microsoft Corp.	0.88%		11/15/2017	-	-	23,000	23,030			23,000	23,030
Microsoft Corp.	1.30%		11/3/2018	250,000	252,271	-	-			250,000	252,271
Microsoft Corp.	2.13%		11/15/2022	-	-	34,000	34,546			34,000	34,546
Microsoft Corp.	2.38%		5/1/2023	-	-	146,000	149,787			146,000	149,787
Microsoft Corp.	2.38%		2/12/2022	-	-	60,000	61,922			60,000	61,922
Microsoft Corp.	3.50%		2/12/2035	-	-	55,000	56,907			55,000	56,907
Microsoft Corp.	3.63%		12/15/2023	-	-	111,000	123,017			111,000	123,017
Microsoft Corp.	4.00%		2/12/2055	-	-	57,000	57,481			57,000	57,481
Microsoft Corp.	4.20%		11/3/2035	-	-	103,000	116,657			103,000	116,657
Microsoft Corp.	4.75%		11/3/2055	-	-	109,000	123,327			109,000	123,327
Oracle Corp.	1.20%		10/15/2017	260,000	260,921	-	-			260,000	260,921
Oracle Corp.	2.40%		9/15/2023	-	-	101,000	101,360			101,000	101,360
Oracle Corp.	2.80%		7/8/2021	-	-	281,000	294,944			281,000	294,944
Oracle Corp.	2.95%		5/15/2025	-	-	450,000	467,680			450,000	467,680
Oracle Corp.	3.85%		7/15/2036	-	-	200,000	200,519			200,000	200,519
Oracle Corp.	4.30%		7/8/2034	-	-	407,000	432,854			407,000	432,854
Oracle Corp.	5.75%		4/15/2018	-	-	100,000	108,255			100,000	108,255
Oracle Corp.	6.13%		7/8/2039	-	-	82,000	107,210			82,000	107,210
Oracle Corp.	6.50%		4/15/2038	-	-	30,000	40,849			30,000	40,849
Specialty Retail
AutoZone, Inc.	1.63%		4/21/2019	100,000	100,520	-	-			100,000	100,520
Bed Bath & Beyond, Inc.	4.92%		8/1/2034	-	-	323,000	300,037			323,000	300,037
Gap, Inc.(6)	5.95%		4/12/2021	-	-	50,000	52,149			50,000	52,149
Home Depot, Inc.	2.63%		6/1/2022	-	-	40,000	41,862			40,000	41,862
Home Depot, Inc.	3.00%		4/1/2026	-	-	53,000	56,327			53,000	56,327
Home Depot, Inc.	4.25%		4/1/2046	-	-	121,000	138,719			121,000	138,719
Lowe’s Cos., Inc.	3.13%		9/15/2024	-	-	75,000	80,500			75,000	80,500
Lowe’s Cos., Inc.	3.38%		9/15/2025	-	-	119,000	130,131			119,000	130,131
Lowe’s Cos., Inc.	4.65%		4/15/2042	-	-	54,000	62,925			54,000	62,925
Lowe’s Cos., Inc.	5.13%		11/15/2041	-	-	33,000	40,612			33,000	40,612
Lowe’s Cos., Inc.	5.50%		10/15/2035	-	-	150,000	186,951			150,000	186,951
Technology Hardware, Storage & Peripherals
Apple, Inc.(6)	0.89	%(2)	5/3/2018	-	-	138,000	138,210			138,000	138,210
Apple, Inc.(6)	2.15%		2/9/2022	-	-	273,000	278,233			273,000	278,233
Apple, Inc.	2.40%		5/3/2023	-	-	256,000	260,698			256,000	260,698
Apple, Inc.	2.85%		5/6/2021	-	-	252,000	266,150			252,000	266,150
Apple, Inc.	2.85%		2/23/2023	-	-	80,000	84,065			80,000	84,065
Apple, Inc.	3.20%		5/13/2025	-	-	192,000	203,563			192,000	203,563
Apple, Inc.	3.45%		2/9/2045	-	-	125,000	117,456			125,000	117,456
Apple, Inc.	4.50%		2/23/2036	-	-	85,000	95,667			85,000	95,667
Dell, Inc.(6)	7.10%		4/15/2028	-	-	25,000	24,500			25,000	24,500
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(1)	3.48%		6/1/2019	409,000	418,984	-	-			409,000	418,984
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(1)	4.42%		6/15/2021	-	-	115,000	118,366			115,000	118,366
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(1)	5.45%		6/15/2023	-	-	146,000	151,486			146,000	151,486
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(1)	6.02%		6/15/2026	-	-	129,000	134,481			129,000	134,481
Hewlett Packard Enterprise Co.(1)	2.45%		10/5/2017	91,000	92,179	-	-			91,000	92,179
Hewlett Packard Enterprise Co.(1)	2.85%		10/5/2018	68,000	69,636	-	-			68,000	69,636
HP, Inc.	4.38%		9/15/2021	-	-	24,000	25,852			24,000	25,852
HP, Inc.	6.00%		9/15/2041	-	-	82,000	78,566			82,000	78,566
NetApp, Inc.	2.00%		12/15/2017	200,000	200,907	-	-			200,000	200,907
Tobacco
Altria Group, Inc.	2.63%		1/14/2020	213,000	221,423	-	-			213,000	221,423
BAT International Finance PLC(1)	1.85%		6/15/2018	180,000	181,967	-	-			180,000	181,967
Philip Morris International, Inc.	1.25%		11/9/2017	240,000	240,871	-	-			240,000	240,871
Reynolds American, Inc.	2.30%		6/12/2018	150,000	152,406	-	-			150,000	152,406
Reynolds American, Inc.	3.50%		8/4/2016	90,000	90,186	-	-			90,000	90,186
Trading Companies & Distributors
Air Lease Corp.	2.13%		1/15/2018	183,000	182,085	-	-			183,000	182,085
Air Lease Corp.	3.88%		4/1/2021	-	-	130,000	133,900			130,000	133,900
WW Grainger, Inc.	4.60%		6/15/2045	-	-	128,000	151,884			128,000	151,884

			Voya Limited Maturity Bond VP			JPMorgan Core Bond VP			Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value		Principal	Value		Principal	Value	Principal	Value

Transportation Infrastructure
Penske Truck Leasing Co., LP / PTL Finance Corp.(1)	2.88%	7/17/2018	$-		$-	$53,000		$53,976			$53,000		$53,976
Penske Truck Leasing Co., LP / PTL Finance Corp.(1)	3.38%	2/1/2022	-		-	277,000		282,483			277,000		282,483
Penske Truck Leasing Co., LP / PTL Finance Corp.(1)	4.25%	1/17/2023	-		-	100,000		104,710			100,000		104,710
Ryder System, Inc.	2.50%	3/1/2017	-		-	23,000		23,154			23,000		23,154
Ryder System, Inc.	2.50%	3/1/2018	-		-	25,000		25,375			25,000		25,375
Ryder System, Inc.	2.50%	5/11/2020	-		-	113,000		114,359			113,000		114,359
Ryder System, Inc.	2.65%	3/2/2020	-		-	79,000		80,007			79,000		80,007
Ryder System, Inc.	2.88%	9/1/2020	-		-	69,000		70,189			69,000		70,189
Water Utilities
American Water Capital Corp.	3.40%	3/1/2025	-		-	183,000		198,424			183,000		198,424
Wireless Telecommunication Services
America Movil SAB de CV	6.13%	3/30/2040	-		-	100,000		122,610			100,000		122,610
Crown Castle Towers LLC(1)	3.22%	5/15/2042	-		-	125,000		129,922			125,000		129,922
Rogers Communications, Inc.	3.63%	12/15/2025	-		-	76,000		81,196			76,000		81,196
Rogers Communications, Inc.	4.10%	10/1/2023	-		-	176,000		195,540			176,000		195,540
Rogers Communications, Inc.	8.75%	5/1/2032	-		-	50,000		70,690			50,000		70,690
Vodafone Group PLC	1.50%	2/19/2018	-		-	125,000		124,934			125,000		124,934
Vodafone Group PLC	5.63%	2/27/2017	155,000		159,345	-		-			155,000		159,345
Vodafone Group PLC	6.25%	11/30/2032	-		-	180,000		207,033			180,000		207,033

Total Corporate Debt Securities					41,383,322			153,958,990					195,342,312

				($	Total Cost 40,975,054)		($	Total Cost 147,658,939)				($	Total Cost 188,633,993)
Foreign Government Obligations - 1.0%
Canada
Province of Ontario	1.65%	9/27/2019	-		-	173,000		175,345			173,000		175,345
Colombia
Colombia Government International Bond(6)	4.50%	1/28/2026	-		-	200,000		213,000			200,000		213,000
Colombia Government International Bond(6)	5.00%	6/15/2045	-		-	200,000		207,500			200,000		207,500
Israel
Israel Government AID Bond	0.00%	2/15/2024	-		-	1,000,000		859,229			1,000,000		859,229
Israel Government AID Bond	0.00%	2/15/2025	-		-	1,000,000		833,548			1,000,000		833,548
Israel Government AID Bond	0.00%	8/15/2023	-		-	980,000		854,033			980,000		854,033
Israel Government AID Bond	0.00%	8/15/2025	-		-	1,000,000		820,556			1,000,000		820,556
Israel Government AID Bond	0.00%	2/15/2025	-		-	500,000		416,774			500,000		416,774
Israel Government AID Bond	5.50%	9/18/2033	-		-	100,000		139,893			100,000		139,893
Israel Government AID Bond, Principal Only STRIPS	0.00%	8/15/2023	-		-	1,000,000		871,812			1,000,000		871,812
Mexico
Mexico Government International Bond(6)	3.50%	1/21/2021	-		-	244,000		257,420			244,000		257,420
Mexico Government International Bond	3.60%	1/30/2025	-		-	414,000		432,630			414,000		432,630
Mexico Government International Bond	4.00%	10/2/2023	-		-	232,000		249,760			232,000		249,760
Mexico Government International Bond(6)	4.13%	1/21/2026	-		-	200,000		216,800			200,000		216,800
Mexico Government International Bond	4.75%	3/8/2044	-		-	60,000		64,650			60,000		64,650
Mexico Government International Bond	5.55%	1/21/2045	-		-	448,000		536,480			448,000		536,480
Peru
Peru Government International Bond	5.63%	11/18/2050	-		-	36,000		44,640			36,000		44,640
Poland
Poland Government International Bond	4.00%	1/22/2024	-		-	133,000		143,640			133,000		143,640
South Africa
South Africa Government International Bond(6)	5.38%	7/24/2044	-		-	252,000		263,703			252,000		263,703
Supranational
African Development Bank	8.80%	9/1/2019	-		-	225,000		273,556			225,000		273,556
Turkey
Turkey Government International Bond	4.25%	4/14/2026	-		-	200,000		203,030			200,000		203,030
Turkey Government International Bond	5.75%	3/22/2024	-		-	200,000		223,022			200,000		223,022

Total Foreign Government Obligations					-			8,301,021					8,301,021

								Total Cost ($7,760,828)					Total Cost ($7,760,828)

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Mortgage-Backed Securities - 4.5%
A10 Securitization LLC(1)	2.10%		4/15/2034	$-	$-	$381,810	$380,583			$381,810	$380,583
A10 Securitization LLC(1)	2.40%		11/15/2025	-	-	2,842	2,841			2,842	2,841
A10 Term Asset Financing LLC(1)	1.72%		4/15/2033	-	-	169,693	168,682			169,693	168,682
A10 Term Asset Financing LLC(1)	2.62%		11/15/2027	-	-	239,211	237,974			239,211	237,974
A10 Term Asset Financing LLC(1)	3.02%		4/15/2033	-	-	301,000	296,297			301,000	296,297
A10 Term Asset Financing LLC(1)	4.38%		11/15/2027	-	-	250,000	245,775			250,000	245,775
Access Point Funding Trust(3)(4)(5)	6.25%		2/16/2021	-	-	642,715	642,715			642,715	642,715
Ajax Mortgage Loan Trust(1)(3)	3.50	%(2)	2/25/2051	-	-	257,425	255,482			257,425	255,482
Ajax Mortgage Loan Trust(1)(3)	3.50	%(2)	2/25/2051	-	-	199,774	198,510			199,774	198,510
Ajax Mortgage Loan Trust(1)	3.75	%(2)	10/25/2057	-	-	385,102	383,523			385,102	383,523
Ajax Mortgage Loan Trust(1)	3.88	%(2)	7/25/2060	-	-	233,168	230,807			233,168	230,807
Alternative Loan Trust	5.50%		8/25/2035	-	-	256,175	231,528			256,175	231,528
Alternative Loan Trust	5.50%		11/25/2035	-	-	91,158	79,765			91,158	79,765
Alternative Loan Trust	5.75%		3/25/2034	-	-	365,220	362,417			365,220	362,417
Alternative Loan Trust, Interest Only STRIPS	4.30	%(2)	7/25/2035	-	-	428,208	62,516			428,208	62,516
Alternative Loan Trust, Interest Only STRIPS	4.62	%(2)	6/25/2035	-	-	751,381	132,478			751,381	132,478
Alternative Loan Trust, Interest Only STRIPS	4.65	%(2)	2/25/2035	-	-	206,295	13,045			206,295	13,045
Angel Oak Mortgage Trust LLC(1)	4.50	%(2)	11/25/2045	-	-	315,915	316,894			315,915	316,894
ASG Resecuritization Trust(1)	2.35	%(2)	3/26/2037	-	-	70,397	69,847			70,397	69,847
ASG Resecuritization Trust(1)	2.51	%(2)	6/26/2037	-	-	31,826	31,612			31,826	31,612
BAMLL Commercial Mortgage Securities Trust(1)	2.96%		12/10/2030	-	-	100,000	104,707			100,000	104,707
BAMLL Commercial Mortgage Securities Trust(1)	4.35	%(2)	8/15/2046	-	-	200,000	195,431			200,000	195,431
Banc of America Alternative Loan Trust	5.00%		9/25/2018	-	-	7,344	7,362			7,344	7,362
Banc of America Alternative Loan Trust	5.50%		9/25/2033	-	-	147,107	148,352			147,107	148,352
Banc of America Commercial Mortgage Trust	5.41%		9/10/2047	-	-	175,859	176,445			175,859	176,445
Banc of America Commercial Mortgage Trust	5.43%		1/15/2049	115,832	117,294	-	-			115,832	117,294
Banc of America Commercial Mortgage Trust	5.49%		2/10/2051	-	-	252,413	259,796			252,413	259,796
Banc of America Commercial Mortgage Trust	5.72	%(2)	6/10/2049	29,509	29,994	-	-			29,509	29,994
Banc of America Commercial Mortgage Trust	5.72	%(2)	6/10/2049	21,524	22,070	-	-			21,524	22,070
Banc of America Commercial Mortgage Trust	5.89	%(2)	7/10/2044	-	-	21,226	21,202			21,226	21,202
Banc of America Funding Trust	2.89	%(2)	3/20/2035	-	-	147,394	145,155			147,394	145,155
Banc of America Funding Trust(1)	5.08	%(2)	8/26/2035	-	-	27,290	27,379			27,290	27,379
Banc of America Funding Trust, Principal Only STRIPS	0.00%		1/25/2036	-	-	11,804	8,161			11,804	8,161
Banc of America Funding Trust, Principal Only STRIPS	0.00%		3/25/2034	-	-	29,849	24,165			29,849	24,165
Banc of America Funding Trust, Principal Only STRIPS	0.00%		11/25/2035	-	-	34,277	27,433			34,277	27,433
Banc of America Merrill Lynch Commercial Mortgage, Inc.	4.73%		7/10/2043	-	-	7,441	7,417			7,441	7,417
Banc of America Mortgage Trust	2.90	%(2)	11/25/2033	-	-	110,043	109,493			110,043	109,493
Banc of America Mortgage Trust	5.50%		4/25/2034	-	-	25,063	25,207			25,063	25,207
Banc of America Re-REMIC Trust(1)	5.81	%(2)	2/24/2051	122,475	123,382	-	-			122,475	123,382
BB-UBS Trust(1)	2.89%		6/5/2030	-	-	350,000	358,543			350,000	358,543
BB-UBS Trust(1)	3.43%		11/5/2036	-	-	550,000	585,297			550,000	585,297
BCAP LLC Trust(1)	0.67	%(2)	6/26/2047	-	-	113,533	110,151			113,533	110,151
BCAP LLC Trust(1)	0.68	%(2)	2/26/2037	-	-	184,469	178,291			184,469	178,291
BCAP LLC Trust(1)	1.39	%(2)	9/26/2037	-	-	210,614	203,252			210,614	203,252
BCAP LLC Trust(1)	2.38	%(2)	5/26/2037	-	-	86,027	85,729			86,027	85,729
BCAP LLC Trust(1)	2.56	%(2)	7/26/2045	-	-	128,052	127,109			128,052	127,109
Bear Stearns Alt-A Trust	1.09	%(2)	7/25/2034	-	-	353,370	335,300			353,370	335,300
Bear Stearns ARM Trust	2.58	%(2)	2/25/2036	-	-	122,567	119,429			122,567	119,429
Bear Stearns Commercial Mortgage Securities Trust	5.06	%(2)	9/11/2042	210,000	211,265	-	-			210,000	211,265
Bear Stearns Commercial Mortgage Securities Trust	5.47	%(2)	1/12/2045	195,414	198,824	-	-			195,414	198,824
CD Commercial Mortgage Trust	5.29	%(2)	12/11/2049	268,101	272,071	-	-			268,101	272,071
CD Mortgage Trust	5.65%		10/15/2048	430,000	433,191	-	-			430,000	433,191
CD Mortgage Trust	6.33	%(2)	11/15/2044	230,000	236,464	-	-			230,000	236,464
CD Mortgage Trust	6.33	%(2)	11/15/2044	130,000	133,537	-	-			130,000	133,537
CGBAM Commercial Mortgage Trust(1)	1.24	%(2)	2/15/2031	-	-	166,182	164,664			166,182	164,664
Chase Mortgage Finance Trust	2.71	%(2)	7/25/2037	-	-	64,796	62,785			64,796	62,785
Chase Mortgage Finance Trust	2.89	%(2)	2/25/2037	-	-	149,451	147,235			149,451	147,235
CHL Mortgage Pass-Through Trust	2.75	%(2)	5/20/2034	-	-	32,054	30,282			32,054	30,282
CHL Mortgage Pass-Through Trust	2.76	%(2)	11/25/2035	-	-	197,484	158,495			197,484	158,495
CHL Mortgage Pass-Through Trust	2.94	%(2)	6/25/2034	-	-	33,365	32,556			33,365	32,556
CHL Mortgage Pass-Through Trust	4.50%		6/25/2019	-	-	14,648	14,912			14,648	14,912
CHL Mortgage Pass-Through Trust	5.50%		4/25/2034	-	-	100,555	104,818			100,555	104,818
CHL Mortgage Pass-Through Trust	5.75%		4/25/2034	-	-	60,333	62,362			60,333	62,362
Citigroup Commercial Mortgage Trust(1)	2.11%		1/12/2030	-	-	89,819	90,459			89,819	90,459
Citigroup Commercial Mortgage Trust	5.43%		10/15/2049	126,336	126,579	-	-			126,336	126,579
Citigroup Commercial Mortgage Trust	5.90	%(2)	12/10/2049	394,787	407,301	-	-			394,787	407,301
Citigroup Mortgage Loan Trust(1)	4.00%		11/25/2036	-	-	79,025	79,239			79,025	79,239
Citigroup Mortgage Loan Trust(1)	4.50%		12/25/2036	-	-	118,028	118,755			118,028	118,755
Citigroup Mortgage Loan Trust	5.25%		10/25/2033	-	-	38,535	38,986			38,535	38,986
COBALT CMBS Commercial Mortgage Trust	5.22%		8/15/2048	-	-	39,248	39,363			39,248	39,363
COBALT CMBS Commercial Mortgage Trust	5.48	%(2)	4/15/2047	252,317	257,023	-	-			252,317	257,023
COMM Mortgage Trust(1)	1.25	%(2)	8/13/2027	-	-	198,000	196,015			198,000	196,015
COMM Mortgage Trust(1)	1.29	%(2)	2/13/2032	-	-	2,015,000	2,002,185			2,015,000	2,002,185
COMM Mortgage Trust(1)	2.05	%(2)	2/13/2032	-	-	500,000	493,958			500,000	493,958
COMM Mortgage Trust(1)	3.09	%(2)	4/12/2035	-	-	125,000	131,254			125,000	131,254
COMM Mortgage Trust	3.76%		8/10/2048	-	-	422,000	462,824			422,000	462,824
COMM Mortgage Trust(1)	5.54	%(2)	12/11/2049	390,000	392,727	-	-			390,000	392,727
Commercial Mortgage Trust	6.06	%(2)	7/10/2038	-	-	26,993	26,967			26,993	26,967
Credit Suisse First Boston Mortgage Securities Corp.	5.25%		11/25/2033	-	-	55,881	56,552			55,881	56,552
Credit Suisse First Boston Mortgage Securities Corp.	5.25%		9/25/2033	-	-	42,601	43,679			42,601	43,679
Credit Suisse First Boston Mortgage Securities Corp.	5.25%		8/25/2019	-	-	19,210	19,473			19,210	19,473
CSMC Trust(1)	1.45	%(2)	6/28/2047	-	-	457,806	438,978			457,806	438,978
CSMC Trust(1)	2.50	%(2)	7/27/2037	-	-	36,628	36,790			36,628	36,790
CSMC Trust(1)	3.38	%(2)	7/28/2036	-	-	26,456	26,577			26,456	26,577
CSMC Trust(1)	5.34	%(2)	12/15/2043	200,000	201,101	-	-			200,000	201,101
CSMC Trust(1)	5.34	%(2)	12/16/2043	360,000	361,070	-	-			360,000	361,070
CSMC Trust(1)	5.38%		2/15/2040	279,827	281,708	-	-			279,827	281,708
DBRR Trust(1)	5.89	%(2)	6/17/2049	350,000	355,856	-	-			350,000	355,856
GMACM Mortgage Loan Trust	6.50%		1/25/2035	-	-	32,512	33,547			32,512	33,547
GS Mortgage Securities Corp. II(1)	2.71%		12/10/2027	-	-	135,807	138,976			135,807	138,976
GS Mortgage Securities Corp. Trust(1)	2.32%		1/10/2030	-	-	100,000	100,840			100,000	100,840
GS Mortgage Securities Corp. Trust(1)	3.55%		4/10/2034	-	-	750,000	811,486			750,000	811,486
GS Mortgage Securities Trust(1)	5.55	%(2)	8/10/2044	-	-	200,000	198,242			200,000	198,242
GS Mortgage Securities Trust	5.56%		11/10/2039	76,190	76,392	-	-			76,190	76,392
GSMPS Mortgage Loan Trust(1)	0.80	%(2)	9/25/2035	-	-	122,848	99,312			122,848	99,312
GSMPS Mortgage Loan Trust(1)	0.80	%(2)	3/25/2035	-	-	204,294	172,345			204,294	172,345
GSR Mortgage Loan Trust	5.50%		5/25/2034	-	-	89,783	92,095			89,783	92,095
GSR Mortgage Loan Trust	5.50%		1/25/2037	-	-	173,217	167,098			173,217	167,098
GSR Mortgage Loan Trust	6.00%		2/25/2036	-	-	111,456	97,238			111,456	97,238
GSR Mortgage Loan Trust	6.00%		9/25/2035	-	-	108,244	112,084			108,244	112,084
GSR Mortgage Loan Trust	6.00%		9/25/2034	-	-	60,920	62,279			60,920	62,279
HILT Mortgage Trust(1)	1.34	%(2)	7/15/2029	-	-	850,000	835,430			850,000	835,430
Homeowner Assistance Program Reverse Mortgage Loan Trust(1)(3)	4.00%		5/26/2053	-	-	496,844	491,378			496,844	491,378
Impac Secured Assets Trust	0.80	%(2)	5/25/2036	-	-	121,389	108,666			121,389	108,666
Impac Secured Assets Trust	0.80	%(2)	8/25/2036	-	-	29,332	28,572			29,332	28,572
JPMorgan Chase Commercial Mortgage Securities Trust	5.42%		1/15/2049	206,516	209,610	-	-			206,516	209,610
JPMorgan Chase Commercial Mortgage Securities Trust	5.72%		2/15/2051	-	-	437,580	451,783			437,580	451,783
JPMorgan Chase Commercial Mortgage Securities Trust	5.81	%(2)	6/12/2043	-	-	7,081	7,072			7,081	7,072
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS	0.58	%(2)	5/15/2045	-	-	1,864,808	615			1,864,808	615
JPMorgan Chase Commercial Mortgage-Backed Securities Trust(1)	5.93	%(2)	6/18/2049	170,000	171,440	-	-			170,000	171,440
JPMorgan Commercial Mortgage-Backed Securities Trust(1)	1.00	%(2)	3/18/2051	100,000	95,591	-	-			100,000	95,591
JPMorgan Mortgage Trust	2.71	%(2)	11/25/2033	-	-	61,074	61,234			61,074	61,234
Ladder Capital Commercial Mortgage Trust(1)	3.99%		2/15/2036	-	-	154,000	167,897			154,000	167,897
LB-UBS Commercial Mortgage Trust	5.34%		11/15/2038	99,955	100,452	-	-			99,955	100,452
LB-UBS Commercial Mortgage Trust	5.43%		2/15/2040	-	-	162,005	164,301			162,005	164,301
LB-UBS Commercial Mortgage Trust	6.25	%(2)	4/15/2041	60,423	63,693	-	-			60,423	63,693
MASTR Adjustable Rate Mortgages Trust	2.59	%(2)	4/25/2034	-	-	38,075	35,214			38,075	35,214

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

MASTR Adjustable Rate Mortgages Trust	2.85	%(2)	4/21/2034	$-	$-	$80,093	$80,123			$80,093	$80,123
MASTR Adjustable Rate Mortgages Trust	2.92	%(2)	11/21/2034	-	-	42,159	42,852			42,159	42,852
MASTR Alternative Loan Trust	4.50%		9/25/2019	-	-	26,242	26,356			26,242	26,356
MASTR Alternative Loan Trust	4.75%		6/25/2019	-	-	17,645	17,741			17,645	17,741
MASTR Asset Securitization Trust	5.50%		11/25/2033	-	-	77,062	77,495			77,062	77,495
MASTR Re-REMIC Trust, Principal Only STRIPS(1)	0.00%		5/28/2035	-	-	39,528	31,223			39,528	31,223
Merrill Lynch Mortgage Investors Trust	0.91	%(2)	4/25/2029	-	-	366,916	342,895			366,916	342,895
Merrill Lynch Mortgage Investors Trust	1.07	%(2)	10/25/2028	-	-	493,184	468,625			493,184	468,625
Merrill Lynch Mortgage Investors Trust	2.51	%(2)	12/25/2034	-	-	116,941	116,777			116,941	116,777
Merrill Lynch Mortgage Investors Trust	6.72	%(2)	11/15/2026	20,363	20,372	-	-			20,363	20,372
ML-CFC Commercial Mortgage Trust	5.17%		12/12/2049	290,364	291,864	-	-			290,364	291,864
ML-CFC Commercial Mortgage Trust	5.38%		8/12/2048	48,480	48,995	-	-			48,480	48,995
ML-CFC Commercial Mortgage Trust	5.70%		9/12/2049	119,566	124,372	-	-			119,566	124,372
Morgan Stanley Bank of America Merrill Lynch Trust	3.67%		2/15/2047	-	-	350,000	372,790			350,000	372,790
Morgan Stanley Capital I Trust	4.05%		7/15/2049	-	-	100,000	105,234			100,000	105,234
Morgan Stanley Capital I Trust	5.33%		12/15/2043	37,627	37,725	-	-			37,627	37,725
Morgan Stanley Capital I Trust	5.44%		2/12/2044	5,411	5,406	-	-			5,411	5,406
Morgan Stanley Capital I Trust	5.44%		2/12/2044	390,000	389,575	-	-			390,000	389,575
Morgan Stanley Capital I Trust	5.51	%(2)	11/12/2049	82,420	82,997	-	-			82,420	82,997
Morgan Stanley Re-REMIC Trust(1)	0.25%		7/27/2049	-	-	150,000	133,320			150,000	133,320
Morgan Stanley Re-REMIC Trust(1)	1.00%		3/27/2051	-	-	115,979	114,529			115,979	114,529
Morgan Stanley Re-REMIC Trust(1)	2.00%		7/27/2049	-	-	119,629	118,709			119,629	118,709
Morgan Stanley Re-REMIC Trust(1)	5.25	%(2)	12/17/2043	94,278	94,204	-	-			94,278	94,204
Morgan Stanley Re-REMIC Trust(1)	5.99	%(2)	8/12/2045	295,614	300,893	-	-			295,614	300,893
Morgan Stanley Re-REMIC Trust(1)	6.25	%(2)	8/15/2045	170,799	174,237	-	-			170,799	174,237
MortgageIT Trust	1.09	%(2)	2/25/2035	-	-	44,044	42,292			44,044	42,292
Nationstar HECM Loan Trust(1)	2.88%		11/25/2025	-	-	283,458	283,503			283,458	283,503
Nationstar HECM Loan Trust(1)	4.11%		11/25/2025	-	-	395,000	396,509			395,000	396,509
Nomura Asset Acceptance Corp. Alternative Loan Trust	6.00%		5/25/2033	-	-	10,351	10,508			10,351	10,508
Nomura Asset Acceptance Corp. Alternative Loan Trust	7.00%		4/25/2033	-	-	10,096	10,321			10,096	10,321
PFP, Ltd.(1)	1.88	%(2)	7/14/2034	-	-	276,000	273,631			276,000	273,631
PFP, Ltd.(1)	3.68	%(2)	7/14/2034	240,000	235,833	100,000	98,264			340,000	334,097
PFP, Ltd.(1)	4.43	%(2)	7/14/2034	-	-	100,000	98,568			100,000	98,568
PHH Alternative Mortgage Trust, Interest Only STRIPS	6.00%		5/25/2037	-	-	254,751	66,008			254,751	66,008
RAIT Trust(1)	1.69	%(2)	12/15/2031	-	-	90,793	89,299			90,793	89,299
RAIT Trust(1)	1.79	%(2)	12/15/2031	-	-	207,042	206,388			207,042	206,388
RAIT Trust(1)	2.59	%(2)	5/13/2031	-	-	300,000	297,386			300,000	297,386
RAIT Trust(1)	4.34	%(2)	1/15/2031	-	-	295,000	294,475			295,000	294,475
RALI Trust	5.00%		3/25/2019	-	-	40,378	40,159			40,378	40,159
RALI Trust	5.75%		10/25/2033	-	-	83,002	86,944			83,002	86,944
RALI Trust	15.50	%(2)	2/25/2018	-	-	3,475	3,639			3,475	3,639
RALI Trust	15.67	%(2)	10/25/2017	-	-	2,887	3,010			2,887	3,010
RBS Commercial Funding, Inc.(1)	3.26%		3/11/2031	-	-	160,000	166,927			160,000	166,927
RBSSP Resecuritization Trust(1)	4.00	%(2)	5/26/2037	-	-	25,327	25,092			25,327	25,092
Resource Capital Corp., Ltd.(1)	1.84	%(2)	8/15/2032	-	-	160,000	157,655			160,000	157,655
Resource Capital Corp., Ltd.(1)	3.44	%(2)	8/15/2032	-	-	153,000	143,820			153,000	143,820
RFMSI Trust, Principal Only STRIPS	0.00%		6/25/2034	-	-	13,439	11,441			13,439	11,441
Sequoia Mortgage Trust	1.05	%(2)	12/20/2034	-	-	166,740	160,732			166,740	160,732
Sequoia Mortgage Trust	1.13	%(2)	10/20/2034	-	-	289,844	273,605			289,844	273,605
Sequoia Mortgage Trust	1.15	%(2)	9/20/2034	-	-	367,552	347,794			367,552	347,794
Sequoia Mortgage Trust	1.21	%(2)	4/20/2033	-	-	220,892	207,279			220,892	207,279
Springleaf Mortgage Loan Trust(1)	1.27	%(2)	6/25/2058	-	-	110,134	109,898			110,134	109,898
Springleaf Mortgage Loan Trust(1)	1.78	%(2)	12/25/2065	-	-	260,364	260,140			260,364	260,140
Springleaf Mortgage Loan Trust(1)	2.31	%(2)	6/25/2058	-	-	166,000	165,842			166,000	165,842
Springleaf Mortgage Loan Trust(1)	3.14	%(2)	6/25/2058	-	-	108,000	107,848			108,000	107,848
Springleaf Mortgage Loan Trust(1)	3.52	%(2)	12/25/2065	-	-	125,000	124,877			125,000	124,877
Springleaf Mortgage Loan Trust(1)	3.79	%(2)	6/25/2058	-	-	127,000	126,814			127,000	126,814
Springleaf Mortgage Loan Trust(1)	3.79	%(2)	9/25/2057	-	-	153,000	153,689			153,000	153,689
Structured Adjustable Rate Mortgage Loan Trust	2.83	%(2)	2/25/2034	-	-	419,025	414,647			419,025	414,647
Structured Asset Mortgage Investments II Trust	0.70	%(2)	7/19/2035	-	-	202,088	194,507			202,088	194,507
Structured Asset Mortgage Investments II Trust	1.11	%(2)	10/19/2034	-	-	66,212	62,997			66,212	62,997
Structured Asset Mortgage Investments II Trust	1.15	%(2)	1/19/2034	-	-	430,318	413,413			430,318	413,413
Structured Asset Mortgage Investments II Trust	1.15	%(2)	3/19/2034	-	-	405,285	390,005			405,285	390,005
Structured Asset Securities Corp.	5.00%		5/25/2035	-	-	9,382	9,451			9,382	9,451
Structured Asset Securities Corp. Mortgage Pass-Through Certificates	4.75%		9/25/2018	-	-	36,064	36,423			36,064	36,423
Structured Asset Securities Corp. Mortgage Pass-Through Certificates	5.50%		10/25/2033	-	-	80,597	82,219			80,597	82,219
Thornburg Mortgage Securities Trust	2.24	%(2)	12/25/2044	-	-	147,013	144,747			147,013	144,747
TIAA CMBS I Trust(1)	5.77%		6/19/2033	219,767	222,393	-	-			219,767	222,393
TIAA Seasoned Commercial Mortgage Trust	5.54	%(2)	8/15/2039	240,000	243,020	-	-			240,000	243,020
UBS-BAMLL Trust(1)	3.66%		6/10/2030	-	-	231,000	245,042			231,000	245,042
UBS-Barclays Commercial Mortgage Trust	3.24%		4/10/2046	-	-	286,000	303,899			286,000	303,899
UBS-Barclays Commercial Mortgage Trust	3.53%		5/10/2063	-	-	130,000	140,909			130,000	140,909
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS(1)	1.81	%(2)	5/10/2063	-	-	1,004,536	57,283			1,004,536	57,283
VNDO Mortgage Trust(1)	3.00%		11/15/2030	-	-	544,235	571,387			544,235	571,387
VNDO Mortgage Trust(1)	3.81%		12/13/2029	-	-	400,000	425,657			400,000	425,657
Wachovia Bank Commercial Mortgage Trust	5.25%		12/15/2043	171,126	172,236	-	-			171,126	172,236
Wachovia Bank Commercial Mortgage Trust	5.31%		11/15/2048	318,693	320,059	-	-			318,693	320,059
Wachovia Bank Commercial Mortgage Trust	5.34%		12/15/2043	10,000	10,159	-	-			10,000	10,159
Wachovia Bank Commercial Mortgage Trust	6.01	%(2)	6/15/2045	13,574	13,555	-	-			13,574	13,555
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS(1)	0.17	%(2)	3/15/2045	-	-	814,284	2			814,284	2
WaMu Mortgage Pass-Through Certificates Trust	2.53	%(2)	10/25/2033	-	-	148,947	149,832			148,947	149,832
WaMu Mortgage Pass-Through Certificates Trust	2.60	%(2)	6/25/2033	-	-	49,885	49,610			49,885	49,610
WaMu Mortgage Pass-Through Certificates Trust	2.79	%(2)	6/25/2034	-	-	26,237	26,399			26,237	26,399
WaMu Mortgage Pass-Through Certificates Trust	5.25%		10/25/2033	-	-	79,966	83,069			79,966	83,069
WaMu Mortgage Pass-Through Certificates Trust	5.50%		6/25/2033	-	-	70,807	73,065			70,807	73,065
Washington Mutual Mortgage Pass-Through Certificates Trust	5.50%		6/25/2035	-	-	209,874	194,044			209,874	194,044
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS	4.60	%(2)	4/25/2035	-	-	685,311	112,509			685,311	112,509
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS	5.50%		5/25/2035	-	-	232,702	48,200			232,702	48,200
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS	0.00%		3/25/2033	-	-	10,910	9,132			10,910	9,132
Wells Fargo Commercial Mortgage Trust(1)	2.80	%(2)	3/18/2028	-	-	400,000	412,872			400,000	412,872
Wells Fargo Mortgage-Backed Securities Trust	2.62	%(2)	11/25/2033	-	-	19,609	19,594			19,609	19,594
Wells Fargo Mortgage-Backed Securities Trust	2.72	%(2)	6/25/2033	-	-	135,427	135,589			135,427	135,589
Wells Fargo Mortgage-Backed Securities Trust	2.77	%(2)	9/25/2034	-	-	148,592	148,651			148,592	148,651
Wells Fargo Mortgage-Backed Securities Trust	2.83	%(2)	7/25/2034	-	-	119,592	120,779			119,592	120,779
Wells Fargo Mortgage-Backed Securities Trust	2.85	%(2)	2/25/2034	109,433	109,878	-	-			109,433	109,878
Wells Fargo Mortgage-Backed Securities Trust	2.91	%(2)	6/25/2035	-	-	34,011	34,577			34,011	34,577
Wells Fargo Mortgage-Backed Securities Trust	2.98	%(2)	12/25/2034	-	-	131,299	135,168			131,299	135,168
Wells Fargo Mortgage-Backed Securities Trust	2.98	%(2)	10/25/2034	-	-	42,766	42,937			42,766	42,937
Wells Fargo Mortgage-Backed Securities Trust	3.01	%(2)	3/25/2035	-	-	534,515	545,711			534,515	545,711
Wells Fargo Re-REMIC Trust(1)	1.75%		8/20/2021	-	-	11,795	11,794			11,795	11,794

Total Mortgage-Backed Securities					7,776,408		29,991,110				37,767,518

					Total Cost ($8,000,521)		Total Cost ($29,488,822)				Total Cost ($37,489,343)

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Municipal Government Obligations - 0.1%
California
City of Los Angeles Department of Airports	6.58%		5/15/2039	$-	$-	$65,000	$90,529			$65,000	$90,529
Illinois
State of Illinois	5.10%		6/1/2033	-	-	200,000	191,990			200,000	191,990
New York
Port Authority of New York & New Jersey	4.46%		10/1/2062	-	-	225,000	257,416			225,000	257,416
Port Authority of New York & New Jersey	5.65%		11/1/2040	-	-	100,000	131,463			100,000	131,463
Port Authority of New York & New Jersey	5.65%		11/1/2040	-	-	55,000	72,205			55,000	72,205
Ohio
Ohio State University	4.05%		12/1/2056	-	-	106,000	117,847			106,000	117,847
Ohio State University	4.80%		6/1/2111	-	-	130,000	145,506			130,000	145,506

Total Municipal Government Obligations				-	-		1,006,956				1,006,956

							Total Cost ($910,027)				Total Cost ($910,027)
U.S. Government Agency Obligations - 28.8%
Federal Home Loan Bank	5.50%		7/15/2036	-	-	150,000	216,415			150,000	216,415
Federal Home Loan Mortgage Corp.	0.99	%(2)	7/15/2042	-	-	719,239	716,709			719,239	716,709
Federal Home Loan Mortgage Corp.	0.99	%(2)	8/15/2042	-	-	943,595	950,372			943,595	950,372
Federal Home Loan Mortgage Corp.	0.99	%(2)	3/15/2044	-	-	824,898	829,117			824,898	829,117
Federal Home Loan Mortgage Corp.	2.34	%(2)	7/1/2036	-	-	68,339	72,102			68,339	72,102
Federal Home Loan Mortgage Corp.	2.50	%(2)	11/1/2036	-	-	63,790	67,539			63,790	67,539
Federal Home Loan Mortgage Corp.	2.51	%(2)	8/1/2036	-	-	92,863	98,088			92,863	98,088
Federal Home Loan Mortgage Corp.	2.57	%(2)	12/1/2036	-	-	11,236	11,797			11,236	11,797
Federal Home Loan Mortgage Corp.	2.58	%(2)	2/1/2036	-	-	176,896	186,525			176,896	186,525
Federal Home Loan Mortgage Corp.	2.61	%(2)	10/1/2036	-	-	71,388	75,674			71,388	75,674
Federal Home Loan Mortgage Corp.	2.63	%(2)	10/1/2036	-	-	48,357	50,613			48,357	50,613
Federal Home Loan Mortgage Corp.	2.63	%(2)	1/1/2035	-	-	57,042	60,217			57,042	60,217
Federal Home Loan Mortgage Corp.	2.66	%(2)	3/1/2037	-	-	79,662	83,823			79,662	83,823
Federal Home Loan Mortgage Corp.	2.73	%(2)	9/1/2034	-	-	69,485	73,578			69,485	73,578
Federal Home Loan Mortgage Corp.	2.76	%(2)	5/1/2036	-	-	45,923	48,647			45,923	48,647
Federal Home Loan Mortgage Corp.	2.79	%(2)	2/1/2037	-	-	149,394	157,882			149,394	157,882
Federal Home Loan Mortgage Corp.	3.00%		8/15/2042	-	-	2,129,620	2,187,818			2,129,620	2,187,818
Federal Home Loan Mortgage Corp.	3.00%		1/15/2043	-	-	373,119	389,142			373,119	389,142
Federal Home Loan Mortgage Corp.	3.00%		1/15/2044	-	-	1,712,710	1,780,461			1,712,710	1,780,461
Federal Home Loan Mortgage Corp.	3.05	%(2)	6/1/2036	-	-	183,050	194,275			183,050	194,275
Federal Home Loan Mortgage Corp.	3.50%		7/15/2042	-	-	977,626	1,031,918			977,626	1,031,918
Federal Home Loan Mortgage Corp.	3.50%		1/1/2032	-	-	252,887	270,977			252,887	270,977
Federal Home Loan Mortgage Corp.	3.50%		6/1/2042	-	-	750,505	799,621			750,505	799,621
Federal Home Loan Mortgage Corp.	3.50%		6/1/2043	-	-	1,670,729	1,780,077			1,670,729	1,780,077
Federal Home Loan Mortgage Corp.	4.00%		1/1/2043	-	-	1,550,776	1,680,402			1,550,776	1,680,402
Federal Home Loan Mortgage Corp.	4.00%		6/1/2042	-	-	769,529	833,690			769,529	833,690
Federal Home Loan Mortgage Corp.	4.00%		1/1/2046	-	-	979,202	1,077,360			979,202	1,077,360
Federal Home Loan Mortgage Corp.	4.50%		5/1/2041	-	-	437,213	481,270			437,213	481,270
Federal Home Loan Mortgage Corp.	5.00%		4/1/2018	-	-	25,078	25,735			25,078	25,735
Federal Home Loan Mortgage Corp.	5.00%		10/1/2017	-	-	15,973	16,385			15,973	16,385
Federal Home Loan Mortgage Corp.	5.00%		12/1/2017	-	-	7,501	7,694			7,501	7,694
Federal Home Loan Mortgage Corp.	5.50%		8/1/2038	-	-	60,567	67,946			60,567	67,946
Federal Home Loan Mortgage Corp.	5.50%		6/1/2020	-	-	19,236	19,724			19,236	19,724
Federal Home Loan Mortgage Corp.	6.00%		2/1/2033	-	-	54,055	61,529			54,055	61,529
Federal Home Loan Mortgage Corp.	6.00%		1/1/2034	-	-	98,689	107,658			98,689	107,658
Federal Home Loan Mortgage Corp.	6.00%		12/1/2034	-	-	93,187	106,076			93,187	106,076
Federal Home Loan Mortgage Corp.	6.00%		10/1/2019	-	-	10,227	10,479			10,227	10,479
Federal Home Loan Mortgage Corp.	6.00%		2/1/2019	-	-	10,809	10,980			10,809	10,980
Federal Home Loan Mortgage Corp.	6.00%		10/1/2017	-	-	59	59			59	59
Federal Home Loan Mortgage Corp.	6.50%		9/1/2019	-	-	10,510	10,776			10,510	10,776
Federal Home Loan Mortgage Corp.	6.50%		4/1/2018	-	-	8,044	8,152			8,044	8,152
Federal Home Loan Mortgage Corp.	6.50%		11/1/2036	-	-	38,950	47,919			38,950	47,919
Federal Home Loan Mortgage Corp.	6.50%		12/1/2017	-	-	14,881	15,209			14,881	15,209
Federal Home Loan Mortgage Corp.	7.00%		1/1/2031	-	-	110,887	130,870			110,887	130,870

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.14	%(2)	9/25/2022	$-	$-	$1,080,647	$1,082,341			$1,080,647	$1,082,341
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	2.60%		9/25/2020	-	-	142,000	147,891			142,000	147,891
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	2.62%		1/25/2023	-	-	1,250,000	1,296,282			1,250,000	1,296,282
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	2.77%		5/25/2025	-	-	750,000	789,303			750,000	789,303
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	3.08%		1/25/2031	-	-	1,179,000	1,253,468			1,179,000	1,253,468
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	3.39%		3/25/2024	-	-	857,000	947,224			857,000	947,224
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	3.49%		1/25/2024	-	-	1,300,000	1,443,765			1,300,000	1,443,765
Federal Home Loan Mortgage Corp. REMIC	0.79	%(2)	6/15/2043	-	-	1,412,298	1,414,785			1,412,298	1,414,785
Federal Home Loan Mortgage Corp. REMIC	0.84	%(2)	7/15/2037	-	-	489,981	483,640			489,981	483,640
Federal Home Loan Mortgage Corp. REMIC	0.84	%(2)	10/15/2041	-	-	572,666	572,319			572,666	572,319
Federal Home Loan Mortgage Corp. REMIC	0.88	%(2)	2/15/2037	-	-	17,510	17,533			17,510	17,533
Federal Home Loan Mortgage Corp. REMIC	0.89	%(2)	3/15/2039	-	-	122,495	122,995			122,495	122,995
Federal Home Loan Mortgage Corp. REMIC	0.89	%(2)	8/15/2039	-	-	490,638	491,893			490,638	491,893
Federal Home Loan Mortgage Corp. REMIC	0.99	%(2)	8/15/2037	-	-	810,800	815,424			810,800	815,424
Federal Home Loan Mortgage Corp. REMIC	1.12	%(2)	11/15/2037	-	-	507,016	512,415			507,016	512,415
Federal Home Loan Mortgage Corp. REMIC	3.50%		8/15/2039	-	-	2,641,407	2,801,093			2,641,407	2,801,093
Federal Home Loan Mortgage Corp. REMIC	4.00%		12/15/2041	-	-	542,529	594,286			542,529	594,286
Federal Home Loan Mortgage Corp. REMIC	4.50%		2/15/2020	-	-	29,708	30,576			29,708	30,576
Federal Home Loan Mortgage Corp. REMIC	5.00%		5/15/2023	-	-	39,391	42,414			39,391	42,414
Federal Home Loan Mortgage Corp. REMIC	5.00%		5/15/2041	-	-	257,741	328,918			257,741	328,918
Federal Home Loan Mortgage Corp. REMIC	5.00%		1/15/2034	-	-	282,086	316,098			282,086	316,098
Federal Home Loan Mortgage Corp. REMIC	5.00%		12/15/2022	-	-	384,929	403,768			384,929	403,768
Federal Home Loan Mortgage Corp. REMIC	5.50%		3/15/2017	-	-	309,864	313,062			309,864	313,062
Federal Home Loan Mortgage Corp. REMIC	5.50	%(2)	5/15/2041	-	-	155,355	172,129			155,355	172,129
Federal Home Loan Mortgage Corp. REMIC	5.50%		12/15/2022	-	-	91,326	99,048			91,326	99,048
Federal Home Loan Mortgage Corp. REMIC	5.50%		4/15/2033	-	-	95,837	105,315			95,837	105,315
Federal Home Loan Mortgage Corp. REMIC	5.50%		3/15/2035	-	-	500,000	587,322			500,000	587,322
Federal Home Loan Mortgage Corp. REMIC	5.50%		5/15/2038	-	-	65,229	71,930			65,229	71,930
Federal Home Loan Mortgage Corp. REMIC	6.00%		4/15/2036	-	-	441,457	508,054			441,457	508,054
Federal Home Loan Mortgage Corp. REMIC	6.00%		10/15/2032	-	-	659,184	747,488			659,184	747,488
Federal Home Loan Mortgage Corp. REMIC	6.00%		11/15/2032	-	-	113,515	129,721			113,515	129,721
Federal Home Loan Mortgage Corp. REMIC	6.00%		2/15/2033	-	-	222,963	255,213			222,963	255,213
Federal Home Loan Mortgage Corp. REMIC	6.00%		5/15/2027	-	-	416,087	471,639			416,087	471,639
Federal Home Loan Mortgage Corp. REMIC	6.00%		9/15/2036	-	-	102,501	106,419			102,501	106,419
Federal Home Loan Mortgage Corp. REMIC	6.38%		3/15/2032	-	-	141,682	166,261			141,682	166,261
Federal Home Loan Mortgage Corp. REMIC	6.40%		11/15/2023	-	-	48,499	53,048			48,499	53,048
Federal Home Loan Mortgage Corp. REMIC	6.50%		8/15/2031	-	-	64,334	76,696			64,334	76,696
Federal Home Loan Mortgage Corp. REMIC	6.50%		3/15/2032	-	-	171,327	201,409			171,327	201,409
Federal Home Loan Mortgage Corp. REMIC	6.50%		3/15/2032	-	-	141,762	163,507			141,762	163,507
Federal Home Loan Mortgage Corp. REMIC	6.50%		6/15/2032	-	-	55,715	64,415			55,715	64,415
Federal Home Loan Mortgage Corp. REMIC	6.50%		7/15/2032	-	-	174,023	204,042			174,023	204,042
Federal Home Loan Mortgage Corp. REMIC	6.50%		7/15/2036	-	-	151,463	173,081			151,463	173,081
Federal Home Loan Mortgage Corp. REMIC	7.00%		3/15/2032	-	-	378,107	440,534			378,107	440,534
Federal Home Loan Mortgage Corp. REMIC	7.00%		3/15/2024	-	-	194,451	218,126			194,451	218,126
Federal Home Loan Mortgage Corp. REMIC	7.00%		6/15/2029	-	-	325,039	374,633			325,039	374,633
Federal Home Loan Mortgage Corp. REMIC	7.00%		10/15/2030	-	-	95,784	110,747			95,784	110,747
Federal Home Loan Mortgage Corp. REMIC	7.00%		4/15/2032	-	-	127,647	150,535			127,647	150,535
Federal Home Loan Mortgage Corp. REMIC	7.00%		5/15/2032	-	-	117,786	136,219			117,786	136,219
Federal Home Loan Mortgage Corp. REMIC	7.25%		9/15/2030	-	-	209,308	243,420			209,308	243,420
Federal Home Loan Mortgage Corp. REMIC	7.25%		12/15/2030	-	-	66,953	77,648			66,953	77,648
Federal Home Loan Mortgage Corp. REMIC	7.50%		2/15/2023	-	-	92,637	102,900			92,637	102,900
Federal Home Loan Mortgage Corp. REMIC	7.50%		8/15/2030	-	-	43,059	50,367			43,059	50,367
Federal Home Loan Mortgage Corp. REMIC	8.00%		1/15/2030	-	-	227,366	264,736			227,366	264,736
Federal Home Loan Mortgage Corp. REMIC	8.50%		9/15/2020	-	-	5,898	6,080			5,898	6,080
Federal Home Loan Mortgage Corp. REMIC	9.57	%(2)	7/15/2032	-	-	72,815	94,225			72,815	94,225
Federal Home Loan Mortgage Corp. REMIC	12.40	%(2)	7/15/2033	-	-	47,282	54,804			47,282	54,804
Federal Home Loan Mortgage Corp. REMIC	13.95	%(2)	9/15/2033	-	-	12,582	16,931			12,582	16,931
Federal Home Loan Mortgage Corp. REMIC	16.03	%(2)	2/15/2040	-	-	100,000	149,479			100,000	149,479
Federal Home Loan Mortgage Corp. REMIC	22.87	%(2)	6/15/2034	-	-	78,789	111,926			78,789	111,926

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	1.88	%(2)	1/15/2040	$-	$-	$296,100	$22,728			$296,100	$22,728
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	4.50%		7/15/2037	-	-	106,267	4,053			106,267	4,053
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	5.56	%(2)	11/15/2037	-	-	27,909	3,878			27,909	3,878
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	5.56	%(2)	1/15/2038	-	-	112,441	17,437			112,441	17,437
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	5.56	%(2)	2/15/2039	-	-	59,036	11,013			59,036	11,013
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	5.76	%(2)	6/15/2038	-	-	361,172	63,731			361,172	63,731
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	5.93	%(2)	10/15/2037	-	-	718,701	138,942			718,701	138,942
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	5.98	%(2)	11/15/2037	-	-	89,391	15,411			89,391	15,411
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	6.36	%(2)	4/15/2038	-	-	60,990	10,027			60,990	10,027
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	6.66	%(2)	7/15/2036	-	-	27,115	3,449			27,115	3,449
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS	7.56	%(2)	3/15/2032	-	-	46,705	13,432			46,705	13,432
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		12/15/2032	-	-	4,803	4,757			4,803	4,757
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		12/15/2032	-	-	12,221	12,047			12,221	12,047
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		1/15/2033	-	-	2,681	2,678			2,681	2,678
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		12/15/2032	-	-	8,098	7,448			8,098	7,448
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		3/15/2019	-	-	114,851	113,375			114,851	113,375
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		4/15/2020	-	-	27,340	26,595			27,340	26,595
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		2/15/2036	-	-	31,477	29,062			31,477	29,062
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		2/15/2036	-	-	43,281	40,889			43,281	40,889
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		2/15/2036	-	-	16,298	14,499			16,298	14,499
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		3/15/2036	-	-	71,824	66,747			71,824	66,747
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		4/15/2036	-	-	29,153	28,116			29,153	28,116
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		7/15/2036	-	-	11,478	10,795			11,478	10,795
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		8/15/2036	-	-	39,392	35,414			39,392	35,414
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		5/15/2037	-	-	20,457	19,570			20,457	19,570
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		5/15/2037	-	-	64,253	57,834			64,253	57,834
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS	0.00%		1/15/2040	-	-	41,461	37,455			41,461	37,455
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities	1.61	%(2)	10/25/2044	-	-	288,861	299,880			288,861	299,880
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities	6.50%		2/25/2043	-	-	177,806	216,194			177,806	216,194
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities	6.62	%(2)	7/25/2032	-	-	194,204	209,332			194,204	209,332
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities	7.00%		2/25/2043	-	-	56,546	68,562			56,546	68,562
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities	7.50	%(2)	8/25/2042	-	-	77,367	95,980			77,367	95,980
Federal Home Loan Mortgage Corp., Interest Only STRIPS	5.00%		9/15/2035	-	-	77,856	11,929			77,856	11,929
Federal National Mortgage Association	0.00%		6/1/2017	-	-	300,000	298,314			300,000	298,314
Federal National Mortgage Association	0.71	%(2)	11/25/2046	-	-	244,343	244,888			244,343	244,888
Federal National Mortgage Association	0.79	%(2)	1/1/2023	-	-	929,122	928,618			929,122	928,618
Federal National Mortgage Association	0.80	%(2)	9/25/2042	-	-	697,745	694,164			697,745	694,164
Federal National Mortgage Association	0.81	%(2)	5/1/2024	-	-	1,367,000	1,369,670			1,367,000	1,369,670
Federal National Mortgage Association	0.81	%(2)	1/25/2017	-	-	19,954	19,942			19,954	19,942
Federal National Mortgage Association	0.83	%(2)	1/1/2023	-	-	697,282	701,765			697,282	701,765
Federal National Mortgage Association	0.87	%(2)	7/1/2024	-	-	1,250,000	1,261,542			1,250,000	1,261,542
Federal National Mortgage Association	0.88	%(2)	9/1/2024	-	-	1,000,000	1,003,742			1,000,000	1,003,742
Federal National Mortgage Association	0.91	%(2)	11/1/2020	-	-	995,000	996,541			995,000	996,541
Federal National Mortgage Association	0.92	%(2)	9/1/2024	-	-	965,510	967,877			965,510	967,877
Federal National Mortgage Association	0.97	%(2)	8/25/2019	-	-	104,289	104,275			104,289	104,275
Federal National Mortgage Association	1.00	%(2)	8/25/2042	-	-	721,039	717,346			721,039	717,346
Federal National Mortgage Association	1.07	%(2)	11/25/2016	19,273	19,262	-	-			19,273	19,262
Federal National Mortgage Association	1.37	%(2)	11/25/2022	-	-	1,094,671	1,097,395			1,094,671	1,097,395
Federal National Mortgage Association	1.40%		7/1/2017	-	-	1,000,000	1,002,666			1,000,000	1,002,666
Federal National Mortgage Association	1.94%		7/1/2019	-	-	965,562	986,721			965,562	986,721
Federal National Mortgage Association	2.01%		7/1/2019	-	-	962,520	985,558			962,520	985,558
Federal National Mortgage Association	2.01%		6/1/2020	-	-	2,000,000	2,056,118			2,000,000	2,056,118
Federal National Mortgage Association	2.03%		8/1/2019	-	-	49,424	51,133			49,424	51,133
Federal National Mortgage Association	2.03%		3/25/2019	-	-	1,357,403	1,384,043			1,357,403	1,384,043
Federal National Mortgage Association	2.34%		1/1/2023	-	-	956,330	994,123			956,330	994,123
Federal National Mortgage Association	2.38%		12/1/2022	-	-	972,502	1,013,041			972,502	1,013,041
Federal National Mortgage Association	2.39	%(2)	1/25/2023	-	-	1,000,000	1,033,839			1,000,000	1,033,839
Federal National Mortgage Association	2.40%		2/1/2023	-	-	1,000,000	1,038,729			1,000,000	1,038,729
Federal National Mortgage Association	2.46%		2/1/2023	-	-	926,414	961,160			926,414	961,160
Federal National Mortgage Association	2.49%		5/25/2026	-	-	1,000,000	1,024,300			1,000,000	1,024,300
Federal National Mortgage Association	2.51%		6/1/2023	-	-	944,028	986,725			944,028	986,725
Federal National Mortgage Association	2.52%		5/1/2023	-	-	1,000,000	1,049,444			1,000,000	1,049,444
Federal National Mortgage Association	2.57%		7/25/2028	-	-	1,250,000	1,259,763			1,250,000	1,259,763
Federal National Mortgage Association	2.61	%(2)	10/25/2021	-	-	1,000,000	1,048,667			1,000,000	1,048,667
Federal National Mortgage Association	2.65%		8/1/2022	-	-	500,000	527,326			500,000	527,326
Federal National Mortgage Association	2.66%		12/1/2022	-	-	1,000,000	1,074,243			1,000,000	1,074,243
Federal National Mortgage Association	2.67%		7/1/2022	-	-	1,500,000	1,579,129			1,500,000	1,579,129
Federal National Mortgage Association	2.67	%(2)	1/1/2036	-	-	60,103	63,477			60,103	63,477
Federal National Mortgage Association	2.70%		7/25/2026	-	-	1,500,000	1,538,445			1,500,000	1,538,445
Federal National Mortgage Association	2.70%		4/1/2023	-	-	1,422,828	1,501,593			1,422,828	1,501,593
Federal National Mortgage Association	2.75	%(2)	1/1/2038	-	-	23,104	24,358			23,104	24,358
Federal National Mortgage Association	2.76%		6/1/2023	-	-	956,391	1,009,955			956,391	1,009,955
Federal National Mortgage Association	2.92%		12/1/2024	-	-	1,000,000	1,060,245			1,000,000	1,060,245
Federal National Mortgage Association	2.93%		6/1/2030	-	-	3,200,000	3,355,378			3,200,000	3,355,378
Federal National Mortgage Association	2.97%		6/1/2030	-	-	1,321,000	1,392,955			1,321,000	1,392,955

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Federal National Mortgage Association	3.00%		1/1/2043	$-	$-	$836,998	$871,641			$836,998	$871,641
Federal National Mortgage Association	3.02%		7/1/2023	-	-	2,750,000	2,958,232			2,750,000	2,958,232
Federal National Mortgage Association	3.02	%(2)	8/25/2024	-	-	636,000	681,829			636,000	681,829
Federal National Mortgage Association	3.03%		12/1/2021	-	-	459,813	491,491			459,813	491,491
Federal National Mortgage Association	3.09	%(2)	4/25/2027	-	-	1,167,000	1,267,164			1,167,000	1,267,164
Federal National Mortgage Association	3.10%		9/1/2025	-	-	1,000,000	1,074,441			1,000,000	1,074,441
Federal National Mortgage Association	3.12%		1/1/2022	-	-	500,000	537,693			500,000	537,693
Federal National Mortgage Association	3.12%		11/1/2026	-	-	1,000,000	1,081,024			1,000,000	1,081,024
Federal National Mortgage Association	3.24%		10/1/2026	-	-	972,710	1,058,674			972,710	1,058,674
Federal National Mortgage Association	3.24%		12/1/2026	-	-	1,000,000	1,086,131			1,000,000	1,086,131
Federal National Mortgage Association	3.29%		8/1/2026	-	-	1,000,000	1,093,245			1,000,000	1,093,245
Federal National Mortgage Association	3.29%		8/1/2026	-	-	1,500,000	1,637,772			1,500,000	1,637,772
Federal National Mortgage Association	3.30%		12/1/2026	-	-	1,000,000	1,092,353			1,000,000	1,092,353
Federal National Mortgage Association	3.34%		2/1/2027	-	-	1,000,000	1,095,916			1,000,000	1,095,916
Federal National Mortgage Association	3.34%		7/1/2030	-	-	1,000,000	1,091,494			1,000,000	1,091,494
Federal National Mortgage Association	3.35	%(2)	3/25/2024	-	-	1,750,000	1,920,304			1,750,000	1,920,304
Federal National Mortgage Association	3.36%		12/1/2027	-	-	1,092,117	1,196,805			1,092,117	1,196,805
Federal National Mortgage Association	3.38%		1/1/2018	-	-	500,000	512,588			500,000	512,588
Federal National Mortgage Association	3.38%		12/1/2023	-	-	1,500,000	1,645,794			1,500,000	1,645,794
Federal National Mortgage Association	3.45%		1/1/2024	-	-	1,000,000	1,099,546			1,000,000	1,099,546
Federal National Mortgage Association	3.50%		6/1/2042	-	-	625,484	662,544			625,484	662,544
Federal National Mortgage Association	3.50%		5/1/2043	-	-	626,624	668,017			626,624	668,017
Federal National Mortgage Association	3.50%		6/1/2033	-	-	1,155,094	1,229,816			1,155,094	1,229,816
Federal National Mortgage Association	3.50%		8/1/2032	-	-	580,211	617,948			580,211	617,948
Federal National Mortgage Association	3.50%		1/1/2043	-	-	1,231,363	1,312,493			1,231,363	1,312,493
Federal National Mortgage Association	3.50%		5/1/2043	-	-	842,287	897,928			842,287	897,928
Federal National Mortgage Association	3.50%		6/1/2043	-	-	3,234,864	3,448,250			3,234,864	3,448,250
Federal National Mortgage Association	3.50	%(2)	1/25/2024	-	-	3,000,000	3,305,263			3,000,000	3,305,263
Federal National Mortgage Association	3.51	%(2)	12/25/2023	-	-	1,776,000	1,971,768			1,776,000	1,971,768
Federal National Mortgage Association	3.59%		10/1/2020	-	-	95,776	104,068			95,776	104,068
Federal National Mortgage Association	3.64%		10/1/2020	-	-	1,321,873	1,434,472			1,321,873	1,434,472
Federal National Mortgage Association	3.65%		4/25/2021	-	-	866,000	941,542			866,000	941,542
Federal National Mortgage Association	3.67%		7/1/2023	-	-	2,000,000	2,225,517			2,000,000	2,225,517
Federal National Mortgage Association	3.73%		6/25/2021	-	-	500,000	550,039			500,000	550,039
Federal National Mortgage Association	3.74%		7/1/2023	-	-	500,000	556,601			500,000	556,601
Federal National Mortgage Association	3.74%		6/1/2018	-	-	1,361,274	1,410,730			1,361,274	1,410,730
Federal National Mortgage Association	3.76%		12/1/2035	-	-	1,490,205	1,648,038			1,490,205	1,648,038
Federal National Mortgage Association	3.76%		6/25/2021	-	-	1,000,000	1,103,480			1,000,000	1,103,480
Federal National Mortgage Association	3.76%		4/25/2021	-	-	1,000,000	1,099,517			1,000,000	1,099,517
Federal National Mortgage Association	3.77%		8/1/2021	-	-	671,376	737,782			671,376	737,782
Federal National Mortgage Association	3.86%		7/1/2021	-	-	923,666	1,017,141			923,666	1,017,141
Federal National Mortgage Association	3.87%		8/1/2021	-	-	931,363	1,027,418			931,363	1,027,418
Federal National Mortgage Association	3.92%		8/1/2021	-	-	1,440,416	1,591,626			1,440,416	1,591,626
Federal National Mortgage Association	3.94%		7/1/2021	-	-	500,000	554,313			500,000	554,313
Federal National Mortgage Association	3.97%		6/1/2021	-	-	468,473	517,457			468,473	517,457
Federal National Mortgage Association	3.97%		7/1/2021	-	-	467,218	516,599			467,218	516,599
Federal National Mortgage Association	3.98%		8/1/2021	-	-	981,255	1,083,975			981,255	1,083,975
Federal National Mortgage Association	3.99%		7/1/2021	-	-	459,084	507,687			459,084	507,687
Federal National Mortgage Association	4.00%		8/1/2044	-	-	1,471,158	1,583,329			1,471,158	1,583,329
Federal National Mortgage Association	4.00%		7/1/2042	-	-	2,189,813	2,373,959			2,189,813	2,373,959
Federal National Mortgage Association	4.02%		8/1/2021	-	-	1,220,870	1,350,428			1,220,870	1,350,428
Federal National Mortgage Association	4.05%		8/1/2021	-	-	798,486	885,888			798,486	885,888
Federal National Mortgage Association	4.06%		7/1/2021	-	-	1,000,000	1,109,754			1,000,000	1,109,754
Federal National Mortgage Association	4.06%		9/1/2021	-	-	461,302	512,400			461,302	512,400
Federal National Mortgage Association	4.16%		3/1/2021	-	-	459,488	510,000			459,488	510,000
Federal National Mortgage Association	4.23%		3/1/2020	-	-	868,963	944,448			868,963	944,448
Federal National Mortgage Association	4.24%		6/1/2021	-	-	959,546	1,070,432			959,546	1,070,432
Federal National Mortgage Association	4.25%		4/1/2021	-	-	500,000	558,580			500,000	558,580
Federal National Mortgage Association	4.26%		6/1/2021	-	-	348,724	385,970			348,724	385,970
Federal National Mortgage Association	4.32%		6/1/2021	-	-	747,912	836,763			747,912	836,763
Federal National Mortgage Association	4.38%		4/1/2020	-	-	167,741	184,293			167,741	184,293
Federal National Mortgage Association	4.39%		5/1/2021	-	-	241,342	270,170			241,342	270,170
Federal National Mortgage Association	4.45%		7/1/2026	-	-	467,218	547,985			467,218	547,985
Federal National Mortgage Association	4.50%		8/1/2018	-	-	240,558	246,746			240,558	246,746
Federal National Mortgage Association	4.50%		3/1/2019	-	-	52,917	54,365			52,917	54,365
Federal National Mortgage Association	4.65%		6/1/2021	-	-	934,004	1,056,040			934,004	1,056,040
Federal National Mortgage Association	5.00%		5/11/2017	-	-	300,000	311,358			300,000	311,358
Federal National Mortgage Association	5.00%		9/1/2018	-	-	115,081	118,408			115,081	118,408
Federal National Mortgage Association	5.00%		4/1/2019	-	-	79,309	82,347			79,309	82,347
Federal National Mortgage Association	5.00%		12/1/2018	-	-	76,002	78,145			76,002	78,145
Federal National Mortgage Association	5.00%		8/1/2024	-	-	71,663	76,916			71,663	76,916
Federal National Mortgage Association	5.00%		5/1/2023	-	-	76,969	82,624			76,969	82,624
Federal National Mortgage Association	5.00%		8/1/2040	-	-	263,951	296,453			263,951	296,453
Federal National Mortgage Association	5.50%		3/1/2017	-	-	7,741	7,810			7,741	7,810
Federal National Mortgage Association	5.50%		9/1/2017	-	-	10,568	10,723			10,568	10,723
Federal National Mortgage Association	5.50%		5/1/2036	-	-	166,273	188,237			166,273	188,237
Federal National Mortgage Association	5.50%		7/1/2022	-	-	270,718	288,822			270,718	288,822
Federal National Mortgage Association	5.90%		10/1/2017	-	-	703,488	740,534			703,488	740,534
Federal National Mortgage Association	6.00%		10/1/2033	-	-	158,783	180,167			158,783	180,167
Federal National Mortgage Association	6.00%		12/1/2032	-	-	41,210	47,671			41,210	47,671
Federal National Mortgage Association	6.00%		12/1/2032	-	-	82,550	95,990			82,550	95,990
Federal National Mortgage Association	6.00%		3/1/2033	-	-	29,750	34,376			29,750	34,376
Federal National Mortgage Association	6.00%		3/1/2033	-	-	17,716	20,350			17,716	20,350
Federal National Mortgage Association	6.00%		3/1/2033	-	-	18,545	21,177			18,545	21,177
Federal National Mortgage Association	6.00%		11/1/2037	-	-	84,405	96,383			84,405	96,383
Federal National Mortgage Association	6.00%		9/1/2037	-	-	159,278	183,250			159,278	183,250
Federal National Mortgage Association	6.50%		12/1/2022	-	-	15,961	18,367			15,961	18,367
Federal National Mortgage Association	6.50%		3/1/2017	-	-	1,168	1,174			1,168	1,174
Federal National Mortgage Association	6.50%		8/1/2020	-	-	16,997	17,861			16,997	17,861
Federal National Mortgage Association	6.50%		1/1/2036	-	-	19,667	22,247			19,667	22,247
Federal National Mortgage Association	6.50%		10/1/2036	-	-	69,177	84,659			69,177	84,659
Federal National Mortgage Association	7.00%		9/1/2017	-	-	1,761	1,779			1,761	1,779
Federal National Mortgage Association	8.00%		11/1/2037	-	-	6,488	7,318			6,488	7,318

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Federal National Mortgage Association REMIC	0.75	%(2)	8/25/2041	$-	$-	$343,019	$341,220			$343,019	$341,220
Federal National Mortgage Association REMIC	0.77	%(2)	6/27/2036	-	-	83,216	83,125			83,216	83,125
Federal National Mortgage Association REMIC	0.80	%(2)	4/25/2035	-	-	107,084	106,835			107,084	106,835
Federal National Mortgage Association REMIC	0.80	%(2)	8/25/2036	-	-	18,001	17,973			18,001	17,973
Federal National Mortgage Association REMIC	0.85	%(2)	10/25/2042	-	-	713,475	713,128			713,475	713,128
Federal National Mortgage Association REMIC	0.95	%(2)	9/25/2042	-	-	699,660	694,092			699,660	694,092
Federal National Mortgage Association REMIC	0.95	%(2)	10/25/2042	-	-	710,047	710,695			710,047	710,695
Federal National Mortgage Association REMIC	0.95	%(2)	5/25/2035	-	-	253,875	253,741			253,875	253,741
Federal National Mortgage Association REMIC	3.00%		1/25/2046	-	-	696,203	735,084			696,203	735,084
Federal National Mortgage Association REMIC	4.00%		4/25/2033	-	-	410,924	444,981			410,924	444,981
Federal National Mortgage Association REMIC	4.00%		10/25/2025	-	-	698,127	761,777			698,127	761,777
Federal National Mortgage Association REMIC	4.50%		7/25/2029	-	-	1,000,000	1,161,953			1,000,000	1,161,953
Federal National Mortgage Association REMIC	5.00%		7/25/2033	-	-	743,927	825,166			743,927	825,166
Federal National Mortgage Association REMIC	5.00%		9/25/2023	-	-	243,635	251,668			243,635	251,668
Federal National Mortgage Association REMIC	5.00%		8/25/2040	-	-	671,710	830,839			671,710	830,839
Federal National Mortgage Association REMIC	5.50%		4/25/2023	-	-	596,929	654,801			596,929	654,801
Federal National Mortgage Association REMIC	5.50%		5/25/2023	-	-	280,566	304,578			280,566	304,578
Federal National Mortgage Association REMIC	5.50%		2/25/2034	-	-	144,091	151,275			144,091	151,275
Federal National Mortgage Association REMIC	5.50%		12/25/2035	-	-	300,000	358,136			300,000	358,136
Federal National Mortgage Association REMIC	5.50%		1/25/2026	-	-	479,204	526,012			479,204	526,012
Federal National Mortgage Association REMIC	5.50%		11/25/2036	-	-	500,000	571,020			500,000	571,020
Federal National Mortgage Association REMIC	5.50%		7/25/2038	-	-	139,765	155,471			139,765	155,471
Federal National Mortgage Association REMIC	5.50%		4/25/2038	-	-	164,545	170,705			164,545	170,705
Federal National Mortgage Association REMIC	5.65	%(2)	12/25/2042	-	-	149,908	172,083			149,908	172,083
Federal National Mortgage Association REMIC	5.75%		6/25/2033	-	-	288,079	328,465			288,079	328,465
Federal National Mortgage Association REMIC	6.00%		8/25/2037	-	-	111,032	122,259			111,032	122,259
Federal National Mortgage Association REMIC	6.00%		11/25/2032	-	-	418,657	484,138			418,657	484,138
Federal National Mortgage Association REMIC	6.00%		11/25/2039	-	-	185,521	208,589			185,521	208,589
Federal National Mortgage Association REMIC	6.29	%(2)	10/25/2042	-	-	31,186	36,846			31,186	36,846
Federal National Mortgage Association REMIC	6.30	%(2)	12/25/2042	-	-	79,620	94,603			79,620	94,603
Federal National Mortgage Association REMIC	6.50%		1/25/2032	-	-	164,244	191,304			164,244	191,304
Federal National Mortgage Association REMIC	6.50%		2/25/2022	-	-	46,733	52,074			46,733	52,074
Federal National Mortgage Association REMIC	6.50%		8/25/2032	-	-	190,246	222,709			190,246	222,709
Federal National Mortgage Association REMIC	6.50%		5/25/2044	-	-	79,360	96,292			79,360	96,292
Federal National Mortgage Association REMIC	6.50%		8/25/2036	-	-	242,562	284,794			242,562	284,794
Federal National Mortgage Association REMIC	6.79	%(2)	7/25/2023	-	-	166,929	183,731			166,929	183,731
Federal National Mortgage Association REMIC	6.86	%(2)	8/25/2033	-	-	59,356	68,339			59,356	68,339
Federal National Mortgage Association REMIC	7.00%		3/25/2031	-	-	18,272	21,190			18,272	21,190
Federal National Mortgage Association REMIC	7.00%		11/25/2041	-	-	389,976	466,930			389,976	466,930
Federal National Mortgage Association REMIC	7.00%		11/25/2041	-	-	476,391	570,379			476,391	570,379
Federal National Mortgage Association REMIC	7.00%		11/25/2041	-	-	352,409	419,334			352,409	419,334
Federal National Mortgage Association REMIC	7.00%		9/25/2031	-	-	32,956	37,661			32,956	37,661
Federal National Mortgage Association REMIC	7.00%		9/25/2031	-	-	43,835	50,992			43,835	50,992
Federal National Mortgage Association REMIC	7.00%		11/25/2031	-	-	154,427	176,651			154,427	176,651
Federal National Mortgage Association REMIC	8.00%		5/25/2022	-	-	26,216	29,316			26,216	29,316
Federal National Mortgage Association REMIC	9.50%		6/25/2018	-	-	6,518	6,738			6,518	6,738
Federal National Mortgage Association REMIC	10.00	%(2)	3/25/2032	-	-	7,302	9,541			7,302	9,541
Federal National Mortgage Association REMIC	10.43	%(2)	7/25/2035	-	-	118,674	142,686			118,674	142,686
Federal National Mortgage Association REMIC	11.74	%(2)	9/25/2033	-	-	16,663	20,622			16,663	20,622
Federal National Mortgage Association REMIC	12.61	%(2)	7/25/2033	-	-	36,676	47,451			36,676	47,451
Federal National Mortgage Association REMIC	13.09	%(2)	3/25/2038	-	-	11,765	14,692			11,765	14,692
Federal National Mortgage Association REMIC	13.65	%(2)	12/25/2032	-	-	9,941	13,383			9,941	13,383
Federal National Mortgage Association REMIC	14.60	%(2)	11/25/2031	-	-	33,346	48,066			33,346	48,066
Federal National Mortgage Association REMIC	15.25	%(2)	5/25/2034	-	-	40,735	54,886			40,735	54,886
Federal National Mortgage Association REMIC	16.24	%(2)	7/25/2035	-	-	100,082	150,525			100,082	150,525
Federal National Mortgage Association REMIC	18.28	%(2)	5/25/2034	-	-	123,630	179,031			123,630	179,031
Federal National Mortgage Association REMIC	18.28	%(2)	4/25/2034	-	-	87,331	128,149			87,331	128,149
Federal National Mortgage Association REMIC	18.55	%(2)	8/25/2032	-	-	30,161	35,967			30,161	35,967
Federal National Mortgage Association REMIC	21.51	%(2)	6/25/2035	-	-	109,307	151,449			109,307	151,449
Federal National Mortgage Association REMIC	22.19	%(2)	5/25/2034	-	-	16,757	25,972			16,757	25,972
Federal National Mortgage Association REMIC	22.90	%(2)	3/25/2036	-	-	30,027	47,426			30,027	47,426
Federal National Mortgage Association REMIC	23.71	%(2)	2/25/2032	-	-	8,807	15,377			8,807	15,377
Federal National Mortgage Association REMIC	24.39	%(2)	10/25/2036	-	-	12,511	20,630			12,511	20,630
Federal National Mortgage Association REMIC	24.75	%(2)	12/25/2036	-	-	20,385	32,183			20,385	32,183

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Federal National Mortgage Association REMIC, Interest Only STRIPS	0.94	%(2)	8/25/2042	$-	$-	$541,534	$13,925			$541,534	$13,925
Federal National Mortgage Association REMIC, Interest Only STRIPS	1.53	%(2)	1/25/2038	-	-	84,361	5,683			84,361	5,683
Federal National Mortgage Association REMIC, Interest Only STRIPS	1.86	%(2)	4/25/2041	-	-	209,985	14,540			209,985	14,540
Federal National Mortgage Association REMIC, Interest Only STRIPS	5.00%		3/25/2023	-	-	37,594	1,396			37,594	1,396
Federal National Mortgage Association REMIC, Interest Only STRIPS	5.40	%(2)	9/25/2038	-	-	139,024	20,497			139,024	20,497
Federal National Mortgage Association REMIC, Interest Only STRIPS	5.40	%(2)	9/25/2038	-	-	105,997	15,680			105,997	15,680
Federal National Mortgage Association REMIC, Interest Only STRIPS	5.46	%(2)	2/25/2038	-	-	167,876	27,744			167,876	27,744
Federal National Mortgage Association REMIC, Interest Only STRIPS	5.65	%(2)	6/25/2037	-	-	89,083	14,226			89,083	14,226
Federal National Mortgage Association REMIC, Interest Only STRIPS	5.73	%(2)	12/25/2039	-	-	39,572	5,608			39,572	5,608
Federal National Mortgage Association REMIC, Interest Only STRIPS	5.75	%(2)	3/25/2038	-	-	28,784	4,867			28,784	4,867
Federal National Mortgage Association REMIC, Interest Only STRIPS	5.97	%(2)	4/25/2040	-	-	53,640	7,228			53,640	7,228
Federal National Mortgage Association REMIC, Interest Only STRIPS	6.05	%(2)	6/25/2023	-	-	31,571	2,853			31,571	2,853
Federal National Mortgage Association REMIC, Interest Only STRIPS	6.08	%(2)	1/25/2041	-	-	464,599	111,260			464,599	111,260
Federal National Mortgage Association REMIC, Interest Only STRIPS	6.09	%(2)	9/25/2037	-	-	81,184	17,463			81,184	17,463
Federal National Mortgage Association REMIC, Interest Only STRIPS	6.10	%(2)	2/25/2039	-	-	59,137	12,826			59,137	12,826
Federal National Mortgage Association REMIC, Interest Only STRIPS	6.13	%(2)	6/25/2036	-	-	55,708	8,571			55,708	8,571
Federal National Mortgage Association REMIC, Interest Only STRIPS	6.25	%(2)	3/25/2036	-	-	911,443	194,273			911,443	194,273
Federal National Mortgage Association REMIC, Interest Only STRIPS	6.50%		5/25/2033	-	-	41,503	7,262			41,503	7,262
Federal National Mortgage Association REMIC, Interest Only STRIPS	6.70	%(2)	7/25/2037	-	-	146,640	33,924			146,640	33,924
Federal National Mortgage Association REMIC, Interest Only STRIPS	7.00%		6/25/2033	-	-	52,284	12,498			52,284	12,498
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		9/25/2043	-	-	413,399	341,898			413,399	341,898
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		10/25/2043	-	-	418,021	342,013			418,021	342,013
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		12/25/2043	-	-	1,228,725	1,012,094			1,228,725	1,012,094
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		12/25/2032	-	-	25,420	24,173			25,420	24,173
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		3/25/2036	-	-	248,575	219,528			248,575	219,528
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		4/25/2036	-	-	47,551	42,623			47,551	42,623
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		3/25/2036	-	-	52,915	48,302			52,915	48,302
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		6/25/2036	-	-	51,933	49,657			51,933	49,657
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		6/25/2036	-	-	58,722	56,497			58,722	56,497
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		12/25/2033	-	-	146,565	140,284			146,565	140,284
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		6/25/2036	-	-	30,588	29,047			30,588	29,047
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		7/25/2036	-	-	22,227	21,321			22,227	21,321
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		6/25/2035	-	-	21,102	20,769			21,102	20,769
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		7/25/2036	-	-	24,241	23,048			24,241	23,048
Federal National Mortgage Association REMIC, Principal Only STRIPS	0.00%		11/25/2036	-	-	47,879	45,956			47,879	45,956
Federal National Mortgage Association, Principal Only STRIPS(6)	0.00%		5/15/2030	-	-	400,000	280,069			400,000	280,069
Federal National Mortgage Association, Principal Only STRIPS	0.00%		9/25/2024	-	-	21,352	19,937			21,352	19,937
Federal National Mortgage Association, Principal Only STRIPS	0.00%		8/25/2032	-	-	64,806	59,532			64,806	59,532
Federal National Mortgage Association, Principal Only STRIPS	0.00%		1/25/2033	-	-	11,877	11,006			11,877	11,006
Financing Corp., Principal Only STRIPS	0.00%		5/11/2018	-	-	1,700,000	1,674,425			1,700,000	1,674,425
Financing Corp., Principal Only STRIPS	0.00%		11/30/2017	-	-	1,000,000	989,102			1,000,000	989,102
Financing Corp., Principal Only STRIPS	0.00%		9/26/2019	-	-	1,000,000	969,847			1,000,000	969,847
FREMF Mortgage Trust(1)	3.83	%(2)	7/25/2049	-	-	420,000	396,757			420,000	396,757
Government National Mortgage Association	0.74	%(2)	8/20/2060	-	-	307,646	307,570			307,646	307,570
Government National Mortgage Association	0.78	%(2)	12/20/2062	-	-	352,860	348,810			352,860	348,810
Government National Mortgage Association	0.84	%(2)	12/20/2060	-	-	948,701	940,438			948,701	940,438
Government National Mortgage Association	0.85	%(2)	3/20/2063	-	-	837,492	829,299			837,492	829,299
Government National Mortgage Association	0.87	%(2)	4/20/2060	-	-	480,203	478,185			480,203	478,185
Government National Mortgage Association	0.89	%(2)	11/20/2059	-	-	157,551	157,582			157,551	157,582
Government National Mortgage Association	0.89	%(2)	3/20/2060	-	-	137,392	137,408			137,392	137,408
Government National Mortgage Association	0.89	%(2)	6/20/2065	-	-	704,655	698,239			704,655	698,239
Government National Mortgage Association	0.91	%(2)	1/20/2061	-	-	708,600	705,045			708,600	705,045
Government National Mortgage Association	0.91	%(2)	7/20/2064	-	-	1,412,008	1,401,372			1,412,008	1,401,372
Government National Mortgage Association	0.91	%(2)	9/20/2064	-	-	1,368,645	1,356,155			1,368,645	1,356,155
Government National Mortgage Association	0.91	%(2)	8/20/2065	-	-	758,273	750,672			758,273	750,672
Government National Mortgage Association	0.92	%(2)	2/20/2065	-	-	1,414,711	1,401,800			1,414,711	1,401,800
Government National Mortgage Association	0.94	%(2)	6/20/2064	-	-	1,646,851	1,634,005			1,646,851	1,634,005
Government National Mortgage Association	0.94	%(2)	7/20/2064	-	-	1,143,039	1,134,159			1,143,039	1,134,159
Government National Mortgage Association	0.94	%(2)	12/20/2064	-	-	1,754,100	1,744,055			1,754,100	1,744,055
Government National Mortgage Association	0.94	%(2)	7/20/2064	-	-	1,165,825	1,156,826			1,165,825	1,156,826
Government National Mortgage Association	0.95	%(2)	10/20/2062	-	-	399,345	397,379			399,345	397,379
Government National Mortgage Association	0.96	%(2)	9/20/2065	-	-	678,618	673,857			678,618	673,857
Government National Mortgage Association	0.99	%(2)	7/20/2062	-	-	240,568	239,855			240,568	239,855
Government National Mortgage Association	1.02	%(2)	9/20/2062	-	-	725,040	723,859			725,040	723,859
Government National Mortgage Association	1.02	%(2)	5/20/2066	-	-	1,000,000	1,000,000			1,000,000	1,000,000
Government National Mortgage Association	1.04	%(2)	11/20/2065	-	-	9,885,069	9,859,418			9,885,069	9,859,418
Government National Mortgage Association	1.04	%(2)	11/20/2065	-	-	2,973,583	2,965,901			2,973,583	2,965,901
Government National Mortgage Association	1.09	%(2)	5/20/2061	-	-	316,618	316,351			316,618	316,351
Government National Mortgage Association	1.09	%(2)	1/20/2064	-	-	841,309	841,492			841,309	841,492
Government National Mortgage Association	1.09	%(2)	2/20/2064	-	-	1,299,166	1,299,445			1,299,166	1,299,445
Government National Mortgage Association	1.09	%(2)	3/20/2064	-	-	768,204	768,357			768,204	768,357
Government National Mortgage Association	1.10	%(2)	12/20/2065	-	-	533,393	533,898			533,393	533,898
Government National Mortgage Association	1.14	%(2)	5/20/2061	-	-	354,670	354,749			354,670	354,749
Government National Mortgage Association	1.65%		1/20/2063	-	-	1,411,926	1,417,931			1,411,926	1,417,931
Government National Mortgage Association	1.65%		2/20/2063	-	-	1,878,619	1,886,617			1,878,619	1,886,617
Government National Mortgage Association	1.75%		3/20/2063	-	-	930,713	942,435			930,713	942,435

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Government National Mortgage Association	3.50%		11/20/2039	$-	$-	$500,000	$526,488			$500,000	$526,488
Government National Mortgage Association	4.76	%(2)	10/20/2043	-	-	1,290,574	1,440,876			1,290,574	1,440,876
Government National Mortgage Association	5.00%		4/16/2023	-	-	1,000,000	1,048,163			1,000,000	1,048,163
Government National Mortgage Association	5.48	%(2)	1/20/2038	-	-	576,697	657,858			576,697	657,858
Government National Mortgage Association	5.50%		9/20/2039	-	-	235,122	267,913			235,122	267,913
Government National Mortgage Association	5.50%		4/20/2034	-	-	248,625	283,362			248,625	283,362
Government National Mortgage Association	5.50%		7/20/2037	-	-	800,000	910,486			800,000	910,486
Government National Mortgage Association	5.50%		8/20/2038	-	-	414,485	468,238			414,485	468,238
Government National Mortgage Association	5.50%		11/20/2020	-	-	475,023	497,480			475,023	497,480
Government National Mortgage Association	5.50%		1/16/2033	-	-	488,187	556,012			488,187	556,012
Government National Mortgage Association	5.54	%(2)	7/20/2040	-	-	411,404	471,197			411,404	471,197
Government National Mortgage Association	5.86	%(2)	12/20/2038	-	-	159,228	183,446			159,228	183,446
Government National Mortgage Association	6.00%		9/20/2038	-	-	163,345	186,601			163,345	186,601
Government National Mortgage Association	6.00%		8/20/2039	-	-	188,998	218,316			188,998	218,316
Government National Mortgage Association	6.50%		6/20/2032	-	-	258,155	308,511			258,155	308,511
Government National Mortgage Association	6.50%		6/20/2033	-	-	850,000	1,022,596			850,000	1,022,596
Government National Mortgage Association	6.50%		7/20/2032	-	-	129,932	154,982			129,932	154,982
Government National Mortgage Association	6.50%		7/16/2032	-	-	172,885	204,848			172,885	204,848
Government National Mortgage Association	6.50%		6/20/2032	-	-	70,950	85,000			70,950	85,000
Government National Mortgage Association	6.50%		10/16/2024	-	-	249,019	282,947			249,019	282,947
Government National Mortgage Association	7.33%		11/20/2030	-	-	20,903	25,481			20,903	25,481
Government National Mortgage Association	7.50%		11/20/2029	-	-	77,510	90,622			77,510	90,622
Government National Mortgage Association	8.00%		6/20/2030	-	-	23,087	27,728			23,087	27,728
Government National Mortgage Association	8.50%		2/16/2030	-	-	201,259	238,988			201,259	238,988
Government National Mortgage Association	9.00%		5/16/2027	-	-	13,502	15,603			13,502	15,603
Government National Mortgage Association	12.50	%(2)	10/20/2037	-	-	39,818	53,788			39,818	53,788
Government National Mortgage Association	15.37	%(2)	6/17/2035	-	-	33,015	47,706			33,015	47,706
Government National Mortgage Association	15.75	%(2)	5/18/2034	-	-	3,430	4,370			3,430	4,370
Government National Mortgage Association	18.45	%(2)	4/16/2034	-	-	54,849	84,382			54,849	84,382
Government National Mortgage Association	18.86	%(2)	9/20/2037	-	-	18,244	26,273			18,244	26,273
Government National Mortgage Association	21.71	%(2)	4/20/2037	-	-	60,027	96,363			60,027	96,363
Government National Mortgage Association	27.26	%(2)	9/20/2034	-	-	32,999	57,444			32,999	57,444
Government National Mortgage Association, Interest Only STRIPS	5.25	%(2)	12/20/2038	-	-	72,025	11,094			72,025	11,094
Government National Mortgage Association, Interest Only STRIPS	5.38	%(2)	2/20/2038	-	-	115,341	20,539			115,341	20,539
Government National Mortgage Association, Interest Only STRIPS	5.50%		10/16/2037	-	-	195,187	22,083			195,187	22,083
Government National Mortgage Association, Interest Only STRIPS	5.55	%(2)	11/20/2037	-	-	106,813	17,085			106,813	17,085
Government National Mortgage Association, Interest Only STRIPS	5.63	%(2)	6/20/2039	-	-	81,603	14,435			81,603	14,435
Government National Mortgage Association, Interest Only STRIPS	5.65	%(2)	10/20/2034	-	-	136,249	21,720			136,249	21,720
Government National Mortgage Association, Interest Only STRIPS	5.66	%(2)	2/16/2039	-	-	42,819	6,806			42,819	6,806
Government National Mortgage Association, Interest Only STRIPS	5.75	%(2)	5/20/2037	-	-	72,943	13,377			72,943	13,377
Government National Mortgage Association, Interest Only STRIPS	5.75	%(2)	3/20/2037	-	-	83,451	14,694			83,451	14,694
Government National Mortgage Association, Interest Only STRIPS	5.75	%(2)	6/20/2038	-	-	67,060	11,781			67,060	11,781
Government National Mortgage Association, Interest Only STRIPS	5.82	%(2)	4/20/2039	-	-	103,771	16,485			103,771	16,485
Government National Mortgage Association, Interest Only STRIPS	5.85	%(2)	9/20/2035	-	-	217,465	39,807			217,465	39,807
Government National Mortgage Association, Interest Only STRIPS	5.85	%(2)	3/20/2039	-	-	92,061	10,828			92,061	10,828
Government National Mortgage Association, Interest Only STRIPS	5.96	%(2)	5/16/2038	-	-	228,679	44,849			228,679	44,849
Government National Mortgage Association, Interest Only STRIPS	5.96	%(2)	6/16/2039	-	-	147,270	12,704			147,270	12,704
Government National Mortgage Association, Interest Only STRIPS	6.03	%(2)	6/16/2037	-	-	105,491	20,408			105,491	20,408
Government National Mortgage Association, Interest Only STRIPS	6.06	%(2)	3/16/2034	-	-	154,924	6,821			154,924	6,821
Government National Mortgage Association, Interest Only STRIPS	6.10	%(2)	12/20/2037	-	-	51,126	9,521			51,126	9,521
Government National Mortgage Association, Interest Only STRIPS	6.10	%(2)	11/20/2037	-	-	51,724	9,400			51,724	9,400
Government National Mortgage Association, Interest Only STRIPS	6.25	%(2)	7/20/2036	-	-	33,970	1,644			33,970	1,644
Government National Mortgage Association, Interest Only STRIPS	6.30	%(2)	7/20/2037	-	-	190,006	35,479			190,006	35,479
Government National Mortgage Association, Interest Only STRIPS	6.33	%(2)	8/20/2037	-	-	136,509	20,808			136,509	20,808
Government National Mortgage Association, Interest Only STRIPS	6.37	%(2)	4/16/2037	-	-	64,227	13,512			64,227	13,512
Government National Mortgage Association, Interest Only STRIPS	6.50%		3/20/2039	-	-	53,469	11,574			53,469	11,574
Government National Mortgage Association, Interest Only STRIPS	6.50	%(2)	10/20/2032	-	-	22,135	297			22,135	297
Government National Mortgage Association, Interest Only STRIPS	7.51	%(2)	4/16/2032	-	-	103,139	23,032			103,139	23,032
Government National Mortgage Association, Principal Only STRIPS	0.00%		6/16/2033	-	-	70,390	63,316			70,390	63,316
Government National Mortgage Association, Principal Only STRIPS	0.00%		3/16/2033	-	-	9,881	9,316			9,881	9,316
Government National Mortgage Association, Principal Only STRIPS	0.00%		2/17/2033	-	-	73,967	71,228			73,967	71,228
Government National Mortgage Association, Principal Only STRIPS	0.00%		3/20/2037	-	-	89,854	86,155			89,854	86,155
Government National Mortgage Association, Principal Only STRIPS	0.00%		1/20/2038	-	-	30,157	27,990			30,157	27,990
Government National Mortgage Association, Principal Only STRIPS	0.00%		11/16/2037	-	-	31,273	28,348			31,273	28,348
National Credit Union Administration Guaranteed Notes Trust	2.65%		10/29/2020	-	-	27,813	27,832			27,813	27,832

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

National Credit Union Administration Guaranteed Notes Trust	2.90%	10/29/2020	$-	$-	$28,242	$28,255			$28,242	$28,255
Residual Funding Corp., Principal Only STRIPS	0.00%	10/15/2019	-	-	1,950,000	1,887,456			1,950,000	1,887,456
Residual Funding Corp., Principal Only STRIPS	0.00%	7/15/2020	-	-	5,105,000	4,873,580			5,105,000	4,873,580
Residual Funding Corp., Principal Only STRIPS	0.00%	10/15/2020	-	-	1,220,000	1,161,041			1,220,000	1,161,041
Tennessee Valley Authority	4.25%	9/15/2065	-	-	632,000	741,693			632,000	741,693
Tennessee Valley Authority(6)	4.63%	9/15/2060	-	-	22,000	27,405			22,000	27,405
Tennessee Valley Authority	5.25%	9/15/2039	-	-	400,000	548,179			400,000	548,179
Tennessee Valley Authority	5.88%	4/1/2036	-	-	150,000	217,370			150,000	217,370
Tennessee Valley Authority, Principal Only STRIPS	0.00%	3/15/2032	-	-	300,000	190,742			300,000	190,742
Tennessee Valley Authority, Principal Only STRIPS	0.00%	5/1/2019	-	-	200,000	193,674			200,000	193,674
Tennessee Valley Authority, Principal Only STRIPS	0.00%	11/1/2025	-	-	750,000	606,692			750,000	606,692
Tennessee Valley Authority, Principal Only STRIPS	0.00%	1/15/2038	-	-	150,000	73,181			150,000	73,181
Vendee Mortgage Trust	7.50%	2/15/2027	-	-	430,137	509,589			430,137	509,589

Total U.S. Government Agency Obligations				19,262		241,379,168				241,398,430

			Total Cost ($19,396)		Total Cost ($233,053,875)				Total Cost ($233,073,271)
U.S. Government Obligations - 27.7%
U.S. Treasury Bond(6)	2.50%	2/15/2046	111,000	115,583	-	-			111,000	115,583
U.S. Treasury Bond	3.50%	2/15/2039	-	-	4,220,000	5,325,771			4,220,000	5,325,771
U.S. Treasury Bond	3.88%	8/15/2040	-	-	420,000	557,435			420,000	557,435
U.S. Treasury Bond	4.25%	5/15/2039	-	-	50,000	69,883			50,000	69,883
U.S. Treasury Bond	4.25%	11/15/2040	-	-	300,000	420,070			300,000	420,070
U.S. Treasury Bond(6)	4.38%	2/15/2038	-	-	4,700,000	6,700,071			4,700,000	6,700,071
U.S. Treasury Bond	4.38%	11/15/2039	-	-	3,875,000	5,507,948			3,875,000	5,507,948
U.S. Treasury Bond	4.38%	5/15/2040	-	-	200,000	284,547			200,000	284,547
U.S. Treasury Bond(6)	4.50%	5/15/2038	-	-	200,000	290,133			200,000	290,133
U.S. Treasury Bond	5.25%	2/15/2029	-	-	130,000	183,818			130,000	183,818
U.S. Treasury Bond(6)	5.38%	2/15/2031	-	-	150,000	222,475			150,000	222,475
U.S. Treasury Bond(6)	8.00%	11/15/2021	-	-	1,000,000	1,361,445			1,000,000	1,361,445
U.S. Treasury Bond	8.50%	2/15/2020	-	-	815,000	1,038,966			815,000	1,038,966
U.S. Treasury Bond	8.75%	8/15/2020	-	-	2,100,000	2,768,720			2,100,000	2,768,720
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	8/15/2039	-	-	150,000	90,070			150,000	90,070
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	8/15/2031	-	-	1,000,000	744,878			1,000,000	744,878
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2032	-	-	7,000,000	5,147,401			7,000,000	5,147,401
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2032	-	-	1,150,000	833,507			1,150,000	833,507
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2033	-	-	300,000	214,159			300,000	214,159
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2033	-	-	400,000	281,606			400,000	281,606
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	2/15/2034	-	-	1,775,000	1,229,984			1,775,000	1,229,984
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	8/15/2034	-	-	150,000	102,369			150,000	102,369
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	2/15/2035	-	-	160,000	107,663			160,000	107,663
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2030	-	-	2,525,000	1,918,470			2,525,000	1,918,470
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2031	-	-	1,950,000	1,461,246			1,950,000	1,461,246
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2031	-	-	3,330,000	2,464,383			3,330,000	2,464,383
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2032	-	-	2,700,000	1,970,104			2,700,000	1,970,104
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2032	-	-	1,250,000	899,651			1,250,000	899,651
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2033	-	-	800,000	567,758			800,000	567,758
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2033	-	-	2,400,000	1,678,097			2,400,000	1,678,097
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2034	-	-	1,550,000	1,066,155			1,550,000	1,066,155
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2034	-	-	1,450,000	982,358			1,450,000	982,358
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	11/15/2016	-	-	500,000	499,339			500,000	499,339
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2017	-	-	10,850,000	10,820,065			10,850,000	10,820,065
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2017	-	-	500,000	496,924			500,000	496,924
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	11/15/2017	-	-	250,000	247,997			250,000	247,997
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2018	-	-	50,000	49,512			50,000	49,512
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2018	-	-	5,000,000	4,935,980			5,000,000	4,935,980
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2019	-	-	2,805,000	2,745,282			2,805,000	2,745,282
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	8/15/2019	-	-	850,000	829,134			850,000	829,134
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2019	-	-	1,200,000	1,165,918			1,200,000	1,165,918
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	2/15/2020	-	-	2,160,000	2,092,872			2,160,000	2,092,872
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2020	-	-	5,952,000	5,740,424			5,952,000	5,740,424
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	8/15/2020	-	-	5,200,000	5,002,962			5,200,000	5,002,962
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	2/15/2021	-	-	3,250,000	3,096,359			3,250,000	3,096,359
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2021	-	-	5,040,000	4,785,661			5,040,000	4,785,661
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2021	-	-	1,500,000	1,416,459			1,500,000	1,416,459
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2021	-	-	2,260,000	2,122,221			2,260,000	2,122,221
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2022	-	-	19,500,000	18,193,461			19,500,000	18,193,461
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2022	-	-	2,640,000	2,452,668			2,640,000	2,452,668
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2022	-	-	4,900,000	4,538,478			4,900,000	4,538,478
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2022	-	-	700,000	644,763			700,000	644,763
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	2/15/2023	-	-	5,425,000	4,966,810			5,425,000	4,966,810
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2023	-	-	2,520,000	2,284,509			2,520,000	2,284,509
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2023	-	-	12,550,000	11,421,692			12,550,000	11,421,692
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2024	-	-	200,000	179,289			200,000	179,289
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2024	-	-	200,000	178,350			200,000	178,350
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2024	-	-	1,300,000	1,151,715			1,300,000	1,151,715

			Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2024	$-	$-	$500,000	$440,867			$500,000	$440,867
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2025	-	-	1,100,000	962,822			1,100,000	962,822
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2025	-	-	500,000	434,629			500,000	434,629
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2025	-	-	2,000,000	1,730,510			2,000,000	1,730,510
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2026	-	-	100,000	85,438			100,000	85,438
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2026	-	-	70,000	59,177			70,000	59,177
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2026	-	-	1,350,000	1,133,191			1,350,000	1,133,191
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2027	-	-	950,000	793,559			950,000	793,559
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2027	-	-	200,000	166,005			200,000	166,005
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	8/15/2027	-	-	500,000	412,274			500,000	412,274
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2027	-	-	1,090,000	893,605			1,090,000	893,605
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2028	-	-	430,000	349,694			430,000	349,694
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	8/15/2028	-	-	1,250,000	1,005,576			1,250,000	1,005,576
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2028	-	-	510,000	412,148			510,000	412,148
U.S. Treasury Bond, Principal Only STRIPS(6)	0.00%	11/15/2028	-	-	200,000	159,887			200,000	159,887
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2035	-	-	550,000	367,511			550,000	367,511
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2029	-	-	1,742,000	1,384,395			1,742,000	1,384,395
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2029	-	-	550,000	431,384			550,000	431,384
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2029	-	-	150,000	118,342			150,000	118,342
U.S. Treasury Bond, Principal Only STRIPS	0.00%	11/15/2029	-	-	425,000	331,074			425,000	331,074
U.S. Treasury Bond, Principal Only STRIPS	0.00%	5/15/2030	-	-	430,000	330,961			430,000	330,961
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2030	-	-	1,425,000	1,102,478			1,425,000	1,102,478
U.S. Treasury Bond, Principal Only STRIPS	0.00%	8/15/2030	-	-	550,000	420,396			550,000	420,396
U.S. Treasury Bond, Principal Only STRIPS	0.00%	2/15/2031	-	-	1,250,000	943,064			1,250,000	943,064
U.S. Treasury Inflation Indexed Bond	2.13%	2/15/2040	-	-	221,360	289,391			221,360	289,391
U.S. Treasury Inflation Indexed Bond	2.50%	1/15/2029	-	-	111,422	141,175			111,422	141,175
U.S. Treasury Inflation Indexed Note	0.13%	4/15/2019	-	-	204,186	208,501			204,186	208,501
U.S. Treasury Inflation Indexed Note	0.13%	1/15/2022	-	-	239,925	244,524			239,925	244,524
U.S. Treasury Inflation Indexed Note(6)	1.38%	1/15/2020	-	-	335,197	357,888			335,197	357,888
U.S. Treasury Note	0.38%	10/31/2016	3,475,000	3,475,236	-	-			3,475,000	3,475,236
U.S. Treasury Note(6)	0.50%	2/28/2017	760,000	760,208	-	-			760,000	760,208
U.S. Treasury Note	0.63%	6/30/2018	188,000	188,088	-	-			188,000	188,088
U.S. Treasury Note(6)	0.75%	1/31/2018	79,700	79,915	-	-			79,700	79,915
U.S. Treasury Note(6)	0.75%	2/15/2019	886,000	887,730	1,000,000	1,001,953			1,886,000	1,889,683
U.S. Treasury Note	0.75%	4/30/2018	190,000	190,549	-	-			190,000	190,549
U.S. Treasury Note	0.75%	2/28/2018	9,523,000	9,549,036	-	-			9,523,000	9,549,036
U.S. Treasury Note(6)	0.88%	7/31/2019	-	-	70,000	70,287			70,000	70,287
U.S. Treasury Note	1.00%	6/15/2019	157,000	157,779	-	-			157,000	157,779
U.S. Treasury Note	1.00%	6/30/2021	1,177,000	1,182,839	-	-			1,177,000	1,182,839
U.S. Treasury Note	1.00%	6/30/2019	-	-	130,000	131,102			130,000	131,102
U.S. Treasury Note	1.00%	8/31/2019	-	-	500,000	503,848			500,000	503,848
U.S. Treasury Note	1.00%	11/30/2019	-	-	400,000	402,609			400,000	402,609
U.S. Treasury Note	1.25%	11/30/2018	-	-	740,000	750,551			740,000	750,551
U.S. Treasury Note	1.25%	6/30/2023	220,000	221,134	-	-			220,000	221,134
U.S. Treasury Note(6)	1.38%	4/30/2020	-	-	4,000,000	4,075,312			4,000,000	4,075,312
U.S. Treasury Note	1.38%	5/31/2021	-	-	-	-			-	-
U.S. Treasury Note	1.50%	1/31/2022	-	-	300,000	306,070			300,000	306,070
U.S. Treasury Note	1.50%	8/31/2018	-	-	200,000	203,773			200,000	203,773
U.S. Treasury Note	1.50%	5/31/2019	-	-	5,000,000	5,112,890			5,000,000	5,112,890
U.S. Treasury Note	1.63%	5/15/2026	310,000	313,790	-	-			310,000	313,790
U.S. Treasury Note	1.63%	8/15/2022	-	-	500,000	512,735			500,000	512,735
U.S. Treasury Note	1.63%	7/31/2020	4,496,000	4,623,327	-	-			4,496,000	4,623,327
U.S. Treasury Note	1.75%	9/30/2022	-	-	350,000	361,088			350,000	361,088
U.S. Treasury Note	1.75%	1/31/2023	378,000	389,606	-	-			378,000	389,606
U.S. Treasury Note	1.75%	5/15/2023	-	-	1,300,000	1,341,083			1,300,000	1,341,083
U.S. Treasury Note	1.75%	10/31/2020	-	-	5,000,000	5,168,165			5,000,000	5,168,165
U.S. Treasury Note(6)	2.00%	11/30/2020	-	-	14,000,000	14,629,454			14,000,000	14,629,454
U.S. Treasury Note	2.00%	10/31/2021	-	-	150,000	157,107			150,000	157,107
U.S. Treasury Note	2.00%	7/31/2022	-	-	1,500,000	1,570,546			1,500,000	1,570,546
U.S. Treasury Note	2.13%	1/31/2021	-	-	2,500,000	2,628,710			2,500,000	2,628,710
U.S. Treasury Note	2.13%	8/31/2020	-	-	1,500,000	1,573,242			1,500,000	1,573,242
U.S. Treasury Note	2.13%	5/15/2025	-	-	3,000,000	3,168,867			3,000,000	3,168,867
U.S. Treasury Note	2.13%	6/30/2022	-	-	650,000	685,344			650,000	685,344

				Voya Limited Maturity Bond VP		JPMorgan Core Bond VP		Adjustments			Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Principal	Value	Principal	Value	Principal	Value		Principal	Value

U.S. Treasury Note(6)	2.25%		7/31/2018	$-	$-	$500,000	$516,933				$500,000	$516,933
U.S. Treasury Note	2.25%		4/30/2021	-	-	335,000	354,563				335,000	354,563
U.S. Treasury Note	2.38%		8/15/2024	-	-	2,380,000	2,561,846				2,380,000	2,561,846
U.S. Treasury Note	2.63%		8/15/2020	-	-	550,000	587,984				550,000	587,984
U.S. Treasury Note	2.63%		11/15/2020	-	-	650,000	696,414				650,000	696,414
U.S. Treasury Note(6)	2.75%		12/31/2017	-	-	50,000	51,607				50,000	51,607
U.S. Treasury Note	3.13%		5/15/2019	-	-	1,000,000	1,068,828				1,000,000	1,068,828
U.S. Treasury Note	3.13%		10/31/2016	-	-	150,000	151,371				150,000	151,371
U.S. Treasury Note	3.13%		4/30/2017	-	-	300,000	306,442				300,000	306,442
U.S. Treasury Note	3.25%		12/31/2016	-	-	4,000,000	4,056,376				4,000,000	4,056,376
U.S. Treasury Note	3.63%		2/15/2020	-	-	700,000	770,274				700,000	770,274

Total U.S. Government Obligations					22,134,820		209,737,825					231,872,645

				Total Cost ($21,955,349)		Total Cost ($193,606,877)					Total Cost ($215,562,226)

				Shares	Value	Shares	Value	Shares	Value		Shares	Value

Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio	0.51	%(8)		3,325,155	3,325,155	31,670,629	31,670,629				34,995,784	34,995,784

Total Securities Lending Collateral					3,325,155		31,670,629					34,995,784

				Total Cost ($3,325,155)		Total Cost ($31,670,629)					Total Cost ($34,995,784)

				Principal	Value	Principal	Value	Principal	Value		Principal	Value

Repurchase Agreement - 4.2%
State Street Bank & Trust Co.	0.03	%(8)	7/1/2016	$1,461,855	1,461,855	$33,858,541	33,858,541				$35,320,396	35,320,396

Total Repurchase Agreement					1,461,855		33,858,541					35,320,396

				Total Cost ($1,461,855)		Total Cost ($33,858,541)					Total Cost ($35,320,396)

Total Investments					89,307,871		785,406,235					874,714,106

				Total Cost ($88,850,885)		Total Cost ($753,522,401)					Total Cost ($842,373,286)(9)
Other Assets and Liabilities - (4.4)%					(3,248,278)		(34,143,187)		(40,000	)(a)		(37,431,465)

Net Assets					$86,059,593		$751,263,048		($40,000)			$837,282,641

(1)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $122,758,471, representing 14.7% of the Portfolio’s net assets.

(2)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(3)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $4,613,066, representing 0.6% of the Portfolio’s net assets.
(4)

Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $1,025,860, representing 0.1% of the Portfolio’s net assets.

(5)	Securities are Level 3 of the fair value hierarchy.
(6)

All or a portion of the securities are on loan. The total value of all securities on loan is $34,280,008. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(7)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2016; the maturity dates disclosed are the ultimate maturity dates.
(8)	Rates disclosed reflect the yields at June 30, 2016.
(9)

Aggregate cost for federal income tax purposes is $842,373,286. Aggregate gross unrealized appreciation and depreciation for all securities is $34,830,068 and $2,489,248, respectively. Net unrealized appreciation for tax purposes is $32,340,820.

	Fixed Rate	Expiration Date		Notional Amount	Fair Value	Premiums (Received)	Net Unrealized Appreciation (Depreciation)	Notional Amount	Fair Value	Premiums (Received)	Net Unrealized Appreciation (Depreciation)		Notional Amount	Fair Value	Premiums (Received)	Net Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Agreements:
Interest Rate Swap Agreements - Fixed Rate Payable
3-Month USD-LIBOR	1.49%	7/31/2020	USD	4,496,000	$(134,095)	$-	$(134,095)	-	-	-	-	USD	4,496,000	$(134,095)	-	$(134,095)
3-Month USD-LIBOR	1.56%	11/4/2020	USD	4,356,000	(124,003)	-	(124,003)	-	-	-	-	USD	4,356,000	(124,003)	-	(124,003)

Total Centrally Cleared Swap Agreements:					$(258,098)	$-	$(258,098)		-	-	-			$(258,098)	$-	$(258,098)

	Long/Short	Expiration Date		Number of Contracts		Unrealized Appreciation	Unrealized Depreciation	Number of Contracts		Unrealized Appreciation	Unrealized Depreciation		Number of Contracts		Unrealized Appreciation	Unrealized Depreciation
Futures Contracts
2-Year U.S. Treasury Note	Long	9/30/2016		102		$151,302	$-			-	-		102		$151,302	$-
5-Year U.S. Treasury Note	Long	9/30/2016		13		26,887				-	-		13		26,887	-
10-Year U.S. Treasury Note	Short	9/21/2016		(7)		-	(26,593)			-	-		(7)		-	(26,593)
U.S. Treasury Bond	Short	9/21/2016		(1)		435				-	-		(1)		435	-

Total Futures Contracts						$178,624	$(26,593)			-	-				$178,624	$(26,593)

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Asset-Backed Securities	$-	$13,207,049	$-	$13,207,049	$-	$75,118,850	$383,145	$75,501,995	$-	$88,325,899	$383,145	$88,709,044
Corporate Debt Securities	-	41,383,322	-	41,383,322	-	153,958,990	-	153,958,990	-	195,342,312	-	195,342,312
Foreign Government Obligations	-	-	-	-	-	8,301,021	-	8,301,021	-	8,301,021	-	8,301,021
Mortgage-Backed Securities	-	7,776,408	-	7,776,408	-	29,348,395	642,715	29,991,110	-	37,124,803	642,715	37,767,518
Municipal Government Obligations	-	-	-	-	-	1,006,956	-	1,006,956	-	1,006,956	-	1,006,956
U.S. Government Agency Obligations	-	19,262	-	19,262	-	241,379,168	-	241,379,168	-	241,398,430	-	241,398,430
U.S. Government Obligations	-	22,134,820	-	22,134,820	-	209,737,825	-	209,737,825	-	231,872,645	-	231,872,645
Securities Lending Collateral	3,325,155	-	-	3,325,155	31,670,629	-	-	31,670,629	34,995,784	-	-	34,995,784
Repurchase Agreement	-	1,461,855	-	1,461,855	-	33,858,541	-	33,858,541	-	35,320,396	-	35,320,396
Total Investments	$3,325,155	$85,982,716	$-	$89,307,871	$31,670,629	$752,709,746	$1,025,860	$785,406,235	$34,995,784	$838,692,462	$1,025,860	$874,714,106

Other Financial Instruments
Futures Contracts	$178,624	$-	$-	$178,624	$-	$-	$-	$-	$178,624	$-	$-	$178,624
Total Other Financial Instruments	$178,624	$-	$-	$178,624	$-	$-	$-	$-	$178,624	$-	$-	$178,624

Liabilities
Other Financial Instruments
Centrally Cleared Swap Agreements:	$-	$(258,098)	$-	$(258,098)	$-	$-	$-	$-	$-	$(258,098)	$-	$(258,098)
Futures Contracts	(26,593)	-	-	(26,593)	-	-	-	-	(26,593)	-	-	(26,593)
Total Other Financial Instruments	$(26,593)	$(258,098)	$-	$(284,691)	$-	$-	$-	$-	$(26,593)	$(258,098)	$-	$(284,691)

(a) See Note 2 of the Notes to the Pro Forma Financial Statements.

As of June 30, 2016, all securities held by the Target Portfolio would comply with the investment restrictions of the Destination Portfolio.

Reorganization Between Voya Limited Maturity VP and JPMorgan Core Bond VP

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

	Voya Limited Maturity VP	JPMorgan Core Bond VP	Adjustments		Combined Pro Forma Portfolio
Assets:
Investments, at value	$87,846,016	$751,547,694	$-		$839,393,710
Repurchase agreements, at value	1,461,855	33,858,541	-		35,320,396
Cash on deposit with broker	277,000	-	-		277,000
Cash	-	591,738	-		591,738
Receivables:			-		-
Shares sold	-	58,637	-		58,637
Investments sold	1,095,328	367,631	-		1,462,959
Interest	354,041	2,792,120	-		3,146,161
Dividends	-	-	-		-
Tax reclaims	480	138	-		618
Net income from securities lending	1,661	7,760	-		9,421
Variation margin receivable	6,570	-	-		6,570
Prepaid Expenses	405	3,329	-		3,734

Total assets	$91,043,356	$789,227,588	$-		$880,270,944

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	2	42,402	-		42,404
Investments purchased	1,282,066	1,552,707	-		2,834,773
When-issued, delayed-delivery, and forward commitment securities purchased	309,692	4,154,263	-		4,463,955
Investment management fees	37,516	291,952	-		329,468
Distribution and service fees	154	50,159	-		50,313
Transfer agent fees	212	1,525	-		1,737
Trustees, CCO and deferred compensation fees	211	1,311	-		1,522
Audit and tax fees	8,263	14,779	-		23,042
Custody fees	16,892	83,569	-		100,461
Legal fees	2,050	15,157	-		17,207
Printing and shareholder reports fees	617	79,061	-		79,678
Registration fees	-	-	-		-
Distribution payable to shareholders	-	-	-		-
Other	933	7,026	40,000	(a)	47,959
Collateral for securities on loan	3,325,155	31,670,629	-		34,995,784

Total liabilities	4,983,763	37,964,540	40,000		42,988,303

Net Assets	$86,059,593	$751,263,048	$(40,000)		$837,282,641

Net Assets Consist of:
Capital stock ($0.01 par value)	$84,871	$546,171	$(21,062)	(b)	$609,980
Additional paidin capital	84,702,802	699,433,916	902,063	(b)	785,038,781
Undistributed (distributions in excess of) net investment income (loss)	1,411,326	22,773,976	(1,411,326)	(b)	22,773,976
Accumulated net realized gain (loss)	(490,325)	(3,374,849)	490,325	(b)	(3,374,849)
Net unrealized appreciation (depreciation) on:
Investments	456,986	31,883,834	-		32,340,820
Swap agreements	(258,098)	-	-		(258,098)
Futures contracts	152,031	-	-		152,031
Translation of assets and liabilities denominated in foreign currencies	-	-	-		-

Net Assets	$86,059,593	$751,263,048	$(40,000)		$837,282,641

Net assets by class:
Initial Class	$85,305,899	$501,292,829	$(26,691)	(a)	$586,572,037
Service Class	753,694	249,970,219	(13,309)	(a)	250,710,604
Shares outstanding (unlimited shares, no par value):
Initial Class	8,412,414	37,179,193	(2,084,083)	(c)	43,507,524
Service Class	74,696	17,437,859	(22,100)	(c)	17,490,455
Net asset value per share:
Initial Class	$10.14	$13.48	$(10.14)	(d)	$13.48
Service Class	10.09	14.33	(10.09)	(d)	14.33

Investments, at cost	$87,389,030	$719,663,860	-		$807,052,890
Securities loaned, at value	3,257,190	31,022,818	-		34,280,008
Repurchase agreements, at cost	1,461,855	33,858,541	-		35,320,396

(a)-(d) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Information Classification: Limited Access

Reorganization Between Voya Limited Maturity VP and JPMorgan Core Bond VP

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

	Voya Limited Maturity VP	JPMorgan Core Bond VP	Adjustments		Combined Pro Forma Portfolio
Investment Income:
Dividend income	$-	$-	$-		$-
Interest income	1,419,927	18,910,627	-		20,330,554
Net income (loss) from securities lending	21,410	46,619	-		68,029
Withholding taxes on foreign income	-	-			-

Total investment income	1,441,337	18,957,246	-		20,398,583

Expenses:
Investment advisory fees	293,786	2,033,809	89,079	(e)	2,416,674
Investment management fees	154,249	1,159,639	-		1,313,888
Distribution and service fees:
Service Class	1,867	518,997	(661)	(f)	520,203
Administration fees	17,254	132,744	(149,998)	(g)	-
Transfer agent fees	1,233	9,870	-		11,103
Trustees, CCO and deferred compensation fees	2,188	17,475	-		19,663
Audit and tax fees	15,197	25,328	(14,342)	(h)	26,183
Custody fees	66,834	260,133	(60,254)	(i)	266,713
Legal fees	5,118	43,457	-		48,575
Printing and shareholder reports fees	382	72,330	-		72,712
Registration fees	-	-	-		-
Other	2,663	20,238	-		22,901

Total expenses before waiver and/or reimbursment and recapture	560,771	4,294,020	(136,176)		4,718,615
Expenses waived and/or reimbursed:
Fund level	-	-	-		-
Initial Class	-	-	-		-
Service Class	-	-	-		-
Recapture of previously waived and/or reimbursed fees:
Fund level	-	-	-		-
Initial Class	-	-	-		-
Service Class	-	-	-		-

Net expenses	560,771	4,294,020	(136,176)		4,718,615

Net investment income (loss)	880,566	14,663,226	136,176		15,679,968

Net realized gain (loss) on:
Investments	(197,932)	728,203	-		530,271
Swap agreements	(34,532)	-			(34,532)
Futures contracts	(48,505)	-			(48,505)
Foreign currency transactions	(100)	-	-		(100)

Net realized gain (loss)	(281,069)	728,203	-		447,134

Net change in unrealized appreciation (depreciation) on:
Investments	652,745	21,893,842	-		22,546,587
Swap agreements	(258,098)	-			(258,098)
Futures contracts	124,711	-			124,711
Translation of assets and liabilities denominated in foreign cuurencies	-	-	-		-

Net change in unrealized appreciation (depreciation)	519,358	21,893,842	-		22,413,200

Net realized and change in unrealized gain (loss)	238,289	22,622,045	-		22,860,334

Net increase in net assets resulting from operations	$1,118,855	$37,285,271	$136,176		$38,540,302

(e)-(i) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Information Classification: Limited Access

Reorganization Two:

Reorganization Between Voya Mid Cap Opportunities VP and Janus Mid-Cap Growth VP

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			Voya Mid Cap Opportunities VP		Janus Mid-Cap Growth VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Common Stocks - 98.5%
Aerospace & Defense
Orbital ATK, Inc.			31,031	$2,641,979	-	$-			31,031	$2,641,979
Teledyne Technologies, Inc.(1)			-	-	68,000	6,735,400			68,000	6,735,400
Textron, Inc.			51,761	1,892,382	-	-			51,761	1,892,382
TransDigm Group, Inc.(1)(2)			-	-	11,718	3,089,919			11,718	3,089,919
Air Freight & Logistics
Expeditors International of Washington, Inc.			-	-	170,343	8,353,621			170,343	8,353,621
Airlines
Ryanair Holdings PLC			-	-	59,171	4,114,751			59,171	4,114,751
Southwest Airlines Co.			52,714	2,066,916	-	-			52,714	2,066,916
Auto Components
Lear Corp.			13,597	1,383,631	-	-			13,597	1,383,631
Beverages
Monster Beverage Corp.(1)			16,143	2,594,342	-	-			16,143	2,594,342
Biotechnology
AbbVie, Inc.			-	-	68,300	4,228,453			68,300	4,228,453
BioMarin Pharmaceutical, Inc.(1)			30,552	2,376,946	-	-			30,552	2,376,946
Celgene Corp.(1)			-	-	72,100	7,111,223			72,100	7,111,223
DBV Technologies SA(1)			-	-	48,200	1,572,284			48,200	1,572,284
Medivation, Inc.(1)			-	-	112,800	6,801,840			112,800	6,801,840
Building Products
A.O. Smith Corp.			-	-	63,700	5,612,607			63,700	5,612,607
Allegion PLC			-	-	49,472	3,434,841			49,472	3,434,841
Masco Corp.			95,104	2,942,518	-	-			95,104	2,942,518
Capital Markets
Affiliated Managers Group, Inc.(1)			14,880	2,094,658	-	-			14,880	2,094,658
LPL Financial Holdings, Inc.(2)			-	-	226,400	5,100,792			226,400	5,100,792
TD Ameritrade Holding Corp.(2)			94,843	2,700,654	248,506	7,076,208			343,349	9,776,862
Chemicals
Eastman Chemical Co.			42,524	2,887,380	-	-			42,524	2,887,380
Potash Corp. of Saskatchewan, Inc.			-	-	134,100	2,177,784			134,100	2,177,784
Commercial Services & Supplies
Edenred			-	-	191,381	3,918,736			191,381	3,918,736
Ritchie Bros Auctioneers, Inc.(2)			-	-	252,100	8,515,938			252,100	8,515,938
Waste Connections, Inc.			38,038	2,740,638	-	-			38,038	2,740,638
Containers & Packaging
Crown Holdings, Inc.(1)			65,096	3,298,414	-	-			65,096	3,298,414
Packaging Corp. of America			46,336	3,101,268	-	-			46,336	3,101,268
Sealed Air Corp.			57,782	2,656,239	116,383	5,350,127			174,165	8,006,366
Distributors
LKQ Corp.(1)			100,541	3,187,150	-	-			100,541	3,187,150
Diversified Consumer Services
ServiceMaster Global Holdings, Inc.(1)			-	-	153,000	6,089,400			153,000	6,089,400
Diversified Financial Services
FactSet Research Systems, Inc.			-	-	22,200	3,583,524			22,200	3,583,524
Markit, Ltd.(1)			-	-	200,900	6,549,340			200,900	6,549,340
Moody’s Corp.			38,180	3,577,848	-	-			38,180	3,577,848
MSCI, Inc.			-	-	125,900	9,709,408			125,900	9,709,408
Electrical Equipment
AMETEK, Inc.			-	-	82,500	3,813,975			82,500	3,813,975
Sensata Technologies Holding NV(1)			-	-	385,191	13,439,314			385,191	13,439,314

			Voya Mid Cap Opportunities VP		Janus Mid-Cap Growth VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Electronic Equipment, Instruments & Components
Amphenol Corp.			56,700	$3,250,611	96,400	$5,526,612			153,100	$8,777,223
Belden, Inc.			-	-	82,200	4,962,414			82,200	4,962,414
Flextronics International, Ltd.(1)			-	-	452,014	5,333,765			452,014	5,333,765
FLIR Systems, Inc.			-	-	-	-			-	-
National Instruments Corp.			33,060	1,023,207	226,591	6,208,594			259,651	7,231,801
TE Connectivity, Ltd.			-	-	145,000	8,280,950			145,000	8,280,950
Food Products
Mead Johnson Nutrition Co.			51,031	4,631,063	69,337	6,292,333			120,368	10,923,396
TreeHouse Foods, Inc.(1)			33,989	3,488,971	-	-			33,989	3,488,971
Health Care Equipment & Supplies
ABIOMED, Inc.(1)			10,120	1,106,015	-	-			10,120	1,106,015
Boston Scientific Corp.(1)			-	-	584,100	13,650,417			584,100	13,650,417
DexCom, Inc.(1)(2)			-	-	34,222	2,714,831			34,222	2,714,831
Edwards Lifesciences Corp.(1)			42,970	4,285,398	-	-			42,970	4,285,398
Hologic, Inc.(1)			97,427	3,370,974	-	-			97,427	3,370,974
Intuitive Surgical, Inc.(1)			6,787	4,488,990	-	-			6,787	4,488,990
Masimo Corp.(1)			-	-	38,820	2,038,632			38,820	2,038,632
Nevro Corp.(1)			14,187	1,046,433	-	-			14,187	1,046,433
NuVasive, Inc.(1)			42,436	2,534,278	-	-			42,436	2,534,278
STERIS PLC(2)			-	-	69,969	4,810,369			69,969	4,810,369
Teleflex, Inc.			-	-	55,968	9,923,686			55,968	9,923,686
Varian Medical Systems, Inc.(1)(2)			-	-	149,800	12,318,054			149,800	12,318,054
Health Care Providers & Services
Laboratory Corp. of America Holdings(1)			15,910	2,072,595	-	-			15,910	2,072,595
Henry Schein, Inc.(1)			-	-	56,700	10,024,560			56,700	10,024,560
VCA, Inc.(1)			37,280	2,520,501	-	-			37,280	2,520,501
Health Care Technology
athenahealth, Inc.(1)(2)			-	-	73,902	10,199,215			73,902	10,199,215
IMS Health Holdings, Inc.(1)			-	-	140,846	3,571,855			140,846	3,571,855
Hotels, Restaurants & Leisure
Aramark			-	-	97,400	3,255,108			97,400	3,255,108
Domino’s Pizza, Inc.(2)			22,949	3,015,040	-	-			22,949	3,015,040
Dunkin’ Brands Group, Inc.(2)			-	-	185,400	8,087,148			185,400	8,087,148
Marriott International, Inc.(2)			22,014	1,463,050	-	-			22,014	1,463,050
Household Products
Church & Dwight Co., Inc.			42,017	4,323,129	-	-			42,017	4,323,129
Industrial Conglomerates
Roper Technologies, Inc.			12,711	2,167,988	29,100	4,963,296			41,811	7,131,284
Insurance
Aon PLC			19,068	2,082,798	98,600	10,770,078			117,668	12,852,876
Arthur J. Gallagher & Co.			65,730	3,128,748	-	-			65,730	3,128,748
Internet Software & Services
Cimpress NV(1)			-	-	77,700	7,185,696			77,700	7,185,696
CoStar Group, Inc.(1)			12,320	2,693,891	35,800	7,828,028			48,120	10,521,919
Dropbox, Inc.(1)(3)(4)(5)(6)			-	-	423,376	1,627,881			423,376	1,627,881
WebMD Health Corp.(1)(2)			32,182	1,870,096	-	-			32,182	1,870,096
IT Services
Amdocs, Ltd.			-	-	207,100	11,953,812			207,100	11,953,812
Broadridge Financial Solutions, Inc.			-	-	136,579	8,904,951			136,579	8,904,951
Fidelity National Information Services, Inc.			-	-	81,171	5,980,679			81,171	5,980,679
Gartner, Inc.(1)			21,281	2,072,982	46,400	4,519,824			67,681	6,592,806
Global Payments, Inc.			-	-	75,969	5,422,667			75,969	5,422,667
Jack Henry & Associates, Inc.			-	-	101,583	8,865,149			101,583	8,865,149
Paychex, Inc.			64,255	3,823,173	-	-			64,255	3,823,173
Sabre Corp.			110,513	2,960,643	-	-			110,513	2,960,643
Vantiv, Inc.(1)			57,824	3,272,838	-	-			57,824	3,272,838
WEX, Inc.(1)			-	-	92,500	8,201,975			92,500	8,201,975

			Voya Mid Cap Opportunities VP		Janus Mid-Cap Growth VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Leisure Products
Hasbro, Inc.			37,482	$3,148,113	-	$-			37,482	$3,148,113
Polaris Industries, Inc.(2)			-	-	40,545	3,314,959			40,545	3,314,959
Life Sciences Tools & Services
Mettler-Toledo International, Inc.(1)			-	-	6,100	2,226,012			6,100	2,226,012
PerkinElmer, Inc.			38,480	2,017,122	168,900	8,853,738			207,380	10,870,860
Quintiles Transnational Holdings, Inc.(1)(2)			43,800	2,861,016	37,300	2,436,436			81,100	5,297,452
Waters Corp.(1)			-	-	47,600	6,694,940			47,600	6,694,940
Machinery
Ingersoll-Rand PLC			41,452	2,639,663	-	-			41,452	2,639,663
Middleby Corp.(1)			-	-	33,200	3,826,300			33,200	3,826,300
Stanley Black & Decker, Inc.			24,208	2,692,414	-	-			24,208	2,692,414
Wabtec Corp.(2)			-	-	38,000	2,668,740			38,000	2,668,740
Media
AMC Networks, Inc.(1)(2)			40,442	2,443,506	-	-			40,442	2,443,506
Interpublic Group of Cos., Inc.			128,280	2,963,268	-	-			128,280	2,963,268
Omnicom Group, Inc.(2)			-	-	93,200	7,594,868			93,200	7,594,868
Multiline Retail
Dollar General Corp.			65,575	6,164,050	36,900	3,468,600			102,475	9,632,650
Dollar Tree, Inc.(1)			-	-	38,800	3,656,512			38,800	3,656,512
Oil, Gas & Consumable Fuels
EQT Corp.			30,405	2,354,259	-	-			30,405	2,354,259
World Fuel Services Corp.			-	-	112,400	5,337,876			112,400	5,337,876
Pharmaceuticals
Prestige Brands Holdings, Inc.(1)			19,140	1,060,356	-	-			19,140	1,060,356
Zoetis, Inc.			85,122	4,039,890	-	-			85,122	4,039,890
Professional Services
Equifax, Inc.			29,516	3,789,854	-	-			29,516	3,789,854
Verisk Analytics, Inc.(1)			-	-	186,200	15,097,096			186,200	15,097,096
Nielsen Holdings PLC			18,944	984,520	-	-			18,944	984,520
Real Estate Investment Trusts
Communications Sales & Leasing, Inc.			70,920	2,049,588	-	-			70,920	2,049,588
Crown Castle International Corp.			-	-	179,856	18,242,794			179,856	18,242,794
Equinix, Inc.			11,882	4,607,008	-	-			11,882	4,607,008
Equity Lifestyle Properties, Inc.			4,373	350,058	-	-			4,373	350,058
Lamar Advertising Co.			-	-	211,900	14,048,970			211,900	14,048,970
Road & Rail
Canadian Pacific Railway, Ltd.			-	-	37,200	4,790,988			37,200	4,790,988
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.			106,389	2,550,144	-	-			106,389	2,550,144
Integrated Device Technology, Inc.(1)			125,676	2,529,858	-	-			125,676	2,529,858
KLA-Tencor Corp.			-	-	113,600	8,321,200			113,600	8,321,200
Lam Research Corp.			-	-	67,587	5,681,363			67,587	5,681,363
Maxim Integrated Products, Inc.			82,394	2,940,642	-	-			82,394	2,940,642
Microchip Technology, Inc.(2)			-	-	113,500	5,761,260			113,500	5,761,260
ON Semiconductor Corp.(1)			-	-	636,800	5,616,576			636,800	5,616,576
Xilinx, Inc.			-	-	220,600	10,176,278			220,600	10,176,278
Software
Atlassian Corp. PLC(1)			-	-	117,741	3,049,492			117,741	3,049,492
Cadence Design Systems, Inc.(1)			-	-	469,600	11,411,280			469,600	11,411,280
Constellation Software, Inc.			-	-	21,481	8,313,568			21,481	8,313,568
Intuit, Inc.			22,422	2,502,519	74,000	8,259,140			96,422	10,761,659
Nice, Ltd.			-	-	149,100	9,520,035			149,100	9,520,035
Red Hat, Inc.(1)			51,825	3,762,495	-	-			51,825	3,762,495
SS&C Technologies Holdings, Inc.(2)			90,776	2,548,990	265,000	7,441,200			355,776	9,990,190
Ultimate Software Group, Inc.(1)			10,150	2,134,444	-	-			10,150	2,134,444

			Voya Mid Cap Opportunities VP		Janus Mid-Cap Growth VP		Adjustments		Combined Pro Forma Portfolio

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Specialty Retail
Burlington Stores, Inc.(1)(2)			50,116	$3,343,238	-	$-			50,116	$3,343,238
Five Below, Inc.(1)(2)			67,592	3,136,945	-	-			67,592	3,136,945
Foot Locker, Inc.(2)			55,187	3,027,559	-	-			55,187	3,027,559
Monro Muffler Brake, Inc.(2)			-	-	24,800	1,576,288			24,800	1,576,288
O’Reilly Automotive, Inc.(1)			18,290	4,958,419	-	-			18,290	4,958,419
Ross Stores, Inc.			75,734	4,293,360	-	-			75,734	4,293,360
Ulta Salon Cosmetics & Fragrance, Inc.(1)			20,247	4,932,979	-	-			20,247	4,932,979
Williams-Sonoma, Inc.(2)			-	-	68,272	3,559,019			68,272	3,559,019
Textiles, Apparel & Luxury Goods
Carter’s, Inc.			-	-	41,300	4,397,211			41,300	4,397,211
Coach, Inc.			81,304	3,312,325	-	-			81,304	3,312,325
Gildan Activewear, Inc.			-	-	335,000	9,825,550			335,000	9,825,550
Wolverine World Wide, Inc.			-	-	236,400	4,803,648			236,400	4,803,648
Trading Companies & Distributors
Fastenal Co.			-	-	68,300	3,031,837			68,300	3,031,837
MSC Industrial Direct Co., Inc.			26,542	1,872,804	-	-			26,542	1,872,804

Total Common Stocks				200,847,781		542,805,838	-	-		743,653,619

			Total Cost ($185,146,932)		Total Cost ($521,215,628)				Total Cost ($706,362,560)
Convertible Preferred Stock - 0.0%
Internet Software & Services
Dropbox, Inc.(1)(3)(4)(5)(6)	0.00%		-	-	41,951	$161,301			41,951	$161,301

Total Convertible Preferred Stock				-		161,301	-	-		161,301

					Total Cost ($379,619)				Total Cost ($379,619)

				Voya Mid Cap Opportunities VP		Janus Mid-Cap Growth VP		Adjustments			Combined Pro Forma Portfolio

	Coupon Rate		Maturity Date	Shares	Value	Shares	Value	Shares	Value		Shares	Value

Preferred Stock - 0.0%
Internet Software & Services
Peixe Urbano, Inc.(1)(3)(4)(5)(6)	0.00%			-	$-	65,743	$28,269				65,743	$28,269

Total Preferred Stock					-		28,269	-	-			28,269

						Total Cost ($2,164,318)					Total Cost ($2,164,318)
Securities Lending Collateral - 10.2%
State Street Navigator Securities Lending Trust -Prime Portfolio	0.51	%(7)		17,041,377	$17,041,377	60,168,288	$60,168,288				77,209,665	$77,209,665

Total Securities Lending Collateral					17,041,377		60,168,288	-	-			77,209,665

				Total Cost ($17,041,377)		Total Cost ($60,168,288)					Total Cost ($77,209,665)

				Principal	Value	Principal	Value				Principal	Value

Repurchase Agreement - 1.2%
State Street Bank & Trust Co.	0.03	%(7)	07/01/2016	$3,716,766	$3,716,766	$5,427,596	$5,427,596				$9,144,362	$9,144,362

Total Repurchase Agreement					3,716,766		5,427,596	-	-			9,144,362

				Total Cost ($3,716,766)		Total Cost ($5,427,596)					Total Cost ($9,144,362)

Total Investments					221,605,924		608,591,292		-			830,197,216

				Total Cost ($205,905,075)		Total Cost ($589,355,449)					Total Cost ($795,260,524)(8)
Other Assets and Liabilities - (9.9)%					(15,143,417)		(59,983,390)		(40,000	)(a)		(75,166,807)

Net Assets					$206,462,507		$548,607,902		($40,000)			$755,030,409

(1)	Non-income producing securities.
(2)

All or a portion of the securities are on loan. The total value of all securities on loan is $75,544,160. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)

Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $1,817,451, representing 0.2% of the Portfolio’s net assets.

(4)	Securities are Level 3 of the fair value hierarchy.
(5)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $1,817,451, representing 0.2% of the Portfolio’s net assets.
(6)	Restricted securities.
(7)	Rates disclosed reflect the yields at June 30, 2016.
(8)

Aggregate cost for federal income tax purposes is $795,260,524. Aggregate gross unrealized appreciation and depreciation for all securities is $54,551,598 and $19,614,906, respectively. Net unrealized appreciation for tax purposes is $34,936,692.

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Common Stocks	$200,847,781	$-	$-	$200,847,781	$537,259,221	$3,918,736	$1,627,881	$542,805,838	$738,107,002	$3,918,736	$1,627,881	$743,653,619
Convertible Preferred Stock	-	-	-	-	-	-	161,301	161,301	-	-	161,301	161,301
Preferred Stock	-	-	-	-	-	-	28,269	28,269	-	-	28,269	28,269
Securities Lending Collateral	17,041,377	-	-	17,041,377	60,168,288	-	-	60,168,288	77,209,665	-	-	77,209,665
Repurchase Agreement	-	3,716,766	-	3,716,766	-	5,427,596	-	5,427,596	-	9,144,362	-	9,144,362
Total Investments	$217,889,158	$3,716,766	$-	$221,605,924	$597,427,509	$9,346,332	$1,817,451	$608,591,292	$815,316,667	$13,063,098	$1,817,451	$830,197,216

(a)-(i) See Note 2 of the Notes to the Pro Forma Financial Statements.

As of June 30, 2016, all securities held by the Target Portfolio would comply with the investment restrictions of the Destination Portfolio.

Reorganization Between Voya Mid Cap Opportunities VP and Janus Mid-Cap Growth VP

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

	Voya Mid Cap Opportunities VP	Janus Mid-Cap Growth VP	Adjustments		Combined Pro Forma Portfolio
Assets:
Investments, at value	$217,889,158	$603,163,696	$-		$821,052,854
Repurchase agreements, at value	3,716,766	5,427,596	-		9,144,362
Cash	10,677	4,966	-		15,643
Foreign currency, at value	-	46	-		46
Receivables:			-		-
Shares sold	-	437,651	-		437,651
Investments sold	3,210,042	795,439	-		4,005,481
Interest	3	5	-		8
Dividends	136,219	234,783	-		371,002
Tax reclaims	-	23,903	-		23,903
Net income from securities lending	5,666	17,931	-		23,597
Variation margin receivable	-	-	-		-
Prepaid Expenses	814	1,602	-		2,416

Total assets	$224,969,345	$610,107,618	$-		$835,076,963

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	6	403,333	-		403,339
Investments purchased	1,297,766	325,971	-		1,623,737
When-issued, delayed-delivery, and forward commitment securities purchased	-	-	-		-
Investment management fees	144,040	362,005	-		506,045
Distribution and service fees	70	19,656	-		19,726
Transfer agent fees	537	2,069	-		2,606
Trustees, CCO and deferred compensation fees	388	1,715	-		2,103
Audit and tax fees	8,015	11,562	-		19,577
Custody fees	6,803	23,592	-		30,395
Legal fees	4,985	21,289	-		26,274
Printing and shareholder reports fees	697	152,181	-		152,878
Registration fees	-	-	-		-
Distribution payable to shareholders	-	-	-		-
Other	2,154	8,055	40,000	(a)	50,209
Collateral for securities on loan	17,041,377	60,168,288	-		77,209,665

Total liabilities	18,506,838	61,499,716	40,000		80,046,554

Net Assets	$206,462,507	$548,607,902	$(40,000)		$755,030,409

Net Assets Consist of:
Capital stock ($0.01 par value)	$165,946	$211,444	$(86,837)	(b)	$290,553
Additional paid in capital	174,691,363	494,450,458	15,951,186	(b)	685,093,007
Undistributed (distributions in excess of) net investment income (loss)	167,502	365,565	(167,502)	(b)	365,565
Accumulated net realized gain (loss)	15,736,847	34,345,350	(15,736,847)	(b)	34,345,350
Net unrealized appreciation (depreciation) on:
Investments	15,700,849	19,235,843	-		34,936,692
Swap agreements	-	-	-		-
Futures contracts	-	-	-		-
Translation of assets and liabilities denominated in foreign currencies	-	(758)	-		(758)

Net Assets	$206,462,507	$548,607,902	$(40,000)		$755,030,409

Net assets by class:
Initial Class	$206,120,504	$453,533,459	$(33,068)	(a)	$659,620,895
Service Class	342,003	95,074,443	(6,932)	(a)	95,409,514
Shares outstanding (unlimited shares, no par value):
Initial Class	16,566,955	17,376,652	(8,669,618)	(c)	25,273,989
Service Class	27,630	3,767,725	(14,075)	(c)	3,781,280
Net asset value per share:
Initial Class	$12.44	$26.10	$(12.44)	(d)	$26.10
Service Class	12.38	25.23	(12.38)	(d)	25.23

Investments, at cost	$202,188,309	$583,927,853	-		$786,116,162
Securities loaned, at value	16,651,276	58,892,884	-		75,544,160
Repurchase agreements, at cost	3,716,766	5,427,596	-		9,144,362
Foreign currency, at cost	-	47	-		47
(a)-(d) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Information Classification: Limited Access

Reorganization Between Voya Mid Cap Opportunities VP and Janus Mid-Cap Growth VP

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

		Voya Mid Cap Opportunities VP		Janus Mid-Cap Growth VP		Adjustments			Combined Pro Forma Portfolio
Investment Income:
Dividend income	$	1,926,632	$	2,946,631	$	-		$	4,873,263
Interest income		1,487		4,038		-			5,525
Net income (loss) from securities lending		48,174		1,821,662		-			1,869,836
Withholding taxes on foreign income		-		(32,276)					(32,276)

Total investment income		1,976,293		4,740,055		-			6,716,348

Expenses:
Investment advisory fees		1,098,768		3,408,323		(172,123)	(e)		4,334,968
Investment management fees		575,489		1,504,413		-			2,079,902
Distribution and service fees:
Service Class		879		255,527		(377)	(f)		256,029
Administration fees		39,170		124,647		(163,817)	(g)		-
Transfer agent fees		3,195		9,064		-			12,259
Trustees, CCO and deferred compensation fees		5,005		14,027		-			19,032
Audit and tax fees		15,017		20,746		(12,126)	(h)		23,637
Custody fees		50,514		67,857		(35,452)	(i)		82,919
Legal fees		14,043		43,250		-			57,293
Printing and shareholder reports fees		1,525		114,686		-			116,211
Registration fees		-		-		-			-
Other		6,315		23,002		-			29,317

Total expenses before waiver and/or reimbursment and recapture		1,809,920		5,585,542		(383,895)			7,011,567
Expenses waived and/or reimbursed:
Fund level		-		-		-			-
Initial Class		-		-		-			-
Service Class		-		-		-			-
Recapture of previously waived and/or reimbursed fees:
Fund level		-		-		-			-
Initial Class		-		-		-			-
Service Class		-		-		-			-

Net expenses		1,809,920		5,585,542		(383,895)			7,011,567

Net investment income (loss)		166,373		(845,487)		383,895			(295,219)

Net realized gain (loss) on:
Investments		8,163,204		(23,580,668)		-			(15,417,464)
Swap agreements		-		-
Futures contracts		-		-
Foreign currency transactions		-		63,981		-			63,981

Net realized gain (loss)		8,163,204		(23,516,687)		-			(15,353,483)

Net change in unrealized appreciation (depreciation) on:
Investments		(7,675,728)		(76,797,082)		-			(84,472,810)
Swap agreements		-		-
Futures contracts		-		-
Translation of assets and liabilities denominated in foreign cuurencies		-		(758)		-			(758)

Net change in unrealized appreciation (depreciation)		(7,675,728)		(76,797,840)		-			(84,473,568)

Net realized and change in unrealized gain (loss)		487,476		(100,314,527)		-			(99,827,051)

Net increase in net assets resulting from operations	$	653,849	$	(101,160,014)	$	383,895		$	(100,122,270)

(e)-(i) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Information Classification: Limited Access

NOTES TO THE PRO FORMA FINANCIAL STATEMENTS

NOTE 1 — GENERAL

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed transfer of substantially all of the assets of each Portfolios listed in the Target Portfolio & Shares column in the table below (each, a “Target Portfolio” and together, the “Target Portfolios”) in exchange for shares of the corresponding Portfolio listed in the Destination Portfolio & Shares column (each, a “Destination Portfolio” and together, the “Destination Portfolios”) and the assumption by the Destination Portfolios of all of the liabilities of the Target Portfolios as described elsewhere in the Information Statement/Prospectus and this SAI (each, a “Reorganization” and together, the “Reorganizations”). The “Pro Forma Funds” as identified in these financial statements represent the combined Destination Portfolios after the respective Reorganizations. The accounting survivor of each Reorganization for financial reporting purposes is the Destination Portfolio. Management believes the accounting survivor of each Reorganization is appropriate in light of the attributes of the applicable Destination Portfolio and Target Portfolio.

Target Portfolio & Shares	Destination Portfolio & Shares

Transamerica Voya Limited Maturity Bond VP	Transamerica JPMorgan Core Bond VP
Initial Class	Initial Class
Service Class	Service Class

Transamerica Voya Mid Cap Opportunities VP	Transamerica Janus Mid-Cap Growth VP
Initial Class	Initial Class
Service Class	Service Class

Capitalized terms not otherwise defined in the Notes to the financial statements have the meanings accorded to them in the Information Statement/Prospectus or this SAI.

The Reorganizations are intended to qualify for Federal income tax purposes as a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it’s expected that neither the Target Portfolios, nor the Destination Portfolios, nor the shareholders will recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganizations. As a condition to the closing of the transactions, the Target Portfolios will receive an opinion from the law firm of Morgan, Lewis & Bockius LLP to the effect that the Reorganizations will constitute a “reorganization” within the meaning of Section 368 of the Code. That opinion will be based in part upon certain assumptions and upon certain representations made by the Target Portfolios and Destination Portfolios.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Target Portfolios for shares of the Destination Portfolios will be treated and accounted for as a tax-free reorganization. The acquisition would be accomplished by acquisition of the net assets of the Target Portfolios in exchange for shares of the Destination Portfolios at net asset value. The unaudited pro forma Schedules of Investments and the unaudited Pro Forma Statements of Assets and Liabilities have been prepared as though the Reorganizations had been effective on June 30, 2016. The unaudited pro forma Statement of Operations has been prepared as though the Reorganizations had been effective June 30, 2016 to report operations for the period ended June 30, 2016.

In preparing the Destination Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of each of the Target Portfolios and the Destination Portfolios, which are included in the Target Portfolios’ and Destination Portfolios’ annual report dated December 31, 2015 and semi-annual report dated June 30, 2016.

NOTE 2 — PRO FORMA ADJUSTMENTS

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(b) To adjust the Pro Forma Funds Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Portfolio.

(c) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Portfolio at the Destination Portfolio’s net asset value.

(d) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Portfolio at the Destination Portfolio’s net asset value.

(e) To restate management fees using the Destination Portfolio management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Portfolio and Destination Portfolio.

(f) To restate distribution and service fees using the Destination Portfolio distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Portfolio and Destination Portfolio.

(g) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(h) To remove duplicate Audit fees.

(i) To remove duplicate Custody fees.

NOTE 3 — INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS

Transamerica Asset Management, Inc. (“TAM”) is the Destination Portfolios’ investment manager. TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Destination Portfolios’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Destination Portfolios’ distributor. TAM, TFS, and TCI are affiliates of Aegon, N.V., a Netherlands corporation.

Certain officers and trustees of the Destination Portfolios are also officers and/or directors of TAM, TFS, and TCI.

Investment Management Fees

The Target Portfolios pay management fees to TAM based on average daily net assets (“ANA”) according to the following schedules (all amounts are noted as of June 30, 2016):

Transamerica Voya Limited Maturity Bond VP:

First $250 million	0.53%
$250 million to $1 billion	0.505%
Over $1 billion	0.49%

Transamerica Voya Mid Cap Opportunities VP:

First $100 million	0.86%
$100 million to $1 billion	0.845%
Over $1 billion	0.83%

The Destination Portfolios pay management fees to TAM based on ANA according to the following schedules:

Transamerica JPMorgan Core Bond VP:

First $750 million	0.48%
$750 million to $1 billion	0.43%
Over $1 billion	0.405%

Transamerica Janus Mid-Cap Growth VP:

First $500 million	0.805%
$500 million to $1 billion	0.77%
Over $1 billion	0.75%

TAM has contractually agreed through May 1, 2017 to waive fees and/or reimburse expenses on behalf of the Portfolios to the extent that normal operating expenses (including investment management fees but excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolios’ business) exceeds, as a percentage of each Portfolio’s average daily net assets, 0.88% for Transamerica Voya Limited Maturity Bond VP, 0.70% for Transamerica JPMorgan Core Bond VP, 1.15% for Transamerica Voya Mid Cap Opportunities VP and 1.00% for Transamerica Janus Mid-Cap Growth VP. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

NOTE 4 — VALUATION PROCEDURES OF THE PORTFOLIOS

All investments in securities are recorded at their estimated fair value. Each Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolios’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the Portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Destination Portfolios’ investments at June 30, 2016, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 5 — TAX TREATMENT OF THE PORTFOLIOS

Each Destination Portfolio has elected to be treated as a “regulated investment company” for U.S. federal income tax purposes. For the taxable year that includes the closing date of the Reorganizations and for subsequent taxable periods, the Trust reasonably expects that the Destination Portfolios will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and will be eligible to, and will, compute its federal income tax under Section 852 of the Code.

NOTE 6 — COSTS ASSOCIATED WITH THE REORGANIZATION

The cost of the Reorganizations will be borne by TAM. The estimated Portfolio costs associated with the Reorganizations, which are considered extraordinary expenses of the Portfolios and, thus, are not subject to the expense limitations of the Portfolios discussed in Note 3 above, are as follows

Transamerica Voya Limited Maturity Bond VP	$0

Transamerica Voya Mid Cap Opportunities VP	$0

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

1		Amended and Restated Declaration of Trust filed with Post-Effective Amendment (PEA) No. 133 on February 12, 2016

2		Bylaws of Registrant filed with PEA No. 72 on April 29, 2008

3		N/A

4		Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Prospectus)

5		See Exhibits 1 and 2

6	(1)	Investment Management Agreement dated March 1, 2016 between Registrant and Transamerica Asset Management, Inc. (TAM) filed with PEA 134 on March 18, 2016

a. Amended Schedule A dated May 1, 2016 filed with PEA 136 on April 27, 2016

b. Amended Schedule A to be filed by amendment

	(2)	Sub-Advisory Agreement between TAM and J.P. Morgan Investment Management, Inc. dated May 1, 2002 filed with PEA 50 filed on April 30, 2002 on behalf of Transamerica JPMorgan Core Bond VP

a. Amendment dated May 1, 2007 to Sub-Advisory Agreement filed with PEA 68 on April 30, 2007

b. Amendment dated December 31, 2009 to Sub-Advisory Agreement filed with PEA 90 on February 18, 2010

c. Amendment dated October 1, 2015 to Sub-Advisory Agreement filed with PEA 136 on April 27, 2016

d. Amendment to Sub-Advisory Agreement to be filed by amendment

	(3)	Sub-Advisory Agreement between TAM and Janus Capital Management, LLC dated December 9, 2011 filed with PEA 100 on December 9, 2011

a. Amendment dated May 1, 2016 to Sub-Advisory Agreement filed on behalf of Transamerica Janus Mid-Cap Growth VP filed with PEA 136 on April 27, 2016

b. Amendment dated October 1, 2015 to Sub-Advisory Agreement filed with PEA 136 on April 27, 2016

c. Amendment to Sub-Advisory Agreement to be filed by amendment

7		Amended and Restated Distribution Agreement dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

a. Amendment to Distribution Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

b. Amended Schedule I dated December 31, 2015, filed with PEA 134 to the Registration Statement on March 18, 2016

c. Amended Schedule I dated May 1, 2016 filed with PEA 136 on April 27, 2016

d. Amended Schedule I to be filed by amendment

8		Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010 filed with Transamerica Funds’ PEA No. 108 to the Registration Statement on February 26, 2010 (File no. 033-02659)

9		Custodian Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011 filed with Transamerica Funds’ PEA 126 on April 29, 2011 (File no. 033-02659)

	(1)	Amendment to Custodian Agreement dated December 17, 2012 filed with PEA No. 116 to the Registration Statement on February 12, 2013

a. Amended Appendix A-1 dated May 1, 2016 filed with PEA 136 on April 27, 2016

b. Amended Appendix A-1 to be filed by amendment

10		Plan of Distribution under Rule 12b-1

	(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

a. Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

b. Amended Schedule A dated May 1, 2016 filed with PEA 136 on April 27, 2016

c. Amended Schedule A to be filed by amendment

	(2)	Multiple Class Plan dated January 22, 2009 filed with PEA No. 80 to the Registration Statement on April 30, 2009

11		Opinion of counsel as to the legality of the securities, previously filed with the Registration Statement on Form N-14 on October 7, 2016

12		Form of opinion of counsel as to tax matters, previously filed with the Registration Statement on Form N-14 on October 7, 2016

13		Other Material Contracts

	(1)	Transfer Agency Agreement, as amended through May 1, 2008, filed with PEA No. 80 to the Registration Statement on April 30, 2009

	(2)	Expense Limitation Agreement filed with PEA No. 67 to the Registration Statement on February 28, 2007

a. Amendment to Expense Limitation Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

b. Amendment to Expense Limitation Agreement dated July 1, 2009 filed with PEA No. 83 to the Registration Statement on August 14, 2009

c. Amendment and Restated Expense Limitation Agreement dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

d. Amended Schedule A and B dated May 1, 2016 filed with PEA 136 on April 27, 2016 by amendment

e. Amended Schedule A and B to be filed by amendment

	(3)	Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company, filed with PEA No. 70 to the Registration Statement on July 31, 2007

a. Amendment dated May 1, 2010 filed with PEA No. 91 to the Registration Statement on April 28, 2010

b. Amendment dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

c. Amendment dated May 1, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

d. Amendment dated September 17, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

e. Amendment dated May 1, 2013 and updated Schedule dated May 1, 2014 filed with PEA No. 123 to the Registration Statement on April 30, 2014

f. Amendment dated November 10, 2014 to Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company filed with PEA 130 on April 28, 2015

g. Updated Schedule dated May 1, 2015 to Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company filed with PEA 130 on April 28, 2015

	(4)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 filed with PEA No. 80 to the Registration Statement on April 30, 2009

	(5)	Participation Agreement with Transamerica Advisors Life Insurance Company dated October 20, 2008, as amended, filed with PEA No. 91 to the Registration Statement on April 28, 2010

a. Amendment dated May 1, 2010 filed with PEA No. 91 to the Registration Statement on April 28, 2010

b. Amendment dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

c. Amendment dated May 1, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

d. Amendment dated September 17, 2012 filed with PEA No. 114 to the Registration Statement on September 17, 2012

e. Amendment dated May 1, 2013 and updated Schedules dated February 5, 2014 and May 1, 2014 filed with PEA No. 123 to the Registration Statement on April 30, 2014

f. Updated Schedule dated May 1, 2015 to Participation Agreement between TST and Transamerica Advisors Life Insurance Company filed with PEA 130 on April 28, 2015

	(6)	Master Sub-Administration Agreement dated December 17, 2012 filed with PEA No. 116 to the Registration Statement on February 13, 2013

a. Amended Schedule A dated May 1, 2016 filed with PEA 136 on April 27, 2016

a. Amended Schedule A to be filed by amendment

14		Consent of Independent Registered Certified Public Accounting Firm, filed herein

15		N/A

16		Powers of Attorney, previously filed with to the Registration Statement on Form N-14 on October 7, 2016

17

	(1)	Joint Transamerica Series Trust and Transamerica Asset Management, Inc. Code of Ethics dated January 3, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

	(2)	J.P Morgan Investment Management, Inc. Code of Ethics filed with PEA 136 on April 27, 2016

	(3)	Janus Capital Management LLC Code of Ethics filed with PEA 136 on April 27, 2016

	(4)	Joint Prospectus dated May 1, 2016, as supplemented, filed previously with PEA 136

	(5)	Joint Statement of Additional Information dated May 1, 2016, as amended and restated July 1, 2016 filed previously with PEA 136

	(6)	Annual Report to Shareholders for the year ended December 31, 2015 filed on Form N-CSR on March 4, 2016

	(7)	Semi-Annual Report to Shareholders for the period ended June 30, 2016 filed on Form N-CSR on September 1, 2016

Item 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of Morgan Lewis & Bockius LLP supporting the tax consequences of the proposed reorganizations as soon as practicable after the closing of the reorganizations.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 7th day of November, 2016.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	November 7, 2016
Marijn P. Smit

	/s/ Sandra N. Bane	Trustee	November 7, 2016
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	November 7, 2016
Leo J. Hill*

	/s/ David W. Jennings	Trustee	November 7, 2016
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	November 7, 2016
Russell A. Kimball, Jr.*

	/s/ Patricia L. Sawyer	Trustee	November 7, 2016
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	November 7, 2016
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	November 7, 2016
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President and Treasurer	November 7, 2016
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	November 7, 2016
Tané T. Tyler**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Series Trust

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(14)	Consent of Independent Registered Certified Public Accounting Firm